UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09475
                                                     ---------------------

                Nuveen Insured Dividend Advantage Municipal Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kevin J. McCarthy
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2010
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                                                        LOGO: NUVEEN INVESTMENTS

Closed-End Funds

Nuveen Investments
Municipal Closed-End Funds

IT'S NOT WHAT YOU EARN, IT'S WHAT YOU KEEP.(R)

Semi-Annual Report
April 30, 2010

---------------------  ---------------------   ---------------------
NUVEEN INSURED         NUVEEN INSURED          NUVEEN PREMIER
QUALITY MUNICIPAL      MUNICIPAL OPPORTUNITY   INSURED MUNICIPAL
FUND, INC.             FUND, INC.              INCOME FUND, INC.
NQI                    NIO                     NIF

---------------------  ---------------------   ---------------------
NUVEEN INSURED         NUVEEN INSURED          NUVEEN INSURED
PREMIUM INCOME         DIVIDEND ADVANTAGE      TAX-FREE ADVANTAGE
MUNICIPAL FUND 2       MUNICIPAL FUND          MUNICIPAL FUND
NPX                    NVG                     NEA

                                                                        APRIL 10

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OR

WWW.NUVEEN.COM/ACCOUNTACCESS

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

                                                        LOGO: NUVEEN INVESTMENTS

Chairman's
Letter to Shareholders

[PHOTO OF ROBERT P. BREMNER]

DEAR SHAREHOLDER,

The economic environment in which your Fund operates reflects continuing but uneven economic recovery. The U.S. and other major industrial countries are experiencing steady but comparatively low levels of economic growth, while emerging market countries are seeing a resumption of relatively strong economic expansion. The potential impact of steps being considered by many governments to counteract the extraordinary governmental spending and credit expansion to deal with the recent financial and economic crisis is injecting uncertainty into global financial markets. The implications for future tax rates, government spending, interest rates and the pace of economic recovery in the U.S. and other leading economies are extremely difficult to predict at the present time. The long term health of the global economy depends on restoring some measure of fiscal discipline around the world, but since all of the corrective steps require economic pain, it is not surprising that governments are reluctant to undertake them.

In the near term, governments remain committed to furthering economic recovery and realizing a meaningful reduction in their national unemployment rates. Such an environment should produce continued economic growth and, consequently, attractive investment opportunities. Over the longer term, the larger uncertainty mentioned earlier carries the risk of unexpected potholes in the road to sustained recovery. For this reason, Nuveen's investment management teams are working hard to balance return and risk by building well-diversified portfolios, among other strategies. I encourage you to read the following commentary on the management of your Fund. As always, I also encourage you to contact your financial consultant if you have any questions about your Nuveen Fund investment. Please consult the Nuveen web site for the most recent information on your Nuveen Funds at: www.nuveen.com.

On behalf of the other members of your Fund's Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Robert P. Bremner
-----------------------------------
Robert P. Bremner
Chairman of the Board
June 21, 2010

                                                            Nuveen Investments 1

Portfolio Manager's Comments

NUVEEN INSURED QUALITY MUNICIPAL FUND, INC. (NQI)
NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC. (NIO)
NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC. (NIF)
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2 (NPX)
NUVEEN INSURED DIVIDEND ADVANTAGE MUNICIPAL FUND (NVG)
NUVEEN INSURED TAX-FREE ADVANTAGE MUNICIPAL FUND (NEA)

Portfolio manager Paul Brennan reviews key investment strategies and the six-month performance of these six national Funds. With 20 years of industry experience, including twelve years at Nuveen, Paul assumed portfolio management responsibility for NQI, NIO, NIF, NPX, NVG and NEA in 2006.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2010?

Municipal market conditions began to show general signs of improvement throughout most of the period. This trend was bolstered by the reduced issuance of tax-exempt municipal debt, due in part to the introduction of the Build America Bond program in April 2009. Build America Bonds are a new class of taxable municipal debt created as part of the February 2009 economic stimulus package. These bonds currently offer municipal issuers a federal subsidy equal to 35% of the bonds' interest payments and therefore provide issuers with an attractive alternative to traditional tax-exempt debt. For the six-month period ended April 30, 2010, taxable Build America Bond issuance totaled $48.9 billion, accounting for almost 24% of new bonds in the municipal market-place nationwide.

The tighter supply situation was compounded for these Funds by the severe decline in issuance of AAA rated insured bonds. Over the six-month period, new insured paper accounted for approximately 6% of national issuance, compared with about 12% during the same period a year earlier and historical levels of approximately 50%. In response to this situation, the Funds' Board of Directors/Trustees approved changes to the Funds' investment policies that increased their investment flexibility while retaining the insured nature of their portfolios. These six Funds can now invest at least 80% of their net assets in municipal securities that are covered by insurance from insurers with a claims-paying ability rated at least BBB- at the time of purchase. In addition, the Funds may invest up

CERTAIN STATEMENTS IN THIS REPORT ARE FORWARD-LOOKING STATEMENTS. DISCUSSIONS OF SPECIFIC INVESTMENTS ARE FOR ILLUSTRATION ONLY AND ARE NOT INTENDED AS RECOMMENDATIONS OF INDIVIDUAL INVESTMENTS. THE FORWARD-LOOKING STATEMENTS AND OTHER VIEWS EXPRESSED HEREIN ARE THOSE OF THE PORTFOLIO MANAGER AS OF THE DATE OF THIS REPORT. ACTUAL FUTURE RESULTS OR OCCURRENCES MAY DIFFER SIGNIFICANTLY FROM THOSE ANTICIPATED IN ANY FORWARD-LOOKING STATEMENTS, AND THE VIEWS EXPRESSED HEREIN ARE SUBJECT TO CHANGE AT ANY TIME, DUE TO NUMEROUS MARKET AND OTHER FACTORS. THE FUNDS DISCLAIM ANY OBLIGATION TO UPDATE PUBLICLY OR REVISE ANY FORWARD-LOOKING STATEMENTS OR VIEWS EXPRESSED HEREIN.

2 Nuveen Investments
to 20% of their net assets in uninsured investment-grade credits rated BBB- or higher. The investment policy changes are discussed in more detail on page seven.

Despite the constrained issuance of tax-exempt municipal bonds, we continued to find attractive value opportunities, taking a bottom-up approach to discovering undervalued sectors and individual credits with the potential to perform relatively well over the long term. Areas of the market where we found value during this period included essential services bonds such as general obligation
(GO) and other tax-supported credits, transportation (specifically tollroads and airports) and water and sewer. The impact of the Build America Bond program was evident especially in the area of longer-term issuance, as municipal issuers sought to take full advantage of the attractive financing terms offered by these bonds. Approximately 70% of Build America Bonds were issued with maturities of at least 30 years or more. Even though this significantly reduced the availability of tax-exempt bonds with longer maturities, we continued to focus on finding and purchasing attractive longer-term bonds for these Funds.

Cash for new purchases during this period was generated primarily by the proceeds from bond redemptions and calls. In addition, we took advantage of attractive sell opportunities to trim the Funds' holdings of pre-refunded bonds.

Shortly before the beginning of this reporting period, the Nuveen Insured Florida Premium Income Municipal Fund (NFL) was reorganized into NIO, and the Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF) was reorganized into NEA (the "Reorganizations"). In the Reorganizations, NIO and NEA acquired substantially all of the assets and liabilities of the two Florida funds in a tax-free transaction in exchange for an equal aggregate value of newly-issued common shares. In general, the securities acquired through the Reorganizations matched the investment parameters and strategies of NIO and NEA and required little immediate portfolio activity. As a result of the Reorganizations, NIO and NEA's exposures to Florida bonds rose. During this period, we began reducing these exposures to bring them more in line with our standard investment parameters. We intend to continue reducing these exposures over time as appropriate opportunities arise.

As of April 30, 2010, all six of these Funds continued to use inverse floating rate securities. (1) We employ inverse floaters for a variety of reasons, including leverage, duration management and both income and total return enhancement.

(1) AN INVERSE FLOATING RATE SECURITY, ALSO KNOWN AS AN INVERSE FLOATER, IS A FINANCIAL INSTRUMENT DESIGNED TO PAY LONG-TERM TAX-EXEMPT INTEREST AT A RATE THAT VARIES INVERSELY WITH A SHORT-TERM TAX-EXEMPT INTEREST RATE INDEX. FOR THE NUVEEN FUNDS, THE INDEX TYPICALLY USED IS THE SECURITIES INDUSTRY AND FINANCIAL MARKETS (SIFM) MUNICIPAL SWAP INDEX (PREVIOUSLY REFERRED TO AS THE BOND MARKET ASSOCIATION INDEX OR BMA). INVERSE FLOATERS, INCLUDING THOSE INVERSE FLOATING RATE SECURITIES IN WHICH THE FUNDS INVESTED DURING THIS REPORTING PERIOD, ARE FURTHER DEFINED WITHIN THE NOTES TO FINANCIAL STATEMENTS AND GLOSSARY OF TERMS USED IN THIS REPORT SECTIONS OF THIS REPORT.

Nuveen Investments 3

HOW DID THE FUNDS PERFORM?

Individual results for these Funds, as well as relevant index and peer group information, are presented in the accompanying table.

AVERAGE ANNUAL TOTAL RETURNS ON COMMON SHARE NET ASSET VALUE*
FOR PERIODS ENDED 4/30/10

                                                          6-MONTH   1-YEAR   5-YEAR   10-YEAR
---------------------------------------------------------------------------------------------
NQI                                                         6.12%   16.89%    3.34%     6.21%
NIO                                                         5.24%   14.13%    3.64%     6.26%
NIF                                                         5.00%   12.26%    3.82%     6.23%
NPX                                                         4.85%   13.55%    3.48%     6.20%
NVG                                                         4.25%   12.61%    4.48%       N/A
NEA                                                         4.67%   14.42%    4.89%       N/A

Standard & Poor's (S&P) Insured Municipal Bond Index(2)     3.76%    9.34%    4.24%     5.93%

Lipper Insured Municipal Debt Funds Average(3)              5.33%   15.40%    3.81%     6.32%
---------------------------------------------------------------------------------------------

For the six months ended April 30, 2010, the cumulative returns on common share net asset value (NAV) for all six of these Funds exceeded the return for the Standard & Poor's (S&P) Insured Municipal Bond Index. For the same period, NQI outperformed the return for the Lipper Insured Municipal Debt Funds Average, while NIO, NIF, NPX, NVG and NEA trailed the Lipper average.

Key management factors that influenced the Funds' returns during this period included yield curve and duration positioning, credit exposure and sector allocation. In addition, the use of leverage was an important factor affecting the Funds' performance over this period. The impact of leverage is discussed in more detail on page five.

During this period, bonds with longer maturities generally outperformed credits with shorter maturities, with bonds at the longest end of the yield curve posting the strongest returns. The outperformance of longer bonds was due in part to the decline in interest rates, particularly at the longer end of the curve. The scarcity of tax-exempt bonds with longer maturities also drove up their prices. Overall, yield curve positioning and duration proved positive for the performance of these Funds. NQI and NIO, which had the longest durations, were relatively better positioned for the interest rate environment of the past six months.

Credit exposure also played a role in performance of these Funds. The demand for municipal bonds increased during the period, driven by a variety of factors, including concerns about potential tax increases, the need to rebalance portfolio allocations and a growing appetite for additional risk. At the same time, the supply of issuance of new tax-exempt municipal securities declined. As investors bid up municipal bond prices, bonds rated BBB or below generally outperformed those rated AAA. While these six Funds remained heavily weighted in insured and higher quality credits, their performance benefited from their holdings of lower-rated credits.

(*) Six-month returns are cumulative; returns for one-year, five-year, and ten-year are annualized.

      Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

(1) For additional information, see the individual Performance Overview for your Fund in this report.

(2) The Standard & Poor's (S&P) Insured Municipal Bond Index is an unleveraged, market value-weighted index designed to measure the performance of the insured U.S. municipal bond market. This index does not reflect any initial or ongoing expenses and is not available for direct investment.

(3) The Lipper Insured Municipal Debt Funds Average is calculated using the returns of all closed-end funds in this category for each period as follows: 6-month, 8 funds; 1-year, 8 funds; 5-year, 7 funds; and 10-year, 7 funds. Lipper returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. The Lipper average is not available for direct investment.

4 Nuveen Investments

Sectors that generally contributed to performance during this period included industrial development revenue, health care and housing bonds. In particular, the Funds had exposure to lower-rated health care credits that helped to enhance their returns. Revenue bonds as a whole performed well, with transportation, leasing and special tax among the sectors outperforming the general municipal market for this period. Zero coupon bonds also were among the strongest performers.

Pre-refunded bonds, which are often backed by U.S. Treasury securities, performed relatively poorly during this period. The underperformance of these bonds can be attributed primarily to their shorter effective maturities and higher credit quality. As of April 30, 2010, NVG and NEA had the largest exposures to pre-refunded bonds, while NQI and NPX had the smallest allocations. On the whole, general obligation (GO) bonds lagged the overall municipal market by a small margin, while water and sewer, education, electric utilities and resource recovery bonds trailed the other revenue sectors for the six months.

IMPACT OF THE FUNDS' CAPITAL STRUCTURES AND LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of most of these Funds relative to the comparative index was the Funds' use of financial leverage. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common shareholder total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when bond prices generally are rising.

Leverage made a positive contribution to the performance of these Funds over this reporting period.

RECENT DEVELOPMENTS REGARDING THE FUNDS' LEVERAGED CAPITAL STRUCTURE

Shortly after their inceptions, each of the Funds issued auction rate preferred shares (ARPS) to create financial leverage. As noted in past shareholder reports, the ARPS issued by many closed-end funds, including these Funds, have been hampered by a lack of liquidity since February 2008. Since that time, more ARPS have been submitted for sale in each of their regularly scheduled auctions than there have been offers to buy. In fact, offers to buy have been almost completely non-existent since late February 2008. This means that these auctions have "failed to clear," and that many, or all, of the ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. This lack of liquidity in ARPS did not lower the credit quality of these shares, and ARPS

                                                            Nuveen Investments 5
shareholders unable to sell their shares continued to receive distributions at the "maximum rate" applicable to failed auctions, as calculated in accordance with the pre-established terms of the ARPS. In the recent market, with short-term rates at multi-generational lows, those maximum rates also have been low.

One continuing implication for common shareholders from the auction failures is that each Fund's cost of leverage likely has been incrementally higher at times than it otherwise might have been had the auctions continued to be successful. As a result, each Fund's common share earnings likely have been incrementally lower at times than they otherwise might have been.

As noted in past shareholder reports, the Nuveen funds' Board of Directors/Trustees authorized several methods to refinance a portion of the Nuveen funds' outstanding ARPS. Some funds have utilized tender option bonds
(TOBs), also known as floating rate securities, for leverage purposes. The amount of TOBs that a fund may use varies according to the composition of each fund's portfolio. Some funds have a greater ability to use TOBs than others. Some funds have issued Variable Rate Demand Preferred Shares (VRDP), but these issuances have been limited since it has been difficult to find liquidity providers on economically viable terms given the constrained credit environment. Some funds have issued MuniFund Term Preferred Shares (MTP), a fixed rate form of preferred stock with a mandatory redemption period of five years.

While all these efforts have reduced the total amount of outstanding ARPS issued by the Nuveen funds, the Funds cannot provide any assurance on when the remaining outstanding ARPS might be redeemed.

On April 9, 2010, twenty-six Nuveen leveraged closed-end funds, including NQI, NVG, NEA and NIF, received a demand letter from a law firm on behalf of each fund's common shareholders, alleging that Nuveen and the fund's officers and Board of Directors/Trustees breached their fiduciary duties related to the redemption at par of the fund's ARPS. The funds' independent Board is evaluating the demand letter for each fund.

As of April 30, 2010, the amounts of ARPS redeemed at par by the following Funds are as shown in the accompanying table.

                                                AUCTION RATE       % OF ORIGINAL
                                            PREFERRED SHARES        AUCTION RATE
FUND                                                REDEEMED    PREFERRED SHARES
--------------------------------------------------------------------------------
NQI                                         $     78,800,000               24.8%
NIO                                         $    126,175,000               16.0%
NIF                                         $     30,875,000               19.2%
NPX                                         $    268,900,000              100.0%
NVG                                         $    141,050,000               60.5%
NEA                                         $    105,625,000               61.1%
--------------------------------------------------------------------------------

6 Nuveen Investments

As of April 30, 2010, NVG and NEA had issued and outstanding $108 million and $83 million of MTP, respectively, and NPX had issued and outstanding $219 million VRDP. (Refer to Notes to Financial Statements, Footnote 1 - General Information and Significant Accounting Policies and Footnote 4 - Fund Shares for further details on MTP and VRDP.)

As of April 30, 2010, 83 out of the 84 Nuveen closed-end municipal funds that had issued ARPS have redeemed at par all or a portion of these shares. These redemptions bring the total amount of Nuveen's municipal closed-end funds' ARPS redemptions to approximately $4.4 billion of the approximately $11.0 billion originally outstanding.

For up-to-date information, please visit the Nuveen CEF Auction Rate Preferred Resource Center at: http://www.nuveen.com/arps.

RECENT CHANGES TO INVESTMENT POLICIES OF NUVEEN INSURED FUNDS

As a result of the "credit crunch" that began in 2007 and that led to the financial crisis that peaked in late 2008, the financial strength ratings assigned to most municipal bond insurers have been downgraded by the primary ratings agencies. These ratings downgrades generally have reduced, and any additional ratings downgrades may further reduce, the effective rating of many of the bonds insured by those bond insurers, including bonds held by the Funds. This in turn has sharply reduced, and in some cases may have eliminated, the value provided by such insurance. Nonetheless, the Fund's holdings continue to be well diversified and on the whole, the underlying credit quality of its holdings are of medium to high quality. It is also important to note that municipal bonds historically have had a very low rate of default.

On May 3, 2010, after the close of this reporting period, the Funds' Board of Directors/Trustees approved changes to each Fund's investment policies. The Board of Directors/Trustees took this action in response to the continuing challenges faced by municipal bond insurers. The changes to each Fund's investment policies are intended to increase the Funds' investment flexibility in pursuing their investment objective, while retaining the insured nature of its portfolio.

The changes, effective immediately, provide that under normal circumstances, the Funds invest at least 80% of their managed assets (as defined in Footnote 7 - Management Fees and Other Transactions with Affiliates) in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, the municipal securities in which each Fund invests will be rated investment grade at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by Nuveen Asset Management (the "Adviser"), or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure timely payment of principal and interest. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80%.

                                                            Nuveen Investments 7

Common Share Dividend and Share Price Information

During the six-month reporting period ended April 30, 2010, NIO and NIF each had two monthly dividend increases and NQI, NPX and NEA each had one monthly dividend increase. The dividend of NVG remained stable throughout the reporting period.

Due to normal portfolio activity, common shareholders of NVG received a long-term capital gains distribution of $0.0409 per share at the end of December 2009.

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2010, all six of the Funds in this report had positive UNII balances, based upon our best estimate, for tax purposes and positive UNII balances for financial reporting purposes.

COMMON SHARE REPURCHASES AND SHARE PRICE INFORMATION

As of April 30, 2010, and since the inception of the Funds' repurchase program, NIO, NVG and NEA have cumulatively repurchased common shares as shown in the accompanying table. Since the inception of the Funds' repurchase program, NQI, NIF, and NPX have not repurchased any of their outstanding common shares.

                                             COMMON SHARES      % OF OUTSTANDING
FUND                                           REPURCHASED         COMMON SHARES
--------------------------------------------------------------------------------
NIO                                                  2,900                  0.0%
NVG                                                 10,400                  0.0%
NEA                                                 19,300                  0.1%
--------------------------------------------------------------------------------

During the six-month reporting period, NIO repurchased common shares at a weighted average price and a weighted average discount per common share as shown in the accompanying table. NVG and NEA did not repurchase any of their outstanding common shares during the six-month reporting period.

                                         WEIGHTED AVERAGE       WEIGHTED AVERAGE
                     COMMON SHARES        PRICE PER SHARE     DISCOUNT PER SHARE
FUND                   REPURCHASED            REPURCHASED            REPURCHASED
--------------------------------------------------------------------------------
NIO                          2,900                 $12.93                  8.57%
--------------------------------------------------------------------------------

8 Nuveen Investments

As of April 30, 2010, the Funds' common share prices were trading at (+) premiums or (-) discounts to their common share NAVs as shown in the accompanying table.

                                             4/30/10           SIX-MONTH AVERAGE
FUND                        (+) PREMIUM/(-) DISCOUNT    (+) PREMIUM/(-) DISCOUNT
--------------------------------------------------------------------------------
NQI                                           +1.36%                      -0.43%
NIO                                           -3.99%                      -5.92%
NIF                                           -0.00%                      -3.49%
NPX                                           -4.09%                      -5.13%
NVG                                           -2.87%                      -4.89%
NEA                                           -1.09%                      -3.16%
--------------------------------------------------------------------------------

                                                            Nuveen Investments 9

NQI Performance OVERVIEW | Nuveen Insured Quality Municipal Fund, Inc. as of April 30, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    14.20
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $    14.01
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  1.36%
--------------------------------------------------------------------------------
Market Yield                                                               6.00%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                                8.33%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  537,251
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     16.25
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.24
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/90)
--------------------------------------------------------------------------------
                                                ON SHARE PRICE           ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                     10.08%            6.12%
--------------------------------------------------------------------------------
1-Year                                                   24.24%           16.89%
--------------------------------------------------------------------------------
5-Year                                                    3.97%            3.34%
--------------------------------------------------------------------------------
10-Year                                                   6.94%            6.21%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 19.6%
--------------------------------------------------------------------------------
Texas                                                                      11.1%
--------------------------------------------------------------------------------
Illinois                                                                    8.6%
--------------------------------------------------------------------------------
Washington                                                                  8.2%
--------------------------------------------------------------------------------
New York                                                                    6.4%
--------------------------------------------------------------------------------
Florida                                                                     5.9%
--------------------------------------------------------------------------------
Kentucky                                                                    4.0%
--------------------------------------------------------------------------------
Massachusetts                                                               2.8%
--------------------------------------------------------------------------------
Arizona                                                                     2.7%
--------------------------------------------------------------------------------
Louisiana                                                                   2.5%
--------------------------------------------------------------------------------
Ohio                                                                        2.4%
--------------------------------------------------------------------------------
Hawaii                                                                      2.2%
--------------------------------------------------------------------------------
Colorado                                                                    2.2%
--------------------------------------------------------------------------------
Nevada                                                                      1.9%
--------------------------------------------------------------------------------
Other                                                                      19.5%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     22.0%
--------------------------------------------------------------------------------
Transportation                                                             19.5%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     14.6%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            14.5%
--------------------------------------------------------------------------------
Health Care                                                                 9.1%
--------------------------------------------------------------------------------
Utilities                                                                   7.6%
--------------------------------------------------------------------------------
Water and Sewer                                                             5.8%
--------------------------------------------------------------------------------
Other                                                                       6.9%
--------------------------------------------------------------------------------

INSURERS
(as a % of total Insured investments)
--------------------------------------------------------------------------------
NPFG(3)                                                                    31.1%
--------------------------------------------------------------------------------
AGM                                                                        25.5%
--------------------------------------------------------------------------------
AMBAC                                                                      21.3%
--------------------------------------------------------------------------------
FGIC                                                                       20.0%
--------------------------------------------------------------------------------
Other                                                                       2.1%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(1,4)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   38%
AA                                                                           28%
A                                                                            31%
BB or Lower                                                                   1%
N/R                                                                           2%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                  [BAR CHART]

May                                                                  $    0.0625
Jun                                                                       0.0625
Jul                                                                       0.0625
Aug                                                                       0.0625
Sep                                                                        0.068
Oct                                                                        0.068
Nov                                                                        0.068
Dec                                                                        0.071
Jan                                                                        0.071
Feb                                                                        0.071
Mar                                                                        0.071
Apr                                                                        0.071

COMMON SHARE PRICE PERFORMANCE - WEEKLY CLOSING PRICE

                                  [LINE CHART]

5/01/09                                                              $     12.05
                                                                           12.08
                                                                           12.18
                                                                            12.5
                                                                           12.53
                                                                           12.23
                                                                         12.0299
                                                                           12.26
                                                                           12.32
                                                                           12.46
                                                                           12.67
                                                                           12.59
                                                                            12.8
                                                                           12.98
                                                                           12.85
                                                                           12.55
                                                                           12.93
                                                                           12.72
                                                                            13.1
                                                                           13.24
                                                                           13.46
                                                                           13.54
                                                                           13.75
                                                                           13.64
                                                                              13
                                                                           13.38
                                                                            13.3
                                                                           13.61
                                                                           13.15
                                                                           13.16
                                                                           13.34
                                                                           13.39
                                                                           13.49
                                                                           13.29
                                                                           13.46
                                                                            13.6
                                                                           13.74
                                                                           13.83
                                                                           13.95
                                                                           13.79
                                                                           13.59
                                                                           13.76
                                                                           13.91
                                                                              14
                                                                           13.95
                                                                              14
                                                                           14.11
                                                                           14.27
                                                                           14.34
                                                                            14.2
                                                                            14.2
                                                                           14.33
4/30/10                                                                     14.2

(1) The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information. As of April 30, 2010, the Fund includes 94% (as a % of total investments) of Insured securities.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3)   MBIA's public finance subsidiary.

(4) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

10 Nuveen Investments

NIO Performance OVERVIEW | Nuveen Insured Municipal Opportunity Fund, Inc. as of April 30, 2010

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(1,4)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   42%
AA                                                                           27%
A                                                                            25%
BBB                                                                           1%
BB or Lower                                                                   1%
N/R                                                                           4%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                  [BAR CHART]

May                                                                  $    0.0605
Jun                                                                       0.0605
Jul                                                                       0.0605
Aug                                                                       0.0605
Sep                                                                       0.0665
Oct                                                                       0.0665
Nov                                                                       0.0665
Dec                                                                       0.0675
Jan                                                                       0.0675
Feb                                                                       0.0675
Mar                                                                        0.069
Apr                                                                        0.069

COMMON SHARE PRICE PERFORMANCE - WEEKLY CLOSING PRICE

                                  [LINE CHART]

5/01/09                                                              $     12.15
                                                                           12.31
                                                                            12.4
                                                                           12.54
                                                                           12.58
                                                                            12.4
                                                                           11.99
                                                                           12.09
                                                                            12.3
                                                                           12.14
                                                                           12.55
                                                                           12.42
                                                                            12.7
                                                                           12.68
                                                                           12.69
                                                                           12.72
                                                                           12.96
                                                                           13.22
                                                                            13.4
                                                                           13.41
                                                                           13.55
                                                                           13.65
                                                                           13.89
                                                                           13.64
                                                                              13
                                                                           13.22
                                                                           12.98
                                                                           13.15
                                                                              13
                                                                           13.07
                                                                           13.23
                                                                           13.38
                                                                           13.49
                                                                           13.34
                                                                            13.4
                                                                           13.44
                                                                           13.54
                                                                           13.53
                                                                           13.55
                                                                           13.55
                                                                           13.63
                                                                           13.57
                                                                            13.5
                                                                           13.58
                                                                           13.69
                                                                           13.68
                                                                           13.85
                                                                           13.89
                                                                            13.9
                                                                           13.93
                                                                           13.86
                                                                           13.92
4/30/10                                                                    13.97

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    13.97
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $    14.55
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -3.99%
--------------------------------------------------------------------------------
Market Yield                                                               5.93%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                                8.24%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $1,391,133
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     15.38
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 9.40
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/19/91)
--------------------------------------------------------------------------------
                                              ON SHARE PRICE             ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                   10.88%              5.24%
--------------------------------------------------------------------------------
1-Year                                                 21.93%             14.13%
--------------------------------------------------------------------------------
5-Year                                                  4.44%              3.64%
--------------------------------------------------------------------------------
10-Year                                                 7.49%              6.26%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Florida                                                                    16.8%
--------------------------------------------------------------------------------
California                                                                 16.7%
--------------------------------------------------------------------------------
Texas                                                                       5.8%
--------------------------------------------------------------------------------
Nevada                                                                      4.4%
--------------------------------------------------------------------------------
New York                                                                    4.4%
--------------------------------------------------------------------------------
Colorado                                                                    3.8%
--------------------------------------------------------------------------------
Illinois                                                                    3.7%
--------------------------------------------------------------------------------
South Carolina                                                              3.6%
--------------------------------------------------------------------------------
Massachusetts                                                               3.4%
--------------------------------------------------------------------------------
Alabama                                                                     3.2%
--------------------------------------------------------------------------------
Louisiana                                                                   2.9%
--------------------------------------------------------------------------------
Washington                                                                  2.8%
--------------------------------------------------------------------------------
New Jersey                                                                  2.6%
--------------------------------------------------------------------------------
Ohio                                                                        2.4%
--------------------------------------------------------------------------------
Indiana                                                                     2.3%
--------------------------------------------------------------------------------
Kentucky                                                                    1.9%
--------------------------------------------------------------------------------
Other                                                                      19.3%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     24.7%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            18.8%
--------------------------------------------------------------------------------
Transportation                                                             14.4%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     11.6%
--------------------------------------------------------------------------------
Water and Sewer                                                            11.1%
--------------------------------------------------------------------------------
Utilities                                                                   8.0%
--------------------------------------------------------------------------------
Health Care                                                                 5.1%
--------------------------------------------------------------------------------
Other                                                                       6.3%
--------------------------------------------------------------------------------

INSURERS
(as a % of total Insured investments)
--------------------------------------------------------------------------------
NPFG(3)                                                                    30.5%
--------------------------------------------------------------------------------
FGIC                                                                       24.0%
--------------------------------------------------------------------------------
AGM                                                                        18.8%
--------------------------------------------------------------------------------
AMBAC                                                                      17.8%
--------------------------------------------------------------------------------
Other                                                                       8.9%
--------------------------------------------------------------------------------

(1) The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information. As of April 30, 2010, the Fund includes 96% (as a % of total investments) of Insured securities.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3)   MBIA's public finance subsidiary.

(4) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

                                                           Nuveen Investments 11

NIF Performance OVERVIEW | Nuveen Premier Insured Municipal Income Fund, Inc. as of April 30, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    14.66
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $    14.66
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                  0.00%
--------------------------------------------------------------------------------
Market Yield                                                               6.06%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                                8.42%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  284,746
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     13.43
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.87
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/91)
--------------------------------------------------------------------------------
                                                ON SHARE PRICE           ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                     15.34%            5.00%
--------------------------------------------------------------------------------
1-Year                                                   22.59%           12.26%
--------------------------------------------------------------------------------
5-Year                                                    5.11%            3.82%
--------------------------------------------------------------------------------
10-Year                                                   7.38%            6.23%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 17.0%
--------------------------------------------------------------------------------
Washington                                                                 11.3%
--------------------------------------------------------------------------------
Illinois                                                                    8.7%
--------------------------------------------------------------------------------
Texas                                                                       8.4%
--------------------------------------------------------------------------------
Colorado                                                                    6.4%
--------------------------------------------------------------------------------
New York                                                                    4.5%
--------------------------------------------------------------------------------
Nevada                                                                      4.0%
--------------------------------------------------------------------------------
Massachusetts                                                               2.9%
--------------------------------------------------------------------------------
Florida                                                                     2.9%
--------------------------------------------------------------------------------
Oregon                                                                      2.7%
--------------------------------------------------------------------------------
Indiana                                                                     2.7%
--------------------------------------------------------------------------------
Pennsylvania                                                                2.5%
--------------------------------------------------------------------------------
Hawaii                                                                      2.4%
--------------------------------------------------------------------------------
Michigan                                                                    2.4%
--------------------------------------------------------------------------------
Georgia                                                                     2.1%
--------------------------------------------------------------------------------
Other                                                                      19.1%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/General                                                     22.2%
--------------------------------------------------------------------------------
Transportation                                                             20.0%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.3%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            15.7%
--------------------------------------------------------------------------------
Water and Sewer                                                             7.5%
--------------------------------------------------------------------------------
Utilities                                                                   6.4%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           5.7%
--------------------------------------------------------------------------------
Health Care                                                                 5.0%
--------------------------------------------------------------------------------
Other                                                                       1.2%
--------------------------------------------------------------------------------

INSURERS
(as a % of total Insured investments)
--------------------------------------------------------------------------------
NPFG(3)                                                                    32.4%
--------------------------------------------------------------------------------
FGIC                                                                       28.5%
--------------------------------------------------------------------------------
AGM                                                                        21.7%
--------------------------------------------------------------------------------
AMBAC                                                                      15.3%
--------------------------------------------------------------------------------
Other                                                                       2.1%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(1,4)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   41%
AA                                                                           24%
A                                                                            33%
BBB                                                                           1%
N/R                                                                           1%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                  [BAR CHART]

May                                                                  $    0.0635
Jun                                                                       0.0635
Jul                                                                       0.0635
Aug                                                                       0.0635
Sep                                                                        0.066
Oct                                                                        0.066
Nov                                                                        0.066
Dec                                                                        0.072
Jan                                                                        0.072
Feb                                                                        0.072
Mar                                                                        0.074
Apr                                                                        0.074

COMMON SHARE PRICE PERFORMANCE - WEEKLY CLOSING PRICE

                                  [LINE CHART]

5/01/09                                                              $     12.73
                                                                           12.81
                                                                           12.78
                                                                            12.9
                                                                           12.76
                                                                           12.75
                                                                           12.34
                                                                           12.56
                                                                           12.71
                                                                           12.55
                                                                           12.96
                                                                           12.85
                                                                           13.08
                                                                           13.18
                                                                           13.26
                                                                           13.23
                                                                           13.37
                                                                         13.4616
                                                                           13.51
                                                                           13.61
                                                                           13.72
                                                                           13.79
                                                                         13.9901
                                                                           13.71
                                                                            13.1
                                                                           13.38
                                                                            13.1
                                                                           13.41
                                                                           13.08
                                                                          13.206
                                                                           13.43
                                                                           13.54
                                                                           13.88
                                                                           13.73
                                                                           13.75
                                                                          13.876
                                                                           14.13
                                                                         13.9705
                                                                           13.91
                                                                           14.06
                                                                           14.26
                                                                           14.32
                                                                           14.02
                                                                           14.17
                                                                           14.39
                                                                           14.35
                                                                           14.25
                                                                           14.39
                                                                           14.38
                                                                           14.32
                                                                           14.37
                                                                           14.58
4/30/10                                                                  14.6582

(1) The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information. As of April 30, 2010, the Fund includes 88% (as a % of total investments) of Insured securities.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3)   MBIA's public finance subsidiary.

(4) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

12 Nuveen Investments

NPX Performance OVERVIEW | Nuveen Insured Premium Income Municipal Fund 2 as of April 30, 2010

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(1,4)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   43%
AA                                                                           21%
A                                                                            29%
BBB                                                                           5%
N/R                                                                           2%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                  [BAR CHART]

May                                                                  $    0.0595
Jun                                                                       0.0595
Jul                                                                       0.0595
Aug                                                                       0.0595
Sep                                                                        0.061
Oct                                                                        0.061
Nov                                                                        0.061
Dec                                                                        0.062
Jan                                                                        0.062
Feb                                                                        0.062
Mar                                                                        0.062
Apr                                                                        0.062

COMMON SHARE PRICE PERFORMANCE - WEEKLY CLOSING PRICE

                                  [LINE CHART]

5/01/09                                                              $     11.16
                                                                            11.3
                                                                           11.39
                                                                           11.51
                                                                           11.36
                                                                           11.42
                                                                           10.98
                                                                           11.22
                                                                           11.34
                                                                            11.2
                                                                           11.57
                                                                           11.41
                                                                           11.54
                                                                           11.65
                                                                           11.83
                                                                           11.77
                                                                           11.96
                                                                              12
                                                                           12.11
                                                                           12.25
                                                                           12.41
                                                                           12.32
                                                                           12.54
                                                                           12.34
                                                                           11.96
                                                                           12.05
                                                                           11.86
                                                                           12.21
                                                                           11.85
                                                                           11.86
                                                                           11.93
                                                                           12.25
                                                                           12.15
                                                                           12.23
                                                                           12.24
                                                                           12.32
                                                                           12.45
                                                                           12.52
                                                                           12.45
                                                                           12.55
                                                                           12.45
                                                                           12.49
                                                                           12.34
                                                                           12.39
                                                                           12.56
                                                                           12.53
                                                                           12.65
                                                                           12.72
                                                                           12.73
                                                                           12.78
                                                                            12.7
                                                                           12.73
4/30/10                                                                    12.67

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    12.67
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $    13.21
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -4.09%
--------------------------------------------------------------------------------
Market Yield                                                               5.87%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                                8.15%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  493,539
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     15.63
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.94
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/22/93)
--------------------------------------------------------------------------------
                                                ON SHARE PRICE           ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                     10.04%            4.85%
--------------------------------------------------------------------------------
1-Year                                                   21.20%           13.55%
--------------------------------------------------------------------------------
5-Year                                                    4.54%            3.48%
--------------------------------------------------------------------------------
10-Year                                                   7.52%            6.20%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
California                                                                 13.1%
--------------------------------------------------------------------------------
Texas                                                                       9.4%
--------------------------------------------------------------------------------
Pennsylvania                                                                6.8%
--------------------------------------------------------------------------------
Colorado                                                                    6.2%
--------------------------------------------------------------------------------
Hawaii                                                                      5.1%
--------------------------------------------------------------------------------
Washington                                                                  4.9%
--------------------------------------------------------------------------------
New York                                                                    4.8%
--------------------------------------------------------------------------------
New Jersey                                                                  4.5%
--------------------------------------------------------------------------------
Wisconsin                                                                   4.0%
--------------------------------------------------------------------------------
Louisiana                                                                   3.4%
--------------------------------------------------------------------------------
Indiana                                                                     3.2%
--------------------------------------------------------------------------------
Illinois                                                                    3.1%
--------------------------------------------------------------------------------
Georgia                                                                     2.6%
--------------------------------------------------------------------------------
Arizona                                                                     2.5%
--------------------------------------------------------------------------------
North Dakota                                                                2.5%
--------------------------------------------------------------------------------
Nevada                                                                      2.4%
--------------------------------------------------------------------------------
Alabama                                                                     2.4%
--------------------------------------------------------------------------------
Other                                                                      19.1%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Utilities                                                                  18.2%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.1%
--------------------------------------------------------------------------------
Transportation                                                             14.6%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            13.2%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     11.3%
--------------------------------------------------------------------------------
Water and Sewer                                                            10.2%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           7.5%
--------------------------------------------------------------------------------
Health Care                                                                 7.1%
--------------------------------------------------------------------------------
Other                                                                       1.8%
--------------------------------------------------------------------------------

INSURERS
(as a % of total Insured investments)
--------------------------------------------------------------------------------
NPFG(3)                                                                    25.4%
--------------------------------------------------------------------------------
FGIC                                                                       22.8%
--------------------------------------------------------------------------------
AMBAC                                                                      22.8%
--------------------------------------------------------------------------------
AGM                                                                        22.5%
--------------------------------------------------------------------------------
Other                                                                       6.5%
--------------------------------------------------------------------------------

(1) The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information. As of April 30, 2010, the Fund includes 97% (as a % of total investments) of Insured securities.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3)   MBIA's public finance subsidiary.

(4) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

                                                           Nuveen Investments 13

NVG Performance OVERVIEW | Nuveen Insured Dividend Advantage Municipal Fund as of April 30, 2010

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    14.53
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $    14.96
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -2.87%
--------------------------------------------------------------------------------
Market Yield                                                               5.78%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                                8.03%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  445,904
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     12.87
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.27
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
--------------------------------------------------------------------------------
                                                ON SHARE PRICE           ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                      8.35%            4.25%
--------------------------------------------------------------------------------
1-Year                                                   21.77%           12.61%
--------------------------------------------------------------------------------
5-Year                                                    6.12%            4.48%
--------------------------------------------------------------------------------
Since Inception                                           5.81%            6.42%
--------------------------------------------------------------------------------

STATES
(as a % of total municipal bonds)
--------------------------------------------------------------------------------
Texas                                                                      15.3%
--------------------------------------------------------------------------------
Indiana                                                                    10.5%
--------------------------------------------------------------------------------
Washington                                                                 10.5%
--------------------------------------------------------------------------------
California                                                                  9.2%
--------------------------------------------------------------------------------
Florida                                                                     7.8%
--------------------------------------------------------------------------------
Illinois                                                                    7.4%
--------------------------------------------------------------------------------
Tennessee                                                                   6.6%
--------------------------------------------------------------------------------
New York                                                                    4.0%
--------------------------------------------------------------------------------
Colorado                                                                    3.7%
--------------------------------------------------------------------------------
Pennsylvania                                                                3.0%
--------------------------------------------------------------------------------
Alaska                                                                      2.5%
--------------------------------------------------------------------------------
Other                                                                      19.5%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            23.9%
--------------------------------------------------------------------------------
Transportation                                                             16.6%
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     16.3%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     11.3%
--------------------------------------------------------------------------------
Utilities                                                                   9.1%
--------------------------------------------------------------------------------
Health Care                                                                 7.6%
--------------------------------------------------------------------------------
Water and Sewer                                                             6.2%
--------------------------------------------------------------------------------
Investment Companies                                                        0.2%
--------------------------------------------------------------------------------
Other                                                                       8.8%
--------------------------------------------------------------------------------

INSURERS
(as a % of total Insured investments)
--------------------------------------------------------------------------------
NPFG(4)                                                                    32.2%
--------------------------------------------------------------------------------
AMBAC                                                                      25.6%
--------------------------------------------------------------------------------
AGM                                                                        22.5%
--------------------------------------------------------------------------------
FGIC                                                                       16.2%
--------------------------------------------------------------------------------
Other                                                                       3.5%
--------------------------------------------------------------------------------

CREDIT QUALITY (AS A % OF TOTAL MUNICIPAL BONDS)(1,5)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   48%
AA                                                                           17%
A                                                                            29%
BBB                                                                           4%
N/R                                                                           2%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE(3)

                                  [BAR CHART]

May                                                                  $    0.0645
Jun                                                                       0.0645
Jul                                                                       0.0645
Aug                                                                       0.0645
Sep                                                                         0.07
Oct                                                                         0.07
Nov                                                                         0.07
Dec                                                                         0.07
Jan                                                                         0.07
Feb                                                                         0.07
Mar                                                                         0.07
Apr                                                                         0.07

COMMON SHARE PRICE PERFORMANCE - WEEKLY CLOSING PRICE

                                  [LINE CHART]

5/01/09                                                              $     12.62
                                                                           12.84
                                                                           13.01
                                                                           13.05
                                                                           13.07
                                                                           12.99
                                                                           12.55
                                                                           12.89
                                                                            12.9
                                                                            12.8
                                                                           12.98
                                                                           13.12
                                                                           13.28
                                                                           13.42
                                                                           13.33
                                                                           13.32
                                                                           13.59
                                                                           13.64
                                                                           13.73
                                                                           13.95
                                                                           14.12
                                                                           14.19
                                                                           14.39
                                                                           14.23
                                                                           13.68
                                                                           13.89
                                                                           13.85
                                                                           13.78
                                                                           13.66
                                                                           13.69
                                                                           13.86
                                                                           13.93
                                                                           14.18
                                                                         13.9699
                                                                              14
                                                                            14.3
                                                                           14.32
                                                                           14.13
                                                                           14.11
                                                                           14.24
                                                                           14.24
                                                                           14.24
                                                                            14.3
                                                                           14.27
                                                                           14.31
                                                                          14.252
                                                                           14.17
                                                                           14.25
                                                                           14.35
                                                                           14.39
                                                                           14.26
                                                                           14.47
4/30/10                                                                  14.5299

(1) The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information. As of April 30, 2010, the Fund includes 92% (as a % of total investments) of Insured securities.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3) The Fund paid shareholders a capital gains distribution in December 2009 of $0.0409 per share.

(4)   MBIA's public finance subsidiary.

(5) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

14 Nuveen Investments

NEA Performance OVERVIEW | Nuveen Insured Tax-Free Advantage Municipal Fund as of April 30, 2010

CREDIT QUALITY (AS A % OF TOTAL INVESTMENTS)(1,4)

                                  [PIE CHART]

AAA/U.S.
Guaranteed                                                                   41%
AA                                                                           23%
A                                                                            26%
BBB                                                                           7%
BB or Lower                                                                   1%
N/R                                                                           2%

2009-2010 MONTHLY TAX-FREE DIVIDENDS PER COMMON SHARE

                                  [BAR CHART]

May                                                                  $     0.062
Jun                                                                        0.062
Jul                                                                        0.062
Aug                                                                        0.062
Sep                                                                        0.065
Oct                                                                        0.065
Nov                                                                        0.065
Dec                                                                        0.068
Jan                                                                        0.068
Feb                                                                        0.068
Mar                                                                        0.068
Apr                                                                        0.068

COMMON SHARE PRICE PERFORMANCE - WEEKLY CLOSING PRICE

                                  [LINE CHART]

5/01/09                                                              $     12.56
                                                                           12.82
                                                                           12.75
                                                                           12.66
                                                                           12.97
                                                                            12.9
                                                                           12.42
                                                                           12.75
                                                                           12.75
                                                                           12.73
                                                                           12.82
                                                                           12.81
                                                                           12.79
                                                                           13.05
                                                                            13.1
                                                                           13.04
                                                                         13.2399
                                                                         13.3406
                                                                           13.48
                                                                           13.57
                                                                           13.75
                                                                           14.11
                                                                           14.45
                                                                           14.28
                                                                           13.48
                                                                         13.5999
                                                                           13.48
                                                                           13.56
                                                                            13.2
                                                                            13.4
                                                                            13.5
                                                                           13.62
                                                                          13.744
                                                                            13.8
                                                                           13.85
                                                                          13.904
                                                                           14.14
                                                                           14.18
                                                                           14.12
                                                                           14.18
                                                                           14.39
                                                                           14.16
                                                                           14.19
                                                                           14.32
                                                                           14.17
                                                                           14.18
                                                                           14.32
                                                                          14.343
                                                                          14.095
                                                                           14.63
                                                                           14.72
                                                                           14.86
4/30/10                                                                    14.52

FUND SNAPSHOT
--------------------------------------------------------------------------------
Common Share Price                                                   $    14.52
--------------------------------------------------------------------------------
Common Share Net Asset Value                                         $    14.68
--------------------------------------------------------------------------------
Premium/(Discount) to NAV                                                 -1.09%
--------------------------------------------------------------------------------
Market Yield                                                               5.62%
--------------------------------------------------------------------------------
Taxable-Equivalent Yield(2)                                                7.81%
--------------------------------------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                                                 $  326,413
--------------------------------------------------------------------------------
Average Effective Maturity
on Securities (Years)                                                     14.81
--------------------------------------------------------------------------------
Leverage-Adjusted Duration                                                 8.28
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
--------------------------------------------------------------------------------
                                                ON SHARE PRICE           ON NAV
--------------------------------------------------------------------------------
6-Month (Cumulative)                                     10.84%            4.67%
--------------------------------------------------------------------------------
1-Year                                                   22.67%           14.42%
--------------------------------------------------------------------------------
5-Year                                                    6.10%            4.89%
--------------------------------------------------------------------------------
Since Inception                                           5.27%            5.89%
--------------------------------------------------------------------------------

STATES
(as a % of total investments)
--------------------------------------------------------------------------------
Florida                                                                    15.8%
--------------------------------------------------------------------------------
California                                                                 14.1%
--------------------------------------------------------------------------------
New York                                                                    6.8%
--------------------------------------------------------------------------------
Texas                                                                       6.7%
--------------------------------------------------------------------------------
Michigan                                                                    6.5%
--------------------------------------------------------------------------------
Washington                                                                  6.4%
--------------------------------------------------------------------------------
Pennsylvania                                                                4.9%
--------------------------------------------------------------------------------
Indiana                                                                     4.9%
--------------------------------------------------------------------------------
Alabama                                                                     4.8%
--------------------------------------------------------------------------------
South Carolina                                                              3.8%
--------------------------------------------------------------------------------
Wisconsin                                                                   3.7%
--------------------------------------------------------------------------------
Colorado                                                                    3.3%
--------------------------------------------------------------------------------
Other                                                                      18.3%
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
(as a % of total investments)
--------------------------------------------------------------------------------
Tax Obligation/Limited                                                     26.3%
--------------------------------------------------------------------------------
U.S. Guaranteed                                                            23.9%
--------------------------------------------------------------------------------
Tax Obligation/General                                                     10.8%
--------------------------------------------------------------------------------
Water and Sewer                                                             8.7%
--------------------------------------------------------------------------------
Health Care                                                                 8.3%
--------------------------------------------------------------------------------
Transportation                                                              8.3%
--------------------------------------------------------------------------------
Utilities                                                                   8.1%
--------------------------------------------------------------------------------
Education and Civic Organizations                                           5.0%
--------------------------------------------------------------------------------
Other                                                                       0.6%
--------------------------------------------------------------------------------

INSURERS
(as a % of total Insured investments)
--------------------------------------------------------------------------------
NPFG(3)                                                                    32.5%
--------------------------------------------------------------------------------
AMBAC                                                                      26.6%
--------------------------------------------------------------------------------
AGM                                                                        21.7%
--------------------------------------------------------------------------------
FGIC                                                                       10.9%
--------------------------------------------------------------------------------
Other                                                                       8.3%
--------------------------------------------------------------------------------

(1) The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information. As of April 30, 2010, the Fund includes 88% (as a % of total investments) of Insured securities.

(2) Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. When comparing this Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

(3)   MBIA's public finance subsidiary.

(4) Ratings shown are the highest rating given by one or more national rating agencies. AAA includes bonds with an implied AAA rating since they are backed by U.S. Government or agency securities. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Holdings designated N/R are not rated by a national rating agency.

                                                           Nuveen Investments 15

NQI | Nuveen Insured Quality Municipal Fund, Inc.
    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  ALABAMA - 1.6% (1.0% OF TOTAL INVESTMENTS)

$         1,135   Birmingham Waterworks and Sewerage Board, Alabama, Water and     1/13 at 100.00            AAA   $     1,260,940
                     Sewerage Revenue Bonds, Series 2002B, 5.250%, 1/01/20
                     (Pre-refunded 1/01/13) - NPFG Insured

          7,000   Huntsville Healthcare Authority, Alabama, Revenue Bonds,         6/15 at 100.00              A         7,074,830
                     Series 2005A, 5.000%, 6/01/24 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
          8,135   Total Alabama                                                                                          8,335,770
-----------------------------------------------------------------------------------------------------------------------------------
                  ARIZONA - 4.1% (2.7% OF TOTAL INVESTMENTS)

                  Arizona State, Certificates of Participation, Series 2010A:
          1,200      5.250%, 10/01/28 - AGM Insured                               10/19 at 100.00            AAA         1,248,792
          1,500      5.000%, 10/01/29 - AGM Insured                               10/19 at 100.00            AAA         1,524,735

          2,750   Mesa, Arizona, Utility System Revenue Bonds, Reset Option        7/17 at 100.00            AAA         2,449,865
                     Longs, Series 11033, 14.719%, 7/01/31 - AGM Insured (IF)

          9,200   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien     7/12 at 100.00            AA-         9,203,036
                     Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 -
                     FGIC Insured (Alternative Minimum Tax)

          8,755   Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic           No Opt. Call             AA         7,673,320
                     Plaza, Series 2005B, 0.000%, 7/01/39 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         23,405   Total Arizona                                                                                         22,099,748
-----------------------------------------------------------------------------------------------------------------------------------
                  ARKANSAS - 0.4% (0.3% OF TOTAL INVESTMENTS)

          2,250   University of Arkansas, Fayetteville, Revenue Bonds, Medical    11/14 at 100.00            Aa3         2,365,808
                     Sciences Campus, Series 2004B, 5.000%, 11/01/24 - NPFG
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA - 29.5% (19.6% OF TOTAL INVESTMENTS)

                  California Department of Water Resources, Water System
                  Revenue Bonds, Central Valley Project, Series 2005AC:
          4,010      5.000%, 12/01/24 - NPFG Insured (UB)                         12/14 at 100.00            AAA         4,276,545
          3,965      5.000%, 12/01/26 - NPFG Insured (UB)                         12/14 at 100.00            AAA         4,167,651

         12,925   California Pollution Control Financing Authority, Revenue        9/10 at 100.50              A        13,024,910
                     Refunding Bonds, Southern California Edison Company,
                     Series 1999A, 5.450%, 9/01/29 - NPFG Insured

         13,445   California State, General Obligation Bonds, Series 2002,         4/12 at 100.00             A1        13,502,948
                     5.000%, 4/01/27 - AMBAC Insured

          7,055   California State, General Obligation Bonds, Series 2002,         4/12 at 100.00            AAA         7,633,087
                     5.000%, 4/01/27 (Pre-refunded 4/01/12) - AMBAC Insured

              5   California State, General Obligation Bonds, Series 2004,         4/14 at 100.00             A1             5,012
                     5.000%, 4/01/31 - AMBAC Insured

          3,745   California State, General Obligation Bonds, Series 2004,         4/14 at 100.00            AAA         4,272,783
                     5.000%, 4/01/31 (Pre-refunded 4/01/14) - AMBAC Insured

          8,000   California, General Obligation Bonds, Series 2002, 5.000%,      10/12 at 100.00             A1         8,008,720
                     10/01/32 - NPFG Insured

          2,340   Cerritos Public Financing Authority, California, Tax            11/17 at 102.00             A-         2,302,092
                     Allocation Revenue Bonds, Los Cerritos Redevelopment
                     Projects, Series 2002A, 5.000%, 11/01/24 - AMBAC Insured

          5,000   Clovis Unified School District, Fresno County, California,         No Opt. Call         AA (4)         2,680,250
                     General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 -
                     FGIC Insured (ETM)

                  Foothill/Eastern Transportation Corridor Agency, California,
                  Toll Road Revenue Refunding Bonds, Series 1999:
         22,985      0.000%, 1/15/24 - NPFG Insured                                 7/10 at 45.75              A         9,202,734
         22,000      0.000%, 1/15/31 - NPFG Insured                                 7/10 at 29.93              A         5,421,020
         50,000      0.000%, 1/15/37 - NPFG Insured                                 7/10 at 20.76              A         8,105,000

          5,000   Garden Grove, California, Certificates of Participation,         3/12 at 101.00              A         5,026,400
                     Financing Project, Series 2002A, 5.125%, 3/01/32 - AMBAC
                     Insured

          8,500   Golden State Tobacco Securitization Corporation, California,     6/15 at 100.00             A2         7,935,940
                     Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                     Series 2005A, 5.000%, 6/01/35 - FGIC Insured

          5,795   Kern Community College District, California, General               No Opt. Call            AAA         2,464,498
                     Obligation Bonds, Series 2006, 0.000%, 11/01/25 - AGM
                     Insured

          5,288   Moreno Valley Public Finance Authority, California, GNMA         1/12 at 105.00            Aaa         5,743,297
                     Collateralized Assisted Living Housing Revenue Bonds, CDC
                     Assisted Living Project, Series 2000A, 7.500%, 1/20/42

16 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA (continued)

$         4,940   Ontario Redevelopment Financing Authority, San Bernardino        8/10 at 100.00          A (4)   $     5,458,206
                     County, California, Revenue Bonds, Redevelopment Project
                     1, Series 1993, 5.850%, 8/01/22 - NPFG Insured (ETM)

          2,590   Riverside County Public Financing Authority, California, Tax    10/14 at 100.00            BBB         2,469,358
                     Allocation Bonds, Multiple Projects, Series 2004, 5.000%,
                     10/01/25 - SYNCORA GTY Insured

          2,000   San Diego Redevelopment Agency, California, Subordinate Lien     9/14 at 100.00              A         2,022,380
                     Tax Allocation Bonds, Centre City Project, Series 2004A,
                     5.000%, 9/01/21 - SYNCORA GTY Insured

                  San Francisco Airports Commission, California, Revenue
                  Refunding Bonds, San Francisco International Airport, Second
                  Series 2001, Issue 27A:
          7,200      5.125%, 5/01/21 - NPFG Insured (Alternative Minimum Tax)      5/11 at 100.00             A1         7,217,712
         12,690      5.250%, 5/01/31 - NPFG Insured (Alternative Minimum Tax)      5/11 at 100.00             A1        12,674,011

                  San Francisco Bay Area Rapid Transit District, California,
                  Sales Tax Revenue Bonds, Series 2005A:
          2,000      5.000%, 7/01/21 - NPFG Insured                                7/15 at 100.00            AA+         2,127,800
          3,655      5.000%, 7/01/22 - NPFG Insured                                7/15 at 100.00            AA+         3,872,107
          3,840      5.000%, 7/01/23 - NPFG Insured                                7/15 at 100.00            AA+         4,077,389
          8,965   San Jose Redevelopment Agency, California, Tax Allocation        8/17 at 100.00              A         7,515,987
                     Bonds, Merged Area Redevelopment Project, Series 2006C,
                     4.250%, 8/01/30 - NPFG Insured

          3,500   Saugus Union School District, Los Angeles County, California,      No Opt. Call            Aa2         1,667,820
                     General Obligation Bonds, Series 2006, 0.000%, 8/01/23 -
                     FGIC Insured

          1,000   Sierra Joint Community College District, Tahoe Truckee,          8/14 at 100.00            Aa2         1,026,090
                     California, General Obligation Bonds, School Facilities
                     Improvement District 1, Series 2005A, 5.000%, 8/01/27 -
                     FGIC Insured

          1,525   Sierra Joint Community College District, Western Nevada,         8/14 at 100.00            Aa2         1,564,787
                     California, General Obligation Bonds, School Facilities
                     Improvement District 2, Series 2005A, 5.000%, 8/01/27 -
                     FGIC Insured

          3,170   Ventura County Community College District, California,           8/15 at 100.00             AA         3,273,120
                     General Obligation Bonds, Series 2005B, 5.000%, 8/01/28 -
                     NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
        237,133   Total California                                                                                     158,739,654
-----------------------------------------------------------------------------------------------------------------------------------
                  COLORADO - 3.3% (2.2% OF TOTAL INVESTMENTS)

          2,015   Board of Trustees of the University of Northern Colorado,        6/15 at 100.00            AAA         2,134,127
                     Revenue Bonds, Series 2005, 5.000%, 6/01/22 - AGM Insured

                  Denver City and County, Colorado, Airport Revenue Bonds,
                  Series 2006:
          5,365      5.000%, 11/15/23 - FGIC Insured (UB)                         11/16 at 100.00             A+         5,668,820
          1,000      5.000%, 11/15/24 - FGIC Insured                              11/16 at 100.00             A+         1,050,580
          1,085      13.717%, 11/15/25 - FGIC Insured (IF)                        11/16 at 100.00             A+         1,281,732

          9,780   E-470 Public Highway Authority, Colorado, Senior Revenue           No Opt. Call              A         2,239,327
                     Bonds, Series 2000B, 0.000%, 9/01/32 - NPFG Insured

         10,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,      No Opt. Call              A         3,277,100
                     Series 2004A, 0.000%, 9/01/27 - NPFG Insured

          1,250   Jefferson County School District R1, Colorado, General          12/14 at 100.00            AAA         1,446,336
                     Obligation Bonds, Series 2004, 5.000%, 12/15/24
                     (Pre-refunded 12/15/14) - AGM Insured (UB)

            500   University of Colorado, Enterprise System Revenue Bonds,         6/15 at 100.00            AA-           518,710
                     Series 2005, 5.000%, 6/01/30 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         30,995   Total Colorado                                                                                        17,616,732
-----------------------------------------------------------------------------------------------------------------------------------
                  CONNECTICUT - 0.2% (0.1% OF TOTAL INVESTMENTS)

          1,000   Connecticut Health and Educational Facilities Authority,         7/20 at 100.00             AA         1,060,920
                     Revenue Bonds, Wesleyan University, Series 2010G, 5.000%,
                     7/01/39 (WI/DD, Settling 5/18/10)
-----------------------------------------------------------------------------------------------------------------------------------
                  DISTRICT OF COLUMBIA - 0.9% (0.6% OF TOTAL INVESTMENTS)

          1,335   Washington Convention Center Authority, District of Columbia,   10/16 at 100.00            AA+         1,322,745
                     Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                     Residuals 1606, 11.356%, 10/01/30 - AMBAC Insured (IF)

          3,920   Washington District of Columbia Convention Center Authority,    10/16 at 100.00            AA+         3,794,207
                     Dedicated Tax Revenue Bonds, Residual Series 1730,1731,
                     1736, 11.269%, 10/01/36 - AMBAC Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
          5,255   Total District of Columbia                                                                             5,116,952
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 17

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA - 9.0% (5.9% OF TOTAL INVESTMENTS)

$         3,000   Citizens Property Insurance Corporation, Florida, High-Risk        No Opt. Call            AAA   $     3,188,670
                     Account Senior Secured Bonds Series 2010A-1, 5.000%,
                     6/01/16

          3,450   Collier County, Florida, Capital Improvement Revenue Bonds,     10/14 at 100.00             AA         3,591,209
                     Series 2005, 5.000%, 10/01/24 - NPFG Insured

          2,750   Florida State Board of Education, Full Faith and Credit          6/13 at 101.00            AAA         2,948,550
                     Public Education Capital Outlay Bonds, Series 2003J,
                     5.000%, 6/01/22 - AMBAC Insured

          2,550   Florida State Board of Education, Public Education Capital       6/18 at 101.00            AAA         3,058,470
                     Outlay Bonds, Series 2008, Trust 2929, 16.817%, 6/01/38 -
                     AGC Insured (IF)

         20,000   Lee County, Florida, Airport Revenue Bonds, Series 2000A,       10/10 at 101.00            AAA        20,287,400
                     5.750%, 10/01/25 - AGM Insured (Alternative Minimum Tax)

          4,115   Miami-Dade County Housing Finance Authority, Florida,            7/11 at 100.00            AAA         4,148,825
                     Multifamily Housing Revenue Bonds, Monterey Pointe
                     Apartments, Series 2001-2A, 5.850%, 7/01/37 - AGM Insured
                     (Alternative Minimum Tax)

          7,000   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami       10/12 at 100.00              A         7,014,560
                     International Airport, Series 2002, 5.375%, 10/01/32 -
                     FGIC Insured (Alternative Minimum Tax)

          3,730   Palm Beach County School Board, Florida, Certificates of         8/13 at 100.00            AA-         3,946,900
                     Participation, Series 2003A, 5.000%, 8/01/16 - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         46,595   Total Florida                                                                                         48,184,584
-----------------------------------------------------------------------------------------------------------------------------------
                  GEORGIA - 1.6% (1.0% OF TOTAL INVESTMENTS)

          1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series    11/14 at 100.00            AAA         1,036,040
                     2004, 5.000%, 11/01/22 - AGM Insured

          7,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series    11/19 at 100.00            AAA         7,315,140
                     2009B, 5.375%, 11/01/39 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
          8,000   Total Georgia                                                                                          8,351,180
-----------------------------------------------------------------------------------------------------------------------------------
                  HAWAII - 3.3% (2.2% OF TOTAL INVESTMENTS)

          1,620   Hawaii County, Hawaii, General Obligation Bonds, Series          7/13 at 100.00            AAA         1,759,028
                     2003A, 5.000%, 7/15/21 - AGM Insured

                  Hawaii Department of Transportation, Airport System Revenue
                  Refunding Bonds, Series 2000B:
          8,785      6.625%, 7/01/18 - FGIC Insured (Alternative Minimum Tax)      7/10 at 101.00              A         8,909,220
          7,000      6.000%, 7/01/19 - FGIC Insured (Alternative Minimum Tax)      7/10 at 101.00              A         7,090,510
-----------------------------------------------------------------------------------------------------------------------------------
         17,405   Total Hawaii                                                                                          17,758,758
-----------------------------------------------------------------------------------------------------------------------------------
                  ILLINOIS - 11.2% (7.4% OF TOTAL INVESTMENTS)

          9,500   Chicago, Illinois, Second Lien General Airport Revenue           7/10 at 101.00            AA-         9,620,555
                     Refunding Bonds, O'Hare International Airport, Series
                     1999, 5.500%, 1/01/15 - AMBAC Insured (Alternative
                     Minimum Tax)

          1,775   Chicago, Illinois, Third Lien General Airport Revenue Bonds,     1/16 at 100.00             A1         1,854,396
                     O'Hare International Airport, Series 2005A, 5.250%,
                     1/01/24 - NPFG Insured

         13,275   Illinois, General Obligation Bonds, Illinois FIRST Program,      5/11 at 100.00            AAA        13,558,687
                     Series 2001, 5.250%, 5/01/26 - AGM Insured

         15,785   Illinois, General Obligation Bonds, Illinois FIRST Program,      4/12 at 100.00            AAA        16,081,127
                     Series 2002, 5.250%, 4/01/27 - AGM Insured

         18,000   Metropolitan Pier and Exposition Authority, Illinois,              No Opt. Call            AAA         8,387,640
                     Revenue Bonds, McCormick Place Expansion Project, Series
                     2002A, 0.000%, 12/15/24 - NPFG Insured

         10,000   University of Illinois, Certificates of Participation,           8/11 at 100.00        AA- (4)        10,589,400
                     Utility Infrastructure Projects, Series 2001B, 5.250%,
                     8/15/21 (Pre-refunded 8/15/11) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         68,335   Total Illinois                                                                                        60,091,805
-----------------------------------------------------------------------------------------------------------------------------------
                  INDIANA - 2.3% (1.5% OF TOTAL INVESTMENTS)

          3,680   Indiana Municipal Power Agency, Power Supply Revenue Bonds,      1/17 at 100.00             A+         3,698,400
                     Series 2007A, 5.000%, 1/01/42 - NPFG Insured

          7,380   Indiana Transportation Finance Authority, Highway Revenue          No Opt. Call            AA+         8,467,369
                     Bonds, Series 1990A, 7.250%, 6/01/15 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         11,060   Total Indiana                                                                                         12,165,769
-----------------------------------------------------------------------------------------------------------------------------------

18 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  KANSAS - 0.4% (0.3% OF TOTAL INVESTMENTS)

$         2,000   Wichita, Kansas, Water and Sewerage Utility Revenue Bonds,      10/13 at 100.00            Aa2   $     2,084,960
                     Series 2003, 5.000%, 10/01/21 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  KENTUCKY - 6.0% (4.0% OF TOTAL INVESTMENTS)

          3,015   Kentucky Asset/Liability Commission, General Fund Revenue        5/15 at 100.00            Aa2         3,135,238
                     Project Notes, First Series 2005, 5.000%, 5/01/25 - NPFG
                     Insured

                  Kentucky Economic Development Finance Authority, Health
                  System Revenue Bonds, Norton Healthcare Inc., Series 2000C:
          2,530      6.150%, 10/01/27 - NPFG Insured                              10/13 at 101.00              A         2,617,639
         12,060      6.150%, 10/01/28 - NPFG Insured                              10/13 at 101.00              A        12,487,286

                  Kentucky Economic Development Finance Authority, Health
                  System Revenue Bonds, Norton Healthcare Inc., Series 2000C:
          3,815      6.150%, 10/01/27 (Pre-refunded 10/01/13) - NPFG Insured      10/13 at 101.00          A (4)         4,424,370
          6,125      6.150%, 10/01/28 (Pre-refunded 10/01/13) - NPFG Insured      10/13 at 101.00          A (4)         7,103,346

          2,230   Kentucky State Property and Buildings Commission, Revenue        8/15 at 100.00            AAA         2,583,165
                     Bonds, Project 85, Series 2005, 5.000%, 8/01/23
                     (Pre-refunded 8/01/15) - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         29,775   Total Kentucky                                                                                        32,351,044
-----------------------------------------------------------------------------------------------------------------------------------
                  LOUISIANA - 3.8% (2.5% OF TOTAL INVESTMENTS)

                  Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                  Series 2006A:
         11,325      4.750%, 5/01/39 - AGM Insured (UB)                            5/16 at 100.00            AAA        11,351,387
          8,940      4.500%, 5/01/41 - FGIC Insured (UB)                           5/16 at 100.00            Aa1         8,807,599

             10   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,        5/16 at 100.00             AA             9,408
                     Residuals 660-1, 15.661%, 5/01/41 - FGIC Insured (IF)

              5   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,        5/16 at 100.00             AA             4,705
                     Residuals 660-3, 16.535%, 5/01/41 - FGIC Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
         20,280   Total Louisiana                                                                                       20,173,099
-----------------------------------------------------------------------------------------------------------------------------------
                  MAINE - 0.1% (0.1% OF TOTAL INVESTMENTS)

            555   Maine Health and Higher Educational Facilities Authority,        7/11 at 100.00            Aaa           561,976
                     Revenue Bonds, Series 1999B, 6.000%, 7/01/29 - NPFG
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  MARYLAND - 1.8% (1.2% OF TOTAL INVESTMENTS)

          2,100   Maryland Health and Higher Educational Facilities Authority,     7/16 at 100.00              A         1,997,226
                     Revenue Bonds, Western Maryland Health, Series 2006A,
                     4.750%, 7/01/36 - NPFG Insured

          7,335   Maryland Transportation Authority, Airport Parking Revenue       3/12 at 101.00             A2         7,574,708
                     Bonds, Baltimore-Washington International Airport
                     Passenger Facility, Series 2002B, 5.500%, 3/01/18 - AMBAC
                     Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
          9,435   Total Maryland                                                                                         9,571,934
-----------------------------------------------------------------------------------------------------------------------------------
                  MASSACHUSETTS - 4.3% (2.8% OF TOTAL INVESTMENTS)

          5,000   Massachusetts Bay Transportation Authority, Senior Sales Tax     7/12 at 100.00            AAA         5,454,650
                     Revenue Refunding Bonds, Series 2002A, 5.000%, 7/01/27
                     (Pre-refunded 7/01/12) - FGIC Insured

          4,000   Massachusetts Department of Transportation, Metropolitan         1/20 at 100.00             AA         4,214,520
                     Highway System Revenue Bonds, Commonwealth Contract
                     Assistance Secured, Refunding Series 2010B, 5.000%,
                     1/01/35

          3,335   Massachusetts Health and Educational Facilities Authority,       7/17 at 100.00            AAA         3,930,064
                     Revenue Bonds, Massachusetts Institute of Technology,
                     Tender Option Bond Trust 11824, 13.379%, 7/01/38 (IF)

          3,465   Massachusetts Water Resources Authority, General Revenue         2/17 at 100.00            AAA         3,381,251
                     Bonds, Series 2007A, 4.500%, 8/01/46 - AGM Insured (UB)

                  Massachusetts, Special Obligation Dedicated Tax Revenue
                  Bonds, Series 2004:
          1,250      5.250%, 1/01/21 (Pre-refunded 1/01/14) - FGIC Insured         1/14 at 100.00         A1 (4)         1,406,463
          1,000      5.250%, 1/01/22 (Pre-refunded 1/01/14) - FGIC Insured         1/14 at 100.00         A1 (4)         1,125,170
          1,195      5.250%, 1/01/23 (Pre-refunded 1/01/14) - FGIC Insured         1/14 at 100.00         A1 (4)         1,344,578
          2,000      5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured         1/14 at 100.00         A1 (4)         2,250,340
-----------------------------------------------------------------------------------------------------------------------------------
         21,245   Total Massachusetts                                                                                   23,107,036
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 19

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  MICHIGAN - 1.2% (0.8% OF TOTAL INVESTMENTS)

$         1,825   Marysville Public School District, St Claire County,             5/17 at 100.00            AAA   $     1,891,485
                     Michigan, General Obligation Bonds, Series 2007, 5.000%,
                     5/01/28 - AGM Insured

          4,750   Michigan Strategic Fund, Collateralized Limited Obligation       9/10 at 101.00              A         4,750,190
                     Pollution Control Revenue Refunding Bonds, Detroit Edison
                     Company, Series 1999A, 5.550%, 9/01/29 - NPFG Insured
                     (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
          6,575   Total Michigan                                                                                         6,641,675
-----------------------------------------------------------------------------------------------------------------------------------
                  MINNESOTA - 0.2% (0.1% OF TOTAL INVESTMENTS)

          1,000   Minneapolis-Saint Paul Housing and Redevelopment Authority,      8/20 at 100.00            AAA           990,490
                     Minnesota, Health Care Revenue Bonds, Children's Health
                     Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 - AGM
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  MISSISSIPPI - 1.2% (0.8% OF TOTAL INVESTMENTS)

          2,715   Harrison County Wastewater Management District, Mississippi,       No Opt. Call          A (4)         3,343,061
                     Revenue Refunding Bonds, Wastewater Treatment Facilities,
                     Series 1991B, 7.750%, 2/01/14 - FGIC Insured (ETM)

          2,545   Harrison County Wastewater Management District, Mississippi,       No Opt. Call        N/R (4)         2,935,072
                     Wastewater Treatment Facilities Revenue Refunding Bonds,
                     Series 1991A, 8.500%, 2/01/13 - FGIC Insured (ETM)
-----------------------------------------------------------------------------------------------------------------------------------
          5,260   Total Mississippi                                                                                      6,278,133
-----------------------------------------------------------------------------------------------------------------------------------
                  NEBRASKA - 2.2% (1.5% OF TOTAL INVESTMENTS)

         12,155   Lincoln, Nebraska, Electric System Revenue Bonds, Series         9/17 at 100.00             AA        12,040,986
                     2007A, 4.500%, 9/01/37 - FGIC Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
                  NEVADA - 2.8% (1.9% OF TOTAL INVESTMENTS)

         27,700   Director of Nevada State Department of Business and              7/10 at 100.00           Caa2         8,896,963
                     Industry, Revenue Bonds, Las Vegas Monorail Project,
                     First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured
                     (5)

          5,720   Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds,      6/12 at 100.00       Baa3 (4)         6,222,674
                     Reno Transportation Rail Access Corridor Project, Series
                     2002, 5.125%, 6/01/32 (Pre-refunded 6/01/12) - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         33,420   Total Nevada                                                                                          15,119,637
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW JERSEY - 2.3% (1.6% OF TOTAL INVESTMENTS)

                  New Jersey Economic Development Authority, Revenue Bonds,
                  Motor Vehicle Surcharge, Series 2004A:
          1,700      5.000%, 7/01/22 - NPFG Insured                                7/14 at 100.00              A         1,763,614
          1,700      5.000%, 7/01/23 - NPFG Insured                                7/14 at 100.00              A         1,758,650

          6,000   New Jersey Turnpike Authority, Revenue Bonds, Refunding            No Opt. Call            AAA         6,851,520
                     Series 2005D-1, 5.250%, 1/01/26 - AGM Insured

          2,100   New Jersey Turnpike Authority, Revenue Bonds, Series 2003A,      7/13 at 100.00             A+         2,258,277
                     5.000%, 1/01/19 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         11,500   Total New Jersey                                                                                      12,632,061
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW MEXICO - 1.2% (0.8% OF TOTAL INVESTMENTS)

                  New Mexico Finance Authority, Public Project Revolving Fund
                  Revenue Bonds, Series 2004C:
          1,345      5.000%, 6/01/22 - AMBAC Insured                               6/14 at 100.00            AA+         1,410,811
          3,290      5.000%, 6/01/23 - AMBAC Insured                               6/14 at 100.00            AA+         3,439,531

          1,330   New Mexico State University, Revenue Bonds, Series 2004,         4/14 at 100.00             AA         1,393,242
                     5.000%, 4/01/23 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
          5,965   Total New Mexico                                                                                       6,243,584
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK - 9.6% (6.4% OF TOTAL INVESTMENTS)

         15,000   Dormitory Authority of the State of New York, Revenue Bonds,    10/12 at 100.00             A+        16,228,050
                     School Districts Financing Program, Series 2002D, 5.500%,
                     10/01/17 - NPFG Insured

          4,080   Hudson Yards Infrastructure Corporation, New York, Revenue       2/17 at 100.00              A         3,797,542
                     Bonds, Series 2006A, 4.500%, 2/15/47 - NPFG Insured

          2,890   Long Island Power Authority, New York, Electric System           6/16 at 100.00              A         3,000,340
                     General Revenue Bonds, Series 2006A, 5.000%, 12/01/25 -
                     FGIC Insured

          3,300   Long Island Power Authority, New York, Electric System          11/16 at 100.00              A         3,061,872
                     Revenue Bonds, Series 2006F, 4.250%, 5/01/33 - NPFG
                     Insured

          7,800   Metropolitan Transportation Authority, New York, State           7/12 at 100.00            AA-         8,168,706
                     Service Contract Refunding Bonds, Series 2002A, 5.000%,
                     7/01/25 - FGIC Insured

20 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK (continued)

$         1,740   New York Convention Center Development Corporation, Hotel       11/15 at 100.00            AA+   $     1,974,378
                     Unit Fee Revenue Bonds, Series 2005, 16.925%, 11/15/44 -
                     AMBAC Insured (IF)

            595   New York State Housing Finance Agency, Mortgage Revenue          5/10 at 100.00            AAA           595,738
                     Refunding Bonds, Housing Project, Series 1996A, 6.125%,
                     11/01/20 - AGM Insured

          4,200   New York State Mortgage Agency, Homeowner Mortgage Revenue      10/10 at 100.00            Aa1         4,203,486
                     Bonds, Series 82, 5.550%, 10/01/19 - NPFG Insured
                     (Alternative Minimum Tax)

                  New York State Urban Development Corporation, Service
                  Contract Revenue Bonds, Series 2005B:
          2,460      5.000%, 3/15/24 - AGM Insured (UB)                            3/15 at 100.00            AAA         2,679,530
          2,465      5.000%, 3/15/25 - AGM Insured (UB)                            3/15 at 100.00            AAA         2,664,985

          5,000   Triborough Bridge and Tunnel Authority, New York,               11/13 at 100.00            Aa3         5,126,950
                     Subordinate Lien General Purpose Revenue Bonds, Series
                     2003A, 5.000%, 11/15/32 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         49,530   Total New York                                                                                        51,501,577
-----------------------------------------------------------------------------------------------------------------------------------
                  OHIO - 3.6% (2.4% OF TOTAL INVESTMENTS)

          7,000   Cleveland State University, Ohio, General Receipts Bonds,        6/14 at 100.00             A+         7,630,210
                     Series 2004, 5.250%, 6/01/19 - FGIC Insured

          9,045   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien,       12/16 at 100.00             A1         8,434,191
                     Series 2006, 4.250%, 12/01/32 - AMBAC Insured

          3,065   Oak Hills Local School District, Hamilton County, Ohio,         12/15 at 100.00            AAA         3,291,044
                     General Obligation Bonds, Refunding Series 2005, 5.000%,
                     12/01/24 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         19,110   Total Ohio                                                                                            19,355,445
-----------------------------------------------------------------------------------------------------------------------------------
                  PENNSYLVANIA - 2.2% (1.5% OF TOTAL INVESTMENTS)

          3,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage     12/15 at 100.00              A         3,069,090
                     Revenue Bonds, Series 2005A, 5.000%, 12/01/23 - NPFG
                     Insured

          1,600   Delaware County Authority, Pennsylvania, Revenue Bonds,          8/16 at 100.00             A1         1,683,120
                     Villanova University, Series 2006, 5.000%, 8/01/24 -
                     AMBAC Insured

          5,400   Pennsylvania Public School Building Authority, Lease Revenue    12/16 at 100.00            AAA         5,152,356
                     Bonds, School District of Philadelphia, Series 2006B,
                     4.500%, 6/01/32 - AGM Insured (UB)

          2,000   Pittsburgh Public Parking Authority, Pennsylvania, Parking      12/15 at 100.00              A         2,065,980
                     Revenue Bonds, Series 2005B, 5.000%, 12/01/23 - FGIC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         12,000   Total Pennsylvania                                                                                    11,970,546
-----------------------------------------------------------------------------------------------------------------------------------
                  PUERTO RICO - 2.2% (1.5% OF TOTAL INVESTMENTS)

          2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,       7/15 at 100.00              A         2,576,100
                     Series 2005RR, 5.000%, 7/01/22 - FGIC Insured

         25,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax             No Opt. Call            Aa2         3,742,250
                     Revenue Bonds, Series 2007A, 0.000%, 8/01/42 - NPFG
                     Insured

          5,000   Puerto Rico, Highway Revenue Bonds, Highway and                    No Opt. Call             A2         5,457,550
                     Transportation Authority, Series 2003AA, 5.500%, 7/01/16
                     - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         32,500   Total Puerto Rico                                                                                     11,775,900
-----------------------------------------------------------------------------------------------------------------------------------
                  SOUTH CAROLINA - 2.3% (1.5% OF TOTAL INVESTMENTS)

          2,425   Charleston County School District, South Carolina, General       2/14 at 100.00            Aa1         2,585,171
                     Obligation Bonds, Series 2004A, 5.000%, 2/01/22 - AMBAC
                     Insured

          9,950   South Carolina Transportation Infrastructure Bank, Revenue      10/16 at 100.00            Aa3         9,550,707
                     Bonds, Series 2007A, 4.500%, 10/01/34 - SYNCORA GTY
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         12,375   Total South Carolina                                                                                  12,135,878
-----------------------------------------------------------------------------------------------------------------------------------
                  TENNESSEE - 1.3% (0.8% OF TOTAL INVESTMENTS)

                  Knox County Health, Educational and Housing Facilities
                  Board, Tennessee, Hospital Revenue Refunding Bonds, Covenant
                  Health, Series 2002A:
          7,500      0.000%, 1/01/24 - AGM Insured                                  1/13 at 52.75            AAA         3,481,125
          5,000      0.000%, 1/01/25 - AGM Insured                                  1/13 at 49.71            AAA         2,182,600
          2,750      0.000%, 1/01/26 - AGM Insured                                  1/13 at 46.78            AAA         1,127,005
-----------------------------------------------------------------------------------------------------------------------------------
         15,250   Total Tennessee                                                                                        6,790,730
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 21

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  TEXAS - 16.8% (11.1% OF TOTAL INVESTMENTS)

$         3,135   Corpus Christi, Texas, Utility System Revenue Bonds, Series      7/14 at 100.00            AAA   $     3,467,307
                     2004, 5.250%, 7/15/20 - AGM Insured (UB)

          3,000   Dallas-Ft. Worth International Airport, Texas, Joint Revenue    11/11 at 100.00             A+         3,176,070
                     Refunding and Improvement Bonds, Series 2001A, 5.750%,
                     11/01/13 - FGIC Insured (Alternative Minimum Tax)

          3,735   Grand Prairie Independent School District, Dallas County,        2/13 at 100.00            AAA         4,146,597
                     Texas, General Obligation Bonds, Series 2003, 5.125%,
                     2/15/31 (Pre-refunded 2/15/13) - AGM Insured

          4,700   Houston, Texas, First Lien Combined Utility System Revenue       5/14 at 100.00             AA         5,038,917
                     Bonds, Series 2004A, 5.250%, 5/15/24 - FGIC Insured

          4,500   Houston, Texas, General Obligation Public Improvement Bonds,     3/11 at 100.00            AAA         4,627,215
                     Series 2001A, 5.000%, 3/01/22 - AGM Insured

         17,000   Houston, Texas, Junior Lien Water and Sewerage System              No Opt. Call            AAA        21,148,510
                     Revenue Refunding Bonds, Series 2002A, 5.750%, 12/01/32 -
                     AGM Insured (ETM)

          4,685   Houston, Texas, Subordinate Lien Airport System Revenue          7/10 at 100.00            AAA         4,707,207
                     Bonds, Series 2000A, 5.500%, 7/01/19 - AGM Insured
                     (Alternative Minimum Tax)

         19,200   Jefferson County Health Facilities Development Corporation,      8/11 at 100.00            N/R        19,441,920
                     Texas, FHA-Insured Mortgage Revenue Bonds, Baptist
                     Hospital of Southeast Texas, Series 2001, 5.400%, 8/15/31
                     - AMBAC Insured

          2,000   Laredo Independent School District Public Facilities             8/11 at 100.00              A         2,017,000
                     Corporation, Texas, Lease Revenue Bonds, Series 2004A,
                     5.000%, 8/01/24 - AMBAC Insured

         22,045   North Central Texas Health Facilities Development                8/12 at 101.00            Aa3        22,483,255
                     Corporation, Revenue Bonds, Children's Medical Center of
                     Dallas, Series 2002, 5.250%, 8/15/32 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         84,000   Total Texas                                                                                           90,253,998
-----------------------------------------------------------------------------------------------------------------------------------
                  UTAH - 0.7% (0.5% OF TOTAL INVESTMENTS)

          3,615   Utah Transit Authority, Sales Tax Revenue Bonds, Tender          6/18 at 100.00            AAA         3,920,034
                     Option Bond Trust R-11752-1, 12.536%, 6/15/32 - AGM
                     Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
                  WASHINGTON - 12.4% (8.2% OF TOTAL INVESTMENTS)

         10,730   Chelan County Public Utility District 1, Washington, Hydro       7/11 at 101.00             AA        10,809,509
                     Consolidated System Revenue Refunding Bonds, Series
                     2001C, 5.650%, 7/01/32 - NPFG Insured (Alternative
                     Minimum Tax) (UB)

          5,825   King County, Washington, Sewer Revenue Bonds, Series 2007,       7/17 at 100.00            AAA         6,068,485
                     5.000%, 1/01/42 - AGM Insured

          1,665   King County, Washington, Sewer Revenue Bonds, Tender Option      7/17 at 100.00            AAA         1,883,182
                     Bond Trust 3090, 13.264%, 1/01/39 - AGM Insured (IF)

         15,025   Seattle Housing Authority, Washington, GNMA Collateralized      11/11 at 105.00            AA+        15,987,802
                     Mortgage Loan Low Income Housing Assistance Revenue Bonds,
                     Park Place Project, Series 2000A, 7.000%, 5/20/42

          4,475   Seattle Housing Authority, Washington, GNMA Collateralized       9/11 at 102.00            AA+         4,621,377
                     Mortgage Loan Low Income Housing Assistance Revenue
                     Bonds, RHF/Esperanza Apartments Project, Series 2000A,
                     6.125%, 3/20/42 (Alternative Minimum Tax)

          5,000   Seattle, Washington, Municipal Light and Power Revenue          12/10 at 100.00            AAA         5,117,850
                     Bonds, Series 2000, 5.250%, 12/01/21 - AGM Insured

         10,000   Washington State, General Obligation Bonds, Series               1/12 at 100.00            AA+        10,573,000
                     2002A-R-03, 5.000%, 1/01/19 - NPFG Insured

         21,510   Washington State, Motor Vehicle Fuel Tax General Obligation        No Opt. Call            AA+         9,501,612
                     Bonds, Series 2002-03C, 0.000%, 6/01/28 - NPFG Insured
                     (UB)

          2,000   Washington, Certificates of Participation, Washington            7/10 at 100.00             AA         2,006,620
                     Convention and Trade Center, Series 1999, 5.250%, 7/01/14
                     - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         76,230   Total Washington                                                                                      66,569,437
-----------------------------------------------------------------------------------------------------------------------------------
                  WEST VIRGINIA - 2.4% (1.6% OF TOTAL INVESTMENTS)

         12,845   West Virginia Water Development Authority, Infrastructure       10/10 at 100.00            AAA        13,127,718
                     Revenue Bonds, Infrastructure and Jobs Development
                     Council Program, Series 2000A, 5.500%, 10/01/39
                     (Pre-refunded 10/01/10) - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------

22 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  WISCONSIN - 0.5% (0.4% OF TOTAL INVESTMENTS)

$         1,635   Green Bay, Wisconsin, Water System Revenue Bonds, Series        11/14 at 100.00        Aa2 (4)   $     1,887,427
                     2004, 5.000%, 11/01/26 (Pre-refunded11/01/14) - AGM
                     Insured

          1,000   Wisconsin Public Power Incorporated System, Power Supply         7/15 at 100.00             A+         1,013,560
                     System Revenue Bonds, Series 2005A, 5.000%, 7/01/30 -
                     AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
          2,635   Total Wisconsin                                                                                        2,900,987
-----------------------------------------------------------------------------------------------------------------------------------
$       938,823   Total Long-Term Investments (cost $795,309,244) - 148.9%                                             799,986,545
===============--------------------------------------------------------------------------------------------------------------------

                  SHORT-TERM INVESTMENTS - 1.9% (1.2% OF TOTAL INVESTMENTS)

                  ILLINOIS - 1.9% (1.2% OF TOTAL INVESTMENTS)

$        10,000   Chicago, Illinois, General Obligation Bonds, Variable Rate       1/17 at 100.00           A-1+        10,000,000
                     Demand Obligations, Tender Option Bond Trust Series 26W,
                     0.310%, 1/01/37 (6)
===============--------------------------------------------------------------------------------------------------------------------
                  Total Short-Term Investments (cost $10,000,000)                                                       10,000,000
                  -----------------------------------------------------------------------------------------------------------------
                  Total Investments (cost $805,309,244) - 150.8%                                                       809,986,545
                  -----------------------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (11.0)%                                                                  (59,275,000)
                  -----------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 4.7%                                                                  25,739,605
                  -----------------------------------------------------------------------------------------------------------------
                  Auction Rate Preferred Shares, at Liquidation Value -
                     (44.5)% (7)                                                                                      (239,200,000)
                  -----------------------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                                    $   537,251,150
                  =================================================================================================================

      The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See notes to Financial Statements, Footnote 1 - Insurance, for more information.

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

(6) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7) Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.5%.

N/R   Not rated.

WI/DD Purchased on a when-issued or delayed delivery basis.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 23

NIO | Nuveen Insured Municipal Opportunity Fund, Inc.
    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  ALABAMA - 5.0% (3.2% OF TOTAL INVESTMENTS)

$        10,500   Birmingham Waterworks and Sewerage Board, Alabama, Water and     1/17 at 100.00            AA+    $   10,133,550
                     Sewerage Revenue Bonds, Series 2007A, 4.500%, 1/01/43 -
                     AMBAC Insured (UB)

         11,175   Hoover Board of Education, Alabama, Capital Outlay Tax           2/11 at 100.00             AA        11,484,771
                     Anticipation Warrants, Series 2001, 5.250%, 2/15/22 -
                     NPFG Insured

          2,500   Jefferson County, Alabama, Sewer Revenue Capital Improvement     8/12 at 100.00            AAA         2,727,825
                     Warrants, Series 2002B, 5.125%, 2/01/42 (Pre-refunded
                     8/01/12) - FGIC Insured

                  Jefferson County, Alabama, Sewer Revenue Capital Improvement
                  Warrants, Series 2002D:
            425      5.000%, 2/01/38 (Pre-refunded 8/01/12) - FGIC Insured         8/12 at 100.00            AAA           454,181
         14,800      5.000%, 2/01/42 (Pre-refunded 8/01/12) - FGIC Insured         8/12 at 100.00            AAA        16,107,580

         18,760   Jefferson County, Alabama, Sewer Revenue Capitol Improvement     2/11 at 101.00            AAA        19,447,929
                     Warrants, Series 2001A, 5.000%,2/01/41 (Pre-refunded
                     2/01/11) - FGIC Insured

         10,195   Jefferson County, Alabama, Sewer Revenue Refunding Warrants,     8/10 at 100.00           Caa3         3,699,664
                     Series 1997A, 5.375%, 2/01/27 - FGIC Insured

          5,240   Jefferson County, Alabama, Sewer Revenue Refunding Warrants,     2/11 at 101.00            AAA         5,456,098
                     Series 2003B, 5.000%, 2/01/41(Pre-refunded 2/01/11) -
                     FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         73,595   Total Alabama                                                                                         69,511,598
-----------------------------------------------------------------------------------------------------------------------------------
                  ALASKA - 0.2% (0.1% OF TOTAL INVESTMENTS)

          2,425   Alaska Housing Finance Corporation, Collateralized Veterans      6/10 at 100.00            AAA         2,427,086
                     Mortgage Program Bonds, First Series 1999A-1, 6.150%,
                     6/01/39
-----------------------------------------------------------------------------------------------------------------------------------
                  ARIZONA - 1.9% (1.2% OF TOTAL INVESTMENTS)

                  Arizona State University, Certificates of Participation,
                  Resh Infrastructure Projects, Series 2005A:
          2,000      5.000%, 9/01/25 - AMBAC Insured                               3/15 at 100.00            AA-         2,054,280
          2,000      5.000%, 9/01/27 - AMBAC Insured                               3/15 at 100.00            AA-         2,040,300

          1,000   Arizona State University, System Revenue Bonds, Series 2005,     7/15 at 100.00            N/R         1,005,810
                     5.000%, 7/01/27 - AMBAC Insured

          1,000   Maricopa County Union High School District 210, Phoenix,         7/14 at 100.00            AAA         1,146,820
                     Arizona, General Obligation Bonds, Series 2004A, 5.000%,
                     7/01/22 (Pre-refunded 7/01/14) - AGM Insured

          5,200   Mesa, Arizona, Utility System Revenue Bonds, Reset Option        7/17 at 100.00            AAA         4,632,472
                     Longs, Series 11032- 11034, 14.719%, 7/01/31 - AGM
                     Insured (IF)

          1,150   Phoenix Civic Improvement Corporation, Arizona, Junior Lien      7/14 at 100.00            AA+         1,183,017
                     Wastewater System Revenue Bonds, Series 2004, 5.000%,
                     7/01/27 - NPFG Insured

         13,490   Phoenix Civic Improvement Corporation, Arizona, Junior Lien      7/15 at 100.00            AAA        13,960,801
                     Water System Revenue Bonds, Series 2005, 4.750%, 7/01/25
                     - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         25,840   Total Arizona                                                                                         26,023,500
-----------------------------------------------------------------------------------------------------------------------------------
                  ARKANSAS - 0.2% (0.1% OF TOTAL INVESTMENTS)

          2,660   Arkansas State University, Student Fee Revenue Bonds, Beebe      9/15 at 100.00             A2         2,712,189
                     Campus, Series 2006, 5.000%, 9/01/35 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA - 25.9% (16.7% OF TOTAL INVESTMENTS)

          5,600   Alameda Corridor Transportation Authority, California,             No Opt. Call             A-         3,090,248
                     Subordinate Lien Revenue Bonds, Series 2004A, 0.000%,
                     10/01/20 - AMBAC Insured

         10,000   California Department of Veterans Affairs, Home Purchase         6/12 at 101.00            AA-        10,257,300
                     Revenue Bonds, Series 2002A, 5.300%, 12/01/21 - AMBAC
                     Insured

                  California Department of Water Resources, Power Supply
                  Revenue Bonds, Series 2002A:
         30,000      5.375%, 5/01/17 (Pre-refunded 5/01/12) - SYNCORA GTY          5/12 at 101.00            Aaa        33,070,800
                       Insured
         20,000      5.375%, 5/01/18 (Pre-refunded 5/01/12) - AMBAC Insured        5/12 at 101.00            Aaa        22,047,200

                  California Department of Water Resources, Water System
                  Revenue Bonds, Central Valley Project, Series 2005AC:
             30      5.000%, 12/01/24 (Pre-refunded 12/01/14) - NPFG Insured      12/14 at 100.00            AAA            34,749
             25      5.000%, 12/01/27 (Pre-refunded 12/01/14) - NPFG Insured      12/14 at 100.00            AAA            28,958

24 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA (continued)

                  California Department of Water Resources, Water System
                  Revenue Bonds, Central Valley Project, Series 2005AC:
$         3,670      5.000%, 12/01/24 - NPFG Insured (UB)                         12/14 at 100.00            AAA    $    3,913,945
          2,795      5.000%, 12/01/27 - NPFG Insured (UB)                         12/14 at 100.00            AAA         2,927,061

         10,150   California, General Obligation Bonds, Series 2004, 5.000%,      12/14 at 100.00             A1        10,178,420
                     6/01/31 - AMBAC Insured

          3,500   Coachella Valley Unified School District, Riverside County,      8/15 at 100.00             A1         3,528,665
                     California, General Obligation Bonds, Series 2005A,
                     5.000%, 8/01/26 - FGIC Insured

         20,000   Cucamonga County Water District, San Bernardino County,          9/11 at 101.00            AA-        20,083,600
                     California, Certificates of Participation, Water Shares
                     Purchase, Series 2001, 5.125%, 9/01/35 - FGIC Insured

          5,750   East Bay Municipal Utility District, Alameda and Contra Costa    6/15 at 100.00            AAA         6,092,125
                     Counties, California, Water System Subordinated Revenue
                     Bonds, Series 2005A, 5.000%, 6/01/27 - NPFG Insured

         10,000   Golden State Tobacco Securitization Corporation, California,     6/15 at 100.00             A2         9,288,500
                     Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                     Series 2005A, 5.000%, 6/01/38 - FGIC Insured

          1,520   Hayward Redevelopment Agency, California, Downtown               3/16 at 100.00             A-         1,348,818
                     Redevelopment Project Tax Allocation Bonds, Series 2006,
                     5.000%, 3/01/36 - SYNCORA GTY Insured

          5,600   Kern Community College District, California, General               No Opt. Call            AAA         2,550,184
                     Obligation Bonds, Series 2006, 0.000%, 11/01/24 - AGM
                     Insured

          5,000   Long Beach Bond Financing Authority, California, Lease          11/11 at 101.00            BBB         4,701,200
                     Revenue Refunding Bonds, Long Beach Aquarium of the South
                     Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

          2,740   Los Angeles Harbors Department, California, Revenue Bonds,       8/16 at 102.00             AA         2,824,611
                     Series 2006A, 5.000%, 8/01/22 - FGIC Insured (Alternative
                     Minimum Tax)

         20,000   Los Angeles Unified School District, California, General         7/13 at 100.00            AAA        21,451,200
                     Obligation Bonds, Series 2003A, 5.000%, 7/01/21 - AGM
                     Insured

          3,000   Los Angeles Unified School District, California, General         7/16 at 100.00            Aa2         3,169,140
                     Obligation Bonds, Series 2006F, 5.000%, 7/01/24 - FGIC
                     Insured

          5,200   Palomar Pomerado Health, California, General Obligation          8/29 at 100.00            AAA         3,201,692
                     Bonds, Series 2009A, 0.000%, 8/01/38 - AGC Insured

          5,515   Port of Oakland, California, Revenue Bonds, Series 2002L,       11/12 at 100.00              A         5,487,149
                     5.000%, 11/01/22 - FGIC Insured (Alternative Minimum Tax)

            690   Port of Oakland, California, Revenue Bonds, Series 2002L,       11/12 at 100.00          A (4)           754,550
                     5.000%, 11/01/22 (Pre-refunded 11/01/12) - FGIC Insured

                  Poway Redevelopment Agency, California, Tax Allocation Bonds,
                  Paguay Redevelopment Project, Series 2001:
         15,000      5.200%, 6/15/30 - AMBAC Insured                              12/11 at 101.00            N/R        14,022,600
          5,000      5.125%, 6/15/33 - AMBAC Insured                              12/11 at 101.00            N/R         4,519,900

          2,035   Redding, California, Electric System Revenue Certificates of     6/15 at 100.00              A         1,891,085
                     Participation, Series 2005, 5.000%, 6/01/30 - FGIC Insured

          6,000   Redlands Unified School District, San Bernardino County,         7/13 at 100.00            AAA         6,115,740
                     California, General Obligation Bonds, Series 2003, 5.000%,
                     7/01/26 - AGM Insured

          2,970   Riverside Community College District, California, General        8/15 at 100.00            AAA         3,179,415
                     Obligation Bonds, Series 2005, 5.000%, 8/01/22 - AGM
                     Insured

          2,500   Sacramento County Sanitation District Financing Authority,      12/15 at 100.00             AA         2,636,725
                     California, Revenue Bonds, Series 2005B, 4.750%,
                     12/01/21 - FGIC Insured

         13,710   San Francisco Airports Commission, California, Revenue           5/11 at 100.00             A1        13,651,321
                     Refunding Bonds, San Francisco International Airport,
                     Second Series 2001, Issue 27A, 5.250%, 5/01/26 - NPFG
                     Insured (Alternative Minimum Tax)

          3,030   San Francisco Bay Area Rapid Transit District, California,       7/11 at 100.00            AA+         3,113,204
                     Sales Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 -
                     AMBAC Insured

          8,470   San Francisco Bay Area Rapid Transit District, California,       7/11 at 100.00        AA+ (4)         8,933,817
                     Sales Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36
                     (Pre-refunded 7/01/11) - AMBAC Insured

          1,220   San Francisco Bay Area Rapid Transit District, California,       7/15 at 100.00            AA+         1,292,468
                     Sales Tax Revenue Bonds, Series 2005A, 5.000%, 7/01/22 -
                     NPFG Insured

          2,105   San Francisco Unified School District, California, General       6/17 at 100.00            AAA         1,710,965
                     Obligation Bonds, Series 2007A, 3.000%, 6/15/27 - AGM
                     Insured

                                                           Nuveen Investments 25

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA (continued)

$        66,685   San Joaquin Hills Transportation Corridor Agency, Orange           No Opt. Call            AAA    $   45,476,503
                     County, California, Senior Lien Toll Road Revenue Bonds,
                     Series 1993, 0.000%, 1/01/21 (ETM)

                  San Joaquin Hills Transportation Corridor Agency, Orange
                  County, California, Toll Road Revenue Refunding Bonds, Series
                  1997A:
         31,615      5.250%, 1/15/30 - NPFG Insured                                7/10 at 100.00              A        26,666,936
         21,500      0.000%, 1/15/32 - NPFG Insured                                  No Opt. Call              A         3,883,975

         12,525   San Jose Redevelopment Agency, California, Tax Allocation        8/10 at 101.00          A (4)        12,799,548
                     Bonds, Merged Area Redevelopment Project, Series 2002,
                     5.000%, 8/01/20 (Pre-refunded 8/01/10) - NPFG Insured

         19,595   San Jose Redevelopment Agency, California, Tax Allocation        8/17 at 100.00              A        16,427,860
                     Bonds, Merged Area Redevelopment Project, Series 2006C,
                     4.250%, 8/01/30 - NPFG Insured

         11,250   Santa Ana Financing Authority, California, Lease Revenue           No Opt. Call              A        12,236,513
                     Bonds, Police Administration and Housing Facility, Series
                     1994A, 6.250%, 7/01/24 - NPFG Insured

          6,785   Santa Clara Valley Water District, California, Water Revenue     6/16 at 100.00            AAA         6,586,607
                     Bonds, Series 2006A, 3.750%, 6/01/25 - AGM Insured

          5,000   Walnut Energy Center Authority, California, Electric Revenue     1/14 at 100.00             A+         4,992,750
                     Bonds, Turlock Irrigation District, Series 2004A, 5.000%,
                     1/01/34 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
        407,780   Total California                                                                                     360,168,047
-----------------------------------------------------------------------------------------------------------------------------------
                  COLORADO - 5.8% (3.7% OF TOTAL INVESTMENTS)

          1,080   Arkansas River Power Authority, Colorado, Power Revenue         10/16 at 100.00            BBB           981,256
                     Bonds, Series 2006, 5.250%, 10/01/40 - SYNCORA GTY Insured

          1,900   Aspen, Colorado, Sales Tax Revenue Bonds, Parks and Open        11/15 at 100.00            AAA         2,037,883
                     Space, Series 2005B, 5.250%, 11/01/24 - AGM Insured

          1,000   Colorado Department of Transportation, Certificates of           6/14 at 100.00            AA-         1,043,050
                     Participation, Series 2004, 5.000%, 6/15/25 - NPFG Insured

          4,950   Denver Convention Center Hotel Authority, Colorado, Senior      12/13 at 100.00        N/R (4)         5,549,841
                     Revenue Bonds, Convention Center Hotel, Series 2003A,
                     5.000%, 12/01/33 (Pre-refunded 12/01/13) - SYNCORA GTY
                     Insured

          1,740   Douglas County School District RE1, Douglas and Elbert          12/14 at 100.00            Aa1         1,810,487
                     Counties, Colorado, General Obligation Bonds, Series
                     2005B, 5.000%, 12/15/28 - AGM Insured

         35,995   E-470 Public Highway Authority, Colorado, Senior Revenue           No Opt. Call              A        15,753,572
                     Bonds, Series 1997B, 0.000%, 9/01/23 - NPFG Insured

         30,800   E-470 Public Highway Authority, Colorado, Senior Revenue         9/10 at 102.00            AAA        31,975,020
                     Bonds, Series 2000A, 5.750%, 9/01/35 (Pre-refunded
                     9/01/10) - NPFG Insured

         11,800   E-470 Public Highway Authority, Colorado, Senior Revenue          9/10 at 65.63            Aaa         8,813,538
                     Bonds, Series 2000B, 0.000%, 9/01/17(Pre-refunded 9/01/10)
                     - NPFG Insured

         10,000   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,      No Opt. Call              A         3,277,100
                     Series 2004A, 0.000%, 9/01/27 - NPFG Insured

          4,520   Jefferson County School District R1, Colorado, General          12/14 at 100.00            AAA         5,229,952
                     Obligation Bonds, Series 2004, 5.000%, 12/15/24
                     (Pre-refunded 12/15/14) - AGM Insured (UB)

          2,500   Summit County School District RE-1, Summit, Colorado, General   12/14 at 100.00            Aa2         2,647,425
                     Obligation Bonds, Series 2004B, 5.000%, 12/01/24 - FGIC
                     Insured

          1,000   University of Colorado, Enterprise System Revenue Bonds,         6/15 at 100.00            AA-         1,037,420
                     Series 2005, 5.000%, 6/01/30 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
        107,285   Total Colorado                                                                                        80,156,544
-----------------------------------------------------------------------------------------------------------------------------------
                  DISTRICT OF COLUMBIA - 0.9% (0.6% OF TOTAL INVESTMENTS)

                  District of Columbia Water and Sewerage Authority,
                  Subordinate Lien Public Utility Revenue Bonds, Series
                  2003:
          5,000      5.125%, 10/01/24 - FGIC Insured                              10/13 at 100.00            AA-         5,300,950
          5,000      5.125%, 10/01/25 - FGIC Insured                              10/13 at 100.00            AA-         5,281,050

          2,670   Washington Convention Center Authority, District of Columbia,   10/16 at 100.00            AA+         2,645,489
                     Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                     Residuals 1606, 11.356%, 10/01/30 - AMBAC Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
         12,670   Total District of Columbia                                                                            13,227,489
-----------------------------------------------------------------------------------------------------------------------------------

26 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA - 26.1% (16.8% OF TOTAL INVESTMENTS)

$         1,250   Bay County, Florida, Water System Revenue Bonds, Series 2005,    9/15 at 100.00             A1    $    1,293,663
                     5.000%, 9/01/24 - AMBAC Insured

            975   Broward County Housing Finance Authority, Florida, GNMA          6/10 at 100.00            Aaa           976,073
                     Collateralized Multifamily Housing Revenue Refunding
                     Bonds, Pompano Oaks Apartments, Series 1997, 6.000%,
                     12/01/27 (Alternative Minimum Tax)

          3,820   Broward County School Board, Florida, Certificates of            7/13 at 100.00            Aa3         4,138,168
                     Participation, Series 2003, 5.250%, 7/01/19 - NPFG Insured

          2,150   Broward County, Florida, Airport System Revenue Bonds, Series   10/14 at 100.00             A+         2,239,333
                     2004L, 5.000%, 10/01/23 - AMBAC Insured

          4,500   Broward County, Florida, Water and Sewer Utility Revenue        10/13 at 100.00             AA         4,649,175
                     Bonds, Series 2003, 5.000%, 10/01/24 - NPFG Insured

            190   City of Gulf Breeze, Florida, Local Government Loan Program     12/10 at 100.00            N/R           192,578
                     Bonds, Series 1985-FG&H, 5.000%, 12/01/20 (Mandatory put
                     12/01/10)

                  Clay County, Florida, Utility System Revenue Bonds, Series
                  2007:
          5,110      5.000%, 11/01/27 - SYNCORA GTY Insured (UB)                  11/17 at 100.00            AAA         5,384,254
         12,585      5.000%, 11/01/32 - SYNCORA GTY Insured (UB)                  11/17 at 100.00            AAA        12,996,530

                  Collier County Housing Finance Authority, Florida,
                  Multifamily Housing Revenue Bonds, Saxon Manor Isles Project,
                  Series 1998B:
          1,260      5.350%, 9/01/18 - AGM Insured (Alternative Minimum Tax)       9/10 at 100.00            AAA         1,260,832
          1,000      5.400%, 9/01/23 - AGM Insured (Alternative Minimum Tax)       9/10 at 100.00            AAA         1,000,540

                  Collier County Housing Finance Authority, Florida,
                  Multifamily Housing Revenue Refunding Bonds, Saxon Manor
                  Isles Project, Series 1998A, Subseries 1:
          1,040      5.350%, 9/01/18 - AGM Insured (Alternative Minimum Tax)       9/10 at 100.00            AAA         1,040,686
          1,400      5.400%, 9/01/23 - AGM Insured (Alternative Minimum Tax)       9/10 at 100.00            AAA         1,400,756

          1,500   Collier County, Florida, Capital Improvement Revenue Bonds,     10/14 at 100.00             AA         1,568,505
                     Series 2005, 5.000%, 10/01/23 - NPFG Insured

          3,000   Collier County, Florida, Gas Tax Revenue Bonds, Series 2005,     6/15 at 100.00             A1         3,094,620
                     5.000%, 6/01/22 - AMBAC Insured

                  Dade County Housing Finance Authority, Florida, Multifamily
                  Mortgage Revenue Bonds, Siesta Pointe Apartments Project,
                  Series 1997A:
          1,230      5.650%, 9/01/17 - AGM Insured (Alternative Minimum Tax)       9/10 at 100.00            AAA         1,231,328
          1,890      5.750%, 9/01/29 - AGM Insured (Alternative Minimum Tax)       9/10 at 100.00            AAA         1,891,077

          1,100   Dade County, Florida, Seaport Revenue Refunding Bonds, Series   10/10 at 100.00              A         1,104,477
                     1995, 5.750%, 10/01/15 - NPFG Insured

                  Davie, Florida, Water and Sewerage Revenue Refunding and
                  Improvement Bonds, Series 2003:
            910      5.250%, 10/01/17 - AMBAC Insured                             10/13 at 100.00            N/R         1,002,092
            475      5.250%, 10/01/18 - AMBAC Insured                             10/13 at 100.00            N/R           497,140

                  Deltona, Florida, Utility Systems Water and Sewer Revenue
                  Bonds, Series 2003:
          1,250      5.250%, 10/01/22 - NPFG Insured                              10/13 at 100.00             A1         1,290,838
          1,095      5.000%, 10/01/23 - NPFG Insured                              10/13 at 100.00             A1         1,130,522
          1,225      5.000%, 10/01/24 - NPFG Insured                              10/13 at 100.00             A1         1,261,775

          1,555   DeSoto County, Florida, Capital Improvement Revenue Bonds,       4/12 at 101.00             A1         1,664,954
                     Series 2002, 5.250%, 10/01/20 - NPFG Insured

          2,500   Escambia County School Board, Florida, Certificates of           2/15 at 100.00              A         2,542,825
                     Participation, Series 2004, 5.000%, 2/01/22 - NPFG Insured

          2,500   Flagler County School Board, Florida, Certificates of            8/15 at 100.00            AAA         2,546,025
                     Participation, Master Lease Revenue Program, Series 2005A,
                     5.000%, 8/01/30 - AGM Insured

          1,200   Flagler County, Florida, Capital Improvement Revenue Bonds,     10/15 at 100.00              A         1,215,852
                     Series 2005, 5.000%, 10/01/30 - NPFG Insured

          3,945   Florida Governmental Utility Authority, Utility System          10/13 at 100.00        N/R (4)         4,450,670
                     Revenue Bonds, Citrus Project, Series 2003, 5.000%,
                     10/01/23 (Pre-refunded 10/01/13) - AMBAC Insured

          1,000   Florida Governmental Utility Authority, Utility System           7/10 at 100.50            N/R           931,060
                     Revenue Bonds, Golden Gate Project, Series 1999, 5.000%,
                     7/01/29 - AMBAC Insured

          2,690   Florida Housing Finance Corporation, Homeowner Mortgage           7/10 at 25.53            Aa1           700,799
                     Revenue Bonds, Series 2000-4 , 0.000%,7/01/30 - AGM
                     Insured (Alternative Minimum Tax)

                                                           Nuveen Investments 27

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA (continued)

$         4,750   Florida Housing Finance Corporation, Housing Revenue Bonds,     10/10 at 102.00            Aaa    $    4,953,823
                     Augustine Club Apartments, Series 2000D-1, 5.750%,
                     10/01/30 (Pre-refunded 10/01/10) - NPFG Insured

                  Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
          3,365      5.375%, 11/01/25 - NPFG Insured                              11/10 at 101.00              A         3,415,408
          3,345      5.375%, 11/01/30 - NPFG Insured                              11/10 at 101.00              A         3,367,746

          1,000   Florida Municipal Loan Council, Revenue Bonds, Series 2001A,    11/11 at 101.00              A         1,036,030
                     5.250%, 11/01/18 - NPFG Insured

          2,230   Florida Ports Financing Commission, Revenue Bonds, State        10/10 at 100.50            AA+         2,245,454
                     Transportation Trust Fund - Intermodal Program, Series
                     1999, 5.500%, 10/01/23 - FGIC Insured (Alternative Minimum
                     Tax)

            940   Florida State Board of Education, Full Faith and Credit,         6/11 at 101.00            AAA           957,155
                     Public Education Capital Outlay Bonds, Series 2001C,
                     5.125%, 6/01/29 - FGIC Insured

          2,000   Greater Orlando Aviation Authority, Florida, Airport            10/13 at 100.00            AAA         2,122,000
                     Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,
                     10/01/17 - AGM Insured

          5,200   Gulf Breeze, Florida, Local Government Loan Program,            12/11 at 101.00            N/R         5,256,940
                     Remarketed 6-1-2001, Series 1985E, 4.750%, 12/01/20
                     (Mandatory put 12/01/11) - FGIC Insured
            380   Gulf Breeze, Florida, Local Government Loan Program,             6/10 at 100.00            N/R           381,113
                     Remarketed 6-3-1996, Series 1985B, 5.900%, 12/01/15
                     (Mandatory put 12/01/10) - FGIC Insured

            360   Gulf Breeze, Florida, Local Government Loan Program,             6/10 at 100.00            N/R           360,500
                     Remarketed 6-3-1996, Series 1985C, 5.900%, 12/01/15 - FGIC
                     Insured

          1,500   Gulf Breeze, Florida, Local Government Loan Program,            12/10 at 101.00            N/R         1,514,760
                     Remarketed 7-3-2000, Series 1985E, 5.750%, 12/01/20
                     (Mandatory put 12/01/19) - FGIC Insured

          1,915   Halifax Hospital Medical Center, Florida, Revenue Bonds,         6/18 at 100.00            AAA         1,939,818
                     Series 2006, 5.500%, 6/01/38 - AGM Insured

          2,500   Hillsborough County Industrial Development Authority,              No Opt. Call              A         2,667,725
                     Florida, Industrial Development Revenue Bonds, University
                     Community Hospital, Series 1994, 6.500%, 8/15/19 - NPFG
                     Insured

          1,000   Hillsborough County School Board, Florida, Certificates of       7/15 at 100.00            Aa2         1,029,280
                     Participation, Master Lease Program, Series 2005A, 5.000%,
                     7/01/26 - NPFG Insured

          6,000   Hillsborough County School Board, Florida, Certificates of       7/13 at 100.00            Aa2         6,073,200
                     Participation, Series 2003, 5.000%, 7/01/29 - NPFG Insured

          2,000   Hillsborough County, Florida, Community Investment Tax          11/13 at 101.00            AA+         2,093,600
                     Revenue Bonds, Series 2004, 5.000%, 5/01/23 - AMBAC
                     Insured

          1,000   Hillsborough County, Florida, Revenue Refunding Bonds, Tampa    10/15 at 100.00            AA+         1,049,750
                     Bay Arena, Series 2005, 5.000%, 10/01/25 - FGIC Insured

          2,595   Indian River County School Board, Florida, Certificates of       7/15 at 100.00            Aa3         2,673,992
                     Participation, Series 2005, 5.000%, 7/01/22 - NPFG Insured

                  Indian Trace Development District, Florida, Water Management
                  Special Benefit Assessment Bonds, Series 2005:
          1,645      5.000%, 5/01/25 - NPFG Insured                                5/15 at 102.00           Baa1         1,528,353
          1,830      5.000%, 5/01/27 - NPFG Insured                                5/15 at 102.00           Baa1         1,662,024

          4,425   Jacksonville Economic Development Commission, Florida,          11/12 at 100.00            Aa2         4,520,447
                     Healthcare Facilities Revenue Bonds, Mayo Clinic, Series
                     2001C, 5.500%, 11/15/36 - NPFG Insured

          1,480   Jacksonville, Florida, Better Jacksonville Sales Tax Revenue    10/13 at 100.00            Aa2         1,567,986
                     Bonds, Series 2003, 5.250%, 10/01/20 - NPFG Insured

          3,160   Jacksonville, Florida, GNMA Collateralized Housing Revenue       9/10 at 100.00            AAA         3,162,844
                     Refunding Bonds, Windermere Manor Apartments, Series
                     1993A, 5.875%, 3/20/28

          1,500   JEA, Florida, Water and Sewerage System Revenue Bonds,          10/14 at 100.00            Aa2         1,561,710
                     Crossover Refunding Series 2007B, 5.000%, 10/01/24 - NPFG
                     Insured

          1,000   JEA, Florida, Water and Sewerage System Revenue Bonds, Series   10/13 at 100.00            Aa2         1,108,390
                     2004A, 5.000%, 10/01/14 - FGIC Insured

          1,450   Jupiter, Florida, Water Revenue Bonds, Series 2003, 5.000%,     10/13 at 100.00            AA+         1,514,148
                     10/01/22 - AMBAC Insured

                  Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B:
          1,730      5.000%, 10/01/18 - AMBAC Insured                             10/12 at 100.00            N/R         1,755,898
          2,000      5.000%, 10/01/19 - AMBAC Insured                             10/12 at 100.00            N/R         2,023,760

28 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA (continued)

$         1,230   Lee County, Florida, Local Option Gas Tax Revenue Bonds,        10/14 at 100.00             A2    $    1,264,379
                     Series 2004, 5.000%, 10/01/20 - FGIC Insured

          1,505   Lee County, Florida, Transportation Facilities Revenue          10/14 at 100.00             A-         1,549,021
                     Bonds, Series 2004B, 5.000%, 10/01/21 - AMBAC Insured

          1,000   Lee Memorial Health System, Florida, Hospital Revenue Bonds,     4/17 at 100.00              A           965,100
                     Series 2007A, 5.000%, 4/01/32 - NPFG Insured

          3,000   Leesburg, Florida, Utility Revenue Bonds, Series 2007,          10/17 at 100.00            Aa3         3,001,710
                     5.000%, 10/01/37 - NPFG Insured

          2,000   Manatee County, Florida, Public Utilities Revenue Bonds,        10/13 at 100.00            Aa2         2,165,600
                     Series 2003, 5.125%, 10/01/20 - NPFG Insured

                  Marco Island, Florida, Water Utility System Revenue Bonds,
                  Series 2003:
          1,350      5.250%, 10/01/17 - NPFG Insured                              10/13 at 100.00            Aa3         1,505,048
          1,000      5.250%, 10/01/18 - NPFG Insured                              10/13 at 100.00            Aa3         1,099,360
          2,000      5.000%, 10/01/27 - NPFG Insured                              10/13 at 100.00            Aa3         2,031,300

          1,425   Miami-Dade County Housing Finance Authority, Florida,            6/11 at 100.00            AAA         1,438,196
                     Multifamily Mortgage Revenue Bonds, Country Club Villas
                     II Project, Series 2001-1A, 5.750%, 7/01/27 - AGM Insured
                     (Alternative Minimum Tax)
          2,200   Miami-Dade County, Florida, Aviation Revenue Bonds, Miami       10/12 at 100.00            AAA         2,167,616
                     International Airport, Series 2002A, 5.125%, 10/01/35 -
                     AGM Insured (Alternative Minimum Tax)

                  Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
                  International Airport, Series 2002:
          5,615      5.750%, 10/01/19 - FGIC Insured (Alternative Minimum Tax)    10/12 at 100.00              A         5,768,121
         35,920      5.375%, 10/01/32 - FGIC Insured (Alternative Minimum Tax)    10/12 at 100.00              A        35,994,714

         12,930   Miami-Dade County, Florida, Public Facilities Revenue Bonds,    12/15 at 100.00            Aa3        12,526,196
                     Jackson Health System, Series 2005A, 5.000%, 6/01/32 -
                     NPFG Insured

          5,320   Miami-Dade County, Florida, Public Facilities Revenue Bonds,     6/15 at 100.00            Aa3         5,309,732
                     Jackson Health System, Series 2005B, 5.000%, 6/01/25 -
                     NPFG Insured

         18,000   Miami-Dade County, Florida, Subordinate Special Obligation       10/10 at 56.28              A         9,189,360
                     Bonds, Series 1997A, 0.000%, 10/01/21 - NPFG Insured

          3,000   Miami-Dade County, Florida, Transit System Sales Surtax          7/18 at 100.00            AAA         3,066,420
                     Revenue Bonds, Series 2008, 5.000%, 7/01/35 - AGM Insured

          2,000   Miami-Dade County, Florida, Water and Sewer System Revenue         No Opt. Call            AAA         2,244,220
                     Bonds, Refunding Series 2008B, 5.250%, 10/01/22 - AGM
                     Insured

                  Northern Palm Beach County Improvement District, Florida,
                  Revenue Bonds, Water Control and Improvement Development
                  Unit 9B, Series 2005:
          1,290      5.000%, 8/01/23 - NPFG Insured                                8/15 at 102.00              A         1,357,828
          2,145      5.000%, 8/01/29 - NPFG Insured                                8/15 at 102.00              A         2,194,592

          2,000   Okaloosa County, Florida, Water and Sewer Revenue Bonds,         7/16 at 100.00            AAA         2,032,760
                     Series 2006, 5.000%, 7/01/36 - AGM Insured

          1,000   Orange County School Board, Florida, Certificates of             8/17 at 100.00            AA-         1,024,980
                     Participation, Series 2007A, 5.000%, 8/01/27 - FGIC
                     Insured

          3,180   Orange County, Florida, Sales Tax Revenue Bonds, Series          1/13 at 100.00             AA         3,428,358
                     2002B, 5.125%, 1/01/19 - FGIC Insured

          2,500   Orange County, Florida, Tourist Development Tax Revenue         10/16 at 100.00             A+         2,550,775
                     Bonds, Series 2006, 5.000%, 10/01/31 - SYNCORA GTY
                     Insured

                  Osceola County, Florida, Transportation Revenue Bonds,
                  Osceola Parkway, Series 2004:
          2,500      5.000%, 4/01/21 - NPFG Insured                                4/14 at 100.00            Aa3         2,582,900
          7,820      5.000%, 4/01/23 - NPFG Insured                                4/14 at 100.00            Aa3         8,037,396

          1,750   Palm Bay, Florida, Utility System Revenue Bonds, Palm Bay       10/13 at 100.00            Aa3         1,797,583
                     Utility Corporation, Series 2003, 5.000%, 10/01/20 - NPFG
                     Insured

          1,065   Palm Beach County Housing Finance Authority, Florida,            7/12 at 100.00            AAA         1,076,896
                     Multifamily Housing Revenue Bonds, Westlake Apartments
                     Phase II, Series 2002, 5.150%, 7/01/22 - AGM Insured
                     (Alternative Minimum Tax)

          2,150   Palm Beach County School Board, Florida, Certificates of         8/14 at 100.00            AA-         2,213,683
                     Participation, Series 2004A, 5.000%, 8/01/24 - FGIC
                     Insured

          3,000   Palm Beach County School Board, Florida, Certificates of         8/17 at 100.00            AA-         3,097,380
                     Participation, Series 2007E, 5.000%, 8/01/27 - NPFG
                     Insured

                                                           Nuveen Investments 29

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA (continued)

$         8,000   Palm Beach County Solid Waste Authority, Florida, Revenue          No Opt. Call             AA    $    7,204,160
                     Bonds, Series 2002B, 0.000%, 10/01/14 - AMBAC Insured

          2,825   Palm Beach County, Florida, Administrative Complex Revenue         No Opt. Call            Aa1         2,879,325
                     Refunding Bonds, Series 1993, 5.250%, 6/01/11 - FGIC
                     Insured

          4,000   Palm Beach County, Florida, Revenue Refunding Bonds,               No Opt. Call            Aa1         4,017,160
                     Criminal Justice Facilities, Series 1993, 5.375%, 6/01/10
                     - FGIC Insured

                  Palm Coast, Florida, Water Utility System Revenue Bonds,
                  Series 2003:
          1,000      5.250%, 10/01/19 - NPFG Insured                              10/13 at 100.00            Aa3         1,081,990
            500      5.250%, 10/01/20 - NPFG Insured                              10/13 at 100.00            Aa3           538,300
            500      5.250%, 10/01/21 - NPFG Insured                              10/13 at 100.00            Aa3           533,690

          3,000   Pasco County, Florida, Water and Sewer Revenue Bonds, Series     4/16 at 100.00            AAA         3,088,080
                     2006 Refunding, 5.000%, 10/01/36 - AGM Insured

                  Plantation, Florida, Non-Ad Valorem Revenue Refunding and
                  Improvement Bonds, Series 2003:
          2,225      5.000%, 8/15/18 - AGM Insured                                 8/13 at 100.00            Aa3         2,305,011
          1,300      5.000%, 8/15/21 - AGM Insured                                 8/13 at 100.00            Aa3         1,329,900

          1,170   Polk County, Florida, Utility System Revenue Bonds, Series      10/14 at 100.00            Aa3         1,204,503
                     2004A, 5.000%, 10/01/24 - FGIC Insured

          1,000   Port Saint Lucie, Florida, Special Assessment Revenue Bonds,     7/17 at 100.00              A           918,940
                     Southwest Annexation District 1B, Series 2007, 5.000%,
                     7/01/33 - NPFG Insured

                  Port St. Lucie, Florida, Stormwater Utility System Revenue
                  Refunding Bonds, Series 2002:
          1,190      5.250%, 5/01/15 - NPFG Insured                                5/12 at 100.00            Aa3         1,269,111
          1,980      5.250%, 5/01/17 - NPFG Insured                                5/12 at 100.00            Aa3         2,111,630

                  Port St. Lucie, Florida, Utility
                  System Revenue Bonds, Refunding Series 2009:
          3,775      5.250%, 9/01/35 - AGC Insured                                 9/18 at 100.00            AAA         3,945,743
          3,500      5.000%, 9/01/35 - AGC Insured                                 9/18 at 100.00            AAA         3,615,395

         10,000   Port St. Lucie, Florida, Utility System Revenue Bonds,            9/11 at 34.97          A (4)         3,463,100
                     Series 2001, 0.000%, 9/01/29 (Pre-refunded 9/01/11) -
                     NPFG Insured

          1,830   Port St. Lucie, Florida, Utility System Revenue Bonds,           9/13 at 100.00          A (4)         2,060,617
                     Series 2003, 5.000%, 9/01/21(Pre-refunded 9/01/13) - NPFG
                     Insured

          1,000   Port St. Lucie, Florida, Utility System Revenue Bonds,           9/14 at 100.00            Aa3         1,020,900
                     Series 2004, 5.000%, 9/01/21 - NPFG Insured

          1,895   Reedy Creek Improvement District, Orange and Osceola             6/15 at 100.00            Aa3         1,940,177
                     Counties, Florida, General Obligation Bonds, Series
                     2005B, 5.000%, 6/01/25 - AMBAC Insured

                  Sebring, Florida, Water and Wastewater Revenue Refunding
                  Bonds, Series 2002:
          1,360      5.250%, 1/01/17 - FGIC Insured                                1/13 at 100.00              A         1,472,458
            770      5.250%, 1/01/18 - FGIC Insured                                1/13 at 100.00              A           829,706
            500      5.250%, 1/01/20 - FGIC Insured                                1/13 at 100.00              A           534,765

          5,715   Seminole County, Florida, Water and Sewer Revenue Refunding        No Opt. Call          A (4)         6,876,288
                     and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                     NPFG Insured (ETM)

          3,530   Seminole County, Florida, Water and Sewer Revenue Refunding        No Opt. Call              A         4,100,519
                     and Improvement Bonds, Series 1992, 6.000%, 10/01/19 -
                     NPFG Insured

          4,260   St. Lucie County School Board, Florida, Certificates of          7/14 at 100.00            AAA         4,357,767
                     Participation, Master Lease Program, Series 2004A,
                     5.000%, 7/01/24 - AGM Insured

                  St. Lucie County, Florida, Utility System Revenue Refunding
                  Bonds, Series 1993:
          5,000      5.500%, 10/01/15 - FGIC Insured (ETM)                           No Opt. Call        N/R (4)         5,676,200
          1,200      5.500%, 10/01/21 - FGIC Insured (ETM)                           No Opt. Call        N/R (4)         1,443,492

                  St. Petersburg, Florida, Sales Tax Revenue Bonds,
                  Professional Sports Facility, Series 2003:
          1,475      5.125%, 10/01/20 - AGM Insured                               10/13 at 100.00            Aa3         1,612,824
          1,555      5.125%, 10/01/21 - AGM Insured                               10/13 at 100.00            Aa3         1,687,424

          1,300   Sunrise, Florida, Utility System Revenue Refunding Bonds,       10/10 at 100.00            N/R         1,304,784
                     Series 1996, 5.800%, 10/01/11 - AMBAC Insured

          2,500   Tallahassee, Florida, Energy System Revenue Bonds, Series       10/15 at 100.00             AA         2,564,275
                     2005, 5.000%, 10/01/29 - NPFG Insured

          1,245   Tamarac, Florida, Sales Tax Revenue Bonds, Series 2002,          4/12 at 100.00             A+         1,287,492
                     5.000%, 4/01/22 - FGIC Insured

30 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA (continued)

$           400   Tamarac, Florida, Utility System Revenue Bonds, Series 2009,    10/19 at 100.00            AAA    $      406,292
                     5.000%, 10/01/39

          1,500   Tampa, Florida, Healthcare System Revenue Bonds, Allegany        6/10 at 100.00            Aaa         1,522,350
                     Health System - St. Joseph's Hospital, Series 1993,
                     5.125%, 12/01/23 - NPFG Insured (ETM)

         10,255   Tampa, Florida, Revenue Bonds, University of Tampa, Series       4/16 at 100.00            N/R         9,550,276
                     2006, 5.000%, 4/01/35 - CIFG Insured

          1,390   Venice, Florida, General Obligation Bonds, Series 2004,          2/14 at 100.00            Aa2         1,438,886
                     5.000%, 2/01/24 - AMBAC Insured

          4,275   Volusia County School Board, Florida, Certificates of            8/15 at 100.00            Aa3         4,383,756
                     Participation, Series 2005B, 5.000%, 8/01/24 - AGM
                     Insured

          2,000   Volusia County, Florida, Gas Tax Revenue Bonds, Series 2004,    10/14 at 100.00            AAA         2,092,600
                     5.000%, 10/01/21 - AGM Insured

         12,000   Volusia County, Florida, School Board Certificates of            8/17 at 100.00            Aa3        12,211,560
                     Participation, Series 2007, 5.000%, 8/01/32 - AGM Insured
                     (UB)

          1,785   Volusia County, Florida, Tax Revenue Bonds, Tourist             12/14 at 100.00            Aa3         1,846,208
                     Development, Series 2004, 5.000%, 12/01/24 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
        371,245   Total Florida                                                                                        362,649,879
-----------------------------------------------------------------------------------------------------------------------------------
                  GEORGIA - 1.9% (1.3% OF TOTAL INVESTMENTS)

          1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series    11/14 at 100.00            AAA         1,036,040
                     2004, 5.000%, 11/01/22 - AGM Insured

         10,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series    11/19 at 100.00            AAA        10,450,200
                     2009B, 5.375%, 11/01/39 - AGM Insured

          2,825   Cherokee County Water and Sewerage Authority, Georgia,           8/20 at 100.00            Aa2         2,804,830
                     Revenue Bonds, Refunding Series 2007, 4.000%, 8/01/26

          1,520   College Park Business and Industrial Development Authority,      9/14 at 102.00            AA-         1,613,206
                     Georgia, Revenue Bonds, Public Safety Project, Series
                     2004, 5.250%, 9/01/23 - NPFG Insured

                  Fulton County Development Authority, Georgia, Revenue Bonds,
                  Georgia Tech Molecular Science Building, Series 2004:
          1,695      5.250%, 5/01/19 - NPFG Insured                                5/14 at 100.00            Aa3         1,880,230
          1,135      5.250%, 5/01/20 - NPFG Insured                                5/14 at 100.00            Aa3         1,256,332
          4,500      5.000%, 5/01/36 - NPFG Insured                                5/14 at 100.00            Aa3         4,583,205

          1,250   Glynn-Brunswick Memorial Hospital Authority, Georgia,            8/10 at 100.00              A         1,252,413
                     Revenue Bonds, Southeast Georgia Health Systems, Series
                     1996, 5.250%, 8/01/13 - NPFG Insured

          2,250   Gwinnett County Hospital Authority, Georgia, Revenue             7/19 at 100.00            Aa3         2,310,120
                     Anticipation Certificates, Gwinnett Hospital System Inc.
                     Project, Series 2007C, 5.500%, 7/01/39 - AGM Insured
                     (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         26,175   Total Georgia                                                                                         27,186,576
-----------------------------------------------------------------------------------------------------------------------------------
                  IDAHO - 0.2% (0.1% OF TOTAL INVESTMENTS)

            150   Idaho Housing Agency, Single Family Mortgage Senior Bonds,         No Opt. Call            Aaa           157,260
                     Series 1994B-1, 6.750%, 7/01/22

            110   Idaho Housing Agency, Single Family Mortgage Senior Bonds,         No Opt. Call            Aaa           111,910
                     Series 1994B-2, 6.900%, 7/01/26 (Alternative Minimum Tax)

            125   Idaho Housing Agency, Single Family Mortgage Senior Bonds,       7/10 at 100.00            Aaa           125,764
                     Series 1995B, 6.600%, 7/01/27(Alternative Minimum Tax)

                  Idaho Housing and Finance Association, Grant and Revenue
                  Anticipation Bonds, Federal Highway Trust Funds, Series
                  2006:
          1,000      5.000%, 7/15/23 - NPFG Insured                                7/16 at 100.00            Aa2         1,071,410
          1,065      5.000%, 7/15/24 - NPFG Insured                                7/16 at 100.00            Aa2         1,134,971
-----------------------------------------------------------------------------------------------------------------------------------
          2,450   Total Idaho                                                                                            2,601,315
-----------------------------------------------------------------------------------------------------------------------------------
                  ILLINOIS - 5.7% (3.7% OF TOTAL INVESTMENTS)

          1,050   Bedford Park, Illinois, General Obligation Bonds, Series        12/14 at 100.00            AAA         1,146,012
                     2004A, 5.250%, 12/15/20 - AGM Insured

          7,000   Chicago, Illinois, General Airport Revenue Bonds, O'Hare           No Opt. Call            AAA         7,268,380
                     International Airport, Third Lien Series 2010C, 5.250%,
                     1/01/35 - AGC Insured

                                                           Nuveen Investments 31

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  ILLINOIS (continued)

                  Chicago, Illinois, Second Lien Passenger Facility Charge
                  Revenue Refunding Bonds, O'Hare International Airport,
                  Series 2001E:
$         4,615      5.500%, 1/01/17 - AMBAC Insured (Alternative Minimum Tax)     1/11 at 101.00             A2     $   4,763,511
          4,870      5.500%, 1/01/18 - AMBAC Insured (Alternative Minimum Tax)     1/11 at 101.00             A2         5,026,717

          7,200   Chicago, Illinois, Third Lien General Airport Revenue Bonds,     1/16 at 100.00             A1         7,522,056
                     O'Hare International Airport, Series 2005A, 5.250%,
                     1/01/24 - NPFG Insured

          7,025   De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell          12/17 at 100.00            Aa2         5,695,027
                     Community College District 540, Illinois, General
                     Obligation Bonds, Series 2007, 3.000%, 12/01/26 - AGM
                     Insured

         10,000   Illinois Development Finance Authority, Revenue Bonds,           5/10 at 100.00              A        10,002,200
                     Provena Health, Series 1998A, 5.500%, 5/15/21 - NPFG
                     Insured

          2,095   Illinois Educational Facilities Authority, Revenue Bonds,        6/10 at 100.00           Baa1         2,095,042
                     Robert Morris College, Series 2000, 5.800%, 6/01/30 -
                     NPFG Insured

         22,510   Illinois, General Obligation Bonds, Illinois FIRST Program,      2/12 at 100.00            Aa3        22,776,969
                     Series 2002, 5.125%, 2/01/27 - FGIC Insured

         20,045   Metropolitan Pier and Exposition Authority, Illinois,              No Opt. Call            AAA         4,450,591
                     Revenue Bonds, McCormick Place Expansion Project, Series
                     2002A, 0.000%, 12/15/35 - NPFG Insured

                  Schaumburg, Illinois, General Obligation Bonds, Series
                  2004B:
          4,260      5.000%, 12/01/22 - FGIC Insured                              12/14 at 100.00            Aaa         4,508,443
          2,365      5.000%, 12/01/23 - FGIC Insured                              12/14 at 100.00            Aaa         2,493,727

          4,000   Southwestern Illinois Development Authority, School Revenue        No Opt. Call             A+         1,870,680
                     Bonds, Triad School District 2, Madison County, Illinois,
                     Series 2006, 0.000%, 10/01/25 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         97,035   Total Illinois                                                                                        79,619,355
-----------------------------------------------------------------------------------------------------------------------------------
                  INDIANA - 3.6% (2.3% OF TOTAL INVESTMENTS)

          2,030   Decatur Township-Marion County Multi-School Building             7/13 at 100.00        AA+ (4)         2,266,800
                     Corporation, Indiana, First Mortgage Bonds, Series 2003,
                     5.000%, 7/15/20 (Pre-refunded 7/15/13) - FGIC Insured

          8,000   Indiana Municipal Power Agency, Power Supply Revenue Bonds,      1/17 at 100.00             A+         8,040,000
                     Series 2007A, 5.000%, 1/01/42 - NPFG Insured

         20,000   Indianapolis Local Public Improvement Bond Bank, Indiana,          No Opt. Call             AA         8,858,800
                     Series 1999E, 0.000%, 2/01/28 - AMBAC Insured

          5,300   Indianapolis Local Public Improvement Bond Bank, Indiana,        1/19 at 100.00            AAA         5,729,989
                     Waterworks Project Series 2009A, 5.500%, 1/01/38 - AGC
                     Insured

          3,250   Indianapolis Local Public Improvement Bond Bank, Indiana,        7/12 at 100.00            AAA         3,554,135
                     Waterworks Project, Series 2002A, 5.250%, 7/01/33
                     (Pre-refunded 7/01/12) - NPFG Insured

          1,340   Monroe-Gregg Grade School Building Corporation, Morgan           1/14 at 100.00            AAA         1,516,974
                     County, Indiana, First Mortgage Bonds, Series 2004,
                     5.000%, 1/15/25 (Pre-refunded 1/15/14) - AGM Insured

          5,000   Noblesville Redevelopment Authority, Indiana, Economic           7/13 at 100.00            AA-         5,100,500
                     Development Lease Rental Bonds, Exit 10 Project, Series
                     2003, 5.000%, 1/15/28 - AMBAC Insured

         10,000   Purdue University, Indiana, Student Fee Bonds, Series 2002O,     1/12 at 100.00            Aa1        10,320,400
                     5.000%, 7/01/19 - NPFG Insured

          3,705   Whitley County Middle School Building Corporation, Columbia      7/13 at 100.00        Aa3 (4)         4,159,604
                     City, Indiana, First Mortgage Bonds, Series 2003, 5.000%,
                     7/15/16 (Pre-refunded 7/15/13) - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         58,625   Total Indiana                                                                                         49,547,202
-----------------------------------------------------------------------------------------------------------------------------------
                  KANSAS - 0.7% (0.4% OF TOTAL INVESTMENTS)

          2,055   Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2,        9/14 at 101.00            AAA         2,210,399
                     5.000%, 9/01/23 - AGM Insured

                  Neosho County Unified School District 413, Kansas, General
                  Obligation Bonds, Series 2006:
          2,145      5.000%, 9/01/27 - AGM Insured                                 9/14 at 100.00            Aa3         2,268,445
          4,835      5.000%, 9/01/29 - AGM Insured                                 9/14 at 100.00            Aa3         5,083,471
-----------------------------------------------------------------------------------------------------------------------------------
          9,035   Total Kansas                                                                                           9,562,315
-----------------------------------------------------------------------------------------------------------------------------------
                  KENTUCKY - 2.9% (1.9% OF TOTAL INVESTMENTS)

          3,870   Kenton County School District Finance Corporation, Kentucky,     6/14 at 100.00            Aa2         4,143,299
                     School Building Revenue Bonds, Series 2004, 5.000%,
                     6/01/20 - NPFG Insured

32 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  KENTUCKY (continued)

                  Kentucky State Property and Buildings Commission, Revenue
                  Bonds, Project 93, Refunding Series 2009:
$         3,860      5.250%, 2/01/20 - AGC Insured                                 2/19 at 100.00            AAA    $    4,367,436
         10,000      5.250%, 2/01/24 - AGC Insured                                 2/19 at 100.00            AAA        11,014,200

          7,500   Kentucky Turnpike Authority, Economic Development Road           7/16 at 100.00            AA+         7,952,325
                     Revenue Bonds, Revitalization Project, Series 2006B,
                     5.000%, 7/01/25 - AMBAC Insured

         12,980   Louisville and Jefferson County Metropolitan Sewer District,    11/11 at 101.00            AA-        13,635,490
                     Kentucky, Sewer and Drainage  System Revenue Bonds,
                     Series 2001A, 5.500%, 5/15/34 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         38,210   Total Kentucky                                                                                        41,112,750
-----------------------------------------------------------------------------------------------------------------------------------
                  LOUISIANA - 4.6% (2.9% OF TOTAL INVESTMENTS)

          5,000   DeSoto Parish, Louisiana, Pollution Control Revenue              9/10 at 101.00            BBB         5,014,450
                     Refunding Bonds, Cleco Utility Group Inc. Project, Series
                     1999, 5.875%, 9/01/29 - AMBAC Insured

          3,025   Lafayette City and Parish, Louisiana, Utilities Revenue         11/14 at 100.00             A1         3,235,056
                     Bonds, Series 2004, 5.250%, 11/01/22 - NPFG Insured

          4,540   Louisiana Public Facilities Authority, Revenue Bonds, Baton      7/14 at 100.00              A         4,633,252
                     Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
                     NPFG Insured

                  Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                  Series 2005A:
          2,400      5.000%, 5/01/25 - FGIC Insured                                5/15 at 100.00            Aa1         2,484,720
          4,415      5.000%, 5/01/26 - FGIC Insured                                5/15 at 100.00            Aa1         4,554,779
          5,000      5.000%, 5/01/27 - FGIC Insured                                5/15 at 100.00            Aa1         5,165,150

                  Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
                  Series 2006A:
          3,300      4.750%, 5/01/39 - AGM Insured (UB)                            5/16 at 100.00            AAA         3,307,689
         35,725      4.500%, 5/01/41 - FGIC Insured (UB)                           5/16 at 100.00            Aa1        35,195,913

             38   Louisiana State, Gasoline Tax Revenue Bonds, Series 2006,        5/16 at 100.00             AA            36,066
                     Residuals 660-1, 15.661%, 5/01/41 - FGIC Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
         63,443   Total Louisiana                                                                                       63,627,075
-----------------------------------------------------------------------------------------------------------------------------------
                  MAINE - 0.2% (0.2% OF TOTAL INVESTMENTS)

          3,000   Maine Health and Higher Educational Facilities Authority,        7/13 at 100.00            AAA         3,313,440
                     Revenue Bonds, Series 2003B, 5.000%, 7/01/28
                     (Pre-refunded 7/01/13) - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  MARYLAND - 0.3% (0.2% OF TOTAL INVESTMENTS)

          5,345   Baltimore, Maryland, Senior Lien Convention Center Hotel         9/16 at 100.00           Baa3         4,665,757
                     Revenue Bonds, Series 2006A, 5.250%, 9/01/28 - SYNCORA
                     GTY Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  MASSACHUSETTS - 5.3% (3.4% OF TOTAL INVESTMENTS)

          4,500   Massachusetts Department of Transportation, Metropolitan         1/20 at 100.00             AA         4,741,335
                     Highway System Revenue Bonds, Commonwealth Contract
                     Assistance Secured, Refunding Series 2010B, 5.000%,
                     1/01/35

         22,500   Massachusetts Development Finance Authority, Revenue Bonds,      1/12 at 101.00        N/R (4)        24,447,150
                     WGBH Educational Foundation, Series 2002A, 5.375%,
                     1/01/42 (Pre-refunded 1/01/12) - AMBAC Insured

          5,330   Massachusetts Health and Educational Facilities Authority,      12/19 at 100.00            AAA         6,682,861
                     Revenue Bonds, Harvard University, Tender Option Bond
                     Trust 2010-20W, 13.073%, 12/15/34 (IF)

         11,000   Massachusetts School Building Authority, Dedicated Sales Tax     8/15 at 100.00            AAA        11,870,100
                     Revenue Bonds, Series 2005A, 5.000%, 8/15/23 - AGM
                     Insured (UB)

          7,255   Massachusetts Water Resources Authority, General Revenue         2/17 at 100.00            AAA         7,079,647
                     Bonds, Series 2007A, 4.500%, 8/01/46- AGM Insured (UB)

         15,000   Massachusetts, Special Obligation Dedicated Tax Revenue          1/14 at 100.00         A1 (4)        16,877,550
                     Bonds, Series 2004, 5.250%, 1/01/23 (Pre-refunded
                     1/01/14) - FGIC Insured

          1,500   University of Massachusetts Building Authority, Senior Lien     11/14 at 100.00         A+ (4)         1,756,020
                     Project Revenue Bonds, Series 2004-1, 5.375%, 11/01/20
                     (Pre-refunded 11/01/14) - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         67,085   Total Massachusetts                                                                                   73,454,663
-----------------------------------------------------------------------------------------------------------------------------------
                  MICHIGAN - 2.6% (1.7% OF TOTAL INVESTMENTS)

          5,490   Detroit City School District, Wayne County, Michigan,              No Opt. Call            AAA         6,058,380
                     Unlimited Tax School Building and Site Improvement Bonds,
                     Series 2001A, 6.000%, 5/01/29 - AGM Insured (UB)

          6,000   Detroit, Michigan, General Obligation Bonds, Series 2001A-1,    10/11 at 100.00              A         5,468,940
                     5.375%, 4/01/18 - NPFG Insured

                                                           Nuveen Investments 33

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                  MICHIGAN (continued)

$         7,420   Detroit, Michigan, Senior Lien Water Supply System Revenue       7/10 at 100.00            Aa3    $    7,419,481
                     Bonds, Series 1997A, 5.000%, 7/01/27 - NPFG Insured

          1,085   Grand Rapids Community College, Kent County, Michigan,           5/13 at 100.00            Aa1         1,190,733
                     General Obligation Refunding Bonds, Series 2003, 5.250%,
                     5/01/20 - AMBAC Insured

          6,850   Wayne County, Michigan, Airport Revenue Bonds, Detroit          12/10 at 100.00              A         6,931,926
                     Metropolitan Wayne County Airport, Series 1998A, 5.375%,
                     12/01/15 - NPFG Insured (Alternative Minimum Tax)

         10,000   Wayne County, Michigan, Limited Tax General Obligation          12/11 at 101.00              A         9,822,100
                     Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                     County Airport, Series 2001A, 5.250%, 12/01/25 - NPFG
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         36,845   Total Michigan                                                                                        36,891,560
-----------------------------------------------------------------------------------------------------------------------------------
                  MINNESOTA - 1.8% (1.1% OF TOTAL INVESTMENTS)

          5,000   Minneapolis, Minnesota, Health Care System Revenue Bonds,S      11/18 at 100.00            AAA         5,623,300
                     Fairview Health Services, Series 2008B, 6.500%, 11/15/38
                     - AGC Insured

          4,000   Northern Municipal Power Agency, Minnesota, Electric System        No Opt. Call            AAA         4,475,440
                     Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 -
                     AGC Insured

         13,020   Saint Paul Housing and Redevelopment Authority, Minnesota,      12/11 at 102.00        N/R (4)        14,500,114
                     Multifamily Housing Revenue Bonds, Marian Center
                     Project, Series 2001A, 6.450%, 6/20/43 (Pre-refunded
                     12/20/11)
-----------------------------------------------------------------------------------------------------------------------------------
         22,020   Total Minnesota                                                                                       24,598,854
-----------------------------------------------------------------------------------------------------------------------------------
                  NEBRASKA - 2.4% (1.5% OF TOTAL INVESTMENTS)

         27,125   Lincoln, Nebraska, Electric System Revenue Bonds, Series         9/17 at 100.00             AA        26,870,568
                     2007A, 4.500%, 9/01/37 - FGIC Insured (UB)

          5,000   Municipal Energy Agency of Nebraska, Power Supply System         4/19 at 100.00            AA+         5,367,700
                     Revenue and Refunding Bonds, Series 2009A, 5.375%,
                     4/01/39 - BHAC Insured

          1,000   Nebraska Public Power District, General Revenue Bonds,           1/15 at 100.00            AAA         1,036,980
                     Series 2005A, 5.000%, 1/01/25 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         33,125   Total Nebraska                                                                                        33,275,248
-----------------------------------------------------------------------------------------------------------------------------------
                  NEVADA - 6.9% (4.4% OF TOTAL INVESTMENTS)

          8,475   Clark County, Nevada, General Obligation Bank Bonds,            12/12 at 100.00            Aaa         8,554,411
                     Southern Nevada Water Authority Loan, Series 2002,
                     5.000%, 6/01/32 - NPFG Insured

          3,630   Clark County, Nevada, General Obligation Bank Bonds,            12/12 at 100.00        AA+ (4)         4,007,411
                     Southern Nevada Water Authority Loan, Series 2002,
                     5.000%, 6/01/32 (Pre-refunded 12/01/12) - NPFG Insured

         14,140   Clark County, Nevada, Passenger Facility Charge Revenue          1/20 at 100.00            AAA        14,440,051
                     Bonds, Las Vegas-McCarran International Airport, Series
                     2010A, 5.250%, 7/01/39 - AGM Insured

          7,370   Clark County, Nevada, Subordinate Lien Airport Revenue           7/14 at 100.00            Aa3         7,534,425
                     Bonds, Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

                  Director of Nevada State Department of Business and
                  Industry, Revenue Bonds, Las Vegas Monorail Project, First
                  Tier, Series 2000:
         15,000      5.625%, 1/01/34 - AMBAC Insured (5)                           1/12 at 100.00           Caa2         4,817,550
         11,400      5.375%, 1/01/40 - AMBAC Insured (5)                           7/10 at 100.00           Caa2         3,661,566

         14,985   Reno, Nevada, Capital Improvement Revenue Bonds, Series          6/12 at 100.00              A        14,304,381
                     2002, 5.375%, 6/01/32 - FGIC Insured

         25,300   Reno, Nevada, Capital Improvement Revenue Bonds, Series          6/12 at 100.00         A3 (4)        27,681,236
                     2002, 5.375%, 6/01/32 (Pre-refunded 6/01/12) - FGIC
                     Insured

         10,000   Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds,      6/12 at 100.00       Baa3 (4)        10,878,800
                     Reno Transportation Rail Access Corridor Project, Series
                     2002, 5.125%, 6/01/27 (Pre-refunded 6/01/12) - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
        110,300   Total Nevada                                                                                          95,879,831
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW JERSEY - 4.1% (2.6% OF TOTAL INVESTMENTS)

                  Essex County Improvement Authority, New Jersey, Guaranteed
                  Revenue Bonds, Project Consolidation, Series 2004:
          2,000      5.125%, 10/01/21 - NPFG Insured                              10/14 at 100.00            Aa2         2,108,060
          2,250      5.125%, 10/01/22 - NPFG Insured                              10/14 at 100.00            Aa2         2,361,488

34 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW JERSEY (continued)

                  New Jersey Economic Development Authority, Revenue Bonds,
                  Motor Vehicle Surcharge, Series 2004A:
$         3,850      5.000%, 7/01/22 - NPFG Insured                                7/14 at 100.00              A    $    3,994,067
          3,850      5.000%, 7/01/23 - NPFG Insured                                7/14 at 100.00              A         3,982,825

         26,000   New Jersey Turnpike Authority, Revenue Bonds, Refunding            No Opt. Call            AAA        29,689,920
                     Series 2005D-1, 5.250%, 1/01/26 - AGM Insured

                  New Jersey Turnpike Authority, Revenue Bonds, Series 2003A:
          8,250      5.000%, 1/01/19 - FGIC Insured                                7/13 at 100.00             A+         8,871,803
          2,000      5.000%, 1/01/23 - AGM Insured (UB)                            7/13 at 100.00            AAA         2,083,060

          3,320   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,      1/15 at 100.00            AAA         3,572,685
                     5.000%, 1/01/21 - AGM Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
         51,520   Total New Jersey                                                                                      56,663,908
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW MEXICO - 1.3% (0.8% OF TOTAL INVESTMENTS)

          3,660   San Juan County, New Mexico, Subordinate Gross Receipts Tax      6/15 at 100.00            Aa3         3,802,118
                     Revenue Bonds, Series 2005, 5.000%, 6/15/25 - NPFG
                     Insured

         13,600   University of New Mexico, System Improvement Subordinated        6/17 at 100.00            AAA        14,058,184
                     Lien Revenue Bonds, Series 2007A, 5.000%, 6/01/36 - AGM
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         17,260   Total New Mexico                                                                                      17,860,302
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK - 6.8% (4.4% OF TOTAL INVESTMENTS)

          1,880   Dormitory Authority of the State of New York, FHA-Insured        2/15 at 100.00              A         1,940,630
                     Mortgage Revenue Bonds, Montefiore Hospital, Series
                     2004, 5.000%, 8/01/23 - FGIC Insured

          3,335   Dormitory Authority of the State of New York, State              3/15 at 100.00            AAA         3,555,143
                     Personal Income Tax Revenue Bonds, Series 2005F, 5.000%,
                     3/15/24 - AMBAC Insured

          3,820   Hudson Yards Infrastructure Corporation, New York, Revenue       2/17 at 100.00              A         3,555,541
                     Bonds, Series 2006A, 4.500%, 2/15/47 - NPFG Insured

         12,500   Long Island Power Authority, New York, Electric System           6/16 at 100.00              A        12,977,250
                     General Revenue Bonds, Series 2006A, 5.000%, 12/01/25 -
                     FGIC Insured

          6,900   Long Island Power Authority, New York, Electric System          11/16 at 100.00              A         6,402,096
                     Revenue Bonds, Series 2006F, 4.250%, 5/01/33 - NPFG
                     Insured

                  Metropolitan Transportation Authority, New York, State
                  Service Contract Refunding Bonds, Series 2002A:
          1,500      5.000%, 7/01/21 - FGIC Insured                                7/12 at 100.00            AA-         1,591,875
          5,000      5.000%, 7/01/25 - FGIC Insured                                7/12 at 100.00            AA-         5,236,350

          2,615   New York City Industrial Development Agency, New York,           3/19 at 100.00            AAA         3,026,340
                     Revenue Bonds, Yankee Stadium Project Pilot, Series
                     2009A, 7.000%, 3/01/49 - AGC Insured

          5,000   New York City, New York, General Obligation Bonds, Fiscal        9/15 at 100.00             AA         5,383,900
                     Series 2005F-1, 5.000%, 9/01/21 - AMBAC Insured

         10,000   New York City, New York, General Obligation Bonds, Fiscal        4/15 at 100.00             AA        10,437,700
                     Series 2005M, 5.000%, 4/01/26 - FGIC Insured

          5,000   New York State Thruway Authority, General Revenue Bonds,         1/15 at 100.00             A+         5,193,500
                     Series 2005F, 5.000%, 1/01/26 - AMBAC Insured

         14,000   New York State Thruway Authority, General Revenue Bonds,         7/15 at 100.00            AAA        14,495,040
                     Series 2005G, 5.000%, 1/01/30 - AGM Insured

          3,650   New York State Urban Development Corporation, Service            3/15 at 100.00            AAA         3,946,125
                     Contract Revenue Bonds, Series 2005B, 5.000%, 3/15/25 -
                     AGM Insured (UB)

                  New York State Urban Development Corporation, State
                  Personal Income Tax Revenue Bonds, Series 2004A-1:
          1,000       5.000%, 3/15/23 - FGIC Insured                               3/14 at 100.00            AAA         1,066,690
          5,000       5.000%, 3/15/25 - FGIC Insured                               3/14 at 100.00            AAA         5,302,150

         10,000   Triborough Bridge and Tunnel Authority, New York,               11/12 at 100.00            Aa3        10,266,700
                     Subordinate Lien General Purpose Revenue Refunding
                     Bonds, Series 2002E, 5.000%, 11/15/32 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         91,200   Total New York                                                                                        94,377,030
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 35

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  NORTH CAROLINA - 1.2% (0.8% OF TOTAL INVESTMENTS)

                  Mooresville, North Carolina, Enterprise System Revenue
                  Bonds, Series 2004:
$         2,115      5.000%, 5/01/22 - FGIC Insured                                5/14 at 100.00            AA-    $    2,188,792
          2,575      5.000%, 5/01/26 - FGIC Insured                                5/14 at 100.00            AA-         2,647,306

          5,250   North Carolina Municipal Power Agency 1, Catawba Electric        1/13 at 100.00            AAA         5,722,763
                     Revenue Bonds, Series 2003A, 5.250%, 1/01/16 - AGM
                     Insured

                  Raleigh Durham Airport Authority, North Carolina, Airport
                  Revenue Bonds, Series 2005A:
          3,205      5.000%, 5/01/23 - AMBAC Insured                               5/15 at 100.00            Aa3         3,353,904
          3,295      5.000%, 5/01/24 - AMBAC Insured                               5/15 at 100.00            Aa3         3,429,403
-----------------------------------------------------------------------------------------------------------------------------------
         16,440   Total North Carolina                                                                                  17,342,168
-----------------------------------------------------------------------------------------------------------------------------------
                  NORTH DAKOTA - 0.5% (0.3% OF TOTAL INVESTMENTS)

                  Grand Forks, North Dakota, Sales Tax Revenue Bonds, Alerus
                  Project, Series 2005A:
          2,195      5.000%, 12/15/22 - NPFG Insured                              12/15 at 100.00            Aa3         2,329,224
          1,355      5.000%, 12/15/23 - NPFG Insured                              12/15 at 100.00            Aa3         1,423,360
          3,000      5.000%, 12/15/24 - NPFG Insured                              12/15 at 100.00            Aa3         3,139,020
-----------------------------------------------------------------------------------------------------------------------------------
          6,550   Total North Dakota                                                                                     6,891,604
-----------------------------------------------------------------------------------------------------------------------------------
                  OHIO - 3.7% (2.4% OF TOTAL INVESTMENTS)

          2,650   Cleveland State University, Ohio, General Receipts Bonds,        6/14 at 100.00             A+         2,776,803
                     Series 2004, 5.250%, 6/01/24 - FGIC Insured

          2,000   Columbus City School District, Franklin County, Ohio,           12/14 at 100.00            AAA         2,327,780
                     General Obligation Bonds, Series 2004, 5.250%, 12/01/25
                     (Pre-refunded 12/01/14) - AGM Insured

          2,385   Columbus, Ohio, Tax Increment Financing Bonds, Easton            6/14 at 100.00           BBB+         2,454,237
                     Project, Series 2004A, 5.000%, 12/01/22 - AMBAC Insured

          2,205   Hamilton City School District, Ohio, General Obligation          6/15 at 100.00           Baa1         2,288,018
                     Bonds, Series 2005, 5.000%, 12/01/24 - NPFG Insured

         19,595   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien,       12/16 at 100.00             A1        18,271,750
                     Series 2006, 4.250%, 12/01/32 - AMBAC Insured

         20,100   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica            5/10 at 101.00            N/R        20,174,571
                     Healthcare Obligated Group, Series 1999, 5.375%,
                     11/15/39 - AMBAC Insured

          3,000   Ross Local School District, Butler County, Ohio, General        12/13 at 100.00        Aa2 (4)         3,400,650
                     Obligation Bonds, Series 2003, 5.000%, 12/01/28
                     (Pre-refunded 12/01/13) - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         51,935   Total Ohio                                                                                            51,693,809
-----------------------------------------------------------------------------------------------------------------------------------
                  OKLAHOMA - 2.6% (1.6% OF TOTAL INVESTMENTS)

          3,500   Oklahoma Capitol Improvement Authority, State Facilities         7/15 at 100.00             AA         3,631,985
                     Revenue Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC
                     Insured

          1,925   Oklahoma Housing Finance Agency, GNMA Collateralized Single        No Opt. Call            AAA         2,011,664
                     Family Mortgage Revenue Bonds, Series 1987A, 7.997%,
                     8/01/18 (Alternative Minimum Tax)

         21,000   Oklahoma Municipal Power Authority, Power Supply System          1/17 at 100.00              A        19,615,470
                     Revenue Bonds, Series 2007, 4.500%, 1/01/47 - FGIC
                     Insured

          5,245   Oklahoma State Industries Authority, Revenue Bonds,              2/11 at 100.00             A1         5,283,813
                     Oklahoma Medical Research Foundation, Series 2001,
                     5.250%, 2/01/21 - AMBAC Insured

             50   Tulsa Airports Improvement Trust, Oklahoma, General Airport      6/10 at 100.00              A            50,237
                     Revenue Bonds, Tulsa International Airport, Series
                     1999A, 6.000%, 6/01/21 - FGIC Insured

          4,880   University of Oklahoma, Student Housing Revenue Bonds,           7/14 at 100.00             A1         5,008,832
                     Series 2004, 5.000%, 7/01/22 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         36,600   Total Oklahoma                                                                                        35,602,001
-----------------------------------------------------------------------------------------------------------------------------------
                  OREGON - 0.2% (0.2% OF TOTAL INVESTMENTS)

          2,535   Oregon Department of Administrative Services, Certificates       5/15 at 100.00            AAA         2,664,158
                     of Participation, Series 2005A, 5.000%, 5/01/25 - AGM
                     Insured

            715   Oregon Housing and Community Services Department, Single         7/10 at 100.00            Aa2           715,879
                     Family Mortgage Revenue Bonds, Series 1995A, 6.450%,
                     7/01/26 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
          3,250   Total Oregon                                                                                           3,380,037
-----------------------------------------------------------------------------------------------------------------------------------

36 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------

                  PENNSYLVANIA - 2.7% (1.8% OF TOTAL INVESTMENTS)

$         7,925   Commonwealth Financing Authority, Pennsylvania, State            6/16 at 100.00            AAA   $     8,344,708
                     Appropriation Lease Bonds, Series 2006A, 5.000%, 6/01/26
                     - AGM Insured (UB)

          1,800   Pennsylvania Higher Educational Facilities Authority,            5/15 at 100.00             A+         1,839,114
                     Revenue Bonds, Drexel University, Series 2005A, 5.000%,
                     5/01/28 - NPFG Insured

         11,740   Pennsylvania Public School Building Authority, Lease            12/16 at 100.00            AAA        11,201,604
                     Revenue Bonds, School District of Philadelphia, Series
                     2006B, 4.500%, 6/01/32 - AGM Insured (UB)

          2,625   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,        6/16 at 100.00            Aa3         2,756,801
                     Series 2006A, 5.000%, 12/01/26 - AMBAC Insured

          6,335   Radnor Township School District, Delaware County,                8/15 at 100.00            Aa2         6,657,198
                     Pennsylvania, General Obligation Bonds, Series 2005B,
                     5.000%, 2/15/30 - AGM Insured

                  Reading School District, Berks County, Pennsylvania,
                  General Obligation Bonds, Series 2005:
          3,285       5.000%, 1/15/22 - AGM Insured (UB)                           1/16 at 100.00            AAA         3,516,560
          3,450       5.000%, 1/15/23 - AGM Insured (UB)                           1/16 at 100.00            AAA         3,674,871
-----------------------------------------------------------------------------------------------------------------------------------
         37,160   Total Pennsylvania                                                                                    37,990,856
-----------------------------------------------------------------------------------------------------------------------------------
                  PUERTO RICO - 0.9% (0.6% OF TOTAL INVESTMENTS)

          2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,       7/15 at 100.00            AAA         2,905,900
                     Series 2005RR, 5.000%, 7/01/30 (Pre-refunded 7/01/15) -
                     SYNCORA GTY Insured

          2,000   Puerto Rico Highway and Transportation Authority, Highway        7/13 at 100.00             A3         2,045,500
                     Revenue Bonds, Series 2003G, 5.250%, 7/01/19 - FGIC
                     Insured

          1,550   Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%,        No Opt. Call             A3         1,621,378
                     8/01/21 - CIFG Insured

         36,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax             No Opt. Call            Aa2         5,388,840
                     Revenue Bonds, Series 2007A, 0.000%,8/01/42 - NPFG
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         42,050   Total Puerto Rico                                                                                     11,961,618
-----------------------------------------------------------------------------------------------------------------------------------
                  RHODE ISLAND - 1.8% (1.2% OF TOTAL INVESTMENTS)

          2,195   Providence Housing Development Corporation, Rhode Island,        7/10 at 100.00              A         2,197,963
                     FHA-Insured Section 8 Assisted Mortgage Revenue
                     Refunding Bonds, Barbara Jordan Apartments, Series
                     1994A, 6.750%, 7/01/25 - NPFG Insured

         20,475   Rhode Island Depositors Economic Protection Corporation,         2/11 at 100.00          A (4)        21,227,047
                     Special Obligation Refunding Bonds, Series 1993B,
                     5.250%, 8/01/21 (Pre-refunded 2/01/11) - NPFG Insured

          1,405   Rhode Island Health & Educational Building Corporation,          9/14 at 100.00             A2         1,497,393
                     Higher Education Auxiliary Enterprise Revenue Bonds,
                     Series 2004A, 5.500%, 9/15/24 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         24,075   Total Rhode Island                                                                                    24,922,403
-----------------------------------------------------------------------------------------------------------------------------------
                  SOUTH CAROLINA - 5.5% (3.6% OF TOTAL INVESTMENTS)

         14,650   Anderson County School District 5, South Carolina, General       2/18 at 100.00            AAA        16,151,186
                     Obligation Bonds, Series 2008, Trust 1181, 9.658%,
                     2/01/38 - AGM Insured (IF)

         10,000   Beaufort County, South Carolina, Tax Increment Bonds, New       12/12 at 100.00              A        10,120,400
                     River Redevelopment Project, Series 2002, 5.000%,
                     6/01/27 - NPFG Insured

                  Medical University Hospital Authority, South Carolina,
                  FHA-Insured Mortgage Revenue Bonds, Series 2004A:
          2,000      5.250%, 8/15/22 - NPFG Insured                                8/14 at 100.00              A         2,086,180
          2,605      5.250%, 8/15/23 - NPFG Insured                                8/14 at 100.00              A         2,708,523
          2,385      5.250%, 8/15/25 - NPFG Insured                                8/14 at 100.00              A         2,467,116

          1,795   Piedmont Municipal Power Agency, South Carolina, Electric          No Opt. Call            Aaa         1,503,151
                     Revenue Bonds, Series 1988A, 0.000%, 1/01/13 - AMBAC
                     Insured (ETM)

          7,955   Piedmont Municipal Power Agency, South Carolina, Electric          No Opt. Call            N/R         6,971,921
                     Revenue Bonds, Series 1988A, 0.000%, 1/01/13 - AMBAC
                     Insured

          8,000   South Carolina JOBS Economic Development Authority,             11/12 at 100.00             A-         8,335,440
                     Industrial Revenue Bonds, South Carolina Electric and
                     Gas Company, Series 2002A, 5.200%, 11/01/27 - AMBAC
                     Insured

                                                           Nuveen Investments 37

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  SOUTH CAROLINA (continued)

$        10,000   South Carolina JOBS Economic Development Authority,             11/12 at 100.00             A-    $   10,000,000
                     Industrial Revenue Bonds, South Carolina Electric and Gas
                     Company, Series 2002B, 5.450%, 11/01/32 - AMBAC Insured
                     (Alternative Minimum Tax)

         17,500   South Carolina Transportation Infrastructure Bank, Revenue      10/16 at 100.00            Aa3        16,797,725
                     Bonds, Series 2007A, 4.500%, 10/01/34 - SYNCORA GTY
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         76,890   Total South Carolina                                                                                  77,141,642
-----------------------------------------------------------------------------------------------------------------------------------
                  TENNESSEE - 0.5% (0.3% OF TOTAL INVESTMENTS)

          6,455   Memphis-Shelby County Airport Authority, Tennessee, Airport      3/11 at 100.00            AAA         6,535,817
                     Revenue Bonds, Series 2001A, 5.500%, 3/01/18 - AGM
                     Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                  TEXAS - 9.0% (5.8% OF TOTAL INVESTMENTS)

            521   Capital Area Housing Finance Corporation, Texas, FNMA Backed     4/12 at 106.00            Aaa           539,019
                     Single Family Mortgage Revenue Refunding Bonds, Series
                     2002A-2, 6.300%, 4/01/35 - AMBAC Insured (Alternative
                     Minimum Tax)

         12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue     5/10 at 100.00             A+        12,512,125
                     Bonds, Series 2000A, 6.125%,11/01/35 - FGIC Insured
                     (Alternative Minimum Tax)

         25,000   Harris County-Houston Sports Authority, Texas, Junior Lien      11/11 at 100.00              A        23,517,750
                     Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                     NPFG Insured

          4,671   Houston Housing Finance Corporation, Texas, GNMA                 9/11 at 105.00            Aaa         4,843,967
                     Collateralized Mortgage Multifamily Housing Revenue
                     Bonds, RRG Apartments Project, Series 2001, 6.350%,
                     3/20/42

                  Houston, Texas, First Lien Combined Utility System Revenue
                  Bonds, Series 2004A:
          4,000      5.250%, 5/15/24 - FGIC Insured                                5/14 at 100.00             AA         4,288,440
          5,000      5.250%, 5/15/25 - NPFG Insured                                5/14 at 100.00             AA         5,344,550

         17,500   Houston, Texas, Hotel Occupancy Tax and Special Revenue          9/11 at 100.00             A2        17,619,875
                     Bonds, Convention and Entertainment Project, Series 2001B,
                     5.250%, 9/01/33 - AMBAC Insured

            900   Houston, Texas, Subordinate Lien Airport System Revenue          7/10 at 100.00            AAA           900,450
                     Bonds, Series 2000A, 5.625%, 7/01/30 - AGM Insured
                     (Alternative Minimum Tax)

         23,865   Jefferson County Health Facilities Development Corporation,      8/11 at 100.00            N/R        23,892,206
                     Texas, FHA-Insured Mortgage Revenue Bonds, Baptist
                     Hospital of Southeast Texas, Series 2001, 5.500%, 8/15/41
                     - AMBAC Insured

            140   Lower Colorado River Authority, Texas, Revenue Refunding and     5/11 at 100.00         A1 (4)           146,563
                     Improvement Bonds, Series 2001A, 5.000%, 5/15/21
                     (Pre-refunded 5/15/11) - NPFG Insured

          8,065   Lower Colorado River Authority, Texas, Revenue Refunding and     5/11 at 100.00             A1         8,294,933
                     Improvement Bonds, Series 2001A, 5.000%, 5/15/21 - NPFG
                     Insured

                  Port of Houston Authority, Harris County, Texas, General
                  Obligation Port Improvement Bonds, Series 2001B:
          3,205      5.500%, 10/01/18 - FGIC Insured (Alternative Minimum Tax)    10/11 at 100.00            AAA         3,272,690
          3,375      5.500%, 10/01/19 - FGIC Insured (Alternative Minimum Tax)    10/11 at 100.00            AAA         3,439,159

          7,205   San Antonio, Texas, Airport System Improvement Revenue           7/11 at 101.00             A+         7,433,687
                     Bonds, Series 2001, 5.375%, 7/01/15 - FGIC Insured
                     (Alternative Minimum Tax)

          7,550   Waco Health Facilities Development Corporation, Texas,           8/16 at 100.00              A         7,328,181
                     Hillcrest Health System Project, FHA Insured Mortgage
                     Revenue Bonds, Series 2006A, 5.000%, 8/01/31 - NPFG
                     Insured

          1,840   Ysleta Independent School District Public Facility               5/10 at 100.00            AA-         1,877,481
                     Corporation, Texas, Lease Revenue Refunding Bonds, Series
                     2001, 5.375%, 11/15/24 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
        125,337   Total Texas                                                                                          125,251,076
-----------------------------------------------------------------------------------------------------------------------------------

38 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  UTAH - 1.3% (0.8% OF TOTAL INVESTMENTS)

$         2,000   Clearfield City, Utah, Sales Tax Revenue Bonds, Series           7/13 at 100.00        AA- (4)   $     2,235,300
                     2003, 5.000%, 7/01/28 (Pre-refunded 7/01/13) - FGIC
                     Insured

         15,000   Utah Transit Authority, Sales Tax Revenue Bonds, Series          6/18 at 100.00            AAA        15,950,850
                     2008A, 5.000%, 6/15/32 - AGM Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
         17,000   Total Utah                                                                                            18,186,150
-----------------------------------------------------------------------------------------------------------------------------------
                  VIRGINIA - 1.2% (0.8% OF TOTAL INVESTMENTS)

          1,035   Loudoun County Industrial Development Authority, Virginia,       6/14 at 100.00            AAA         1,158,765
                     Lease Revenue Bonds, Public Safety Facilities, Series
                     2003A, 5.250%, 12/15/20 - AGM Insured

          4,840   Metropolitan Washington D.C. Airports Authority, Airport        10/11 at 101.00            AA-         5,028,421
                     System Revenue Bonds, Series 2001A, 5.500%, 10/01/19 -
                     NPFG Insured (Alternative Minimum Tax)

         10,000   Virginia Housing Development Authority, Commonwealth             7/11 at 100.00            AAA        10,079,800
                     Mortgage Bonds, Series 2001H-1, 5.375%, 7/01/36 - NPFG
                     Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
         15,875   Total Virginia                                                                                        16,266,986
-----------------------------------------------------------------------------------------------------------------------------------
                  WASHINGTON - 4.4% (2.8% OF TOTAL INVESTMENTS)

          2,500   Grant County Public Utility District 2, Washington, Revenue      1/15 at 100.00            AA-         2,565,724
                     Bonds, Wanapum Hydroelectric Development, Series 2005A,
                     5.000%, 1/01/29 - FGIC Insured

          3,500   King County School District 401, Highline, Washington,          12/14 at 100.00            AA+         3,728,200
                     General Obligation Bonds, Series 2004, 5.000%, 10/01/24
                     - FGIC Insured

          5,000   King County, Washington, General Obligation Sewer Bonds,         1/19 at 100.00            AAA         6,105,600
                     Series 2009, Trust 1W, 13.689%, 1/01/39 - AGC Insured
                     (IF)

         15,000   King County, Washington, Sewer Revenue Bonds, Series 2007,       7/17 at 100.00            AAA        15,627,000
                     5.000%, 1/01/42 - AGM Insured

          4,345   King County, Washington, Sewer Revenue Bonds, Tender Option      7/17 at 100.00            AAA         4,914,368
                     Bond Trust 3090, 13.264%, 1/01/39 - AGM Insured (IF)

          3,195   Kitsap County, Washington, Limited Tax General Obligation        7/10 at 100.00        AA- (4)         3,223,083
                     Bonds, Series 2000, 5.500%, 7/01/25 (Pre-refunded
                     7/01/10) - AMBAC Insured

          4,250   Snohomish County Public Utility District 1, Washington,            No Opt. Call            Aaa         5,279,094
                     Generation System Revenue Bonds, Series 1989, 6.650%,
                     1/01/16 - FGIC Insured (ETM)

                  Tacoma, Washington, Solid Waste Utility Revenue Refunding
                  Bonds, Series 2006:
          3,890      5.000%, 12/01/24 - SYNCORA GTY Insured                       12/16 at 100.00             AA         4,117,760
          4,085      5.000%, 12/01/25 - SYNCORA GTY Insured                       12/16 at 100.00             AA         4,304,812
          4,290      5.000%, 12/01/26 - SYNCORA GTY Insured                       12/16 at 100.00             AA         4,500,637

          5,945   Washington State, General Obligation Bonds, Series 2009,         7/16 at 100.00            AAA         6,895,726
                     Trust 1212, 13.292%, 7/01/31 - AGM Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
         56,000   Total Washington                                                                                      61,262,004
-----------------------------------------------------------------------------------------------------------------------------------
                  WISCONSIN - 2.2% (1.4% OF TOTAL INVESTMENTS)

         15,000   Wisconsin Health and Educational Facilities Authority,           8/10 at 100.00              A        15,000,600
                     Revenue Bonds, Marshfield Clinic, Series 1997, 5.750%,
                     2/15/27 - NPFG Insured

            290   Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%,      5/14 at 100.00             AA           313,097
                     5/01/20 - FGIC Insured

          2,600   Wisconsin, General Obligation Bonds, Series 2004-3, 5.250%,      5/14 at 100.00        Aa2 (4)         2,993,275
                     5/01/20 (Pre-refunded 5/01/14) - FGIC Insured

         10,945   Wisconsin, General Obligation Bonds, Series 2004-4, 5.000%,      5/14 at 100.00             AA        11,710,272
                     5/01/20 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         28,835   Total Wisconsin                                                                                       30,017,244
-----------------------------------------------------------------------------------------------------------------------------------
$     2,280,625   Total Long-Term Investments (cost $2,104,078,094) - 155.0%                                         2,155,558,928
===============--------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 39

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)    DESCRIPTION (1)                                                  PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 0.4% (0.3% OF TOTAL INVESTMENTS)

                  COLORADO - 0.1% (0.1% OF TOTAL INVESTMENTS)

$         1,400   Colorado Health Facilities Authority, Colorado, Revenue            No Opt. Call           A-1+   $     1,400,000
                     Bonds, Catholic Health Initiatives, Variable Rate Demand
                     Obligations, Tender Option Bond Trust 2906Z, 0.270%,
                     3/01/16 (6)
-----------------------------------------------------------------------------------------------------------------------------------
                  GEORGIA - 0.1% (0.1% OF TOTAL INVESTMENTS)

          1,882   Metropolitan Atlanta Rapid Transit Authority, Georgia,           7/17 at 100.00            A-1         1,882,000
                     Sales Tax Revenue Bonds, Variable Rate Demand
                     Obligations, Tender Option Bond Trust 2008-1061, 0.300%,
                     7/01/34 (6)
-----------------------------------------------------------------------------------------------------------------------------------
                  NORTH CAROLINA - 0.2% (0.1% OF TOTAL INVESTMENTS)

$         2,500   Sampson County, North Carolina, Certificates of                    No Opt. Call            A-1         2,500,000
                     Participation, Series 2006, Variable Rate Demand
                    Obligations, Series 112, 0.330%, 6/01/34 (6)
===============--------------------------------------------------------------------------------------------------------------------
                  Total Short-Term Investments (cost $5,782,000)                                                         5,782,000
                  -----------------------------------------------------------------------------------------------------------------
                  Total Investments (cost $2,109,860,094) - 155.4%                                                   2,161,340,928
                  -----------------------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (9.7)%                                                                  (134,833,333)
                  -----------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 2.1%                                                                  29,450,374
                  -----------------------------------------------------------------------------------------------------------------
                  Auction Rate Preferred Shares, at Liquidation Value -
                     (47.8)% (7)                                                                                      (664,825,000)
                  -----------------------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                                    $ 1,391,132,969
                  =================================================================================================================

      The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information.

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

(6) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7) Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.8%.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

40 Nuveen Investments

NIF | Nuveen Premier Insured Municipal Income Fund, Inc.
    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  ALABAMA - 0.8% (0.5% OF TOTAL INVESTMENTS)

$         2,200   Auburn, Alabama, General Obligation Warrants, Series 2005,       8/15 at 100.00            AA+   $     2,278,892
                     5.000%, 8/01/30 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  ARIZONA - 3.1% (2.0% OF TOTAL INVESTMENTS)

          4,370   Phoenix Civic Improvement Corporation, Arizona, Junior Lien      7/15 at 100.00            AAA         4,522,513
                     Water System Revenue Bonds, Series 2005, 4.750%, 7/01/25
                     - NPFG Insured

          5,000   Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic           No Opt. Call             AA         4,377,100
                     Plaza, Series 2005B, 0.000%, 7/01/40 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
          9,370   Total Arizona                                                                                          8,899,613
-----------------------------------------------------------------------------------------------------------------------------------
                  ARKANSAS - 1.5% (1.0% OF TOTAL INVESTMENTS)

          4,020   Northwest Community College District, Arkansas, General          5/15 at 100.00              A         4,236,155
                     Obligation Bonds, Series 2005, 5.000%, 5/15/23 - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA - 25.9% (17.0% OF TOTAL INVESTMENTS)

             10   California Department of Water Resources, Water System          12/14 at 100.00            AAA            11,583
                     Revenue Bonds, Central Valley Project, Series 2005AC,
                     5.000%, 12/01/26 (Pre-refunded 12/01/14) - NPFG Insured

            990   California Department of Water Resources, Water System          12/14 at 100.00            AAA         1,040,599
                     Revenue Bonds, Central Valley Project, Series 2005AC,
                     5.000%, 12/01/26 - NPFG Insured (UB)

          1,250   California Pollution Control Financing Authority,                4/11 at 102.00              A         1,303,163
                     Remarketed Revenue Bonds, Pacific Gas and Electric
                     Company, Series 1996A, 5.350%, 12/01/16 - NPFG Insured
                     (Alternative Minimum Tax)

          4,775   Clovis Unified School District, Fresno County, California,         No Opt. Call         AA (4)         2,559,639
                     General Obligation Bonds, Series 2001A, 0.000%, 8/01/25
                     - FGIC Insured (ETM)

          1,005   Folsom Cordova Unified School District, Sacramento County,      10/14 at 100.00            AAA         1,040,406
                     California, General Obligation Bonds, School Facilities
                     Improvement District 2, Series 2004B, 5.000%, 10/01/26 -
                     AGM Insured

          1,150   Kern Community College District, California, General               No Opt. Call            AAA           571,596
                     Obligation Bonds, Series 2006, 0.000%, 11/01/23 - AGM
                     Insured

             45   Kern County Housing Authority, California, GNMA Guaranteed         No Opt. Call            AAA            46,729
                     Tax-Exempt Mortgage Obligation Bonds, Series 1994A-I,
                     7.150%, 12/30/24 (Alternative Minimum Tax)

             35   Kern County Housing Authority, California, GNMA Guaranteed         No Opt. Call            AAA            36,429
                     Tax-Exempt Mortgage Obligation Bonds, Series 1994A-III,
                     7.450%, 6/30/25 (Alternative Minimum Tax)

          3,760   La Verne-Grand Terrace Housing Finance Agency, California,         No Opt. Call            AAA         4,928,157
                     Single Family Residential Mortgage Revenue Bonds, Series
                     1984A, 10.250%, 7/01/17 (ETM)

          5,000   Ontario Redevelopment Financing Authority, San Bernardino          No Opt. Call              A         5,820,350
                     County, California, Revenue Refunding Bonds,
                     Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 -
                     NPFG Insured

          8,880   Pomona, California, GNMA/FHLMC Collateralized Single Family        No Opt. Call            AAA        11,692,115
                     Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%,
                     8/01/23 (ETM)

          8,075   San Bernardino County, California, GNMA Mortgage-Backed            No Opt. Call            AAA         9,338,576
                     Securities Program Single Family Home Mortgage Revenue
                     Bonds, Series 1988A, 8.300%, 9/01/14 (Alternative
                     Minimum Tax) (ETM)

          8,770   San Bernardino, California, GNMA Mortgage-Backed Securities        No Opt. Call            AAA        11,493,524
                     Program Single Family Mortgage Revenue Refunding Bonds,
                     Series 1990A, 7.500%, 5/01/23 (ETM)

          4,300   San Francisco Airports Commission, California, Revenue           5/11 at 100.00             A1         4,323,005
                     Refunding Bonds, San Francisco International Airport,
                     Second Series 2001, Issue 27A, 5.125%, 5/01/19 - NPFG
                     Insured (Alternative Minimum Tax)

         29,000   San Joaquin Hills Transportation Corridor Agency, Orange           No Opt. Call              A         5,668,630
                     County, California, Toll Road Revenue Refunding Bonds,
                     Series 1997A, 0.000%, 1/15/31 - NPFG Insured

          2,000   San Jose Redevelopment Agency, California, Tax Allocation        8/14 at 100.00              A         2,068,520
                     Bonds, Merged Area Redevelopment Project, Series 2004A,
                     5.250%, 8/01/19 - NPFG Insured

          4,475   San Jose Redevelopment Agency, California, Tax Allocation        8/17 at 100.00              A         3,751,706
                     Bonds, Merged Area Redevelopment Project, Series 2006C,
                     4.250%, 8/01/30 - NPFG Insured

          4,455   San Mateo County Community College District, California,           No Opt. Call            Aaa         2,601,230
                     General Obligation Bonds, Series 2006B, 0.000%, 9/01/21
                     - NPFG Insured

                                                           Nuveen Investments 41

    | Portfolio of Investments April 30, 2010 (Unaudited)


      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA (continued)

$         1,815   University of California, General Revenue Bonds, Series          5/13 at 101.00            Aa1   $     1,823,240
                     2005G, 4.750%, 5/15/31 - NPFG Insured

          3,600   Ventura County Community College District, California,           8/15 at 100.00             AA         3,717,108
                     General Obligation Bonds, Series 2005B, 5.000%, 8/01/28
                     - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         93,390   Total California                                                                                      73,836,305
-----------------------------------------------------------------------------------------------------------------------------------
                  COLORADO - 9.8% (6.4% OF TOTAL INVESTMENTS)

          3,000   Colorado Health Facilities Authority, Colorado, Revenue          4/18 at 100.00            AAA         3,091,410
                     Bonds, Catholic Health Initiatives, Series 2006C-1,
                     Trust 1090, 14.902%, 10/01/41 - AGM Insured (IF)

          2,500   Denver City and County, Colorado, Airport System Revenue        11/12 at 100.00             A+         2,588,075
                     Refunding Bonds, Series 2002E, 5.500%, 11/15/18 - FGIC
                     Insured (Alternative Minimum Tax)

          6,000   E-470 Public Highway Authority, Colorado, Senior Revenue         9/10 at 102.00            AAA         6,228,900
                     Bonds, Series 2000A, 5.750%, 9/01/29 (Pre-refunded
                     9/01/10) - NPFG Insured

         20,000   E-470 Public Highway Authority, Colorado, Senior Revenue           No Opt. Call              A         5,256,600
                     Bonds, Series 2000B, 0.000%, 9/01/30 - NPFG Insured

          4,405   Garfield, Eagle and Pitkin Counties School District RE-1,       12/14 at 100.00            AAA         4,638,729
                     Roaring Fork, Colorado, General Obligation Bonds, Series
                     2005A, 5.000%, 12/15/24 - AGM Insured

          2,065   Jefferson County School District R1, Colorado, General          12/14 at 100.00            AAA         2,389,350
                     Obligation Bonds, Series 2004, 5.000%, 12/15/24 - AGM
                     Insured (UB)

          1,390   Teller County School District RE-2, Woodland Park,              12/14 at 100.00            Aa2         1,487,022
                     Colorado, General Obligation Bonds, Series 2004, 5.000%,
                     12/01/22 - NPFG Insured

          1,000   University of Colorado, Enterprise System Revenue Bonds,         6/12 at 100.00        AA- (4)         1,087,390
                     Series 2002A, 5.000%, 6/01/19 (Pre-refunded 6/01/12) -
                     FGIC Insured

          1,000   University of Colorado, Enterprise System Revenue Bonds,         6/15 at 100.00            AA-         1,037,420
                     Series 2005, 5.000%, 6/01/30 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         41,360   Total Colorado                                                                                        27,804,896
-----------------------------------------------------------------------------------------------------------------------------------
                  DISTRICT OF COLUMBIA - 0.2% (0.1% OF TOTAL INVESTMENTS)

            665   Washington Convention Center Authority, District of             10/16 at 100.00            AA+           658,895
                     Columbia, Senior Lien Dedicated Tax Revenue Bonds,
                     Series 2007, Residuals 1606, 11.356%, 10/01/30 - AMBAC
                     Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA - 3.7% (2.5% OF TOTAL INVESTMENTS)

          2,285   Florida Municipal Loan Council, Revenue Bonds, Series            2/15 at 100.00              A         2,361,685
                     2005A, 5.000%, 2/01/23 - NPFG Insured

          1,500   JEA, Florida, Water and Sewerage System Revenue Bonds,          10/13 at 100.00            Aa2         1,629,330
                     Series 2004A, 5.000%, 10/01/19 - FGIC Insured

          4,240   Reedy Creek Improvement District, Florida, Utility Revenue      10/13 at 100.00             A1         4,630,250
                     Bonds, Series 2003-1, 5.250%, 10/01/17 - NPFG Insured

          2,000   Tallahassee, Florida, Energy System Revenue Bonds, Series       10/15 at 100.00             AA         2,058,200
                     2005, 5.000%, 10/01/28 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         10,025   Total Florida                                                                                         10,679,465
-----------------------------------------------------------------------------------------------------------------------------------
                  GEORGIA - 3.3% (2.1% OF TOTAL INVESTMENTS)

          2,700   Atlanta, Georgia, Airport General Revenue Bonds, Series          1/15 at 100.00            AAA         2,812,644
                     2004G, 5.000%, 1/01/25 - AGM Insured

          6,500   Medical Center Hospital Authority, Georgia, Revenue              8/10 at 101.00              A         6,500,000
                     Anticipation Certificates, Columbus Regional Healthcare
                     System, Inc. Project, Series 1999, 5.500%, 8/01/25 -
                     NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
          9,200   Total Georgia                                                                                          9,312,644
-----------------------------------------------------------------------------------------------------------------------------------
                  HAWAII - 3.7% (2.4% OF TOTAL INVESTMENTS)

          2,250   Hawaii Department of Budget and Finance, Special Purpose         7/10 at 100.00           Baa1         2,253,218
                     Revenue Bonds, Hawaiian Electric Company Inc., Series
                     1999D, 6.150%, 1/01/20 - AMBAC Insured (Alternative
                     Minimum Tax)

          8,030   Hawaii Department of Transportation, Airport System Revenue      7/10 at 101.00              A         8,157,757
                     Refunding Bonds, Series 2000B, 6.500%, 7/01/15 - FGIC
                     Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         10,280   Total Hawaii                                                                                          10,410,975
-----------------------------------------------------------------------------------------------------------------------------------

42 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  ILLINOIS - 13.2% (8.7% OF TOTAL INVESTMENTS)

$         4,000   Bridgeview, Illinois, General Obligation Bonds, Series          12/12 at 100.00              A   $     4,100,360
                     2002, 5.000%, 12/01/22 - FGIC Insured

          8,200   Chicago Board of Education, Illinois, General Obligation           No Opt. Call            Aa2         9,063,460
                     Lease Certificates, Series 1992A, 6.250%, 1/01/15 - NPFG
                     Insured

          1,450   Chicago, Illinois, Third Lien General Airport Revenue            1/16 at 100.00             A1         1,514,859
                     Bonds, O'Hare International Airport, Series 2005A,
                     5.250%, 1/01/24 - NPFG Insured

         21,860   Illinois Development Finance Authority, Local Government           No Opt. Call            Aa3        17,492,372
                     Program Revenue Bonds, Kane, Cook and DuPage Counties
                     School District U46 - Elgin, Series 2002, 0.000%,
                     1/01/17 - AGM Insured

          2,500   Illinois Municipal Electric Agency, Power Supply System          2/17 at 100.00             A+         2,521,200
                     Revenue Bonds, Series 2007A, 5.000%, 2/01/35 - FGIC
                     Insured

            175   Metropolitan Pier and Exposition Authority, Illinois,            6/12 at 101.00            AAA           177,403
                     Revenue Bonds, McCormick Place Expansion Project, Series
                     2002A, 5.250%, 6/15/42 - NPFG Insured

          5,010   Metropolitan Pier and Exposition Authority, Illinois,              No Opt. Call             A1         2,863,916
                     Revenue Refunding Bonds, McCormick Place Expansion
                     Project, Series 1996A, 0.000%, 12/15/21 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         43,195   Total Illinois                                                                                        37,733,570
-----------------------------------------------------------------------------------------------------------------------------------
                  INDIANA - 4.1% (2.7% OF TOTAL INVESTMENTS)

          2,130   Indiana Municipal Power Agency, Power Supply Revenue Bonds,      1/17 at 100.00             A+         2,140,650
                     Series 2007A, 5.000%, 1/01/42 - NPFG Insured

                  Indiana University, Parking Facility Revenue Bonds, Series
                  2004:
          1,015      5.250%, 11/15/19 - AMBAC Insured                             11/14 at 100.00            Aa1         1,135,836
          1,060      5.250%, 11/15/20 - AMBAC Insured                             11/14 at 100.00            Aa1         1,182,229
          1,100      5.250%, 11/15/21 - AMBAC Insured                             11/14 at 100.00            Aa1         1,219,020

          9,255   Indianapolis Local Public Improvement Bond Bank, Indiana,          No Opt. Call             AA         4,827,963
                     Series 1999E, 0.000%, 2/01/25 - AMBAC Insured

          1,000   Metropolitan School District Steuben County K-5 Building         7/14 at 102.00            AAA         1,083,880
                     Corporation, Indiana, First Mortgage Bonds, Series 2003,
                     5.250%, 1/15/21 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         15,560   Total Indiana                                                                                         11,589,578
-----------------------------------------------------------------------------------------------------------------------------------
                  IOWA - 1.2% (0.8% OF TOTAL INVESTMENTS)

          3,345   Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley       6/13 at 100.00            N/R         3,370,288
                     Medical Center, Series 2003, 5.000%, 6/15/17 - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  KANSAS - 0.4% (0.2% OF TOTAL INVESTMENTS)

            985   Neosho County Unified School District 413, Kansas, General       9/14 at 100.00            Aa3         1,030,793
                     Obligation Bonds, Series 2006, 5.000%, 9/01/31 - AGM
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  LOUISIANA - 2.8% (1.9% OF TOTAL INVESTMENTS)

            885   Louisiana Public Facilities Authority, Revenue Bonds, Baton      7/14 at 100.00              A           903,178
                     Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
                     NPFG Insured

          7,160   Louisiana State, Gasoline and Fuels Tax Revenue Bonds,           5/16 at 100.00            AAA         7,176,683
                     Series 2006A, 4.750%, 5/01/39 - AGM Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
          8,045   Total Louisiana                                                                                        8,079,861
-----------------------------------------------------------------------------------------------------------------------------------
                  MARYLAND - 2.2% (1.4% OF TOTAL INVESTMENTS)

          1,200   Maryland Economic Development Corporation, Student Housing       6/16 at 100.00           Baa2         1,148,976
                     Revenue Refunding Bonds, University of Maryland College
                     Park Projects, Series 2006, 5.000%, 6/01/28 - CIFG
                     Insured

          5,000   Maryland Transportation Authority, Airport Parking Revenue       3/12 at 101.00             A2         5,048,150
                     Bonds, Baltimore-Washington International Airport
                     Passenger Facility, Series 2002B, 5.125%, 3/01/21 -
                     AMBAC Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
          6,200   Total Maryland                                                                                         6,197,126
-----------------------------------------------------------------------------------------------------------------------------------
                  MASSACHUSETTS - 4.4% (2.9% OF TOTAL INVESTMENTS)

          2,500   Massachusetts Department of Transportation, Metropolitan         1/20 at 100.00             AA         2,634,075
                     Highway System Revenue Bonds, Commonwealth Contract
                     Assistance Secured, Refunding Series 2010B, 5.000%,
                     1/01/35

          3,335   Massachusetts Health and Education Facilities Authority,         7/19 at 100.00             AA         3,570,918
                     Revenue Bonds, Partners HealthCare System, Tender Option
                     Bond Trust 3627, 13.456%, 7/01/34 (IF)

                                                           Nuveen Investments 43

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  MASSACHUSETTS (continued)

$         4,400   Massachusetts School Building Authority, Dedicated Sales         8/15 at 100.00            AAA   $     4,748,040
                     Tax Revenue Bonds, Series 2005A, 5.000%, 8/15/23 - AGM
                     Insured (UB)

          1,725   Massachusetts Water Resources Authority, General Revenue         2/17 at 100.00            AAA         1,683,307
                     Bonds, Series 2007A, 4.500%, 8/01/46 - AGM Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
         11,960   Total Massachusetts                                                                                   12,636,340
-----------------------------------------------------------------------------------------------------------------------------------
                  MICHIGAN - 3.6% (2.4% OF TOTAL INVESTMENTS)

          6,500   Michigan Higher Education Student Loan Authority, Revenue          No Opt. Call             AA         6,463,145
                     Bonds, Series 2000 XII-T, 5.300%, 9/01/10 - AMBAC
                     Insured (Alternative Minimum Tax)

          3,810   Michigan Housing Development Authority, GNMA Collateralized      8/12 at 102.00            Aaa         3,872,370
                     Limited Obligation Multifamily Housing Revenue Bonds,
                     Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43
                     (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         10,310   Total Michigan                                                                                        10,335,515
-----------------------------------------------------------------------------------------------------------------------------------
                  MINNESOTA - 1.8% (1.2% OF TOTAL INVESTMENTS)

          4,860   Minneapolis-St. Paul Metropolitan Airports Commission,           1/11 at 100.00            AA-         4,954,235
                     Minnesota, Airport Revenue Bonds, Series 2001B, 5.750%,
                     1/01/15 - FGIC Insured (Alternative Minimum Tax)

            130   Minnesota Housing Finance Agency, Rental Housing Bonds,          8/10 at 100.00            AA+           130,547
                     Series 1995D, 5.950%, 2/01/18 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
          4,990   Total Minnesota                                                                                        5,084,782
-----------------------------------------------------------------------------------------------------------------------------------
                  MISSOURI - 0.7% (0.5% OF TOTAL INVESTMENTS)

          2,000   Missouri Western State College, Auxiliary System Revenue        10/13 at 100.00              A         2,116,080
                     Bonds, Series 2003, 5.000%, 10/01/21 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  NEVADA - 6.1% (4.0% OF TOTAL INVESTMENTS)

          2,100   Clark County, Nevada, General Obligation Bank Bonds,            12/12 at 100.00            Aaa         2,119,677
                     Southern Nevada Water Authority Loan, Series 2002,
                     5.000%, 6/01/32 - NPFG Insured

            900   Clark County, Nevada, General Obligation Bank Bonds,            12/12 at 100.00        AA+ (4)           993,573
                     Southern Nevada Water Authority Loan, Series 2002,
                     5.000%, 6/01/32 (Pre-refunded 12/01/12) - NPFG Insured

          4,715   Clark County, Nevada, Passenger Facility Charge Revenue          1/20 at 100.00            AAA         4,815,052
                     Bonds, Las Vegas-McCarran International Airport, series
                     2010A, 5.250%, 7/01/39 - AGM Imsured

                  Director of Nevada State Department of Business and
                  Industry, Revenue Bonds, Las Vegas Monorail Project, First
                  Tier, Series 2000:
            160      0.000%, 1/01/28 - AMBAC Insured                                 No Opt. Call           Caa2            17,627
          2,000      5.375%, 1/01/40 - AMBAC Insured (5)                           7/10 at 100.00           Caa2           642,380

          7,990   Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds,      6/12 at 100.00       Baa3 (4)         8,712,696
                     Reno Transportation Rail Access Corridor Project, Series
                     2002, 5.250%, 6/01/41 (Pre-refunded 6/01/12) - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         17,865   Total Nevada                                                                                          17,301,005
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW JERSEY - 2.5% (1.6% OF TOTAL INVESTMENTS)

                  New Jersey Economic Development Authority, Revenue Bonds,
                  Motor Vehicle Surcharge, Series 2004A:
          1,200      5.000%, 7/01/22 - NPFG Insured                                7/14 at 100.00              A         1,244,904
          1,200      5.000%, 7/01/23 - NPFG Insured                                7/14 at 100.00              A         1,241,400

          4,000   New Jersey Turnpike Authority, Revenue Bonds, Refunding            No Opt. Call            AAA         4,567,680
                     Series 2005D-1, 5.250%, 1/01/26 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
          6,400   Total New Jersey                                                                                       7,053,984
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK - 6.8% (4.5% OF TOTAL INVESTMENTS)

          1,000   Dormitory Authority of the State of New York, FHA-Insured        2/15 at 100.00              A         1,032,250
                     Mortgage Revenue Bonds, Montefiore Hospital, Series
                     2004, 5.000%, 8/01/23 - FGIC Insured

          2,185   Hudson Yards Infrastructure Corporation, New York, Revenue       2/17 at 100.00              A         2,033,732
                     Bonds, Series 2006A, 4.500%, 2/15/47 - NPFG Insured

          5,000   Long Island Power Authority, New York, Electric System           6/16 at 100.00              A         5,190,900
                     General Revenue Bonds, Series 2006A, 5.000%, 12/01/25 -
                     FGIC Insured

44 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK (continued)

$        10,000   Metropolitan Transportation Authority, New York,                11/12 at 100.00            AAA   $    11,106,700
                     Transportation Revenue Refunding Bonds, Series 2002F,
                     5.250%, 11/15/27 (Pre-refunded 11/15/12) - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         18,185   Total New York                                                                                        19,363,582
-----------------------------------------------------------------------------------------------------------------------------------
                  NORTH CAROLINA - 3.0% (1.9% OF TOTAL INVESTMENTS)

          1,775   Charlotte, North Carolina, Water and Sewer System Refunding      7/20 at 100.00            AAA         2,199,882
                     Bonds, Tender Option Bond Trust 2009-43W, 13.225%,
                     7/01/38 (IF)

          3,100   North Carolina Medical Care Commission, FHA-Insured             10/13 at 100.00            AAA         3,085,554
                     Mortgage Revenue Bonds, Betsy Johnson Regional Hospital
                     Project, Series 2003, 5.125%, 10/01/32 - AGM Insured

          3,050   Raleigh Durham Airport Authority, North Carolina, Airport        5/15 at 100.00            Aa3         3,194,082
                     Revenue Bonds, Series 2005A, 5.000%, 5/01/22 - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
          7,925   Total North Carolina                                                                                   8,479,518
-----------------------------------------------------------------------------------------------------------------------------------
                  OHIO - 1.5% (1.0% OF TOTAL INVESTMENTS)

          4,605   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien,       12/16 at 100.00             A1         4,294,024
                     Series 2006, 4.250%, 12/01/32 - AMBAC Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
                  OKLAHOMA - 1.4% (0.9% OF TOTAL INVESTMENTS)

          3,500   Oklahoma Capitol Improvement Authority, State Facilities         7/15 at 100.00             AA         3,631,985
                     Revenue Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC
                     Insured

            410   Oklahoma Housing Finance Agency, GNMA Collateralized Single        No Opt. Call            AAA           428,458
                     Family Mortgage Revenue Bonds, Series 1987A, 7.997%,
                     8/01/18 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
          3,910   Total Oklahoma                                                                                         4,060,443
-----------------------------------------------------------------------------------------------------------------------------------
                  OREGON - 4.2% (2.7% OF TOTAL INVESTMENTS)

                  Oregon Health Sciences University, Revenue Bonds, Series
                  2002A:
          5,000      5.000%, 7/01/26 - NPFG Insured                                1/13 at 100.00              A         5,021,950
          7,000      5.000%, 7/01/32 - NPFG Insured                                1/13 at 100.00              A         6,843,550
-----------------------------------------------------------------------------------------------------------------------------------
         12,000   Total Oregon                                                                                          11,865,500
-----------------------------------------------------------------------------------------------------------------------------------
                  PENNSYLVANIA - 3.3% (2.2% OF TOTAL INVESTMENTS)

          1,500   Allegheny County Sanitary Authority, Pennsylvania, Sewerage     12/15 at 100.00              A         1,534,545
                     Revenue Bonds, Series 2005A, 5.000%, 12/01/23 - NPFG
                     Insured

          4,000   Commonwealth Financing Authority, Pennsylvania, State            6/16 at 100.00            AAA         4,211,840
                     Appropriation Lease Bonds, Series 2006A, 5.000%, 6/01/26
                     - AGM Insured (UB)

          2,680   Pennsylvania Public School Building Authority, Lease            12/16 at 100.00            AAA         2,557,095
                     Revenue Bonds, School District of Philadelphia, Series
                     2006B, 4.500%, 6/01/32 - AGM Insured (UB)

          1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,        6/16 at 100.00            Aa3         1,102,721
                     Series 2006A, 5.000%, 12/01/26 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
          9,230   Total Pennsylvania                                                                                     9,406,201
-----------------------------------------------------------------------------------------------------------------------------------
                  PUERTO RICO - 2.3% (1.5% OF TOTAL INVESTMENTS)

          2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,       7/15 at 100.00              A         2,576,100
                     Series 2005RR, 5.000%, 7/01/22 - FGIC Insured

          1,000   Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%,        No Opt. Call             A3         1,046,050
                     8/01/21 - CIFG Insured

          5,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax             No Opt. Call            Aa2           748,450
                     Revenue Bonds, Series 2007A, 0.000%, 8/01/42 - NPFG
                     Insured

          2,000   Puerto Rico, Highway Revenue Bonds, Highway and                    No Opt. Call              A         2,189,180
                     Transportation Authority, Series 2003AA, 5.500%, 7/01/17
                     - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         10,500   Total Puerto Rico                                                                                      6,559,780
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 45

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  TENNESSEE - 1.9% (1.2% OF TOTAL INVESTMENTS)

$         3,000   Blount County Public Building Authority, Tennessee, Local        6/15 at 100.00            Aa2   $     3,177,780
                     Government Improvement Loans, Oak Ridge General
                     Obligation, 2005 Series B9A, Variable Rate Demand
                     Obligations, 5.000%, 6/01/24 - AMBAC Insured

          2,055   Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,     10/14 at 100.00            AAA         2,207,132
                     Series 2004, 5.000%, 10/01/22 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
          5,055   Total Tennessee                                                                                        5,384,912
-----------------------------------------------------------------------------------------------------------------------------------
                  TEXAS - 12.8% (8.4% OF TOTAL INVESTMENTS)

         12,500   Dallas-Ft. Worth International Airport, Texas, Joint            11/10 at 100.00             A+        12,502,750
                     Revenue Refunding and Improvement Bonds, Series 2001A,
                     5.500%, 11/01/35 - FGIC Insured (Alternative Minimum
                     Tax)

          4,040   Harris County, Texas, Subordinate Lien Unlimited Tax Toll          No Opt. Call            AAA         5,989,502
                     Road Revenue Bonds, Tender Options Bond Trust 3028,
                     13.970%, 8/15/28 - AGM Insured (IF)

                  North Harris County Regional Water Authority, Texas, Senior
                  Water Revenue Bonds, Series 2003:
          4,565      5.250%, 12/15/20 - FGIC Insured                              12/13 at 100.00             A+         4,940,471
          4,800      5.250%, 12/15/21 - FGIC Insured                              12/13 at 100.00             A+         5,150,400

          7,600   San Antonio, Texas, Airport System Improvement Revenue           7/11 at 101.00             A+         7,803,072
                     Bonds, Series 2001, 5.375%, 7/01/16 - FGIC Insured
                     (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         33,505   Total Texas                                                                                           36,386,195
-----------------------------------------------------------------------------------------------------------------------------------
                  UTAH - 2.1% (1.4% OF TOTAL INVESTMENTS)

          5,760   Central Weber Sewer Improvement District, Utah, Sewer            3/20 at 100.00            AAA         6,014,477
                     Revenue Bonds, Refunding Series 2010A, 5.000%, 3/01/33 -
                     AGC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  WASHINGTON - 17.3% (11.3% OF TOTAL INVESTMENTS)

          5,000   Chelan County Public Utility District 1, Washington, Hydro       7/11 at 101.00             AA         5,021,850
                     Consolidated System Revenue Bonds, Series 2001B, 5.600%,
                     1/01/36 - NPFG Insured (Alternative Minimum Tax) (UB)

                  King County School District 405, Bellevue, Washington,
                  General Obligation Bonds, Series 2002:
          9,285      5.000%, 12/01/19 - FGIC Insured                              12/12 at 100.00            Aaa        10,094,559
         12,785      5.000%, 12/01/20 - FGIC Insured                              12/12 at 100.00            Aaa        13,899,724

                  Pierce County School District 343, Dieringer, Washington,
                  General Obligation Refunding Bonds, Series 2003:
          2,755      5.250%, 12/01/18 - FGIC Insured                               6/13 at 100.00            Aa1         3,024,935
          2,990      5.250%, 12/01/19 - FGIC Insured                               6/13 at 100.00            Aa1         3,280,120

          4,715   Port of Seattle, Washington, Revenue Bonds, Series 2001B,       10/11 at 100.00            Aa2         4,968,761
                     5.625%, 4/01/17 - FGIC Insured (Alternative Minimum Tax)
                     (UB)

            895   Port of Seattle, Washington, Special Facility Revenue            9/10 at 101.00              A           896,504
                     Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/29 - NPFG
                     Insured (Alternative Minimum Tax)

          1,265   Tacoma, Washington, General Obligation Bonds, Series 2002,      12/12 at 100.00             AA         1,365,087
                     5.000%, 12/01/18 - FGIC Insured

          1,250   University of Washington, General Revenue Bonds, Tender          6/17 at 100.00            Aaa         1,424,625
                     Option Bond Tust 3005, 17.305%, 6/01/37 - AMBAC Insured
                     (IF)

          5,000   Washington State, General Obligation Bonds, Series 2001C,        1/11 at 100.00            AAA         5,166,250
                     5.250%, 1/01/26 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         45,940   Total Washington                                                                                      49,142,415
-----------------------------------------------------------------------------------------------------------------------------------
$       467,980   Total Long-Term Investments (cost $418,286,500) - 151.6%                                             431,603,809
===============--------------------------------------------------------------------------------------------------------------------

46 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  SHORT-TERM INVESTMENTS - 1.0% (0.7% OF TOTAL INVESTMENTS)

                  FLORIDA - 0.6% (0.4% OF TOTAL INVESTMENTS)

$         1,760   Pinellas County, Florida, Sewer Revenue Bonds, Variable            No Opt. Call            N/R   $     1,760,000
                     Rate Demand Obligations, Tender Option Bond Trust 2917Z,
                     0.350%, 4/01/12 (6)
-----------------------------------------------------------------------------------------------------------------------------------
                  PENNSYLVANIA - 0.4% (0.3% OF TOTAL INVESTMENTS)

          1,125   State Public School Building Authority, Pennsylvania, Lease        No Opt. Call           A-1+         1,125,000
                     Revenue Bonds, Philadelphia School District, Variable
                     Rate Demand Obligations, Tender Option Trust 371,
                     0.300%, 6/01/11 (6)
-----------------------------------------------------------------------------------------------------------------------------------
$         2,885   Total Short-Term Investments (cost $2,885,000)                                                         2,885,000
===============--------------------------------------------------------------------------------------------------------------------
                  Total Investments (cost $421,171,500) - 152.6%                                                       434,488,809
                  -----------------------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (9.0)%                                                                   (25,665,000)
                  -----------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 2.1%                                                                   6,047,212
                  -----------------------------------------------------------------------------------------------------------------
                  Auction Rate Preferred Shares, at Liquidation Value -                                               (130,125,000)
                     (45.7)% (7)
                  -----------------------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                                    $   284,746,021
                  =================================================================================================================

      The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information.

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.

(6) Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

(7) Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.9%.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 47

NPX | Nuveen Insured Premium Income Municipal Fund 2
    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  ALABAMA - 3.6% (2.4% OF TOTAL INVESTMENTS)

$         3,750   Huntsville Healthcare Authority, Alabama, Revenue Bonds,         6/15 at 100.00              A   $     3,790,088
                     Series 2005A, 5.000%, 6/01/24 - NPFG Insured

                  Jefferson County, Alabama, General Obligation Warrants,
                  Series 2004A:
          1,395      5.000%, 4/01/22 - NPFG Insured                                4/14 at 100.00              A         1,055,806
          1,040      5.000%, 4/01/23 - NPFG Insured                                4/14 at 100.00              A           773,729

         11,135   Limestone County Water and Sewer Authority, Alabama, Water       3/17 at 100.00            N/R         9,521,093
                     Revenue Bonds, Series 2007, 4.500%, 12/01/37 - SYNCORA
                     GTY Insured

          2,590   Montgomery Water and Sewerage Board, Alabama, Water and          3/15 at 100.00            AAA         2,717,817
                     Sewerage Revenue Bonds, Series 2005, 5.000%, 3/01/25 -
                     AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         19,910   Total Alabama                                                                                         17,858,533
-----------------------------------------------------------------------------------------------------------------------------------
                  ARIZONA - 3.9% (2.5% OF TOTAL INVESTMENTS)

                  Arizona State, Certificates of Participation, Series 2010A:
          2,800      5.250%, 10/01/28 - AGM Insured                               10/19 at 100.00            AAA         2,913,848
          3,500      5.000%, 10/01/29 - AGM Insured                               10/19 at 100.00            AAA         3,557,715

         12,365   Phoenix Civic Improvement Corporation, Arizona, Junior Lien      7/15 at 100.00            AAA        12,703,418
                     Water System Revenue Bonds, Series 2005, 4.750%, 7/01/27
                     - NPFG Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
         18,665   Total Arizona                                                                                         19,174,981
-----------------------------------------------------------------------------------------------------------------------------------
                  ARKANSAS - 2.6% (1.7% OF TOTAL INVESTMENTS)

          5,745   Arkansas Development Finance Authority, State Facility           6/14 at 100.00            AAA         6,213,160
                     Revenue Bonds, Donaghey Plaza Project, Series 2004,
                     5.250%, 6/01/25 - AGM Insured

                  University of Arkansas, Fayetteville, Revenue Bonds,
                  Medical Sciences Campus, Series 2004B:
          2,000      5.000%, 11/01/27 - NPFG Insured                              11/14 at 100.00            Aa3         2,084,180
          2,000      5.000%, 11/01/28 - NPFG Insured                              11/14 at 100.00            Aa3         2,070,820

          2,480   University of Arkansas, Monticello Campus, Revenue Bonds,       12/13 at 100.00            Aa3         2,532,080
                     Series 2005, 5.000%, 12/01/35 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         12,225   Total Arkansas                                                                                        12,900,240
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA - 20.0% (13.1% OF TOTAL INVESTMENTS)

         22,880   Alameda Corridor Transportation Authority, California,             No Opt. Call              A         5,397,621
                     Senior Lien Revenue Bonds, Series 1999A, 0.000%, 10/01/32
                     - NPFG Insured

             20   California Department of Water Resources, Water System          12/14 at 100.00            AAA            23,166
                     Revenue Bonds, Central Valley Project, Series 2005AC,
                     5.000%, 12/01/24 (Pre-refunded 12/01/14) - NPFG Insured

          1,980   California Department of Water Resources, Water System          12/14 at 100.00            AAA         2,111,611
                     Revenue Bonds, Central Valley Project, Series 2005AC,
                     5.000%, 12/01/24 - NPFG Insured

          1,300   California Educational Facilities Authority, Revenue Bonds,     10/15 at 100.00            Aa3         1,307,293
                     Occidental College, Series 2005A, 5.000%, 10/01/33 -
                     NPFG Insured

         31,200   Foothill/Eastern Transportation Corridor Agency,                  7/10 at 24.91              A         6,204,432
                     California, Toll Road Revenue Refunding Bonds, Series
                     1999, 0.000%, 1/15/34 - NPFG Insured

          1,735   Fullerton Public Financing Authority, California, Tax            9/15 at 100.00             A-         1,653,629
                     Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 -
                     AMBAC Insured

          7,000   Golden State Tobacco Securitization Corporation,                 6/15 at 100.00             A2         6,535,480
                     California, Enhanced Tobacco Settlement Asset-Backed
                     Revenue Bonds, Series 2005A, 5.000%, 6/01/35 - FGIC
                     Insured

          1,870   Kern Community College District, California, General               No Opt. Call            AAA           929,465
                     Obligation Bonds, Series 2006, 0.000%,11/01/23 - AGM
                     Insured

          6,520   Los Angeles Unified School District, California, General         7/15 at 100.00            Aa2         6,902,594
                     Obligation Bonds, Series 2005E, 5.000%, 7/01/22 - AMBAC
                     Insured

          4,000   Los Angeles Unified School District, California, General         7/16 at 100.00            Aa2         4,225,520
                     Obligation Bonds, Series 2006F, 5.000%, 7/01/24 - FGIC
                     Insured

48 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA (continued)

$        15,000   Orange County Sanitation District, California, Certificates      8/13 at 100.00            AAA   $    17,002,952
                     of Participation, Series 2003, 5.250%, 2/01/30
                     (Pre-refunded 8/01/13) - FGIC Insured

          1,750   Orange County Water District, California, Revenue                8/13 at 100.00            AAA         1,949,798
                     Certificates of Participation, Series 2003B, 5.000%,
                     8/15/34 - NPFG Insured (ETM)

          8,250   Orange County Water District, California, Revenue                8/13 at 100.00            AAA         8,344,133
                     Certificates of Participation, Series 2003B, 5.000%,
                     8/15/34 - NPFG Insured

          1,435   Pasadena Area Community College District, Los Angeles            6/13 at 100.00        AA+ (4)         1,607,975
                     County, California, General Obligation Bonds, Series
                     2003A, 5.000%, 6/01/22 (Pre-refunded 6/01/13) - FGIC
                     Insured

            735   Sacramento City Financing Authority, California, Capital         6/10 at 102.00            N/R           741,858
                     Improvement Revenue Bonds, Solid Waste and Redevelopment
                     Projects, Series 1999, 5.800%, 12/01/19 - AMBAC Insured

                  San Diego County, California, Certificates of Participation,
                  Edgemoor Facility Project and Regional System, Series 2005:
          1,675      5.000%, 2/01/24 - AMBAC Insured                               2/15 at 100.00            AA+         1,726,121
            720      5.000%, 2/01/25 - AMBAC Insured                               2/15 at 100.00            AA+           738,605

                  San Joaquin Hills Transportation Corridor Agency, Orange
                  County, California, Toll Road Revenue Refunding Bonds,
                  Series 1997A:
          3,825      0.000%, 1/15/32 - NPFG Insured                                  No Opt. Call              A           690,986
         26,900      0.000%, 1/15/34 - NPFG Insured                                  No Opt. Call              A         4,150,670

          2,000   San Jose Redevelopment Agency, California, Tax Allocation        8/14 at 100.00              A         2,068,520
                     Bonds, Merged Area Redevelopment Project, Series 2004A,
                     5.250%, 8/01/19 - NPFG Insured

          7,845   San Jose Redevelopment Agency, California, Tax Allocation        8/17 at 100.00              A         6,577,013
                     Bonds, Merged Area Redevelopment Project, Series 2006C,
                     4.250%, 8/01/30 - NPFG Insured

          5,000   Torrance, California, Certificates of Participation,               No Opt. Call             AA         5,056,800
                     Refunding Series 2005B, 5.000%, 6/01/24 - AMBAC Insured

         12,500   University of California, Revenue Bonds, Multi-Purpose           5/13 at 100.00            Aa1        12,755,625
                     Projects, Series 2003A, 5.000%, 5/15/33 - AMBAC Insured
                     (UB)
-----------------------------------------------------------------------------------------------------------------------------------
        166,140   Total California                                                                                      98,701,867
-----------------------------------------------------------------------------------------------------------------------------------
                  COLORADO - 9.4% (6.2% OF TOTAL INVESTMENTS)

          1,940   Colorado Educational and Cultural Facilities Authority,          6/13 at 100.00              A         1,962,582
                     Charter School Revenue Bonds, Adams School District 12 -
                     Pinnacle School, Series 2003, 5.250%, 6/01/23 - SYNCORA
                     GTY Insured

          3,405   Colorado Educational and Cultural Facilities Authority,         12/13 at 100.00              A         3,449,401
                     Revenue Bonds, Classical Academy Charter School, Series
                     2003, 5.250%, 12/01/23 - SYNCORA GTY Insured

         16,095   Denver Convention Center Hotel Authority, Colorado, Senior      12/13 at 100.00        N/R (4)        18,045,392
                     Revenue Bonds, Convention Center Hotel, Series 2003A,
                     5.000%, 12/01/33 (Pre-refunded 12/01/13) - SYNCORA GTY
                     Insured

          5,725   Denver School District 1, Colorado, General Obligation          12/13 at 100.00            AAA         6,350,399
                     Bonds, Series 2004, 5.000%, 12/01/18 - AGM Insured

         12,000   E-470 Public Highway Authority, Colorado, Senior Revenue           No Opt. Call              A         3,153,960
                     Bonds, Series 2000B, 0.000%, 9/01/30 - NPFG Insured

          1,325   El Paso County, Colorado, Certificates of Participation,        12/12 at 100.00            AA-         1,371,534
                     Detention Facility Project, Series 2002B, 5.000%,
                     12/01/27 - AMBAC Insured

                  Jefferson County School District R1, Colorado, General
                  Obligation Bonds, Series 2004:
          2,500      5.000%, 12/15/22 - AGM Insured (UB)                          12/14 at 100.00            AAA         2,892,675
          5,125      5.000%, 12/15/23 - AGM Insured (UB)                          12/14 at 100.00            AAA         5,929,984
          2,000      5.000%, 12/15/24 - AGM Insured (UB)                          12/14 at 100.00            AAA         2,314,140

          1,000   University of Colorado, Enterprise System Revenue Bonds,         6/15 at 100.00            AA-         1,037,420
                     Series 2005, 5.000%, 6/01/30 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         51,115   Total Colorado                                                                                        46,507,487
-----------------------------------------------------------------------------------------------------------------------------------
                  DISTRICT OF COLUMBIA - 0.2% (0.1% OF TOTAL INVESTMENTS)

          1,065   Washington Convention Center Authority, District of             10/16 at 100.00            AA+         1,055,223
                     Columbia, Senior Lien Dedicated Tax Revenue Bonds, Series
                     2007, Residuals 1606, 11.356%, 10/01/30 - AMBAC Insured
                     (IF)
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 49

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA - 2.3% (1.5% OF TOTAL INVESTMENTS)

$         1,000   Citizens Property Insurance Corporation, Florida, High-Risk        No Opt. Call            AAA   $     1,062,890
                     Account Senior Secured Bonds Series 2010A-1, 5.000%,
                     6/01/16

          4,000   Florida State Board of Education, Full Faith and Credit Public   6/13 at 101.00            AAA         4,288,800
                     Education Capital Outlay Bonds, Series 2003J, 5.000%,
                     6/01/22 - AMBAC Insured

          5,720   Miami-Dade County, Florida, General Obligation Bonds, Series     7/15 at 100.00            AAA         5,842,294
                     2005, 5.000%, 7/01/33 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         10,720   Total Florida                                                                                         11,193,984
-----------------------------------------------------------------------------------------------------------------------------------
                  GEORGIA - 4.0% (2.6% OF TOTAL INVESTMENTS)

          1,535   Cherokee County Water and Sewerage Authority, Georgia, Revenue   8/20 at 100.00            Aa2         1,524,040
                     Bonds, Refunding Series 2007, 4.000%, 8/01/26

          4,000   Cobb County Development Authority, Georgia, Parking Revenue      7/14 at 100.00             A1         4,142,320
                     Bonds, Kennesaw State University, Series 2004, 5.000%,
                     7/15/24 - NPFG Insured

          1,475   Columbus, Georgia, Water and Sewerage Revenue Bonds, Series      5/14 at 100.00            Aa2         1,550,107
                     2005, 5.000%, 5/01/23 - NPFG Insured

                  Municipal Electric Authority of Georgia, Combustion Turbine
                  Revenue Bonds, Series 2003A:
          1,775      5.000%, 11/01/21 - NPFG Insured                              11/13 at 100.00             A1         1,867,194
          2,580      5.000%, 11/01/22 - NPFG Insured                              11/13 at 100.00             A1         2,679,872

          4,500   South Fulton Municipal Regional Water and Sewerage Authority,    1/13 at 100.00        N/R (4)         4,969,755
                     Georgia, Water and Sewerage Revenue Bonds, Series 2003,
                     5.000%, 1/01/33 (Pre-refunded 1/01/13) - NPFG Insured

          3,000   Valdosta and Lowndes County Hospital Authority, Georgia,        10/12 at 101.00             A+         3,059,100
                     Revenue Certificates, South Georgia Medical Center, Series
                     2002, 5.200%, 10/01/22 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         18,865   Total Georgia                                                                                         19,792,388
-----------------------------------------------------------------------------------------------------------------------------------
                  HAWAII - 7.8% (5.1% OF TOTAL INVESTMENTS)

          2,375   Hawaii County, Hawaii, General Obligation Bonds, Series 2003A,   7/13 at 100.00            AAA         2,608,415
                     5.000%, 7/15/19 - AGM Insured

         20,000   Hawaii Department of Budget and Finance, Special Purpose         7/10 at 101.00           Baa1        20,146,600
                     Revenue Refunding Bonds, Hawaiian Electric Company Inc.,
                     Series 2000, 5.700%, 7/01/20 - AMBAC Insured (Alternative
                     Minimum Tax)

                  Hawaii Department of Transportation, Airport System Revenue
                  Refunding Bonds, Series 2000B:
          6,105      6.100%, 7/01/16 - FGIC Insured (Alternative Minimum Tax)      7/10 at 101.00              A         6,192,973
          9,500      6.625%, 7/01/17 - FGIC Insured (Alternative Minimum Tax)      7/10 at 101.00              A         9,639,840
-----------------------------------------------------------------------------------------------------------------------------------
         37,980   Total Hawaii                                                                                          38,587,828
-----------------------------------------------------------------------------------------------------------------------------------
                  IDAHO - 0.1% (0.0% OF TOTAL INVESTMENTS)

            245   Idaho Housing and Finance Association, Single Family Mortgage    7/10 at 100.00            Aaa           250,961
                     Bonds, Series 1998E, 5.450%, 7/01/18 - AMBAC Insured
                     (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
                  ILLINOIS - 4.7% (3.1% OF TOTAL INVESTMENTS)

          1,015   Chicago Park District, Illinois, Limited Tax General             7/11 at 100.00             AA         1,063,141
                     Obligation Park Bonds, Series 2001C, 5.500%, 1/01/18 - FGIC
                     Insured

          8,000   Chicago, Illinois, General Airport Revenue Bonds, O'Hare           No Opt. Call            AAA         8,306,720
                     International Airport, Third Lien Series 2010C, 5.250%,
                     1/01/35 - AGC Insured

                  Illinois Health Facilities Authority, Revenue Bonds, Lutheran
                  General Health System, Series 1993A:
          1,295      6.125%, 4/01/12 - AGM Insured (ETM)                             No Opt. Call            AAA         1,381,286
          5,000      6.250%, 4/01/18 - AGM Insured (ETM)                             No Opt. Call            AAA         6,066,250

          1,950   Illinois Health Facilities Authority, Revenue Refunding Bonds,     No Opt. Call        AA- (4)         2,331,654
                     SSM Healthcare System, Series 1992AA, 6.550%, 6/01/14 -
                     NPFG Insured (ETM)

          4,000   Illinois Municipal Electric Agency, Power Supply System          2/17 at 100.00             A+         4,033,920
                     Revenue Bonds, Series 2007A, 5.000%, 2/01/35 - FGIC Insured

            130   Peoria, Moline and Freeport, Illinois, GNMA Collateralized      10/10 at 100.00            AA+           132,194
                     Single Family Mortgage Revenue Bonds, Series 1995A, 7.600%,
                     4/01/27 (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         21,390   Total Illinois                                                                                        23,315,165
-----------------------------------------------------------------------------------------------------------------------------------

50 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  INDIANA - 4.9% (3.2% OF TOTAL INVESTMENTS)

                  Hamilton County Public Building Corporation, Indiana, First
                  Mortgage Bonds, Series 2004:
$         2,105      5.000%, 8/01/23 - AGM Insured                                 8/14 at 100.00            AAA   $     2,248,561
          2,215      5.000%, 8/01/24 - AGM Insured                                 8/14 at 100.00            AAA         2,359,617

         10,000   Indiana Finance Authority, Revenue Bonds, Trinity Health Care   12/19 at 100.00             AA        10,373,200
                     Group, Refunding Series 2009A, 5.250%, 12/01/38

          3,730   Indiana Municipal Power Agency, Power Supply Revenue Bonds,      1/17 at 100.00             A+         3,748,650
                     Series 2007A, 5.000%, 1/01/42 - NPFG Insured

          5,000   Indianapolis Local Public Improvement Bond Bank, Indiana,        1/19 at 100.00            AAA         5,405,650
                     Waterworks Project Series 2009A, 5.500%, 1/01/38 - AGC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         23,050   Total Indiana                                                                                         24,135,678
-----------------------------------------------------------------------------------------------------------------------------------
                  KANSAS - 0.3% (0.2% OF TOTAL INVESTMENTS)

          1,250   Kansas Turnpike Authority, Revenue Bonds, Series 2004A-2,        9/14 at 101.00            AAA         1,326,963
                     5.000%, 9/01/27 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  KENTUCKY - 1.1% (0.7% OF TOTAL INVESTMENTS)

          6,010   Kentucky Economic Development Finance Authority, Health            No Opt. Call              A         1,972,843
                     System Revenue Bonds, Norton Healthcare Inc., Series
                     2000B, 0.000%, 10/01/28 - NPFG Insured

          3,040   Kentucky Turnpike Authority, Economic Development Road           7/15 at 100.00            AA+         3,196,469
                     Revenue Bonds, Revitalization Project, Series 2005B,
                     5.000%, 7/01/25 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
          9,050   Total Kentucky                                                                                         5,169,312
-----------------------------------------------------------------------------------------------------------------------------------
                  LOUISIANA - 5.1% (3.4% OF TOTAL INVESTMENTS)

          3,940   Louisiana Public Facilities Authority, Revenue Bonds, Baton      7/14 at 100.00              A         4,020,928
                     Rouge General Hospital, Series 2004, 5.250%, 7/01/24 -
                     NPFG Insured

                  Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series
                  2005A:
          1,010      5.000%, 5/01/25 - FGIC Insured                                5/15 at 100.00            Aa1         1,045,653
          2,210      5.000%, 5/01/26 - FGIC Insured                                5/15 at 100.00            Aa1         2,279,969
          2,500      5.000%, 5/01/27 - FGIC Insured                                5/15 at 100.00            Aa1         2,582,575

                  Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series
                  2006A:
          1,320      4.750%, 5/01/39 - AGM Insured (UB)                            5/16 at 100.00            AAA         1,323,076
         14,265      4.500%, 5/01/41 - FGIC Insured (UB)                           5/16 at 100.00            Aa1        14,053,735
-----------------------------------------------------------------------------------------------------------------------------------
         25,245   Total Louisiana                                                                                       25,305,936
-----------------------------------------------------------------------------------------------------------------------------------
                  MARYLAND - 0.8% (0.5% OF TOTAL INVESTMENTS)

          1,865   Baltimore, Maryland, Senior Lien Convention Center Hotel         9/16 at 100.00           Baa3         1,651,532
                     Revenue Bonds, Series 2006A, 5.250%, 9/01/26 - SYNCORA GTY
                     Insured

          2,580   Maryland Health and Higher Educational Facilities Authority,     7/16 at 100.00              A         2,453,735
                     Revenue Bonds, Western Maryland Health, Series 2006A,
                     4.750%, 7/01/36 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
          4,445   Total Maryland                                                                                         4,105,267
-----------------------------------------------------------------------------------------------------------------------------------
                  MASSACHUSETTS - 3.4% (2.2% OF TOTAL INVESTMENTS)

          3,000   Massachusetts Department of Transportation, Metropolitan         1/20 at 100.00             AA         3,160,890
                     Highway System Revenue Bonds, Commonwealth Contract
                     Assistance Secured, Refunding Series 2010B, 5.000%,
                     1/01/35

          3,000   Massachusetts Development Finance Authority, Revenue Bonds,        No Opt. Call            N/R         3,244,770
                     WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42
                     - AMBAC Insured

            290   Massachusetts Port Authority, Special Facilities Revenue         1/11 at 101.00            N/R           228,375
                     Bonds, Delta Air Lines Inc., Series 2001A, 5.000%, 1/01/27
                     - AMBAC Insured (Alternative Minimum Tax)

          3,335   Massachusetts School Building Authority, Dedicated Sales Tax     8/17 at 100.00            AAA         3,803,601
                     Revenue Bonds, Tender Option Bond Trust 3091, 13.218%,
                     8/15/37 - AMBAC Insured (IF)

                  Massachusetts, Special Obligation Dedicated Tax Revenue
                  Bonds, Series 2004:
          3,650      5.250%, 1/01/22 (Pre-refunded 1/01/14) - FGIC Insured         1/14 at 100.00         A1 (4)         4,106,871
          2,000      5.250%, 1/01/24 (Pre-refunded 1/01/14) - FGIC Insured         1/14 at 100.00         A1 (4)         2,250,340
-----------------------------------------------------------------------------------------------------------------------------------
         15,275   Total Massachusetts                                                                                   16,794,847
-----------------------------------------------------------------------------------------------------------------------------------
                  MICHIGAN - 0.6% (0.4% OF TOTAL INVESTMENTS)

          3,170   Michigan Housing Development Authority, Rental Housing          10/10 at 100.00             AA         3,175,357
                     Revenue Bonds, Series 1997A, 6.000%, 4/01/16 - AMBAC
                     Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 51

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  MINNESOTA - 0.2% (0.1% OF TOTAL INVESTMENTS)

$           795   Minnesota Housing Finance Agency, Rental Housing Bonds,          8/10 at 100.00            AA+   $       798,347
                     Series 1995D, 5.950%, 2/01/18 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  MISSOURI - 0.5% (0.3% OF TOTAL INVESTMENTS)

          1,000   Jackson County Reorganized School District R-7, Lees Summit,     3/16 at 100.00            Aa1         1,098,080
                     Missouri, General Obligation Bonds, Series 2006, 5.250%,
                     3/01/25 - NPFG Insured

            405   Missouri Housing Development Commission, Multifamily Housing     6/10 at 100.00            AAA           405,539
                     Revenue Bonds, Brookstone Village Apartments, Series
                     1996A, 6.000%, 12/01/16 - AGM Insured (Alternative Minimum
                     Tax)

            750   Missouri Western State College, Auxiliary System Revenue        10/13 at 100.00              A           758,415
                     Bonds, Series 2003, 5.000%, 10/01/33 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
          2,155   Total Missouri                                                                                         2,262,034
-----------------------------------------------------------------------------------------------------------------------------------
                  NEBRASKA - 2.9% (1.9% OF TOTAL INVESTMENTS)

          1,000   Nebraska Public Power District, General Revenue Bonds, Series    1/15 at 100.00            AAA         1,036,980
                     2005A, 5.000%, 1/01/25 - AGM Insured

         11,520   Nebraska Public Power District, Power Supply System Revenue      1/16 at 100.00             A1        11,769,984
                     Bonds, Series 2006A, 5.000%, 1/01/41 - FGIC Insured

            865   Omaha Public Power District, Nebraska, Separate Electric         2/17 at 100.00            AA+         1,348,743
                     System Revenue Bonds, Nebraska City 2, Series 2006A,
                     19.751%, 2/01/49 - AMBAC Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
         13,385   Total Nebraska                                                                                        14,155,707
-----------------------------------------------------------------------------------------------------------------------------------
                  NEVADA - 3.7% (2.4% OF TOTAL INVESTMENTS)

          5,000   Clark County, Nevada, Industrial Development Revenue Bonds,      7/10 at 102.00           Baa3         4,999,750
                     Southwest Gas Corporation, Series 2000C, 5.950%, 12/01/38
                     - AMBAC Insured (Alternative Minimum Tax)

          7,545   Clark County, Nevada, Passenger Facility Charge Revenue          1/20 at 100.00            AAA         7,705,105
                     Bonds, Las Vegas-McCarran International Airport, Series
                     2010A, 5.250%, 7/01/39 - AGM Insured

          3,280   Clark County, Nevada, Subordinate Lien Airport Revenue Bonds,    7/14 at 100.00            Aa3         3,355,702
                     Series 2004A-2, 5.125%, 7/01/24 - FGIC Insured

                  Director of Nevada State Department of Business and Industry,
                  Revenue Bonds, Las Vegas Monorail Project, First Tier, Series
                  2000:
          5,055      0.000%, 1/01/27 - AMBAC Insured                                 No Opt. Call           Caa2           582,134
          5,500      5.625%, 1/01/32 - AMBAC Insured (5)                           1/12 at 100.00           Caa2         1,766,490
-----------------------------------------------------------------------------------------------------------------------------------
         26,380   Total Nevada                                                                                          18,409,181
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW JERSEY - 7.0% (4.5% OF TOTAL INVESTMENTS)

                  Essex County Improvement Authority, New Jersey, Guaranteed
                  Revenue Bonds, Project Consolidation, Series 2004:
          1,275      5.125%, 10/01/21 - NPFG Insured                              10/14 at 100.00            Aa2         1,343,888
          2,250      5.125%, 10/01/22 - NPFG Insured                              10/14 at 100.00            Aa2         2,361,488

          1,560   Mount Olive Township Board of Education, Morris County, New      1/15 at 100.00            Aa2         1,652,274
                     Jersey, General Obligation Bonds, Series 2004, 5.000%,
                     1/15/22 - NPFG Insured

                  New Jersey Economic Development Authority, Revenue Bonds,
                  Motor Vehicle Surcharge, Series 2004A:
          1,475      5.000%, 7/01/22 - NPFG Insured                                7/14 at 100.00              A         1,530,195
          1,475      5.000%, 7/01/23 - NPFG Insured                                7/14 at 100.00              A         1,525,888

          3,075   New Jersey Transit Corporation, Certificates of Participation      No Opt. Call            AAA         3,535,235
                     Refunding, Series 2003, 5.500%, 10/01/15 - AGM Insured

                  New Jersey Transportation Trust Fund Authority,
                  Transportation System Bonds, Series 2006C:
         25,000      0.000%, 12/15/35 - AMBAC Insured                                No Opt. Call            AA-         5,414,500
         10,000      0.000%, 12/15/36 - AMBAC Insured                                No Opt. Call            AA-         2,029,700

         10,000   New Jersey Turnpike Authority, Revenue Bonds, Refunding            No Opt. Call            AAA        11,419,200
                     Series 2005D-1, 5.250%, 1/01/26 - AGM Insured

          3,315   New Jersey Turnpike Authority, Revenue Bonds, Series 2005A,      1/15 at 100.00            AAA         3,522,950
                     5.000%, 1/01/25 - AGM Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
         59,425   Total New Jersey                                                                                      34,335,318
-----------------------------------------------------------------------------------------------------------------------------------

52 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW MEXICO - 0.9% (0.6% OF TOTAL INVESTMENTS)

                  New Mexico Finance Authority, Public Project Revolving Fund
                  Revenue Bonds, Series 2004C:
$         1,415      5.000%, 6/01/22 - AMBAC Insured                               6/14 at 100.00            AA+   $     1,484,236
          1,050      5.000%, 6/01/24 - AMBAC Insured                               6/14 at 100.00            AA+         1,093,691

          2,000   New Mexico Finance Authority, Public Project Revolving Fund      6/15 at 100.00            Aa3         2,086,100
                     Revenue Bonds, Series 2005E, 5.000%, 6/15/25 - NPFG
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
          4,465   Total New Mexico                                                                                       4,664,027
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK - 7.4% (4.8% OF TOTAL INVESTMENTS)

          1,120   Dormitory Authority of the State of New York, FHA-Insured        2/15 at 100.00              A         1,156,120
                     Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                     5.000%, 8/01/23 - FGIC Insured

          1,000   Dormitory Authority of the State of New York, State Personal     3/15 at 100.00            AAA         1,066,010
                     Income Tax Revenue Bonds, Series 2005F, 5.000%, 3/15/24 -
                     AMBAC Insured

          4,055   Hudson Yards Infrastructure Corporation, New York, Revenue       2/17 at 100.00              A         3,774,272
                     Bonds, Series 2006A, 4.500%, 2/15/47 - NPFG Insured

                  Long Island Power Authority, New York, Electric System
                  General Revenue Bonds, Series 2006A:
         10,675      5.000%, 12/01/23 - FGIC Insured                               6/16 at 100.00              A        11,188,681
          5,000      5.000%, 12/01/25 - FGIC Insured                               6/16 at 100.00              A         5,190,900

          2,700   Long Island Power Authority, New York, Electric System          11/16 at 100.00              A         2,505,168
                     Revenue Bonds, Series 2006F, 4.250%, 5/01/33 - NPFG
                     Insured

          5,000   New York City, New York, General Obligation Bonds, Fiscal       11/14 at 100.00            AAA         5,396,850
                     Series 2004E, 5.000%, 11/01/21 - AGM Insured

          1,540   New York Convention Center Development Corporation, Hotel       11/15 at 100.00            AA+         1,747,438
                     Unit Fee Revenue Bonds, Series 2005, Trust 2364, 16.925%,
                     11/15/44 - AMBAC Insured (IF)

            495   New York State Housing Finance Agency, Mortgage Revenue          5/10 at 100.00            AAA           495,614
                     Refunding Bonds, Housing Project, Series 1996A, 6.125%,
                     11/01/20 - AGM Insured

          3,770   New York State Thruway Authority, General Revenue Bonds,         7/15 at 100.00            AAA         3,971,280
                     Series 2005G, 5.000%, 1/01/25 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         35,355   Total New York                                                                                        36,492,333
-----------------------------------------------------------------------------------------------------------------------------------
                  NORTH CAROLINA - 2.3% (1.5% OF TOTAL INVESTMENTS)

          1,250   Appalachian State University, North Carolina, Revenue Bonds,     7/15 at 100.00             A1         1,278,650
                     Series 2005, 5.000%, 7/15/30 - NPFG Insured

          1,780   Charlotte, North Carolina, Water and Sewer System Refunding      7/20 at 100.00            AAA         2,206,079
                     Bonds, Tender Option Bond Trust 2009-43W, 13.225%, 7/01/38
                     (IF)

                  Mooresville, North Carolina, Enterprise System Revenue Bonds,
                  Series 2004:
          2,225      5.000%, 5/01/23 - FGIC Insured                                5/14 at 100.00            AA-         2,310,129
          2,335      5.000%, 5/01/24 - FGIC Insured                                5/14 at 100.00            AA-         2,414,460

          2,900   Raleigh Durham Airport Authority, North Carolina, Airport        5/15 at 100.00            Aa3         3,058,949
                     Revenue Bonds, Series 2005A, 5.000%, 5/01/21 - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         10,490   Total North Carolina                                                                                  11,268,267
-----------------------------------------------------------------------------------------------------------------------------------
                  NORTH DAKOTA - 3.8% (2.5% OF TOTAL INVESTMENTS)

         10,715   Fargo, North Dakota, Health System Revenue Bonds, MeritCare      6/10 at 101.00            AAA        10,834,472
                     Obligated Group, Series 2000A, 5.600%, 6/01/21 - AGM
                     Insured

          8,000   North Dakota, Student Loan Trust Revenue Bonds, Series 2000B,   12/10 at 100.00            Aaa         8,030,160
                     5.850%, 12/01/25 - AMBAC Insured (Alternative Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
         18,715   Total North Dakota                                                                                    18,864,632
-----------------------------------------------------------------------------------------------------------------------------------
                  OHIO - 1.6% (1.1% OF TOTAL INVESTMENTS)

          7,825   Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien,       12/16 at 100.00             A1         7,296,578
                     Series 2006, 4.250%, 12/01/32 - AMBAC Insured

            700   Shaker Heights, Ohio, General Obligation Bonds, Series 2003,    12/13 at 100.00            AA+           747,747
                     5.250%, 12/01/26 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
          8,525   Total Ohio                                                                                             8,044,325
-----------------------------------------------------------------------------------------------------------------------------------

Nuveen Investments 53

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  OKLAHOMA - 0.3% (0.2% OF TOTAL INVESTMENTS)

$         1,500   Oklahoma Capitol Improvement Authority, State Facilities         7/15 at 100.00             AA   $     1,556,565
                     Revenue Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  OREGON - 1.5% (1.0% OF TOTAL INVESTMENTS)

          1,520   Portland Housing Authority, Oregon, Multifamily Housing          7/10 at 100.00           Baa1         1,522,128
                     Revenue Bonds, Lovejoy Station Apartments, Series 2000,
                     6.000%, 7/01/33 - NPFG Insured (Alternative Minimum Tax)

                  Portland, Oregon, Airport Way Urban Renewal and Redevelopment
                  Bonds, Series 2000A:
          4,265      5.750%, 6/15/19 (Pre-refunded 6/15/10) - AMBAC Insured        6/10 at 101.00        Aa3 (4)         4,336,951
          1,375      5.750%, 6/15/20 (Pre-refunded 6/15/10) - AMBAC Insured        6/10 at 101.00        Aa3 (4)         1,398,196
-----------------------------------------------------------------------------------------------------------------------------------
          7,160   Total Oregon                                                                                           7,257,275
-----------------------------------------------------------------------------------------------------------------------------------
                  PENNSYLVANIA - 10.4% (6.8% OF TOTAL INVESTMENTS)

         12,620   Allegheny County Hospital Development Authority,                11/10 at 102.00            AAA        13,289,743
                     Pennsylvania, Insured Revenue Bonds, West Penn Allegheny
                     Health System, Series 2000A, 6.500%, 11/15/30
                     (Pre-refunded 11/15/10) - NPFG Insured

          2,000   Allegheny County Sanitary Authority, Pennsylvania, Sewerage     12/15 at 100.00              A         2,046,060
                     Revenue Bonds, Series 2005A, 5.000%, 12/01/23 - NPFG
                     Insured

          4,235   Delaware County Authority, Pennsylvania, Revenue Bonds,          8/16 at 100.00             A1         4,455,008
                     Villanova University, Series 2006, 5.000%, 8/01/24 - AMBAC
                     Insured

          5,235   Pennsylvania Higher Educational Facilities Authority, Revenue    5/15 at 100.00             A+         5,348,757
                     Bonds, Drexel University, Series 2005A, 5.000%, 5/01/28 -
                     NPFG Insured

          4,585   Pennsylvania Public School Building Authority, Lease Revenue    12/16 at 100.00            AAA         4,374,732
                     Bonds, School District of Philadelphia, Series 2006B,
                     4.500%, 6/01/32 - AGM Insured (UB)

          1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,        6/16 at 100.00            Aa3         1,102,721
                     Series 2006A, 5.000%, 12/01/26 - AMBAC Insured

                  Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General
                  Ordinance, Fifth Series 2004A-1:
          5,235      5.000%, 9/01/24 - AGM Insured                                 9/14 at 100.00            AAA         5,426,444
          3,000      5.000%, 9/01/25 - AGM Insured                                 9/14 at 100.00            AAA         3,100,080

          2,360   Philadelphia, Pennsylvania, Water and Wastewater Revenue         8/10 at 100.00         A1 (4)         2,428,393
                     Bonds, Series 1997A, 5.125%, 8/01/27 - AMBAC Insured (ETM)

          3,785   Reading School District, Berks County, Pennsylvania, General     1/16 at 100.00            AAA         4,001,956
                     Obligation Bonds, Series 2005, 5.000%, 1/15/25 - AGM
                     Insured (UB)

          1,455   Solebury Township, Pennsylvania, General Obligation Bonds,       6/15 at 100.00            Aa2         1,532,086
                     Series 2005, 5.000%, 12/15/25 - AMBAC Insured

          3,650   State Public School Building Authority, Pennsylvania, Lease      6/13 at 100.00            AAA         4,078,145
                     Revenue Bonds, Philadelphia School District, Series 2003,
                     5.000%, 6/01/29 (Pre-refunded 6/01/13) - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         49,210   Total Pennsylvania                                                                                    51,184,125
-----------------------------------------------------------------------------------------------------------------------------------
                  PUERTO RICO - 0.5% (0.3% OF TOTAL INVESTMENTS)

          2,500   Puerto Rico Electric Power Authority, Power Revenue Bonds,       7/15 at 100.00              A         2,576,100
                     Series 2005RR, 5.000%, 7/01/22 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  SOUTH CAROLINA - 0.4% (0.3% OF TOTAL INVESTMENTS)

          1,955   Greenville County School District, South Carolina,              12/16 at 100.00            AAA         2,045,243
                     Installment Purchase Revenue Bonds, Series 2006, 5.000%,
                     12/01/28 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  TEXAS - 14.4% (9.4% OF TOTAL INVESTMENTS)

                  Corpus Christi, Texas, Utility System Revenue Bonds, Series
                  2004:
          3,475      5.000%, 7/15/22 - AGM Insured (UB)                            7/14 at 100.00            AAA         3,634,051
          3,645      5.000%, 7/15/23 - AGM Insured (UB)                            7/14 at 100.00            AAA         3,800,313

         10,000   Dallas, Texas, Waterworks and Sewer System Revenue Bonds,       10/17 at 100.00            AAA         9,971,300
                     Series 2007, 4.375%, 10/01/32 - AMBAC Insured (UB)

54 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  TEXAS (continued)

$        12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue    11/10 at 100.00             A+   $    12,502,750
                     Refunding and Improvement Bonds, Series 2001A, 5.500%,
                     11/01/35 - FGIC Insured (Alternative Minimum Tax)

          5,000   Harris County Hospital District, Texas, Revenue Bonds, Series    2/17 at 100.00             A1         4,834,650
                     2007A, 5.250%, 2/15/42 - NPFG Insured

          4,485   Lower Colorado River Authority, Texas, Contract Revenue          5/12 at 100.00            AAA         4,737,102
                     Refunding Bonds, Transmission Services Corporation, Series
                     2003B, 5.000%, 5/15/21 - AGM Insured

         10,000   Lower Colorado River Authority, Texas, Contract Revenue          5/13 at 100.00              A        10,109,300
                     Refunding Bonds, Transmission Services Corporation, Series
                     2003C, 5.000%, 5/15/33 - AMBAC Insured

          4,151   Panhandle Regional Housing Finance Corporation, Texas, GNMA      7/12 at 105.00            Aaa         4,366,810
                     Collateralized Multifamily Housing Mortgage Revenue Bonds,
                     Renaissance of Amarillo Apartments, Series 2001A, 6.650%,
                     7/20/42

                  Tarrant County Health Facilities Development Corporation,
                  Texas, Hospital Revenue Bonds, Cook Children's Healthcare
                  System, Series 2000A:
          6,725      5.750%, 12/01/17 (Pre-refunded 12/01/10) - AGM Insured       12/10 at 101.00            AAA         7,001,868
          1,170      5.750%, 12/01/24 (Pre-refunded 12/01/10) - AGM Insured       12/10 at 101.00            AAA         1,218,169
          6,330      5.750%, 12/01/24 (Pre-refunded 12/01/10) - AGM Insured       12/10 at 101.00            AAA         6,590,606

          2,300   Texas State University System, Financing Revenue Refunding       3/12 at 100.00            AAA         2,453,318
                     Bonds, Series 2002, 5.000%, 3/15/18 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         69,781   Total Texas                                                                                           71,220,237
-----------------------------------------------------------------------------------------------------------------------------------
                  UTAH - 2.4% (1.5% OF TOTAL INVESTMENTS)

          8,600   Intermountain Power Agency, Utah, Power Supply Revenue           7/13 at 100.00            AAA         9,305,544
                     Refunding Bonds, Series 2003A, 5.000%, 7/01/18 - AGM
                     Insured (UB)

          2,385   Mountain Regional Water Special Service District, Utah, Water   12/13 at 100.00             A+         2,333,102
                     Revenue Bonds, Series 2003, 5.000%, 12/15/33 - NPFG
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         10,985   Total Utah                                                                                            11,638,646
-----------------------------------------------------------------------------------------------------------------------------------
                  VERMONT - 0.3% (0.2% OF TOTAL INVESTMENTS)

          1,320   Vermont Educational and Health Buildings Financing Agency,      12/10 at 101.00           Baa1         1,334,005
                     Revenue Bonds, Fletcher Allen Health Care Inc., Series
                     2000A, 6.000%, 12/01/23 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  VIRGINIA - 2.7% (1.7% OF TOTAL INVESTMENTS)

                  Greater Richmond Convention Center Authority, Virginia, Hotel
                  Tax Revenue Bonds, Series 2005:
          5,880      5.000%, 6/15/20 - NPFG Insured                                6/15 at 100.00              A         6,165,592
          5,000      5.000%, 6/15/22 - NPFG Insured                                6/15 at 100.00              A         5,190,900

                  Loudoun County Industrial Development Authority, Virginia,
                  Lease Revenue Bonds, Public Safety Facilities, Series 2003A:
          1,150      5.250%, 12/15/22 - AGM Insured                                6/14 at 100.00            AAA         1,263,988
            500      5.250%, 12/15/23 - AGM Insured                                6/14 at 100.00            AAA           547,555
-----------------------------------------------------------------------------------------------------------------------------------
         12,530   Total Virginia                                                                                        13,168,035
-----------------------------------------------------------------------------------------------------------------------------------
                  WASHINGTON - 7.4% (4.9% OF TOTAL INVESTMENTS)

         10,000   Chelan County Public Utility District 1, Washington, Hydro       7/11 at 101.00             AA        10,043,700
                     Consolidated System Revenue Bonds, Series 2001B, 5.600%,
                     1/01/36 - NPFG Insured (Alternative Minimum Tax)

          1,370   Clark County School District 101, La Center, Washington,        12/12 at 100.00            Aa1         1,459,406
                     General Obligation Bonds, Series 2002, 5.000%, 12/01/22 -
                     AGM Insured

          5,230   Douglas County Public Utility District 1, Washington, Revenue    9/10 at 101.00             AA         5,297,258
                     Bonds, Wells Hydroelectric, Series 1999A, 6.125%, 9/01/29
                     - NPFG Insured (Alternative Minimum Tax)

          1,545   Tacoma, Washington, General Obligation Bonds, Series 2004,      12/14 at 100.00             AA         1,652,841
                     5.000%, 12/01/19 - NPFG Insured

          3,950   Washington State Healthcare Facilities Authority, Revenue        5/10 at 100.50             A2         3,954,582
                     Bonds, Swedish Health Services, Series 1998, 5.125%,
                     11/15/22 - AMBAC Insured

          6,200   Washington State, General Obligation Purpose Bonds, Series       7/12 at 100.00            AA+         6,657,250
                     2003A, 5.000%, 7/01/20 - FGIC Insured

         10,855   Washington, General Obligation Bonds, Series 2000S-5, 0.000%,      No Opt. Call            AA+         7,629,545
                     1/01/20 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         39,150   Total Washington                                                                                      36,694,582
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 55

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  WEST VIRGINIA - 1.6% (1.1% OF TOTAL INVESTMENTS)

$         8,000   Pleasants County, West Virginia, Pollution Control Revenue       5/10 at 100.00           BBB-   $     8,010,320
                     Bonds, Monongahela Power Company Pleasants Station
                     Project, Series 1995C, 6.150%, 5/01/15 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  WISCONSIN - 6.1% (4.0% OF TOTAL INVESTMENTS)

          7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding          No Opt. Call            Aaa         7,654,850
                     Bonds, Northern States Power Company Project, Series 1996,
                     6.000%, 11/01/21 - NPFG Insured (Alternative Minimum Tax)

         12,750   Milwaukee County, Wisconsin, Airport Revenue Bonds, Series      12/10 at 100.00             A1        12,819,998
                     2000A, 5.750%, 12/01/25 - FGIC Insured (Alternative
                     Minimum Tax)

          5,615   Wisconsin Health and Educational Facilities Authority,           8/10 at 100.00              A         5,620,503
                     Revenue Bonds, Sinai Samaritan Medical Center Inc., Series
                     1996, 5.750%, 8/15/16 - NPFG Insured

          3,775   Wisconsin State, General Obligation Bonds, Series 2006A,         5/16 at 100.00             AA         3,960,692
                     4.750%, 5/01/25 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         29,140   Total Wisconsin                                                                                       30,056,043
-----------------------------------------------------------------------------------------------------------------------------------
$       852,726   Total Investments (cost $747,769,212) - 153.1%                                                       755,387,364
===============--------------------------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (11.7)%                                                                  (57,980,000)
                  -----------------------------------------------------------------------------------------------------------------
                  Variable Rate Demand Preferred Shares, at Liquidation Value -                                       (219,000,000)
                     (44.4)% (6)
                  -----------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 3.0%                                                                  15,131,965
                  -----------------------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                                    $   493,539,329
                  =================================================================================================================

      The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information.
(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.
(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5) The Fund's Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund's custodian to cease accruing additional income on the Fund's records.
(6) Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.0%.
N/R   Not rated.
(ETM) Escrowed to maturity.
(IF)  Inverse floating rate investment.
(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.
56 Nuveen Investments

NVG | Nuveen Insured Dividend Advantage Municipal Fund
    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  MUNICIPAL BONDS - 148.6% (99.8% OF TOTAL INVESTMENTS)

                  ALABAMA - 2.0% (1.3% OF TOTAL INVESTMENTS)

$         5,310   Athens, Alabama, Water and Sewerage Revenue Warrants, Series     5/12 at 101.00             A+   $     5,444,131
                     2002, 5.300%, 5/01/32 - NPFG Insured

          3,045   Hoover, Alabama, General Obligation Bonds, Series 2003,          3/12 at 101.00            AA+         3,265,883
                     5.000%, 3/01/20 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
          8,355   Total Alabama                                                                                          8,710,014
-----------------------------------------------------------------------------------------------------------------------------------
                  ALASKA - 3.7% (2.5% OF TOTAL INVESTMENTS)

         15,000   Alaska, International Airport System Revenue Bonds, Series      10/12 at 100.00        Aa3 (4)        16,502,850
                     2002B, 5.250%, 10/01/27 (Pre-refunded 10/01/12) - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  ARIZONA - 2.3% (1.5% OF TOTAL INVESTMENTS)

          5,000   Phoenix, Arizona, Civic Improvement Corporation, Senior Lien     7/12 at 100.00            AA-         5,001,650
                     Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32 -
                     FGIC Insured (Alternative Minimum Tax)

          6,000   Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic           No Opt. Call             AA         5,269,740
                     Plaza, Series 2005B, 0.000%, 7/01/37 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         11,000   Total Arizona                                                                                         10,271,390
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA - 13.7% (9.2% OF TOTAL INVESTMENTS)

          2,000   Alameda Corridor Transportation Authority, California,             No Opt. Call             A-         1,103,660
                     Subordinate Lien Revenue Bonds, Series 2004A, 0.000%,
                     10/01/20 - AMBAC Insured

          6,160   Alhambra Unified School District, Los Angeles County,              No Opt. Call            AAA         1,886,192
                     California, General Obligation Bonds, Capital Appreciation
                     Series 2009B, 0.000%, 8/01/30 - AGC Insured

                  California Educational Facilities Authority, Revenue Bonds,
                  Occidental College, Series 2005A:
          1,485      5.000%, 10/01/26 - NPFG Insured                              10/15 at 100.00            Aa3         1,531,822
          1,565      5.000%, 10/01/27 - NPFG Insured                              10/15 at 100.00            Aa3         1,608,257

            190   California, General Obligation Bonds, Series 2000, 5.250%,       9/10 at 100.00         A1 (4)           193,133
                     9/01/17 (Pre-refunded 9/01/10) - NPFG Insured

          3,000   California, General Obligation Veterans Welfare Bonds, Series    6/10 at 100.00            AA-         3,000,120
                     2001BZ, 5.375%, 12/01/24 - NPFG Insured (Alternative
                     Minimum Tax)

          2,425   Fullerton Public Financing Authority, California, Tax            9/15 at 100.00             A-         2,311,268
                     Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 -
                     AMBAC Insured

         18,665   Golden State Tobacco Securitization Corporation, California,     6/15 at 100.00             A2        17,426,391
                     Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                     Series 2005A, 5.000%, 6/01/35 - FGIC Insured

                  Golden State Tobacco Securitization Corporation, California,
                  Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
          1,000      5.750%, 6/01/47                                               6/17 at 100.00            BBB           770,830
            365      5.125%, 6/01/47                                               6/17 at 100.00            BBB           254,912

          1,990   Kern Community College District, California, General               No Opt. Call            AAA           846,307
                     Obligation Bonds, Series 2006, 0.000%, 11/01/25 - AGM
                     Insured

          7,935   Los Angeles, California, Certificates of Participation,          4/12 at 100.00             A+         7,977,690
                     Series 2002, 5.300%, 4/01/32 - AMBAC Insured

          2,220   Northern California Power Agency, Revenue Refunding Bonds,       7/10 at 100.00              A         2,219,933
                     Hydroelectric Project 1, Series 1998A, 5.200%, 7/01/32 -
                     NPFG Insured

                  Oceanside Unified School District, San Diego County,
                  California, General Obligation Bonds, Series 2008A and 2008B:
          5,905      0.000%, 8/01/26 - AGC Insured                                   No Opt. Call            AAA         2,368,732
          2,220      0.000%, 8/01/28 - AGC Insured                                   No Opt. Call            AAA           779,087

          2,600   Palomar Pomerado Health, California, General Obligation          8/29 at 100.00            AAA         1,600,846
                     Bonds, Series 2009A, 0.000%, 8/01/38 - AGC Insured

          2,320   Sacramento Municipal Utility District, California, Electric      8/11 at 100.00            AAA         2,385,192
                     Revenue Bonds, Series 2001P, 5.250%, 8/15/18 - AGM Insured

                                                           Nuveen Investments 57

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA (continued)

                  San Francisco Unified School District, California, General
                  Obligation Bonds, Series 2007A:
$         1,000      3.000%, 6/15/25 - AGM Insured                                 6/17 at 100.00            AAA   $       848,510
          1,180      3.000%, 6/15/26 - AGM Insured                                 6/17 at 100.00            AAA           979,742

          6,720   San Jose Redevelopment Agency, California, Tax Allocation        8/17 at 100.00              A         5,633,846
                     Bonds, Merged Area Redevelopment Project, Series 2006C,
                     4.250%, 8/01/30 - NPFG Insured

          4,275   Sequoia Union High School District, San Mateo County,            7/14 at 102.00            Aa1         3,607,245
                     California, General Obligation Bonds, Series 2006, 3.500%,
                     7/01/29 - AGM Insured

          1,690   Ventura County Community College District, California,           8/15 at 100.00             AA         1,744,975
                     General Obligation Bonds, Series 2005B, 5.000%, 8/01/28 -
                     NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         76,910   Total California                                                                                      61,078,690
-----------------------------------------------------------------------------------------------------------------------------------
                  COLORADO - 5.6% (3.7% OF TOTAL INVESTMENTS)

         17,300   Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds,      8/15 at 100.00              A        17,586,142
                     Platte Valley Medical Center, Series 2005, 5.000%, 8/01/24
                     - NPFG Insured

            750   Arkansas River Power Authority, Colorado, Power Revenue         10/16 at 100.00            BBB           703,943
                     Bonds, Series 2006, 5.250%, 10/01/32 - SYNCORA GTY Insured

         17,000   E-470 Public Highway Authority, Colorado, Senior Revenue           No Opt. Call              A         6,440,620
                     Bonds, Series 2000B, 0.000%, 9/01/25 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         35,050   Total Colorado                                                                                        24,730,705
-----------------------------------------------------------------------------------------------------------------------------------
                  DISTRICT OF COLUMBIA - 1.7% (1.1% OF TOTAL INVESTMENTS)

          6,805   District of Columbia, Revenue Bonds, Georgetown University,      4/17 at 100.00             A-         6,559,135
                     Series 2007A, 4.500%, 4/01/42 - AMBAC Insured

            935   Washington Convention Center Authority, District of Columbia,   10/16 at 100.00            AA+           926,417
                     Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                     Residuals 1606, 11.356%, 10/01/30 - AMBAC Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
          7,740   Total District of Columbia                                                                             7,485,552
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA - 11.6% (7.8% OF TOTAL INVESTMENTS)

                  Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
          2,305      5.250%, 12/01/17 - NPFG Insured                              12/13 at 100.00              A         2,459,642
          1,480      5.250%, 12/01/18 - NPFG Insured                              12/13 at 100.00              A         1,570,014

         11,600   Greater Orlando Aviation Authority, Florida, Airport            10/12 at 100.00            AAA        11,720,292
                     Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 -
                     AGM Insured (Alternative Minimum Tax)

          8,155   Lee County, Florida, Solid Waste System Revenue Refunding       10/11 at 100.00             A3         8,508,356
                     Bonds, Series 2001, 5.625%, 10/01/13 - NPFG Insured
                     (Alternative Minimum Tax)

                  Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
                  International Airport, Series 2002:
          7,165      5.625%, 10/01/15 - FGIC Insured (Alternative Minimum Tax)    10/12 at 100.00              A         7,519,811
          5,600      5.750%, 10/01/16 - FGIC Insured (Alternative Minimum Tax)    10/12 at 100.00              A         5,837,048
         10,000      5.125%, 10/01/21 - FGIC Insured (Alternative Minimum Tax)    10/12 at 100.00              A        10,064,400
          2,000      5.250%, 10/01/22 - FGIC Insured (Alternative Minimum Tax)    10/12 at 100.00              A         2,016,060

          1,000   South Miami Health Facilities Authority, Florida, Hospital       8/17 at 100.00            AA-           982,620
                     Revenue, Baptist Health System Obligation Group, Series
                     2007, 5.000%, 8/15/42 (UB)

          1,000   Tallahassee, Florida, Energy System Revenue Bonds, Series       10/15 at 100.00             AA         1,029,100
                     2005, 5.000%, 10/01/28 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         50,305   Total Florida                                                                                         51,707,343
-----------------------------------------------------------------------------------------------------------------------------------
                  GEORGIA - 2.2% (1.5% OF TOTAL INVESTMENTS)

          6,925   Atlanta and Fulton County Recreation Authority, Georgia,        12/15 at 100.00            Aa2         7,170,145
                     Guaranteed Revenue Bonds, Park Improvement, Series 2005A,
                     5.000%, 12/01/30 - NPFG Insured

          1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series    11/14 at 100.00            AAA         1,036,040
                     2004, 5.000%, 11/01/22 - AGM Insured

          1,695   Georgia Housing and Finance Authority, Single Family Mortgage   12/11 at 100.00            AAA         1,706,662
                     Bonds, Series 2002B-2, 5.500%, 6/01/32 (Alternative
                     Minimum Tax)
-----------------------------------------------------------------------------------------------------------------------------------
          9,620   Total Georgia                                                                                          9,912,847
-----------------------------------------------------------------------------------------------------------------------------------

58 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  IDAHO - 1.0% (0.7% OF TOTAL INVESTMENTS)

                  Idaho Housing and Finance Association, Grant and Revenue
                  Anticipation Bonds, Federal Highway Trust Funds, Series 2006:
$         3,000      5.000%, 7/15/23 - NPFG Insured                                7/16 at 100.00            Aa2   $     3,214,230
          1,130      5.000%, 7/15/24 - NPFG Insured                                7/16 at 100.00            Aa2         1,204,241
-----------------------------------------------------------------------------------------------------------------------------------
          4,130   Total Idaho                                                                                            4,418,471
-----------------------------------------------------------------------------------------------------------------------------------
                  ILLINOIS - 11.0% (7.4% OF TOTAL INVESTMENTS)

         10,000   Bolingbrook, Illinois, General Obligation Bonds, Series          1/12 at 100.00        Aa3 (4)        10,778,800
                     2002A, 5.375%, 1/01/38 (Pre-refunded 1/01/12) - FGIC
                     Insured

          1,305   Chicago, Illinois, General Obligation Bonds, Series 2001A,       1/11 at 101.00            Aa2         1,339,817
                     5.500%, 1/01/38 - NPFG Insured

                  Chicago, Illinois, General Obligation Bonds, Series 2001A:
             50   5.500%, 1/01/38 (Pre-refunded 1/01/11) - NPFG Insured            1/11 at 101.00        AA- (4)            52,200
          3,645   5.500%, 1/01/38 (Pre-refunded 1/01/11) - NPFG Insured            1/11 at 101.00        AA- (4)         3,805,344

                  Chicago, Illinois, Second Lien Passenger Facility Charge
                  Revenue Bonds, O'Hare International Airport, Series 2001C:
          4,250      5.500%, 1/01/16 - AMBAC Insured (Alternative Minimum Tax)     1/11 at 101.00             A2         4,386,765
          4,485      5.500%, 1/01/17 - AMBAC Insured (Alternative Minimum Tax)     1/11 at 101.00             A2         4,629,327
          4,730      5.500%, 1/01/18 - AMBAC Insured (Alternative Minimum Tax)     1/11 at 101.00             A2         4,882,211
          2,930      5.500%, 1/01/19 - AMBAC Insured (Alternative Minimum Tax)     1/11 at 101.00             A2         3,019,277

          3,600   Chicago, Illinois, Third Lien General Airport Revenue Bonds,     1/16 at 100.00             A1         3,761,028
                     O'Hare International Airport, Series 2005A, 5.250%,
                     1/01/24 - NPFG Insured

          3,000   Chicago, Illinois, Third Lien General Airport Revenue            1/12 at 100.00             A1         3,112,830
                     Refunding Bonds, O'Hare International Airport, Series
                     2002A, 5.750%, 1/01/17 - NPFG Insured (Alternative Minimum
                     Tax)

          4,000   Cicero, Cook County, Illinois, General Obligation Corporate     12/12 at 101.00              A         4,049,800
                     Purpose Bonds, Series 2002, 5.000%, 12/01/21 - NPFG
                     Insured

            480   DuPage County Community School District 200, Wheaton,           10/13 at 100.00            Aa2           531,322
                     Illinois, General Obligation Bonds, Series 2003C, 5.250%,
                     10/01/22 - AGM Insured

                  DuPage County Community School District 200, Wheaton,
                  Illinois, General Obligation Bonds, Series 2003C:
            770      5.250%, 10/01/22 (Pre-refunded 10/01/13) - AGM Insured       10/13 at 100.00        Aa2 (4)           871,809
            250      5.250%, 10/01/22 (Pre-refunded 10/01/13) - AGM Insured       10/13 at 100.00        Aa2 (4)           283,055

          3,500   Illinois Municipal Electric Agency, Power Supply System          2/17 at 100.00             A+         3,529,680
                     Revenue Bonds, Series 2007A, 5.000%, 2/01/35 - FGIC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         46,995   Total Illinois                                                                                        49,033,265
-----------------------------------------------------------------------------------------------------------------------------------
                  INDIANA - 15.7% (10.5% OF TOTAL INVESTMENTS)

          3,380   Evansville, Indiana, Sewerage Works Revenue Refunding Bonds,     7/13 at 100.00             A1         3,424,210
                     Series 2003A, 5.000%, 7/01/20 - AMBAC Insured

                  Indiana Bond Bank, Special Program Bonds, Hendricks County
                  Redevelopment District, Series 2002D:
          5,075      5.250%, 4/01/26 (Pre-refunded 4/01/12) - AMBAC Insured        4/12 at 100.00         AA (4)         5,513,937
          7,000      5.250%, 4/01/30 (Pre-refunded 4/01/12) - AMBAC Insured        4/12 at 100.00         AA (4)         7,605,430

         10,000   Indiana Health Facility Financing Authority, Hospital Revenue    7/12 at 100.00             A+         9,947,400
                     Bonds, Marion General Hospital, Series 2002, 5.250%,
                     7/01/32 - AMBAC Insured

          3,200   Indiana Municipal Power Agency, Power Supply Revenue Bonds,      1/17 at 100.00             A+         3,216,000
                     Series 2007A, 5.000%, 1/01/42 - NPFG Insured

          5,000   Indianapolis Local Public Improvement Bond Bank, Indiana,        1/19 at 100.00            AAA         5,405,650
                     Waterworks Project Series 2009A, 5.500%, 1/01/38 - AGC
                     Insured

         25,000   Indianapolis Local Public Improvement Bond Bank, Indiana,        7/12 at 100.00            AAA        27,339,500
                     Waterworks Project, Series 2002A, 5.250%, 7/01/33
                     (Pre-refunded 7/01/12) - NPFG Insured

          6,960   Valparaiso Middle School Building Corporation, Indiana, First    1/13 at 100.00            AA+         7,410,382
                     Mortgage Refunding Bonds, Series 2002, 5.000%, 7/15/24 -
                     NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         65,615   Total Indiana                                                                                         69,862,509
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 59

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  KENTUCKY - 0.6% (0.4% OF TOTAL INVESTMENTS)

$         2,415   Kentucky State Property and Buildings Commission, Revenue        2/19 at 100.00            AAA   $     2,732,476
                     Bonds, Project 93, Refunding Series 2009, 5.250%, 2/01/20 -
                     AGC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  LOUISIANA - 3.0% (2.0% OF TOTAL INVESTMENTS)

          1,325   Louisiana Public Facilities Authority, Revenue Bonds, Baton      7/14 at 100.00              A         1,352,216
                     Rouge General Hospital, Series 2004, 5.250%, 7/01/24 - NPFG
                     Insured

                  Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series
                  2006A:
            770      4.750%, 5/01/39 - AGM Insured (UB)                            5/16 at 100.00            AAA           771,794
          8,270      4.500%, 5/01/41 - FGIC Insured (UB)                           5/16 at 100.00            Aa1         8,147,522

              3   Louisiana State, Gasoline Tax Revenue, Series 2006, Residuals    5/16 at 100.00            Aa1             3,136
                     600-5, 16.535%, 5/01/41 - FGIC Insured (IF)

          3,085   New Orleans, Louisiana, General Obligation Refunding Bonds,      9/12 at 100.00              A         3,126,216
                     Series 2002, 5.125%, 9/01/21 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         13,453   Total Louisiana                                                                                       13,400,884
-----------------------------------------------------------------------------------------------------------------------------------
                  MASSACHUSETTS - 0.8% (0.6% OF TOTAL INVESTMENTS)

          1,000   Massachusetts Department of Transportation, Metropolitan         1/20 at 100.00             AA         1,053,630
                     Highway System Revenue Bonds, Commonwealth Contract
                     Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35

          2,775   Massachusetts Water Resources Authority, General Revenue         2/17 at 100.00            AAA         2,707,928
                     Bonds, Series 2007A, 4.500%, 8/01/46 - AGM Insured (UB)
-----------------------------------------------------------------------------------------------------------------------------------
          3,775   Total Massachusetts                                                                                    3,761,558
-----------------------------------------------------------------------------------------------------------------------------------
                  MICHIGAN - 0.3% (0.2% OF TOTAL INVESTMENTS)

          1,500   Michigan State Hospital Finance Authority, Revenue Bonds,       12/16 at 100.00             AA         1,486,245
                     Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31
                     (UB)
-----------------------------------------------------------------------------------------------------------------------------------
                  MINNESOTA - 0.5% (0.3% OF TOTAL INVESTMENTS)

          1,970   Northern Municipal Power Agency, Minnesota, Electric System        No Opt. Call            AAA         2,204,154
                     Revenue Bonds, Refunding Series 2009A, 5.000%, 1/01/15 -
                     AGC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  MISSOURI - 0.4% (0.3% OF TOTAL INVESTMENTS)

          1,600   St. Louis County Pattonville School District R3, Missouri,       3/14 at 100.00            AAA         1,783,968
                     General Obligation Bonds, Series 2004, 5.250%, 3/01/19 -
                     AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  NEBRASKA - 2.0% (1.3% OF TOTAL INVESTMENTS)

          6,360   Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005,   9/15 at 100.00             AA         6,539,352
                     5.000%, 9/01/32

                  Municipal Energy Agency of Nebraska, Power Supply System
                  Revenue Bonds, Series 2003A:
          1,000      5.250%, 4/01/20 - AGM Insured                                 4/13 at 100.00            AAA         1,093,730
          1,000      5.250%, 4/01/21 - AGM Insured                                 4/13 at 100.00            AAA         1,064,090
-----------------------------------------------------------------------------------------------------------------------------------
          8,360   Total Nebraska                                                                                         8,697,172
-----------------------------------------------------------------------------------------------------------------------------------
                  NEVADA - 1.5% (1.0% OF TOTAL INVESTMENTS)

          6,600   Clark County, Nevada, Passenger Facility Charge Revenue Bonds,   1/20 at 100.00            AAA         6,740,052
                     Las Vegas-McCarran International Airport, Series 2010A,
                     5.250%, 7/01/39 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW JERSEY - 0.8% (0.6% OF TOTAL INVESTMENTS)

          2,150   New Jersey Transportation Trust Fund Authority, Transportation     No Opt. Call            AA-         2,416,751
                     System Bonds, Refunding Series 2006A, 5.250%, 12/15/20

          1,200   New Jersey Turnpike Authority, Revenue Bonds, Refunding Series     No Opt. Call            AAA         1,370,304
                     2005D-1, 5.250%, 1/01/26 - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
          3,350   Total New Jersey                                                                                       3,787,055
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK - 5.9% (4.0% OF TOTAL INVESTMENTS)

          1,120   Dormitory Authority of the State of New York, FHA-Insured        2/15 at 100.00              A         1,156,120
                     Mortgage Revenue Bonds, Montefiore Hospital, Series 2004,
                     5.000%, 8/01/23 - FGIC Insured

          3,660   Dormitory Authority of the State of New York, Revenue Bonds,     2/15 at 100.00            AA-         3,827,701
                     Mental Health Services Facilities Improvements, Series
                     2005B, 5.000%, 2/15/23 - AMBAC Insured

60 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK (continued)

                  Dormitory Authority of the State of New York, State Personal
                  Income Tax Revenue Bonds, Tender Option Bond Trust 3518:
$         2,000      13.246%, 2/15/39 (IF)                                         2/19 at 100.00            AAA   $     2,358,540
          1,335      13.235%, 2/15/39 (IF)                                         2/19 at 100.00            AAA         1,574,085

          3,130   Hudson Yards Infrastructure Corporation, New York, Revenue       2/17 at 100.00              A         2,913,310
                     Bonds, Series 2006A, 4.500%, 2/15/47 - NPFG Insured

          2,400   Long Island Power Authority, New York, Electric System Revenue  11/16 at 100.00              A         2,226,816
                     Bonds, Series 2006F, 4.250%, 5/01/33 - NPFG Insured

            480   Metropolitan Transportation Authority, New York,                11/15 at 100.00              A           490,939
                     Transportation Revenue Bonds, Series 2005B, 5.000%,
                     11/15/30 - AMBAC Insured

         10,000   Metropolitan Transportation Authority, New York,                11/12 at 100.00            AAA        10,279,600
                     Transportation Revenue Refunding Bonds, Series 2002A,
                     5.000%, 11/15/30 - AGM Insured

          1,435   New York City Industrial Development Agency, New York, Revenue   3/19 at 100.00            AAA         1,660,726
                     Bonds, Yankee Stadium Project Pilot, Series 2009A, 7.000%,
                     3/01/49 - AGC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         25,560   Total New York                                                                                        26,487,837
-----------------------------------------------------------------------------------------------------------------------------------
                  NORTH CAROLINA - 0.6% (0.4% OF TOTAL INVESTMENTS)

          2,090   North Carolina Medical Care Commission, FHA-Insured Mortgage    10/13 at 100.00            AAA         2,145,281
                     Revenue Bonds, Betsy Johnson Regional Hospital Project,
                     Series 2003, 5.375%, 10/01/24 - AGM Insured

            540   Oak Island, North Carolina, Enterprise System Revenue Bonds,     6/19 at 100.00            AAA           589,734
                     Series 2009A, 6.000%, 6/01/34 - AGC Insured
-----------------------------------------------------------------------------------------------------------------------------------
          2,630   Total North Carolina                                                                                   2,735,015
-----------------------------------------------------------------------------------------------------------------------------------
                  OHIO - 0.5% (0.4% OF TOTAL INVESTMENTS)

                  Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
                  Settlement Asset-Backed Revenue Bonds, Senior Lien, Series
                  2007A-2:
             65      5.125%, 6/01/24                                               6/17 at 100.00            BBB            60,047
            710      5.875%, 6/01/30                                               6/17 at 100.00            BBB           601,221
            685      5.750%, 6/01/34                                               6/17 at 100.00            BBB           538,965
          1,570      5.875%, 6/01/47                                               6/17 at 100.00            BBB         1,178,473
-----------------------------------------------------------------------------------------------------------------------------------
          3,030   Total Ohio                                                                                             2,378,706
-----------------------------------------------------------------------------------------------------------------------------------
                  OKLAHOMA - 0.4% (0.3% OF TOTAL INVESTMENTS)

          2,000   Oklahoma Development Finance Authority, Revenue Bonds, Saint     2/17 at 100.00              A         1,889,940
                     John Health System, Series 2007, 5.000%, 2/15/37
-----------------------------------------------------------------------------------------------------------------------------------
                  OREGON - 1.9% (1.3% OF TOTAL INVESTMENTS)

          3,000   Oregon State Department of Transportation, Highway User Tax      5/19 at 100.00            AAA         3,198,720
                     Revenue Bonds, Series 2009A., 5.000%, 11/15/33

                  Oregon, General Obligation Veterans Welfare Bonds, Series 82:
          3,580      5.375%, 12/01/31                                             12/11 at 100.00            Aa1         3,637,423
          1,680      5.500%, 12/01/42                                             12/11 at 100.00            Aa1         1,704,209
-----------------------------------------------------------------------------------------------------------------------------------
          8,260   Total Oregon                                                                                           8,540,352
-----------------------------------------------------------------------------------------------------------------------------------
                  PENNSYLVANIA - 4.4% (3.0% OF TOTAL INVESTMENTS)

          4,500   Allegheny County, Pennsylvania, Airport Revenue Refunding          No Opt. Call              A         4,773,375
                     Bonds, Pittsburgh International Airport, Series 1997A,
                     5.750%, 1/01/13 - NPFG Insured (Alternative Minimum Tax)

          4,130   Pennsylvania Public School Building Authority, Lease Revenue    12/16 at 100.00            AAA         3,940,598
                     Bonds, School District of Philadelphia, Series 2006B,
                     4.500%, 6/01/32 - AGM Insured (UB)

          1,050   Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,        6/16 at 100.00            Aa3         1,102,721
                     Series 2006A, 5.000%, 12/01/26 - AMBAC Insured

          6,000   Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue   6/26 at 100.00            AAA         4,516,380
                     Bonds, Series 2009C, 0.000%, 6/01/33 - AGM Insured

                                                           Nuveen Investments 61

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  PENNSYLVANIA (continued)

$         2,000   Philadelphia Municipal Authority, Pennsylvania, Lease Revenue   11/13 at 100.00            AAA   $     2,187,560
                     Bonds, Series 2003B, 5.250%, 11/15/18 - AGM Insured

          2,000   Reading School District, Berks County, Pennsylvania, General     1/16 at 100.00            AAA         2,182,880
                     Obligation Bonds, Series 2005, 5.000%, 1/15/19 - AGM
                     Insured (UB)

          1,000   State Public School Building Authority, Pennsylvania, Lease      6/13 at 100.00            AAA         1,117,300
                     Revenue Bonds, Philadelphia School District, Series 2003,
                     5.000%, 6/01/23 (Pre-refunded 6/01/13) - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         20,680   Total Pennsylvania                                                                                    19,820,814
-----------------------------------------------------------------------------------------------------------------------------------
                  PUERTO RICO - 0.5% (0.3% OF TOTAL INVESTMENTS)

          1,225   Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%,        No Opt. Call             A3         1,281,411
                     8/01/21 - CIFG Insured

          5,000   Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue     No Opt. Call            Aa2           748,450
                     Bonds, Series 2007A, 0.000%, 8/01/42 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
          6,225   Total Puerto Rico                                                                                      2,029,861
-----------------------------------------------------------------------------------------------------------------------------------
                  SOUTH CAROLINA - 1.5% (1.0% OF TOTAL INVESTMENTS)

          1,950   Greenville County School District, South Carolina, Installment  12/16 at 100.00            AAA         2,040,012
                     Purchase Revenue Bonds, Series 2006, 5.000%, 12/01/28 - AGM
                     Insured

                  Greenville, South Carolina, Tax Increment Revenue Improvement
                  Bonds, Series 2003:
          1,000      5.500%, 4/01/17 - NPFG Insured                                4/13 at 100.00              A         1,106,350
          2,300      5.000%, 4/01/21 - NPFG Insured                                4/13 at 100.00              A         2,428,731

          1,000   Scago Educational Facilities Corporation, South Carolina,       10/15 at 100.00            AAA         1,060,410
                     Installment Purchase Revenue Bonds, Spartanburg County
                     School District 5, Series 2005, 5.000%, 4/01/21 - AGM
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
          6,250   Total South Carolina                                                                                   6,635,503
-----------------------------------------------------------------------------------------------------------------------------------
                  TENNESSEE - 9.9% (6.6% OF TOTAL INVESTMENTS)

                  Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds,
                  Series 2004:
          1,495      5.000%, 10/01/19 - AGM Insured                               10/14 at 100.00            AAA         1,645,292
          1,455      5.000%, 10/01/20 - AGM Insured                               10/14 at 100.00            AAA         1,594,142
          1,955      5.000%, 10/01/21 - AGM Insured                               10/14 at 100.00            AAA         2,125,965

         10,000   Memphis-Shelby County Sports Authority, Tennessee, Revenue      11/12 at 100.00        AA- (4)        11,012,100
                     Bonds, Memphis Arena, Series 2002A, 5.125%, 11/01/28
                     (Pre-refunded 11/01/12) - AMBAC Insured

         10,000   Memphis-Shelby County Sports Authority, Tennessee, Revenue      11/12 at 100.00        AA- (4)        11,012,100
                     Bonds, Memphis Arena, Series 2002B, 5.125%, 11/01/29
                     (Pre-refunded 11/01/12) - AMBAC Insured

         15,195   Tennessee State School Bond Authority, Higher Educational        5/12 at 100.00            AAA        16,537,326
                     Facilities Second Program Bonds, Series 2002A, 5.250%,
                     5/01/32 (Pre-refunded 5/01/12) - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         40,100   Total Tennessee                                                                                       43,926,925
-----------------------------------------------------------------------------------------------------------------------------------
                  TEXAS - 22.8% (15.3% OF TOTAL INVESTMENTS)

          3,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue    11/11 at 100.00             A+         3,705,415
                     Refunding and Improvement Bonds, Series 2001A, 5.750%,
                     11/01/13 - FGIC Insured (Alternative Minimum Tax)

         10,000   Gainesville Hospital District, Texas, Limited Tax General        8/11 at 100.00         A3 (4)        10,605,500
                     Obligation Bonds, Series 2002, 5.375%, 8/15/32
                     (Pre-refunded 8/15/11) - NPFG Insured

          1,210   Galveston, Texas, General Obligation Bonds, Series 2001,         5/11 at 100.00            Aa3         1,249,579
                     5.250%, 5/01/21 - AMBAC Insured

                  Harris County Health Facilities Development Corporation,
                  Texas, Thermal Utility Revenue Bonds, TECO Project, Series
                  2003:
          2,240      5.000%, 11/15/16 - NPFG Insured                              11/13 at 100.00             AA         2,363,424
          2,355      5.000%, 11/15/17 - NPFG Insured                              11/13 at 100.00             AA         2,458,502

          4,080   Harris County, Texas, General Obligation Toll Road Revenue         No Opt. Call            AAA         5,889,194
                     Bonds, Series 2009, Trust 3418, 13.791%, 8/15/32 - AGM
                     Insured (IF)

         13,000   Houston Area Water Corporation, Texas, Contract Revenue Bonds,   3/12 at 100.00        N/R (4)        13,994,110
                     Northeast Water Purification Plant, Series 2002, 5.125%,
                     3/01/32 (Pre-refunded 3/01/12) - FGIC Insured

          1,000   Houston, Texas, First Lien Combined Utility System Revenue       5/14 at 100.00             AA         1,072,110
                     Bonds, Series 2004A, 5.250%, 5/15/24 - FGIC Insured

62 Nuveen Investments

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  TEXAS (continued)

$         4,345   San Antonio, Texas, Water System Senior Lien Revenue Refunding   5/12 at 100.00            AAA   $     4,697,640
                     Bonds, Series 2002, 5.500%, 5/15/17 - AGM Insured

          5,205   Texas Department of Housing and Community Affairs, Residential   7/11 at 100.00            AAA         5,150,035
                     Mortgage Revenue Bonds, Series 2001A, 5.350%, 7/01/33
                     (Alternative Minimum Tax)

          7,270   Texas Department of Housing and Community Affairs, Single        3/12 at 100.00            AAA         7,330,268
                     Family Mortgage Bonds, Series 2002B, 5.550%, 9/01/33 - NPFG
                     Insured (Alternative Minimum Tax)

                  Texas Public Finance Authority, Revenue Bonds, Texas Southern
                  University Financing System, Series 2002:
          3,520      5.125%, 11/01/20 - NPFG Insured                               5/12 at 100.00           Baa1         3,200,666
          3,520      5.125%, 11/01/21 - NPFG Insured                               5/12 at 100.00           Baa1         3,158,496

                  Texas Student Housing Authority, Revenue Bonds, Austin
                  Project, Senior Series 2001A:
          9,400      5.375%, 1/01/23 - NPFG Insured                                1/12 at 102.00           Baa1         6,571,070
         11,665      5.500%, 1/01/33 - NPFG Insured                                1/12 at 102.00           Baa1         7,151,578

          5,000   Texas Water Development Board, Senior Lien State Revolving       7/10 at 100.00            AAA         5,018,400
                     Fund Revenue Bonds, Series 1999B, 5.250%, 7/15/17

          9,145   Texas, General Obligation Bonds, Veterans Housing Assistance     6/12 at 100.00            Aaa         9,220,172
                     Program Fund II, Series 2002A-1, 5.250%, 12/01/22
                     (Alternative Minimum Tax) (UB)

                  Williamson County, Texas, General Obligation Bonds, Series
                  2002:
          3,000      5.250%, 2/15/22 (Pre-refunded 2/15/12) - AGM Insured          2/12 at 100.00            AAA         3,243,150
          5,000      5.250%, 2/15/25 (Pre-refunded 2/15/12) - AGM Insured          2/12 at 100.00            AAA         5,405,250
-----------------------------------------------------------------------------------------------------------------------------------
        104,455   Total Texas                                                                                          101,484,559
-----------------------------------------------------------------------------------------------------------------------------------
                  UTAH - 1.3% (0.8% OF TOTAL INVESTMENTS)

          4,865   Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008,    6/18 at 100.00            AAA         5,645,687
                     Trust 1193, 13.266%, 6/15/36 - AGM Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
                  WASHINGTON - 15.6% (10.5% OF TOTAL INVESTMENTS)

          5,265   Energy Northwest, Washington Public Power, Nine Canyon Wind      7/16 at 100.00             A-         5,075,197
                     Project Revenue Bonds, Series 2006A, 4.500%, 7/01/30 -
                     AMBAC Insured

          6,600   Energy Northwest, Washington, Electric Revenue Refunding         7/12 at 100.00            AAA         7,122,588
                     Bonds, Columbia Generating Station - Nuclear Project 2,
                     Series 2002B, 5.350%, 7/01/18 - AGM Insured

          7,675   Energy Northwest, Washington, Electric Revenue Refunding         7/12 at 100.00            Aaa         8,355,312
                     Bonds, Nuclear Project 1, Series 2002A, 5.500%, 7/01/15 -
                     NPFG Insured

          2,500   Port of Seattle, Washington, Revenue Refunding Bonds, Series    11/12 at 100.00            Aa2         2,669,750
                     2002D, 5.750%, 11/01/15 - FGIC Insured (Alternative Minimum
                     Tax)

          2,200   Snohomish County School District 2, Everett, Washington,        12/13 at 100.00            AAA         2,447,610
                     General Obligation Bonds, Series 2003B, 5.000%, 6/01/17 -
                     AGM Insured

          3,255   Thurston and Pierce Counties School District, Washington,        6/13 at 100.00            Aa1         3,570,833
                     General Obligation Bonds, Yelm Community Schools, Series
                     2003, 5.250%, 12/01/16 - AGM Insured

         10,000   University of Washington, General Revenue Bonds, Refunding       6/17 at 100.00            Aaa        10,349,200
                     Series 2007, 5.000%, 6/01/37 - AMBAC Insured (UB)

                  Washington State Economic Development Finance Authority,
                  Wastewater Revenue Bonds, LOTT Project, Series 2002:
          2,000      5.500%, 6/01/17 - AMBAC Insured                               6/12 at 100.00            Aa3         2,165,300
          4,325      5.125%, 6/01/22 - AMBAC Insured                               6/12 at 100.00            Aa3         4,463,227

         15,000   Washington State Healthcare Facilities Authority, Revenue        8/13 at 102.00            N/R        13,815,600
                     Bonds, Harrison Memorial Hospital, Series 1998, 5.000%,
                     8/15/28 - AMBAC Insured

          3,335   Washington State, General Obligation Bonds, Series 2009, Trust   7/16 at 100.00            AAA         3,868,333
                     1212, 13.292%, 7/01/31 - AGM Insured (IF)

          5,170   Whitman County School District 267, Pullman, Washington,         6/12 at 100.00            Aa1         5,616,585
                     General Obligation Bonds, Series 2002, 5.000%, 12/01/20 -
                     AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         67,325   Total Washington                                                                                      69,519,535
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 63

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                     OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                   PROVISIONS (2)    RATINGS (3)            VALUE
 ----------------------------------------------------------------------------------------------------------------------------------
                  WISCONSIN - 2.9% (2.0% OF TOTAL INVESTMENTS)

$        11,950   Wisconsin, Transportation Revenue Refunding Bonds, Series        7/12 at 100.00        AA+ (4)   $    13,060,633
                     2002-1, 5.125%, 7/01/18 (Pre-refunded 7/01/12) - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
$       677,073   Total Municipal Bonds (cost $638,633,210)                                                            662,462,567
===============--------------------------------------------------------------------------------------------------------------------

         SHARES   DESCRIPTION (1)                                                                                            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  INVESTMENT COMPANIES - 0.3% (0.2% OF TOTAL INVESTMENTS)
          8,134   BlackRock MuniHoldings Fund Inc.                                                                 $       127,704
         13,600   BlackRock MuniEnhanced Fund Inc.                                                                         147,016
          7,920   Dreyfus Strategic Municipal Fund                                                                          67,082
          3,500   DWS Municipal Income Trust                                                                                42,630
          9,668   Morgan Stanley Quality Municipal Income Trust                                                            122,010
         26,280   PIMCO Municipal Income Fund II                                                                           291,182
          9,500   Van Kampen Advantage Municipal Income Fund II                                                            113,050
         28,980   Van Kampen Investment Grade Municipal Trust                                                              410,357
-----------------------------------------------------------------------------------------------------------------------------------
                  Total Investment Companies (cost $1,353,712)                                                           1,321,031
                  -----------------------------------------------------------------------------------------------------------------
                  Total Investments (cost $639,987,022) - 148.9%                                                       663,783,598
                  -----------------------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (6.4)%                                                                   (28,413,334)
                  -----------------------------------------------------------------------------------------------------------------
                  MuniFund Term Preferred Shares, at Liquidation Value -                                              (108,000,000)
                     (24.2)% (5)
                  -----------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 2.3%                                                                  10,483,580
                  -----------------------------------------------------------------------------------------------------------------
                  Auction Rate Preferred Shares, at Liquidation Value -                                                (91,950,000)
                     (20.6)% (5)
                  -----------------------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                                    $   445,903,844
                  =================================================================================================================

      The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information.

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 16.3% and 13.9%, respectively.

N/R   Not rated.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                See accompanying notes to financial statements.

64 Nuveen Investments

NEA | Nuveen Insured Tax-Free Advantage Municipal Fund
    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                      OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  ALABAMA - 7.1% (4.8% OF TOTAL INVESTMENTS)

 $        1,000   Alabama Special Care Facilities Financing Authority, Revenue     11/16 at 100.00           Aa1   $     1,013,330
                     Bonds, Ascension Health, Series 2006C-2, 5.000%, 11/15/36
                     (UB)

          5,655   Colbert County-Northwest Health Care Authority, Alabama,          6/13 at 101.00          Baa3         5,332,043
                     Revenue Bonds, Helen Keller Hospital, Series 2003, 5.750%,
                     6/01/27

          3,100   Huntsville Healthcare Authority, Alabama, Revenue Bonds,          5/12 at 102.00          A (4)        3,415,084
                     Series 1998A, 5.400%, 6/01/22 (Pre-refunded 5/14/12) -
                     NPFG Insured

          6,280   Jefferson County, Alabama, Sewer Revenue Capital Improvement      8/12 at 100.00           AAA         6,834,838
                     Warrants, Series 2002D, 5.000%, 2/01/32 (Pre-refunded
                     8/01/12) - FGIC Insured

          1,750   Montgomery, Alabama, General Obligation Warrants, Series          5/12 at 101.00           AA+         1,885,835
                     2003, 5.000%, 5/01/21 - AMBAC Insured

          4,500   Sheffield, Alabama, Electric Revenue Bonds, Series 2003,          7/13 at 100.00           Aa3         4,724,910
                     5.500%, 7/01/29 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         22,285   Total Alabama                                                                                         23,206,040
-----------------------------------------------------------------------------------------------------------------------------------
                  ARIZONA - 4.6% (3.1% OF TOTAL INVESTMENTS)

         10,000   Maricopa County Pollution Control Corporation, Arizona,          11/12 at 100.00          Baa2         9,372,800
                     Revenue Bonds, Arizona Public Service Company - Palo Verde
                     Project, Series 2002A, 5.050%, 5/01/29 - AMBAC Insured

          6,545   Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic            No Opt. Call            AA         5,748,408
                     Plaza, Series 2005B, 0.000%, 7/01/37 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         16,545   Total Arizona                                                                                         15,121,208
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA - 20.8% (14.1% OF TOTAL INVESTMENTS)
         26,300   California State Public Works Board, Lease Revenue Bonds,        12/12 at 100.00            A2        25,667,748
                     Department of General Services, Capital East End Project,
                     Series 2002A, 5.000%, 12/01/27 - AMBAC Insured

            250   California State, General Obligation Bonds, Series 2002,          4/12 at 100.00            A1           251,575
                     5.250%, 4/01/30 - SYNCORA GTY Insured

              5   California State, General Obligation Bonds, Series 2004,          4/14 at 100.00            A1             5,012
                     5.000%, 4/01/31 - AMBAC Insured

          7,495   California State, General Obligation Bonds, Series 2004,          4/14 at 100.00           AAA         8,551,270
                     5.000%, 4/01/31 (Pre-refunded 4/01/14) - AMBAC Insured

          2,910   Cathedral City Public Financing Authority, California, Tax        8/12 at 102.00             A         2,827,793
                     Allocation Bonds, Housing Set-Aside, Series 2002D, 5.000%,
                     8/01/26 - NPFG Insured

          8,000   Golden State Tobacco Securitization Corporation, California,      6/15 at 100.00            A2         7,469,120
                     Enhanced Tobacco Settlement Asset-Backed Revenue Bonds,
                     Series 2005A, 5.000%, 6/01/35 - FGIC Insured

            250   Golden State Tobacco Securitization Corporation, California,      6/17 at 100.00           BBB           174,598
                     Tobacco Settlement Asset-Backed Bonds, Series 2007A-1,
                     5.125%, 6/01/47

          2,500   Irvine Public Facilities and Infrastructure Authority,            9/13 at 100.00           N/R         2,432,700
                     California, Assessment Revenue Bonds, Series 2003C,
                     5.000%, 9/02/23 - AMBAC Insured

          4,000   Montara Sanitation District, California, General Obligation       8/11 at 101.00           AA-         4,067,520
                     Bonds, Series 2003, 5.000%, 8/01/28 - FGIC Insured

                  Plumas County, California, Certificates of Participation,
                  Capital Improvement Program, Series 2003A:
          1,130      5.250%, 6/01/19 - AMBAC Insured                                6/13 at 101.00            A-         1,160,804
          1,255      5.250%, 6/01/21 - AMBAC Insured                                6/13 at 101.00            A-         1,274,980

          1,210   Redding Joint Powers Financing Authority, California, Lease       3/13 at 100.00             A         1,233,559
                     Revenue Bonds, Capital Improvement Projects, Series 2003A,
                     5.000%, 3/01/23 - AMBAC Insured

          3,750   Sacramento Municipal Utility District, California, Electric       8/13 at 100.00            A+         3,801,938
                     Revenue Bonds, Series 2003R, 5.000%, 8/15/28 - NPFG
                     Insured

          1,500   San Diego Community College District, California, General         5/13 at 100.00           AAA         1,557,405
                     Obligation Bonds, Series 2003A, 5.000%, 5/01/28 - AGM
                     Insured

                                                           Nuveen Investments 65

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                      OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  CALIFORNIA (continued)

$         1,055   Turlock Irrigation District, California, Certificates of          1/13 at 100.00             A   $     1,062,786
                     Participation, Series 2003A, 5.000%, 1/01/28 - NPFG
                     Insured

          6,300   University of California, Revenue Bonds, Multi-Purpose            5/13 at 100.00           Aa1         6,428,835
                     Projects, Series 2003A, 5.000%, 5/15/33 - AMBAC Insured
                     (UB)
-----------------------------------------------------------------------------------------------------------------------------------
         67,910   Total California                                                                                      67,967,643
-----------------------------------------------------------------------------------------------------------------------------------
                  COLORADO - 4.9% (3.3% OF TOTAL INVESTMENTS)

                  Bowles Metropolitan District, Colorado, General Obligation
                  Bonds, Series 2003:
          4,300      5.500%, 12/01/23 - AGM Insured                                12/13 at 100.00           AAA         4,509,238
          3,750      5.500%, 12/01/28 - AGM Insured                                12/13 at 100.00           AAA         3,879,038

          1,450   Colorado Educational and Cultural Facilities Authority,           8/14 at 100.00             A         1,465,965
                     Charter School Revenue Bonds, Peak-to-Peak Charter School,
                     Series 2004, 5.250%, 8/15/24 - SYNCORA GTY Insured

          4,500   Colorado Health Facilities Authority, Colorado, Revenue           4/18 at 100.00           AAA         4,637,115
                     Bonds, Catholic Health Initiatives, Series 2006C-1, Trust
                     1090, 14.902%, 10/01/41 - AGM Insured (IF)

          3,000   E-470 Public Highway Authority, Colorado, Senior Revenue            No Opt. Call             A           788,490
                     Bonds, Series 2000B, 0.000%, 9/01/30 - NPFG Insured

          2,900   E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,       No Opt. Call             A           573,330
                     Series 2004A, 0.000%, 9/01/34 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         19,900   Total Colorado                                                                                        15,853,176
-----------------------------------------------------------------------------------------------------------------------------------
                  DISTRICT OF COLUMBIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

          7,000   Metropolitan Washington DC Airports Authority, Virginia,            No Opt. Call           AAA         1,475,810
                     Dulles Toll Road Revenue Bonds, Capital Appreciation
                     Series 2009B-2, 0.000%, 10/01/36 - AGC Insured

            665   Washington Convention Center Authority, District of Columbia,    10/16 at 100.00           AA+           658,895
                     Senior Lien Dedicated Tax Revenue Bonds, Series 2007,
                     Residuals 1606, 11.356%, 10/01/30 - AMBAC Insured (IF)
-----------------------------------------------------------------------------------------------------------------------------------
          7,665   Total District of Columbia                                                                             2,134,705
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA - 23.3% (15.8% OF TOTAL INVESTMENTS)

          1,000   Bay County, Florida, Water System Revenue Bonds, Series 2005,     9/15 at 100.00            A1         1,031,080
                     5.000%, 9/01/25 - AMBAC Insured

                  Clay County, Florida, Utility System Revenue Bonds, Series
                  2007:
          1,500      5.000%, 11/01/27 - SYNCORA GTY Insured (UB)                   11/17 at 100.00           AAA         1,580,505
          3,000      5.000%, 11/01/32 - SYNCORA GTY Insured (UB)                   11/17 at 100.00           AAA         3,098,100

            400   Collier County, Florida, Capital Improvement Revenue Bonds,      10/14 at 100.00            AA           418,267
                     Series 2005, 5.000%, 10/01/23 - NPFG Insured

          1,000   Escambia County, Florida, Sales Tax Revenue Refunding Bonds,     10/12 at 101.00            A+         1,098,280
                     Series 2002, 5.250%, 10/01/17 - AMBAC Insured

          1,525   Fernandina Beach, Florida, Utility Acquisition and                9/13 at 100.00             A         1,564,771
                     Improvement Revenue Bonds, Series 2003, 5.000%, 9/01/23 -
                     FGIC Insured

            500   Flagler County, Florida, Capital Improvement Revenue Bonds,      10/15 at 100.00             A           506,604
                     Series 2005, 5.000%, 10/01/30 - NPFG Insured

            205   Florida Housing Finance Agency, GNMA Collateralized Home            No Opt. Call           AAA           222,611
                     Ownership Revenue Refunding Bonds, Series 1987G-1, 8.595%,
                     11/01/17

          2,500   Florida State Board of Education, Public Education Capital        6/18 at 101.00           AAA         2,998,500
                     Outlay Bonds, Series 2008, Trust 2929, 16.817%, 6/01/38 -
                     AGC Insured (IF)

          2,240   FSU Financial Assistance Inc., Florida, General Revenue             No Opt. Call            A1         2,478,313
                     Bonds, Educational and Athletic Facilities Improvements,
                     Series 2004, 5.000%, 10/01/14 - AMBAC Insured

          2,000   Greater Orlando Aviation Authority, Florida, Airport             10/12 at 100.00           AAA         2,026,120
                     Facilities Revenue Bonds, Series 2002A, 5.125%, 10/01/32 -
                     AGM Insured

            105   Greater Orlando Aviation Authority, Florida, Airport             10/13 at 100.00           AAA           111,404
                     Facilities Revenue Refunding Bonds, Series 2003A, 5.000%,
                     10/01/17 - AGM Insured

            350   Halifax Hospital Medical Center, Florida, Revenue Bonds,          6/18 at 100.00           AAA           354,535
                     Series 2006, 5.500%, 6/01/38 - AGM Insured

66 Nuveen Investments

      PRINCIPAL                                                                      OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA (continued)

$         1,300   Highlands County Health Facilities Authority, Florida,           11/15 at 100.00            A1   $     1,279,694
                     Hospital Revenue Bonds, Adventist Health System, Series
                     2005D, 5.000%, 11/15/35 - NPFG Insured

            180   Highlands County Health Facilities Authority, Florida,           11/15 at 100.00        A1 (4)           208,172
                     Hospital Revenue Bonds, Adventist Health System, Series
                     2005D, 5.000%, 11/15/35 (Pre-refunded 11/15/15) - NPFG
                     Insured

          3,500   Highlands County Health Facilities Authority, Florida,           11/13 at 100.00       N/R (4)         3,993,675
                     Hospital Revenue Bonds, Adventist Health System/Sunbelt
                     Obligated Group, Series 2003D, 5.875%, 11/15/29
                     (Pre-refunded 11/15/13)

          1,500   Hillsborough County School Board, Florida, Certificates of        7/13 at 100.00           Aa2         1,518,300
                     Participation, Series 2003, 5.000%, 7/01/29 - NPFG
                     Insured

          2,270   Jacksonville, Florida, Local Government Sales Tax Revenue        10/12 at 100.00           AA+         2,444,722
                     Refunding and Improvement Bonds, Series 2002, 5.375%,
                     10/01/18 - FGIC Insured

          2,265   Lakeland, Florida, Utility Tax Revenue Bonds, Series 2003B,      10/12 at 100.00           N/R         2,283,482
                     5.000%, 10/01/20 - AMBAC Insured

          1,730   Lee County, Florida, Transportation Facilities Revenue           10/14 at 100.00            A-         1,778,215
                     Bonds, Series 2004B, 5.000%, 10/01/22 - AMBAC Insured

            500   Lee Memorial Health System, Florida, Hospital Revenue Bonds,      4/17 at 100.00             A           482,550
                     Series 2007A, 5.000%, 4/01/32 - NPFG Insured

          3,000   Marco Island, Florida, Water Utility System Revenue Bonds,       10/13 at 100.00           Aa3         3,046,950
                     Series 2003, 5.000%, 10/01/27 - NPFG Insured

            500   Miami-Dade County, Florida, Water and Sewer System Revenue          No Opt. Call           AAA           561,055
                     Bonds, Refunding Series 2008B, 5.250%, 10/01/22 - AGM
                     Insured

          2,000   Miami-Dade County, Florida, Water and Sewer System Revenue       10/10 at 100.50           Aa2         2,017,080
                     Bonds, Series 1999A, 5.000%, 10/01/29 - FGIC Insured

            500   North Port, Florida, Utility System Revenue Bonds, Series        10/10 at 101.00       Aa3 (4)           514,825
                     2000, 5.000%, 10/01/25 (Pre-refunded 10/01/10) - AGM
                     Insured

          2,000   Orange County, Florida, Sales Tax Revenue Bonds, Series           1/13 at 100.00            AA         2,148,100
                     2002A, 5.125%, 1/01/17 - FGIC Insured

          1,500   Orange County, Florida, Sales Tax Revenue Bonds, Series           1/13 at 100.00            AA         1,515,720
                     2002B, 5.125%, 1/01/32 - FGIC Insured

          3,370   Osceola County School Board, Florida, Certificates of             6/12 at 101.00       Aa3 (4)         3,685,938
                     Participation, Series 2002A, 5.125%, 6/01/20
                     (Pre-refunded 6/01/12) - AMBAC Insured

          3,335   Palm Bay, Florida, Local Optional Gas Tax Revenue Bonds,         10/14 at 100.00           AA-         3,646,956
                     Series 2004, 5.250%, 10/01/20 - NPFG Insured

          1,095   Palm Bay, Florida, Utility System Revenue Bonds, Series          10/14 at 100.00           Aa3         1,197,426
                     2004, 5.250%, 10/01/20 - NPFG Insured

          2,670   Palm Beach County School Board, Florida, Certificates of          8/12 at 100.00           AAA         2,697,554
                     Participation, Series 2002D, 5.000%, 8/01/28 - AGM
                     Insured

          1,950   Palm Beach County School Board, Florida, Certificates of          8/12 at 100.00           AAA         2,137,707
                     Participation, Series 2002D, 5.250%, 8/01/20
                     (Pre-refunded 8/01/12) - AGM Insured

                  Pinellas County Health Facilities Authority, Florida,
                  Revenue Bonds, Baycare Health System, Series 2003:
          2,800      5.750%, 11/15/27 (Pre-refunded 5/15/13)                        5/13 at 100.00       Aa3 (4)         3,180,828
          3,000      5.500%, 11/15/27 (Pre-refunded 5/15/13)                        5/13 at 100.00       Aa3 (4)         3,385,680

          1,000   Port Saint Lucie, Florida, Special Assessment Revenue Bonds,      7/17 at 100.00             A           918,940
                     Southwest Annexation District 1B, Series 2007, 5.000%,
                     7/01/33 - NPFG Insured

          2,115   Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series          9/13 at 100.00            A+         2,174,939
                     2003, 5.000%, 9/01/23 - NPFG Insured

          1,500   Port St. Lucie, Florida, Stormwater Utility System Revenue        5/12 at 100.00           Aa3         1,529,640
                     Refunding Bonds, Series 2002, 5.000%, 5/01/23 - NPFG
                     Insured

            225   Port St. Lucie, Florida, Utility System Revenue Bonds,            9/18 at 100.00           AAA           235,177
                     Refunding Series 2009, 5.250%, 9/01/35 - AGC Insured

                                                           Nuveen Investments 67

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                      OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  FLORIDA (continued)

$         1,500   South Miami Health Facilities Authority, Florida, Hospital        2/13 at 100.00           Aaa   $     1,666,200
                     Revenue Bonds, Baptist Health Systems of South Florida,
                     Series 2003, 5.200%, 11/15/28 (Pre-refunded 2/01/13)

          1,730   St. John's County, Florida, Sales Tax Revenue Bonds, Series      10/14 at 100.00            A+         1,787,350
                     2004A, 5.000%, 10/01/24 - AMBAC Insured

          4,000   St. Lucie County School Board, Florida, Certificates of           7/14 at 100.00           AAA         4,091,800
                     Participation, Master Lease Program, Series 2004A,
                     5.000%, 7/01/24 - AGM Insured

          1,200   Tamarac, Florida, Utility System Revenue Bonds, Series 2009,     10/19 at 100.00           AAA         1,218,876
                     5.000%, 10/01/39

          1,250   Volusia County Educational Facilities Authority, Florida,        10/13 at 100.00          Baa3         1,182,000
                     Revenue Refunding Bonds, Embry-Riddle Aeronautical
                     University, Series 2003, 5.200%, 10/15/33 - RAAI Insured
-----------------------------------------------------------------------------------------------------------------------------------
         71,810   Total Florida                                                                                         76,018,641
-----------------------------------------------------------------------------------------------------------------------------------
                  GEORGIA - 2.0% (1.4% OF TOTAL INVESTMENTS)

          3,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series     11/19 at 100.00           AAA         3,135,060
                     2009B, 5.375%, 11/01/39 - AGM Insured

          1,410   DeKalb County, Georgia, Water and Sewer Revenue Bonds,           10/16 at 100.00           AAA         1,479,725
                     Series 2006A, 5.000%, 10/01/35 - AGM Insured

          1,825   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales      1/13 at 100.00       AA+ (4)         2,015,512
                     Tax Revenue Bonds, Second Indenture Series 2002, 5.000%,
                     7/01/32 (Pre-refunded 1/01/13) - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
          6,235   Total Georgia                                                                                          6,630,297
-----------------------------------------------------------------------------------------------------------------------------------
                  ILLINOIS - 4.4% (3.0% OF TOTAL INVESTMENTS)

          5,000   Chicago, Illinois, General Airport Revenue Bonds, O'Hare            No Opt. Call           AAA         5,191,700
                     International Airport, Third Lien Series 2010C, 5.250%,
                     1/01/35 - AGC Insured

                  Cook County School District 145, Arbor Park, Illinois,
                  General Obligation Bonds, Series 2004:
          1,635      5.125%, 12/01/20 - AGM Insured                                12/14 at 100.00           Aa3         1,737,580
          1,465      5.125%, 12/01/23 - AGM Insured                                12/14 at 100.00           Aa3         1,539,144

                  Cook County School District 145, Arbor Park, Illinois,
                  General Obligation Bonds, Series 2004:
          1,650      5.125%, 12/01/20 - AGM Insured (ETM)                          12/14 at 100.00       Aa3 (4)         1,777,281
          1,475      5.125%, 12/01/23 - AGM Insured (ETM)                          12/14 at 100.00       Aa3 (4)         1,573,574

          2,500   Illinois Health Facilities Authority, Revenue Bonds, Lake         7/13 at 100.00           AA+         2,548,725
                     Forest Hospital, Series 2003, 5.250%, 7/01/23
-----------------------------------------------------------------------------------------------------------------------------------
         13,725   Total Illinois                                                                                        14,368,004
-----------------------------------------------------------------------------------------------------------------------------------
                  INDIANA - 7.2% (4.9% OF TOTAL INVESTMENTS)

          2,500   Evansville, Indiana, Sewerage Works Revenue Refunding Bonds,      7/13 at 100.00            A1         2,543,775
                     Series 2003A, 5.000%, 7/01/23 - AMBAC Insured

          2,190   Indiana Bond Bank, Advance Purchase Funding Bonds, Common         8/13 at 100.00             A         2,253,006
                     School Fund, Series 2003B, 5.000%, 8/01/19 - NPFG Insured

          1,860   Indiana Municipal Power Agency, Power Supply Revenue Bonds,       1/17 at 100.00            A+         1,869,300
                     Series 2007A, 5.000%, 1/01/42 - NPFG Insured

          1,000   Indiana University, Student Fee Revenue Bonds, Series 2003O,      8/13 at 100.00           Aa1         1,072,960
                     5.000%, 8/01/22 - FGIC Insured

                  IPS Multi-School Building Corporation, Indiana, First
                  Mortgage Revenue Bonds, Series 2003:
         11,020      5.000%, 7/15/19 (Pre-refunded 7/15/13) - NPFG Insured          7/13 at 100.00        AA (4)        12,346,147
          3,000      5.000%, 7/15/20 (Pre-refunded 7/15/13) - NPFG Insured          7/13 at 100.00        AA (4)         3,361,020
-----------------------------------------------------------------------------------------------------------------------------------
         21,570   Total Indiana                                                                                         23,446,208
-----------------------------------------------------------------------------------------------------------------------------------
                  KANSAS - 1.6% (1.1% OF TOTAL INVESTMENTS)

          5,000   Kansas Development Finance Authority, Board of Regents,           4/13 at 102.00            AA         5,256,200
                     Revenue Bonds, Scientific Research and Development
                     Facilities Projects, Series 2003C, 5.000%, 10/01/22 -
                     AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  KENTUCKY - 0.3% (0.2% OF TOTAL INVESTMENTS)

            985   Kentucky State Property and Buildings Commission, Revenue         8/13 at 100.00       Aa3 (4)         1,105,988
                     Refunding Bonds, Project 77, Series 2003, 5.000%, 8/01/23
                     (Pre-refunded 8/01/13) - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------

68 Nuveen Investments

      PRINCIPAL                                                                      OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  LOUISIANA - 1.8% (1.2% OF TOTAL INVESTMENTS)

$         5,785   New Orleans, Louisiana, General Obligation Refunding Bonds,      12/12 at 100.00            A3   $     5,812,421
                     Series 2002, 5.300%, 12/01/27 - FGIC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  MASSACHUSETTS - 0.4% (0.2% OF TOTAL INVESTMENTS)

          1,125   Massachusetts Development Finance Authority, Revenue Bonds,       9/13 at 100.00            A1         1,164,566
                     Middlesex School, Series 2003, 5.125%, 9/01/23
-----------------------------------------------------------------------------------------------------------------------------------
                  MICHIGAN - 9.6% (6.5% OF TOTAL INVESTMENTS)

          6,130   Detroit, Michigan, Senior Lien Water Supply System Revenue        7/13 at 100.00        A+ (4)         6,838,996
                     Bonds, Series 2003A, 5.000%, 7/01/23 (Pre-refunded 7/01/13)
                     - NPFG Insured

          4,465   Detroit, Michigan, Senior Lien Water Supply System Revenue        7/13 at 100.00           Aa3         4,526,037
                     Refunding Bonds, Series 2003C, 5.000%, 7/01/22 - NPFG
                     Insured

          1,000   Michigan State Hospital Finance Authority, Revenue Bonds,        12/16 at 100.00            AA           990,830
                     Trinity Health Care Group, Series 2006A, 5.000%, 12/01/31
                     (UB)

         10,800   Michigan Strategic Fund, Limited Obligation Resource             12/12 at 100.00          Baa1        10,817,604
                     Recovery Revenue Refunding Bonds, Detroit Edison Company,
                     Series 2002D, 5.250%, 12/15/32 - SYNCORA GTY Insured

          2,250   Romulus Community Schools, Wayne County, Michigan, General        5/11 at 100.00           Aa2         2,285,753
                     Obligation Refunding Bonds, Series 2001, 5.250%, 5/01/25

          6,500   Wayne County, Michigan, Limited Tax General Obligation           12/11 at 101.00             A         5,989,360
                     Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                     County Airport, Series 2001A, 5.000%, 12/01/30 - NPFG
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         31,145   Total Michigan                                                                                        31,448,580
-----------------------------------------------------------------------------------------------------------------------------------
                  MISSOURI - 1.0% (0.7% OF TOTAL INVESTMENTS)

            240   Clay County Public School District 53, Liberty, Missouri,         3/14 at 100.00           AAA           261,238
                     General Obligation Bonds, Series 2004, 5.250%, 3/01/24 -
                     AGM Insured

            215   Clay County Public School District 53, Liberty, Missouri,         3/14 at 100.00           AAA           234,335
                     General Obligation Bonds, Series 2004, 5.250%, 3/01/23 -
                     AGM Insured

                  Clay County Public School District 53, Liberty, Missouri,
                  General Obligation Bonds, Series 2004:
          1,110      5.250%, 3/01/23 (Pre-refunded 3/01/14) - AGM Insured           3/14 at 100.00           AAA         1,271,516
          1,260      5.250%, 3/01/24 (Pre-refunded 3/01/14) - AGM Insured           3/14 at 100.00           AAA         1,443,343
-----------------------------------------------------------------------------------------------------------------------------------
          2,825   Total Missouri                                                                                         3,210,432
-----------------------------------------------------------------------------------------------------------------------------------
                  NEBRASKA - 1.6% (1.1% OF TOTAL INVESTMENTS)

          5,000   Lincoln, Nebraska, Sanitary Sewerage System Revenue               6/13 at 100.00           AA+         5,235,850
                     Refunding Bonds, Series 2003, 5.000%, 6/15/28 - NPFG
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW MEXICO - 0.7% (0.5% OF TOTAL INVESTMENTS)

          1,975   New Mexico State University, Revenue Bonds, Series 2004,          4/14 at 100.00            AA         2,164,561
                     5.000%, 4/01/19 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  NEW YORK - 10.1% (6.8% OF TOTAL INVESTMENTS)

          2,020   Hudson Yards Infrastructure Corporation, New York, Revenue        2/17 at 100.00             A         1,880,155
                     Bonds, Series 2006A, 4.500%, 2/15/47 - NPFG Insured

         25,000   Metropolitan Transportation Authority, New York,                 11/12 at 100.00             A        25,254,750
                     Transportation Revenue Refunding Bonds, Series 2002F,
                     5.000%, 11/15/31 - NPFG Insured

          1,850   New York State Urban Development Corporation, Service             3/15 at 100.00           AAA         2,000,091
                     Contract Revenue Bonds, Series 2005B, 5.000%, 3/15/25 -
                     AGM Insured (UB)

          3,335   New York State Urban Development Corporation, State Personal      3/17 at 100.00           AAA         3,783,924
                     Income Tax Revenue Bonds, Tender Option Bond Trust 09-6W,
                     12.772%, 3/15/37 (IF)
-----------------------------------------------------------------------------------------------------------------------------------
         32,205   Total New York                                                                                        32,918,920
-----------------------------------------------------------------------------------------------------------------------------------
                  NORTH CAROLINA - 2.1% (1.5% OF TOTAL INVESTMENTS)

          8,700   North Carolina Medical Care Commission, Revenue Bonds, Maria     10/13 at 100.00            BB         7,031,949
                     Parham Medical Center, Series 2003, 5.375%, 10/01/33 -
                     RAAI Insured
-----------------------------------------------------------------------------------------------------------------------------------

                                                           Nuveen Investments 69

    | Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                      OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  OHIO - 0.7% (0.5% OF TOTAL INVESTMENTS)

                  Buckeye Tobacco Settlement Financing Authority, Ohio,
                  Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien,
                  Series 2007A-2:
$            65      5.125%, 6/01/24                                                6/17 at 100.00           BBB   $        60,047
            710      5.875%, 6/01/30                                                6/17 at 100.00           BBB           601,221
            685      5.750%, 6/01/34                                                6/17 at 100.00           BBB           538,965
          1,570      5.875%, 6/01/47                                                6/17 at 100.00           BBB         1,178,473
-----------------------------------------------------------------------------------------------------------------------------------
          3,030   Total Ohio                                                                                             2,378,706
-----------------------------------------------------------------------------------------------------------------------------------
                  OKLAHOMA - 0.3% (0.2% OF TOTAL INVESTMENTS)

          1,000   Oklahoma Capitol Improvement Authority, State Facilities          7/15 at 100.00            AA         1,037,710
                     Revenue Bonds, Series 2005F, 5.000%, 7/01/24 - AMBAC
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  OREGON - 2.5% (1.7% OF TOTAL INVESTMENTS)

          8,350   Oregon Health Sciences University, Revenue Bonds, Series          1/13 at 100.00             A         8,163,378
                     2002A, 5.000%, 7/01/32 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  PENNSYLVANIA - 7.2% (4.9% OF TOTAL INVESTMENTS)

          3,000   Lehigh County General Purpose Authority, Pennsylvania,            8/13 at 100.00           AAA         3,396,870
                     Hospital Revenue Bonds, St. Luke's Hospital of
                     Bethlehem, Series 2003, 5.375%, 8/15/33 (Pre-refunded
                     8/15/13)

          3,500   Pennsylvania Turnpike Commission, Turnpike Subordinate            6/26 at 100.00           AAA         2,634,555
                     Revenue Bonds, Series 2009C, 0.000%, 6/01/33 - AGM
                     Insured

          2,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General      8/13 at 100.00           AAA         2,014,160
                     Ordinance, Fourth Series 1998, 5.000%, 8/01/32 - AGM
                     Insured

            925   Philadelphia, Pennsylvania, Water and Wastewater Revenue          8/10 at 100.00        A1 (4)           951,807
                     Bonds, Series 1997A, 5.125%, 8/01/27 - AMBAC Insured
                     (ETM)

         13,000   State Public School Building Authority, Pennsylvania, Lease       6/13 at 100.00           AAA        14,524,900
                     Revenue Bonds, Philadelphia School District, Series 2003,
                     5.000%, 6/01/33 (Pre-refunded 6/01/13) - AGM Insured
-----------------------------------------------------------------------------------------------------------------------------------
         22,425   Total Pennsylvania                                                                                    23,522,292
-----------------------------------------------------------------------------------------------------------------------------------
                  PUERTO RICO - 0.8% (0.5% OF TOTAL INVESTMENTS)

          1,000   Puerto Rico Electric Power Authority, Power Revenue Bonds,        7/12 at 101.00           AAA         1,104,140
                     Series 2002II, 5.125%, 7/01/26 (Pre-refunded 7/01/12) -
                     AGM Insured

         10,350   Puerto Rico Sales Tax Financing Corporation, Sales Tax              No Opt. Call           Aa2         1,441,962
                     Revenue Bonds, Series 2007A, 0.000%, 8/01/43 - NPFG
                     Insured
-----------------------------------------------------------------------------------------------------------------------------------
         11,350   Total Puerto Rico                                                                                      2,546,102
-----------------------------------------------------------------------------------------------------------------------------------
                  SOUTH CAROLINA - 5.6% (3.8% OF TOTAL INVESTMENTS)

          5,000   Florence County, South Carolina, Hospital Revenue Bonds,         11/14 at 100.00           AAA         5,199,200
                     McLeod Regional Medical Center, Series 2004A, 5.250%,
                     11/01/23 - AGM Insured

                  Greenville County School District, South Carolina,
                  Installment Purchase Revenue Bonds, Series 2003:
          3,000      5.000%, 12/01/22 (UB)                                         12/13 at 100.00            AA         3,115,650
          1,785      5.000%, 12/01/23 (UB)                                         12/13 at 100.00            AA         1,849,581

          8,000   South Carolina Transportation Infrastructure Bank, Revenue       10/12 at 100.00           Aa3         8,048,559
                     Bonds, Series 2002A, 5.000%, 10/01/33 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         17,785   Total South Carolina                                                                                  18,212,990
-----------------------------------------------------------------------------------------------------------------------------------

70 Nuveen Investments

      PRINCIPAL                                                                      OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  TEXAS - 9.9% (6.7% OF TOTAL INVESTMENTS)

$         7,975   Fort Bend Independent School District, Fort Bend County,          8/10 at 100.00           AAA   $     8,062,725
                     Texas, General Obligation Bonds, Series 2000, 5.000%,
                     8/15/25

                  Grand Prairie Independent School District, Dallas County,
                  Texas, General Obligation Bonds, Series 2003:
          1,660      5.375%, 2/15/26 (Pre-refunded 2/15/13) - AGM Insured           2/13 at 100.00           AAA         1,854,303
         12,500      5.125%, 2/15/31 (Pre-refunded 2/15/13) - AGM Insured           2/13 at 100.00           AAA        13,877,500

          2,000   Houston, Texas, First Lien Combined Utility System Revenue        5/14 at 100.00            AA         2,137,820
                     Bonds, Series 2004A, 5.250%, 5/15/25 - NPFG Insured

          1,160   Houston, Texas, General Obligation Refunding Bonds, Series        3/12 at 100.00            AA         1,234,611
                     2002, 5.250%, 3/01/20 - NPFG Insured

          4,355   Houston, Texas, General Obligation Refunding Bonds, Series        3/12 at 100.00        AA (4)         4,706,231
                     2002, 5.250%, 3/01/20 (Pre-refunded 3/01/12) - NPFG
                     Insured

            465   Katy Independent School District, Harris, Fort Bend and           2/12 at 100.00           AAA           501,391
                     Waller Counties, Texas, General Obligation Bonds, Series
                     2002A, 5.125%, 2/15/18
-----------------------------------------------------------------------------------------------------------------------------------
         30,115   Total Texas                                                                                           32,374,581
-----------------------------------------------------------------------------------------------------------------------------------
                  VIRGINIA - 0.5% (0.3% OF TOTAL INVESTMENTS)

          1,500   Hampton, Virginia, Revenue Bonds, Convention Center Project,      1/13 at 100.00           Aa3         1,527,765
                     Series 2002, 5.125%, 1/15/28 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  WASHINGTON - 9.5% (6.4% OF TOTAL INVESTMENTS)

          4,945   Broadway Office Properties, King County, Washington, Lease       12/12 at 100.00           AAA         5,022,637
                     Revenue Bonds, Washington Project, Series 2002, 5.000%,
                     12/01/31 - NPFG Insured

          5,250   Chelan County Public Utility District 1, Washington, Hydro        7/12 at 100.00            AA         5,323,290
                     Consolidated System Revenue Bonds, Series 2002C, 5.125%,
                     7/01/33 - AMBAC Insured

          5,000   King County, Washington, Sewer Revenue Bonds, Series 2006-2,      1/17 at 100.00           AAA         5,811,300
                     Trust 1200, 13.351%, 1/01/31 - AGM Insured (IF)

          2,135   Kitsap County Consolidated Housing Authority, Washington,         7/13 at 100.00           Aa3         2,188,247
                     Revenue Bonds, Bremerton Government Center, Series 2003,
                     5.000%, 7/01/23 - NPFG Insured

          1,935   Pierce County School District 343, Dieringer, Washington,         6/13 at 100.00           Aa1         2,139,297
                     General Obligation Refunding Bonds, Series 2003, 5.250%,
                     12/01/17 - FGIC Insured

          9,670   Washington State, General Obligation Bonds, Series 2003D,         6/13 at 100.00           AA+        10,391,866
                     5.000%, 12/01/21 - NPFG Insured
-----------------------------------------------------------------------------------------------------------------------------------
         28,935   Total Washington                                                                                      30,876,637
-----------------------------------------------------------------------------------------------------------------------------------
                  WEST VIRGINIA - 1.0% (0.7% OF TOTAL INVESTMENTS)

          3,000   West Virginia State Building Commission, Lease Revenue              No Opt. Call           N/R         3,247,470
                     Refunding Bonds, Regional Jail and Corrections Facility,
                     Series 1998A, 5.375%, 7/01/21 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
                  WISCONSIN - 5.5% (3.7% OF TOTAL INVESTMENTS)

          1,190   Sun Prairie Area School District, Dane County, Wisconsin,         3/14 at 100.00           Aa2         1,321,578
                     General Obligation Bonds, Series 2004C, 5.250%, 3/01/24 -
                     AGM Insured

          4,605   Wisconsin Health and Educational Facilities Authority,            9/13 at 100.00      BBB+ (4)         5,280,968
                     Revenue Bonds, Franciscan Sisters of Christian Charity
                     Healthcare Ministry, Series 2003A, 5.875%, 9/01/33
                     (Pre-refunded 9/01/13)

          3,000   Wisconsin Health and Educational Facilities Authority,              No Opt. Call            A1         3,307,110
                     Revenue Bonds, Meriter Hospital Inc., Series 1992A,
                     6.000%, 12/01/22 - FGIC Insured

                                                           Nuveen Investments 71

    |  Portfolio of Investments April 30, 2010 (Unaudited)

      PRINCIPAL                                                                      OPTIONAL CALL
   AMOUNT (000)   DESCRIPTION (1)                                                    PROVISIONS (2)   RATINGS (3)            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                  WISCONSIN (continued)

 $        3,600   Wisconsin Health and Educational Facilities Authority,            8/13 at 100.00          BBB+   $     3,223,728
                     Revenue Bonds, Wheaton Franciscan Services Inc., Series
                     2003A, 5.125%, 8/15/33

          4,750   Wisconsin Health and Educational Facilities Authority,            8/10 at 100.00             A         4,756,840
                     Revenue Refunding Bonds, Wausau Hospital Inc., Series
                     1998A, 5.125%, 8/15/20 - AMBAC Insured
-----------------------------------------------------------------------------------------------------------------------------------
         17,145   Total Wisconsin                                                                                       17,890,224
-----------------------------------------------------------------------------------------------------------------------------------
 $      487,025   Total Investments (cost $465,581,882) - 147.6%                                                       481,873,244
===============--------------------------------------------------------------------------------------------------------------------
                  Floating Rate Obligations - (4.0)%                                                                   (13,040,000)
                  -----------------------------------------------------------------------------------------------------------------
                  MuniFund Term Preferred Shares, at Liquidation Value -
                     (25.4)% (5)                                                                                       (83,000,000)
                  -----------------------------------------------------------------------------------------------------------------
                  Other Assets Less Liabilities - 2.4%                                                                   7,954,448
                  -----------------------------------------------------------------------------------------------------------------
                  Auction Rate Preferred Shares, at Liquidation Value -
                     (20.6)% (5)                                                                                       (67,375,000)
                  -----------------------------------------------------------------------------------------------------------------
                  Net Assets Applicable to Common Shares - 100%                                                    $   326,412,692
                  =================================================================================================================

      The Fund intends to invest at least 80% of its net assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and debt service thereon. See Notes to Financial Statements, Footnote 1 - Insurance, for more information.

(1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3) Ratings: Using the higher of Standard & Poor's Group ("Standard & Poor's") or Moody's Investor Service, Inc. ("Moody's") rating. Ratings below BBB by Standard & Poor's or Baa by Moody's are considered to be below investment grade.

(4) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5) MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments are 17.2% and 14.0%, respectively.

N/R   Not rated.

(ETM) Escrowed to maturity.

(IF)  Inverse floating rate investment.

(UB) Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Footnote 1 - Inverse Floating Rate Securities for more information.

                                 See accompanying notes to financial statements.

72 Nuveen Investments

| Statement of
| Assets & Liabilities

                                                      April 30, 2010 (Unaudited)

                                                                                  INSURED          INSURED         PREMIER
                                                                                  QUALITY      OPPORTUNITY  INSURED INCOME
                                                                                     (NQI)            (NIO)           (NIF)
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $805,309,244, $2,109,860,094 and $421,171,500,
   respectively)                                                            $ 809,986,545  $ 2,161,340,928  $  434,488,809
Cash                                                                              955,908        4,366,952         772,780
Receivables:
   Dividends and interest                                                      11,677,465       32,503,899       6,637,510
   Investments sold                                                            17,038,711           50,000         210,000
Deferred offering costs                                                                --               --              --
Other assets                                                                      187,333          524,326          98,816
---------------------------------------------------------------------------------------------------------------------------
   Total assets                                                               839,845,962    2,198,786,105     442,207,915
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Floating rate obligations                                                      59,275,000      134,833,333      25,665,000
Payables:
   Investments purchased                                                        1,052,700               --              --
   Auction Rate Preferred share dividends                                          10,799           21,272           4,937
   Common share dividends                                                       2,321,769        5,866,861       1,274,300
   Interest                                                                            --               --              --
   Offering costs                                                                      --               --              --
MuniFund Term Preferred shares, at liquidation value                                   --               --              --
Variable Rate Demand Preferred shares, at liquidation value                            --               --              --
Accrued expenses:
   Management fees                                                                409,462        1,052,267         222,971
   Other                                                                          325,082        1,054,403         169,686
---------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                           63,394,812      142,828,136      27,336,894
---------------------------------------------------------------------------------------------------------------------------
Auction Rate Preferred shares, at liquidation value                           239,200,000      664,825,000     130,125,000
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                       $537,251,150  $ 1,391,132,969  $  284,746,021
===========================================================================================================================
Common shares outstanding                                                      38,342,447       95,586,903      19,419,608
===========================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                     $       14.01  $         14.55  $        14.66
===========================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
   Common shares, $.01 par value per share                                  $     383,424  $       955,869  $      194,196
Paid-in surplus                                                               537,777,193    1,333,624,165     270,100,139
Undistributed (Over-distribution of) net investment income                      7,521,049       20,120,528       4,244,501
Accumulated net realized gain (loss)                                          (13,107,817)     (15,048,427)     (3,110,124)
Net unrealized appreciation (depreciation)                                      4,677,301       51,480,834      13,317,309
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                      $ 537,251,150  $ 1,391,132,969  $  284,746,021
===========================================================================================================================
Authorized shares:
   Common                                                                     200,000,000      200,000,000     200,000,000
   Auction Rate Preferred                                                       1,000,000        1,000,000       1,000,000
   MuniFund Term Preferred                                                             --               --              --
   Variable Rate Demand Preferred                                                      --               --              --
===========================================================================================================================

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 73

| Statement of
| Assets & Liabilities (continued)

                                                      April 30, 2010 (Unaudited)

                                                                                                    INSURED        INSURED
                                                                                     INSURED       DIVIDEND       TAX-FREE
                                                                            PREMIUM INCOME 2      ADVANTAGE      ADVANTAGE
                                                                                        (NPX)          (NVG)          (NEA)
---------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $747,769,212, $639,987,022 and $465,581,882,
   respectively)                                                            $    755,387,364  $ 663,783,598  $ 481,873,244
Cash                                                                               2,535,510      2,086,984      1,142,850
Receivables:
   Dividends and interest                                                         12,721,844      9,858,677      7,573,577
   Investments sold                                                                       --         50,892             --
Deferred offering costs                                                            2,425,465      1,677,310      1,516,027
Other assets                                                                          75,344        121,377        157,929
---------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                  773,145,527    677,578,838    492,263,627
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Floating rate obligations                                                         57,980,000     28,413,334     13,040,000
Payables:
   Investments purchased                                                                  --             --             --
   Auction Rate Preferred share dividends                                                 --          6,303          4,139
   Common share dividends                                                          2,096,990      2,025,694      1,468,952
   Interest                                                                               --        265,511        209,000
   Offering costs                                                                         --        502,907        308,932
MuniFund Term Preferred shares, at liquidation value                                      --    108,000,000     83,000,000
Variable Rate Demand Preferred shares, at liquidation value                      219,000,000             --             --
Accrued expenses:
   Management fees                                                                   380,706        286,565        221,227
   Other                                                                             148,502        224,680        223,685
---------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                             279,606,198    139,724,994     98,475,935
---------------------------------------------------------------------------------------------------------------------------
Auction Rate Preferred shares, at liquidation value                                       --     91,950,000     67,375,000
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                      $    493,539,329  $ 445,903,844   $326,412,692
===========================================================================================================================
Common shares outstanding                                                         37,353,512     29,802,900     22,234,602
===========================================================================================================================
Net asset value per Common share outstanding (net assets applicable to
   Common shares, divided by Common shares outstanding)                     $          13.21  $       14.96  $       14.68
===========================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                     $        373,535  $     298,029  $     222,346
Paid-in surplus                                                                  500,123,375    424,844,389    316,226,919
Undistributed (Over-distribution of) net investment income                         4,339,866      5,188,899      3,663,710
Accumulated net realized gain (loss)                                            (18,915,599)    (8,224,049)     (9,991,645)
Net unrealized appreciation (depreciation)                                         7,618,152     23,796,576     16,291,362
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                      $    493,539,329  $ 445,903,844  $ 326,412,692
===========================================================================================================================
Authorized shares:
   Common                                                                          Unlimited      Unlimited      Unlimited
   Auction Rate Preferred                                                          Unlimited      Unlimited      Unlimited
   MuniFund Term Preferred                                                                --      Unlimited             --
   Variable Rate Demand Preferred                                                  Unlimited             --             --
===========================================================================================================================

                                 See accompanying notes to financial statements.

74 Nuveen Investments

| Statement of
| Operations

                                     Six Months Ended April 30, 2010 (Unaudited)

                                                                                 INSURED       INSURED         PREMIER
                                                                                 QUALITY   OPPORTUNITY  INSURED INCOME
                                                                                    (NQI)         (NIO)           (NIF)
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                           $ 22,079,483  $ 54,485,195  $   11,092,667
-----------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                2,467,268     6,354,729       1,348,473
Auction fees                                                                     181,833       500,773          96,792
Dividend disbursing agent fees                                                    24,795        44,635          14,877
Shareholders' servicing agent fees and expenses                                   29,931        53,346          12,093
Interest expense and amortization of offering costs                              184,602       425,909          82,697
Liquidity fees                                                                        --            --              --
Custodian's fees and expenses                                                     64,915       164,331          37,097
Directors'/Trustees' fees and expenses                                            12,542        31,934           6,698
Professional fees                                                                 36,891        86,079          21,961
Shareholders' reports - printing and mailing expenses                             66,882       149,843          36,975
Stock exchange listing fees                                                        6,467        14,947           4,529
Investor relations expense                                                        31,094        80,541          16,931
Other expenses                                                                    25,394        45,252          23,105
-----------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement           3,132,614     7,952,319       1,702,228
   Custodian fee credit                                                           (4,728)      (11,289)         (2,907)
   Expense reimbursement                                                              --            --              --
-----------------------------------------------------------------------------------------------------------------------
Net expenses                                                                   3,127,886     7,941,030       1,699,321
-----------------------------------------------------------------------------------------------------------------------
Net investment income                                                         18,951,597    46,544,165       9,393,346
-----------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                     (1,205,476)    1,262,206         575,182
Change in net unrealized appreciation (depreciation) of investments           14,463,528    24,694,438       4,061,364
-----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                       13,258,052    25,956,644       4,636,546
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO AUCTION RATE PREFERRED SHAREHOLDERS
From net investment income                                                      (461,629)   (1,270,109)       (245,054)
From accumulated net realized gains                                                   --            --              --
-----------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions to
   Auction Rate Preferred shareholders                                          (461,629)   (1,270,109)       (245,054)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares from
   operations                                                               $ 31,748,020  $ 71,230,700  $   13,784,838
=======================================================================================================================

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 75

| Statement of
| Operations (continued)

                                     Six Months Ended April 30, 2010 (Unaudited)

                                                                                                   INSURED       INSURED
                                                                                     INSURED      DIVIDEND      TAX-FREE
                                                                            PREMIUM INCOME 2     ADVANTAGE     ADVANTAGE
                                                                                        (NPX)         (NVG)         (NEA)
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                           $     19,111,140  $ 17,156,337  $ 12,338,275
-------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                    2,300,665     2,066,256     1,540,997
Auction fees                                                                         110,108        73,793        84,369
Dividend disbursing agent fees                                                            --        14,877        14,879
Shareholders' servicing agent fees and expenses                                       17,171         2,964         2,145
Interest expense and amortization of offering costs                                  538,320     1,873,329       810,785
Liquidity fees                                                                       844,562            --            --
Custodian's fees and expenses                                                         59,113        55,214        43,606
Directors'/Trustees' fees and expenses                                                10,312        10,697         8,050
Professional fees                                                                     15,352        29,493        21,113
Shareholders' reports - printing and mailing expenses                                 67,345        48,257        40,466
Stock exchange listing fees                                                            6,293         2,088         1,458
Investor relations expense                                                            28,359        25,059        17,649
Other expenses                                                                        15,157        16,603        17,167
-------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement               4,012,757     4,218,630     2,602,684
   Custodian fee credit                                                               (5,218)       (1,893)       (1,219)
   Expense reimbursement                                                                  --      (474,723)     (228,458)
-------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                       4,007,539     3,742,014     2,373,007
-------------------------------------------------------------------------------------------------------------------------
Net investment income                                                             15,103,601    13,414,323     9,965,268
-------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments                                            641,313         2,973        (4,671)
Change in net unrealized appreciation (depreciation) of investments                7,583,831     5,233,535     5,086,795
-------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                            8,225,144     5,236,508     5,082,124
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO AUCTION RATE PREFERRED SHAREHOLDERS
From net investment income                                                                --      (134,751)     (216,560)
From accumulated net realized gains                                                       --       (83,568)           --
-------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from distributions to
   Auction Rate Preferred shareholders                                                    --      (218,319)     (216,560)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares from
   operations                                                               $     23,328,745  $ 18,432,512  $ 14,830,832
=========================================================================================================================

                                 See accompanying notes to financial statements.

76 Nuveen Investments

| Statement of
| Changes in Net Assets(Unaudited)

                                                                          INSURED QUALITY (NQI)         INSURED OPPORTUNITY (NIO)
                                                                     ----------------------------  --------------------------------
                                                                        SIX MONTHS           YEAR       SIX MONTHS             YEAR
                                                                             ENDED          ENDED            ENDED            ENDED
                                                                           4/30/10       10/31/09          4/30/10         10/31/09
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $  18,951,597  $  38,050,658  $    46,544,165  $    80,351,687
Net realized gain (loss) from:
   Investments                                                          (1,205,476)    (3,961,756)       1,262,206        1,491,035
   Forward swaps                                                                --             --               --               --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                          14,463,528     70,606,759       24,694,438      128,404,860
   Forward swaps                                                                --             --               --               --
Distributions to Auction Rate Preferred Shareholders:
   From net investment income                                             (461,629)    (2,175,313)      (1,270,109)      (4,883,766)
   From accumulated net realized gains                                          --             --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                               31,748,020    102,520,348       71,230,700      205,363,816
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                             (16,208,887)   (28,915,237)     (38,904,068)     (59,230,779)
From accumulated net realized gains                                             --             --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                                (16,208,887)   (28,915,237)     (38,904,068)     (59,230,779)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Issued in the Reorganization(1)                                              --             --               --      207,492,882
   Net proceeds from shares issued to shareholders due to                  495,557        148,339               --               --
     reinvestment of distributions
   Repurchased and retired                                                      --             --          (37,551)              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from capital share transactions                                  495,557        148,339          (37,551)     207,492,882
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares                                                               16,034,690     73,753,450       32,289,081      353,625,919
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the beginning of
   period                                                              521,216,460    447,463,010    1,358,843,888    1,005,217,969
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period          $ 537,251,150  $ 521,216,460  $ 1,391,132,969  $ 1,358,843,888
====================================================================================================================================
Undistributed (Over-distribution of) net investment income at
   the end of period                                                 $   7,521,049  $   5,239,968  $    20,120,528  $    13,750,540
====================================================================================================================================

(1) Common shares issued in the Reorganization of Nuveen Florida Premium Income Municipal Fund (NFL).

                                 See accompanying notes to financial statements.


                                                           Nuveen Investments 77

| Statement of
| Changes in Net Assets (Unaudited) (continued)

                                                                      PREMIER INSURED                 INSURED PREMIUM
                                                                        INCOME (NIF)                   INCOME 2 (NPX)
                                                              ------------------------------  -----------------------------
                                                                  SIX MONTHS            YEAR     SIX MONTHS            YEAR
                                                                       ENDED           ENDED          ENDED           ENDED
                                                                     4/30/10        10/31/09        4/30/10        10/31/09
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $    9,393,346  $   19,238,723  $  15,103,601  $   29,853,041
Net realized gain (loss) from:
   Investments                                                       575,182         (28,901)       641,313      (3,699,493)
   Forward swaps                                                          --              --             --              --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                     4,061,364      31,808,470      7,583,831      57,348,025
   Forward swaps                                                          --              --             --              --
Distributions to Auction Rate Preferred Shareholders:
   From net investment income                                       (245,054)     (1,158,067)            --              --
   From accumulated net realized gains                                    --              --             --              --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                         13,784,838      49,860,225     23,328,745      83,501,573
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                        (8,350,431)    (14,137,477)   (13,858,154)    (24,989,504)
From accumulated net realized gains                                       --              --             --              --
----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                           (8,350,431)    (14,137,477)   (13,858,154)    (24,989,504)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Issued in the Reorganization                                           --              --             --              --
   Net proceeds from shares issued to shareholders due to
     reinvestment of distributions                                        --              --             --              --
   Repurchased and retired                                                --              --             --              --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from capital share transactions                                 --              --             --              --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares                                                          5,434,407      35,722,748      9,470,591      58,512,069
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the beginning of
   period                                                        279,311,614     243,588,866    484,068,738     425,556,669
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period   $  284,746,021  $  279,311,614  $ 493,539,329  $  484,068,738
============================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                       $    4,244,501  $    3,446,640  $   4,339,866  $    3,094,419
============================================================================================================================

                                 See accompanying notes to financial statements.

78 Nuveen Investments

                                                                     INSURED DIVIDEND                INSURED TAX-FREE
                                                                      ADVANTAGE (NVG)                 ADVANTAGE (NEA)
                                                              ------------------------------  -----------------------------
                                                                 SIX MONTHS             YEAR     SIX MONTHS            YEAR
                                                                      ENDED            ENDED          ENDED           ENDED
                                                                    4/30/10         10/31/09        4/30/10        10/31/09
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                         $  13,414,323   $   29,671,614  $   9,965,268  $   18,590,630
Net realized gain (loss) from:
   Investments                                                        2,973       (5,791,986)        (4,671)     (1,232,542)
   Forward swaps                                                         --        5,000,000             --              --
Change in net unrealized appreciation (depreciation) of:
   Investments                                                    5,233,535       54,873,147      5,086,795      34,689,209
   Forward swaps                                                         --       (1,124,391)            --              --
Distributions to Auction Rate Preferred Shareholders:
   From net investment income                                      (134,751)      (1,745,832)      (216,560)     (1,057,458)
   From accumulated net realized gains                              (83,568)              --             --              --
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from operations                                        18,432,512       80,882,552     14,830,832      50,989,839
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                      (12,517,218)     (22,593,095)    (9,005,014)    (13,551,237)
From accumulated net realized gains                              (1,218,939)              --             --              --
----------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares from
   distributions to Common shareholders                         (13,736,157)     (22,593,095)    (9,005,014)    (13,551,237)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Issued in the Reorganization(2)                                       --               --             --      54,285,213
   Net proceeds from shares issued to shareholders due to
     reinvestment of distributions                                       --               --             --              --
   Repurchased and retired                                               --         (117,163)            --        (212,353)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from capital share transactions                                --         (117,163)            --      54,072,860
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares                                                         4,696,355       58,172,294      5,825,818      91,511,462
Net assets applicable to Common shares at the beginning of
   period                                                       441,207,489      383,035,195    320,586,874     229,075,412
----------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of period   $ 445,903,844   $  441,207,489  $ 326,412,692  $  320,586,874
============================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of period                                       $   5,188,899   $    4,426,545  $   3,663,710  $    2,920,016
============================================================================================================================

(2) Common shares issued in the Reorganization of Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF).

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 79

| Statement of
| Cash Flows

                                     Six Months Ended April 30, 2010 (Unaudited)

                                                                                                      INSURED        INSURED
                                                                                                      QUALITY    OPPORTUNITY
                                                                                                         (NQI)          (NIO)
-----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM OPERATIONS              $   31,748,020  $  71,230,700
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
   Purchases of investments                                                                       (30,756,530)   (81,933,936)
   Proceeds from sales and maturities of investments                                               57,833,503     70,636,404
   Proceeds from (Purchases of) short-term investments, net                                       (10,000,000)     7,585,000
   Amortization (Accretion) of premiums and discounts, net                                         (1,459,124)    (2,367,174)
   (Increase) Decrease in receivable for dividends and interest                                       210,230         92,902
   (Increase) Decrease in receivable for investments sold                                         (14,128,711)     4,970,542
   (Increase) Decrease in other assets                                                                 10,417        (79,077)
   Increase (Decrease) in payable for investments purchased                                         1,052,700             --
   Increase (Decrease) in payable for Auction Rate Preferred share dividends                           (1,864)        (5,590)
   Increase (Decrease) in interest payable                                                                 --             --
   Increase (Decrease) in accrued management fees                                                     (15,827)       (53,091)
   Increase (Decrease) in accrued other liabilities                                                    35,002       (103,217)
   Net realized (gain) loss from investments                                                        1,205,476     (1,262,206)
   Change in net unrealized (appreciation) depreciation of investments                            (14,463,528)   (24,694,438)
   Taxes paid on undistributed capital gains                                                             (118)       (16,773)
-----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                             21,269,646     44,000,046
-----------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in floating rate obligations                                                      130,000             --
Increase (Decrease) in cash overdraft balance                                                              --             --
(Increase) Decrease in cash equivalents                                                                    --             --
Cash distributions paid to Common shareholders                                                    (15,605,115)   (39,719,431)
Cost of Common shares repurchased and retired                                                              --        (37,551)
Increase (Decrease) in Auction Rate Preferred shares noticed for redemption, at liquidation
   value                                                                                                   --             --
(Increase) Decrease in deferred offering costs                                                             --             --
Increase (Decrease) in payable for offering costs                                                          --             --
Increase (Decrease) in MuniFund Term Preferred shares, at liquidation value                                --             --
Increase (Decrease) in Auction Rate Preferred shares, at liquidation value                         (6,650,000)   (10,650,000)
-----------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                                            (22,125,115)   (50,406,982)
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                                      (855,469)    (6,406,936)
Cash at the beginning of period                                                                     1,811,377     10,773,888
-----------------------------------------------------------------------------------------------------------------------------
Cash at the End of Period                                                                             955,908      4,366,952
=============================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Non-cash financing activities not included herein consist of reinvestments of Common share distributions of $495,557 for Insured Quality (NQI).

Cash paid for interest (excluding amortization of offering costs, where applicable) was as follows:

                                                                                                      INSURED        INSURED
                                                                                                      QUALITY    OPPORTUNITY
                                                                                                         (NQI)          (NIO)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                               $      184,602  $     425,909
=============================================================================================================================

                                 See accompanying notes to financial statements.

80 Nuveen Investments

                                                                                      INSURED
                                                                                      INSURED         INSURED
                                                                                      PREMIUM        DIVIDEND        TAX-FREE
                                                                                     INCOME 2       ADVANTAGE       ADVANTAGE
                                                                                         (NPX)           (NVG)           (NEA)
------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
   OPERATIONS                                                                   $  23,328,745  $   18,432,512  $   14,830,832
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used
   in) operating activities:
   Purchases of investments                                                       (48,778,688)    (10,086,178)     (5,190,360)
   Proceeds from sales and maturities of investments                               51,115,022      10,033,347          55,692
   Proceeds from (Purchases of) short-term investments, net                                --              --       3,790,000
   Amortization (Accretion) of premiums and discounts, net                           (685,271)       (430,266)       (100,907)
   (Increase) Decrease in receivable for dividends and interest                       612,736         147,356         (83,988)
   (Increase) Decrease in receivable for investments sold                           9,679,732       1,388,647              --
   (Increase) Decrease in other assets                                                (25,287)          7,255         (18,712)
   Increase (Decrease) in payable for investments purchased                        (9,639,100)             --              --
   Increase (Decrease) in payable for Auction Rate Preferred share dividends               --          (2,186)         (1,802)
   Increase (Decrease) in interest payable                                                 --         159,311         209,000
   Increase (Decrease) in accrued management fees                                     (17,201)          9,197          19,288
   Increase (Decrease) in accrued other liabilities                                   (23,280)          9,434         (82,734)
   Net realized (gain) loss from investments                                         (641,313)         (2,973)          4,671
   Change in net unrealized (appreciation) depreciation of investments             (7,583,831)     (5,233,535)     (5,086,795)
   Taxes paid on undistributed capital gains                                              (26)         (2,815)             (8)
------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                             17,339,238      14,429,106       8,344,177
------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Increase (Decrease) in floating rate obligations                                           --              --              --
Increase (Decrease) in cash overdraft balance                                      (1,033,897)             --              --
(Increase) Decrease in cash equivalents                                                    --     106,158,035              --
Cash distributions paid to Common shareholders                                    (13,810,108)    (13,734,905)     (9,184,835)
Cost of Common shares repurchased and retired                                              --              --              --
Increase (Decrease) in Auction Rate Preferred shares noticed for redemption,
   at liquidation value                                                                    --    (106,125,000)             --
(Increase) Decrease in deferred offering costs                                         40,277         184,560      (1,516,027)
Increase (Decrease) in payable for offering costs                                          --         (21,730)        308,932
Increase (Decrease) in MuniFund Term Preferred shares, at liquidation value                --              --      83,000,000
Increase (Decrease) in Auction Rate Preferred shares, at liquidation value                 --              --     (81,375,000)
------------------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) financing activities                            (14,803,728)    (13,539,040)     (8,766,930)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH                                                     2,535,510         890,066        (422,753)
Cash at the beginning of period                                                            --       1,196,918       1,565,603
------------------------------------------------------------------------------------------------------------------------------
Cash at the End of Period                                                           2,535,510       2,086,984       1,142,850
==============================================================================================================================

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest (excluding amortization of offering costs, where applicable) was as follows:

                                                                                      INSURED         INSURED         INSURED
                                                                                      PREMIUM        DIVIDEND        TAX-FREE
                                                                                     INCOME 2       ADVANTAGE       ADVANTAGE
                                                                                         (NPX)           (NVG)           (NEA)
------------------------------------------------------------------------------------------------------------------------------
                                                                                $     496,426  $    1,688,769  $      721,812
==============================================================================================================================

                                 See accompanying notes to financial statements.

                                                           Nuveen Investments 81

| Notes to Financial Statements(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured Quality Municipal Fund, Inc. (NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund 2 (NPX), Nuveen Insured Dividend Advantage Municipal Fund (NVG) and Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) (collectively, the "Funds"). Common shares of Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) are traded on the New York Stock Exchange ("NYSE") while Common shares of Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) are traded on the NYSE Amex. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, management investment companies.

During the fiscal year ended October 31, 2009, the following Nuveen Florida closed-end municipal funds were reorganized into the following existing Nuveen national municipal closed-end funds, as follows (collectively, the "Reorganizations"):

      o Nuveen Insured Florida Premium Income Municipal Fund (NFL) into Insured Opportunity (NIO);

      o Nuveen Insured Florida Tax-Free Advantage Municipal Fund (NWF) into Insured Tax-Free Advantage (NEA).

Each of these Funds called a special meeting of shareholders, originally scheduled in each case for May 15, 2009, to vote on the Reorganizations. Those meetings were subsequently adjourned to and reconvened in June and July, at which time, shareholders of each of Insured Florida Premium Income (NFL), Insured Florida Tax-Free Advantage (NWF), Insured Opportunity (NIO) and Insured Tax-Free Advantage (NEA) approved its respective Reorganization, with more than 80% of participating shares of each fund voting in favor of the Reorganization.

After the close of business on October 16, 2009, Insured Opportunity (NIO) and Insured Tax-Free Advantage (NEA) acquired all the net assets of Insured Florida Premium Income (NFL) and Insured Florida Tax-Free Advantage (NWF), respectively, pursuant to the plan of Reorganizations described above. The acquisition was accomplished by a tax-free exchange of Insured Florida Premium Income (NFL) and Insured Florida Tax-Free Advantage (NWF) Common shares for Insured Opportunity
(NIO) and Insured Tax-Free Advantage (NEA) Common shares, respectively. On October 16, 2009, the net assets of Insured Florida Premium Income (NFL) and Insured Florida Tax-Free Advantage (NWF) were $207,492,882 and $54,285,213, respectively. Insured Florida Premium Income's (NFL) and Insured Florida Tax-Free Advantage's (NWF) net assets applicable to Common shares at that date included $8,234,921 and $3,171,992 of net unrealized appreciation, respectively. Each Fund's net unrealized appreciation was combined with that of Insured Opportunity (NIO) and Insured Tax-Free Advantage (NEA), respectively. The combined net assets applicable to Common shares of Insured Opportunity (NIO) and Insured Tax-Free Advantage (NEA) immediately after the acquisitions were $1,372,440,081 and $323,751,223, respectively. For accounting and performance reporting purposes, Insured Opportunity (NIO) and Insured Tax-Free Advantage
(NEA) are the survivors. Prior to the Reorganizations, each of Insured Florida Premium Income (NFL) and Insured Florida Tax-Free Advantage (NWF) established a reserve for certain costs and expenses associated with the Reorganizations, including amounts estimated for the advancement of legal costs in connection with legal proceedings brought by a shareholder of the funds challenging the Reorganizations. The amount of such reserve is included as a component of Insured Opportunity's (NIO) and Insured Tax-Free Advantage's (NEA) "Accrued other expenses" on the Statement of Assets and Liabilities.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with US generally accepted accounting principles ("U.S. GAAP").

82 Nuveen Investments

Investment Valuation

Exchange-listed securities are generally valued at the last sales price on the security exchange on which such securities are primarily traded. Securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. Prices of forward swap contracts are also provided by an independent pricing service approved by each Fund's Board of Directors/Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular investment or derivative instrument, the Board of Directors/Trustees of the Fund, or its designee, may establish fair value using a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At April 30, 2010, Insured Quality (NQI) had outstanding when-issued/delayed delivery purchase commitments of $1,052,700. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Dividend income is recorded on the ex-dividend date. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

                                                           Nuveen Investments 83

| Notes to Financial Statements (Unaudited) (continued)

Auction Rate Preferred Shares

The following Funds have issued and outstanding Auction Rate Preferred Shares ("ARPS"), $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's ARPS are issued in more than one Series. The dividend rate paid by the Funds on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable at the end of each rate period. As of April 30, 2010, the number of ARPS outstanding, by Series and in total, for each Fund is as follows:

                                             PREMIER      INSURED      INSURED
                   INSURED       INSURED     INSURED     DIVIDEND     TAX-FREE
                   QUALITY   OPPORTUNITY      INCOME    ADVANTAGE    ADVANTAGE
                      (NQI)         (NIO)       (NIF)        (NVG)        (NEA)
--------------------------------------------------------------------------------
Number of shares:
   Series M          1,954         3,319          --        1,247           --
   Series T          1,956         3,319          --        1,217        1,104
   Series W          1,957         3,320         678           --        1,105
   Series W2            --         2,655          --           --          486**
   Series W3            --         1,486*         --           --           --
   Series TH         1,745         3,319       2,263        1,214           --
   Series TH2           --         3,321          --           --           --
   Series TH3           --         2,536*         --           --           --
   Series F          1,956         3,318       2,264           --           --
--------------------------------------------------------------------------------
Total                9,568        26,593       5,205        3,678        2,695
================================================================================
*     ARPS issued in the Reorganization of Insured Florida Premium Income (NFL).

**    ARPS issued in the Reorganization of Insured Florida Tax-Free Advantage
      (NWF).

Beginning in February 2008, more shares for sale were submitted in the regularly scheduled auctions for the ARPS issued by the Funds than there were offers to buy. This meant that these auctions "failed to clear,'' and that many ARPS shareholders who wanted to sell their shares in these auctions were unable to do so. ARPS shareholders unable to sell their shares received distributions at the "maximum rate'' applicable to failed auctions as calculated in accordance with the pre-established terms of the ARPS. As of April 30, 2010, the aggregate amount of outstanding ARPS redeemed by each Fund is as follows:

                                                                          PREMIER         INSURED         INSURED         INSURED
                                           INSURED         INSURED        INSURED         PREMIUM        DIVIDEND        TAX-FREE
                                           QUALITY     OPPORTUNITY         INCOME        INCOME 2       ADVANTAGE       ADVANTAGE
                                              (NQI)           (NIO)          (NIF)           (NPX)           (NVG)           (NEA)
----------------------------------------------------------------------------------------------------------------------------------
ARPS redeemed, at liquidation value   $ 78,800,000   $ 126,175,000   $ 30,875,000   $ 268,900,000   $ 141,050,000   $ 105,625,000
==================================================================================================================================

MuniFund Term Preferred Shares

The following Funds have issued and outstanding MuniFund Term Preferred ("MTP") Shares, with a $10 stated value per share. Proceeds from the issuance of MTP Shares, net of offering expenses, were used to redeem a portion of each Fund's outstanding ARPS. Each Fund's MTP Shares are issued in one Series. Dividends, which are recognized as interest expense for financial reporting purposes, will be paid monthly at a fixed annual rate, subject to adjustments in certain circumstances. The MTP Shares trade on the NYSE. As of April 30, 2010, the number of MTP Shares outstanding, annual interest rate and the NYSE "ticker" symbol for each Fund are as follows:

           INSURED DIVIDEND ADVANTAGE (NVG)     INSURED TAX-FREE ADVANTAGE (NEA)
          ----------------------------------   ---------------------------------
                          ANNUAL                               ANNUAL
               SHARES   INTEREST        NYSE        SHARES   INTEREST       NYSE
          OUTSTANDING       RATE      TICKER   OUTSTANDING       RATE     TICKER
--------------------------------------------------------------------------------
Series:
   2014    10,800,000      2.95%    NVG Pr C            --        --%         --
   2015            --         --          --     8,300,000       2.85   NEA Pr C
================================================================================

84 Nuveen Investments

Each Fund is obligated to redeem its MTP Shares by the date as specified in its offering document ("Term Redemption"), unless earlier redeemed or repurchased by the Fund. MTP Shares are subject to optional and mandatory redemption in certain circumstances. MTP Shares will be subject to redemption at the option of each Fund ("Optional Redemption Date"), subject to a payment of premium for one year following the Optional Redemption Date ("Premium Expiration Date"), and at par thereafter. MTP Shares also will be subject to redemption, at the option of each Fund, at par in the event of certain changes in the credit rating of the MTP Shares. Each Fund may be obligated to redeem certain of the MTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends. The Term Redemption, Optional Redemption Date and Premium Expiration Date for each Fund's MTP Shares are as follows:

                                                    INSURED             INSURED
                                                   DIVIDEND            TAX-FREE
                                                  ADVANTAGE           ADVANTAGE
                                                       (NVG)               (NEA)
                                                SERIES 2014         SERIES 2015
--------------------------------------------------------------------------------
Term Redemption                            November 1, 2014    February 1, 2015
Optional Redemption Date                   November 1, 2010    February 1, 2011
Premium Expiration Date                    November 1, 2011    January 31, 2012
================================================================================

The average amount of MTP Shares outstanding during the six months ended April 30, 2010, was as follows:

                                                        INSURED        INSURED
                                                       DIVIDEND       TAX-FREE
                                                      ADVANTAGE      ADVANTAGE
                                                           (NVG)          (NEA)*
--------------------------------------------------------------------------------
Average amount of MTP Shares outstanding          $ 108,000,000   $ 82,215,686
================================================================================

* For the period January 19, 2010 (first issuance date of shares) through April 30, 2010.

For financial reporting purposes only, the liquidation value of MTP Shares is recorded as a liability on the Statement of Assets and Liabilities. Unpaid dividends on MTP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities. Dividends paid on MTP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

Net amounts earned by Nuveen Investments, Inc. ("Nuveen") as underwriter of each Fund's MTP Share offering were passed directly to the Funds and are recognized as a component of "Investment Income" on the Statement of Operations. For the six months ended April 30, 2010, the net amounts earned by Nuveen were as follows:

                                                        INSURED        INSURED
                                                       DIVIDEND       TAX-FREE
                                                      ADVANTAGE      ADVANTAGE
                                                           (NVG)          (NEA)*
--------------------------------------------------------------------------------
Net amounts earned by Nuveen                           $  2,916       $  6,029
================================================================================

* For the period January 19, 2010 (first issuance date of shares) through April 30, 2010.

Variable Rate Demand Preferred Shares

Insured Premium Income 2 (NPX) has issued and outstanding 2,190 Series 1 Variable Rate Demand Preferred ("VRDP") Shares, $100,000 liquidation value per share. The Fund issued its VRDP Shares in a privately negotiated offering in August 2008. Proceeds of the Fund's offering were used to redeem a portion of the Fund's outstanding ARPS. The VRDP Shares were offered to institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933 and have a maturity date of August 1, 2038.

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom the Fund has contracted in the event that purchase orders for VRDP Shares in a remarketing are not sufficient in number to be matched with the sale orders in that remarketing. The terms of the Fund's VRDP Shares presently do not provide the liquidity provider with the right to cause the Fund to redeem VRDP Shares after six months of continuous, unsuccessful remarketing. The Fund's Board of Directors/Trustees has approved, in connection with renewing its liquidity provider contract in June 2010, the issuance of replacement VRDP Shares that would provide the liquidity provider with a right of redemption after six months of continuous unsuccessful remarketing.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation value. If remarketings for VRDP Shares are

                                                           Nuveen Investments 85

| Notes to Financial Statements (Unaudited) (continued)

continuously unsuccessful for six months, the maximum rate is designed to escalate according to a specified schedule in order to enhance the remarketing agent's ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends.

Insured Premium Income 2 (NPX) had all $219,000,000 of its VRDP Shares outstanding during the six months ended April 30, 2010, with an annualized interest rate of 0.31%.

For financial reporting purposes only, the liquidation value of VRDP Shares is recognized as a liability on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of "Interest payable" on the Statement of Assets and Liabilities. Dividends paid on the VRDP Shares are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations. In addition to this interest expense, the Funds also pay a per annum liquidity fee to the liquidity provider, which is recognized as "Liquidity fees" on the Statement of Operations.

Insurance

Under normal circumstances and during the six months ended April 30, 2010, each Fund invests at least 80% of their net assets, (as defined in Footnote 7 - Management Fees and Other Transactions with Affiliates) in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. For purposes of this 80%, insurers must have a claims paying ability rated at least "A" at the time of purchase by at least one independent rating agency. In addition, each Fund invests at least 80% of its net assets in municipal securities that are rated at least "BBB" at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by Nuveen Asset Management (the "Adviser"), a wholly-owned subsidiary of Nuveen, or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure timely payment of principal and interest. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80%. Each Fund may also invest up to 20% of its net assets in municipal securities rated at least "BBB" (based on the higher rating of the insurer, if any, or the underlying bond) or are unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

 Inverse Floating Rate Securities

Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond's par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an "inverse floater") that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an "externally-deposited inverse floater"), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a "self-deposited inverse floater"). The inverse floater held by a Fund gives the Fund the right (a) to cause the holders of the floating rate certificates to tender their notes at par, and (b) to have the broker transfer the fixed-rate bond held by the trust to the Fund, thereby collapsing the trust. An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as "(IF) - Inverse floating rate investment." An investment in a self-deposited inverse floater is accounted for as a financing transaction. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as "(UB) - Underlying bond of an

86 Nuveen Investments
inverse floating rate trust reflected as a financing transaction," with the Fund accounting for the short-term floating rate certificates issued by the trust as "Floating rate obligations" on the Statement of Assets and Liabilities. In addition, the Fund reflects in "Investment Income" the entire earnings of the underlying bond and recognizes the related interest paid to the holders of the short-term floating rate certificates as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

During the six months ended April 30, 2010, each Fund invested in externally-deposited inverse floaters and/or self-deposited inverse floaters.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a "recourse trust" or "credit recovery swap") (such agreements referred to herein as "Recourse Trusts") with a broker-dealer by which a Fund agrees to reimburse the broker-dealer, in certain circumstances, for the difference between the liquidation value of the fixed-rate bond held by the trust and the liquidation value of the floating rate certificates issued by the trust plus any shortfalls in interest cash flows. Under these agreements, a Fund's potential exposure to losses related to or on inverse floaters may increase beyond the value of a Fund's inverse floater investments as a Fund may potentially be liable to fulfill all amounts owed to holders of the floating rate certificates. At period end, any such shortfall is recognized as "Unrealized depreciation on Recourse Trusts" on the Statement of Assets and Liabilities.

At April 30, 2010, each Fund's maximum exposure to externally-deposited Recourse Trusts, is as follows:

                                                                           PREMIER        INSURED      INSURED       INSURED
                                             INSURED        INSURED        INSURED        PREMIUM     DIVIDEND      TAX-FREE
                                             QUALITY    OPPORTUNITY         INCOME       INCOME 2    ADVANTAGE     ADVANTAGE
                                                (NQI)          (NIO)          (NIF)          (NPX)        (NVG)         (NEA)
-----------------------------------------------------------------------------------------------------------------------------
Maximum exposure to Recourse Trusts     $ 26,606,650   $ 31,095,000   $ 15,375,000   $ 14,845,000         $ --   $ 6,665,000
=============================================================================================================================

The average floating rate obligations outstanding and average annual interest rate and fees related to self-deposited inverse floaters during the six months ended April 30, 2010, were as follows:

                                                                                 PREMIER       INSURED       INSURED       INSURED
                                                    INSURED        INSURED       INSURED       PREMIUM      DIVIDEND      TAX-FREE
                                                    QUALITY    OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE     ADVANTAGE
                                                       (NQI)          (NIO)         (NIF)         (NPX)         (NVG)         (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Average floating rate obligations outstanding  $ 59,253,453  $ 134,833,333  $ 25,665,000  $ 57,980,000  $ 28,413,334  $ 13,040,000
Average annual interest rate and fees                 0.63%          0.64%         0.65%         0.56%         0.68%         0.71%
===================================================================================================================================

Forward Swap Contracts

Each Fund is authorized to enter into forward interest rate swap contracts consistent with their investment objectives and policies to reduce, increase or otherwise alter its risk profile or to alter its portfolio characteristics (i.e. duration, yield curve positioning and credit quality).

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Each Fund's use of forward interest rate swap transactions is intended to help the Fund manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Fund's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve each Fund's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Fund's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. Forward interest rate swap contracts are valued daily. The net amount recorded on these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as "Unrealized appreciation or depreciation on forward swaps" with the change during the fiscal period recognized on the Statement of Operations as "Change in net unrealized appreciation (depreciation) of forward swaps."

The Funds may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. Net realized gains and losses during the fiscal period are recognized on the Statement of Operations as "Net realized gain (loss) from forward swaps." Each Fund intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Fund upon termination. The Funds did not invest in forward interest rate swap transactions during the six months ended April 30, 2010.

                                                           Nuveen Investments 87

| Notes to Financial Statements (Unaudited) (continued)

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Offering Costs

Costs incurred by Insured Premium Income 2 (NPX) in connection with its offering of VRDP Shares ($2,535,000) were recorded as a deferred charge which will be amortized over the 30-year life of the shares. Costs incurred by Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) in connection with their offerings of MTP Shares ($1,875,000 and $1,605,000, respectively) were recorded as a deferred charge which will be amortized over the 5-year life of the shares. Each Fund's amortized deferred charges are recognized as a component of "Interest expense and amortization of offering costs" on the Statement of Operations.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Indemnifications

Under the Funds' organizational documents, their officers and directors/trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

88 Nuveen Investments

2. FAIR VALUE MEASUREMENTS

In determining the value of each Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

      Level 1 - Quoted prices in active markets for identical securities.

      Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

      Level 3 - Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of April 30, 2010:

INSURED QUALITY (NQI)                    LEVEL 1            LEVEL 2      LEVEL 3              TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                          $ --   $    799,986,545         $ --   $    799,986,545
   Short-Term Investments                     --         10,000,000           --         10,000,000
---------------------------------------------------------------------------------------------------
Total                                       $ --   $    809,986,545         $ --   $    809,986,545
===================================================================================================

INSURED OPPORTUNITY (NIO)                LEVEL 1            LEVEL 2      LEVEL 3              TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                          $ --   $  2,155,558,928         $ --   $  2,155,558,928
   Short-Term Investments                     --          5,782,000           --          5,782,000
---------------------------------------------------------------------------------------------------
Total                                       $ --   $  2,161,340,928         $ --   $  2,161,340,928
===================================================================================================

PREMIER INSURED INCOME (NIF)             LEVEL 1           LEVEL 2       LEVEL 3              TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                          $ --   $    431,603,809         $ --   $    431,603,809
   Short-Term Investments                     --          2,885,000           --          2,885,000
---------------------------------------------------------------------------------------------------
Total                                       $ --   $    434,488,809         $ --   $    434,488,809
===================================================================================================

INSURED PREMIUM INCOME 2 (NPX)           LEVEL 1            LEVEL 2      LEVEL 3              TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                          $ --   $    755,387,364         $ --   $    755,387,364
===================================================================================================

INSURED DIVIDEND ADVANTAGE (NVG)         LEVEL 1            LEVEL 2      LEVEL 3              TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                          $ --   $    662,462,567         $ --   $    662,462,567
   Investment Companies               1,321,031                  --           --          1,321,031
---------------------------------------------------------------------------------------------------
Total                              $  1,321,031    $    662,462,567         $ --   $    663,783,598
===================================================================================================

INSURED TAX-FREE ADVANTAGE (NEA)         LEVEL 1            LEVEL 2      LEVEL 3              TOTAL
---------------------------------------------------------------------------------------------------
Investments:
   Municipal Bonds                          $ --   $    481,873,244         $ --   $    481,873,244
===================================================================================================

3. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. The Funds did not invest in derivative instruments during the six months ended April 30, 2010.

                                                           Nuveen Investments 89

| Notes to Financial Statements (Unaudited) (continued)

4. FUND SHARES
Common Shares
Transactions in Common shares were as follows:

                                                            INSURED                   INSURED                 PREMIER INSURED
                                                         QUALITY (NQI)            OPPORTUNITY (NIO)             INCOME (NIF)
                                                   ------------------------   -------------------------   ----------------------
                                                    SIX MONTHS         YEAR   SIX MONTHS           YEAR   SIX MONTHS        YEAR
                                                         ENDED        ENDED        ENDED          ENDED        ENDED       ENDED
                                                       4/30/10     10/31/09      4/30/10       10/31/09      4/30/10    10/31/09
--------------------------------------------------------------------------------------------------------------------------------
Common shares:
   Issued in the Reorganization                             --           --           --     14,451,767*          --          --
   Issued to shareholders due to reinvestment of
      distributions                                     35,617       11,552           --             --           --          --
   Repurchased and retired                                  --           --       (2,900)            --           --          --
================================================================================================================================

Weighted average Common share:
   Price per share repurchased and retired                  --           --   $    12.93             --           --          --
   Discount per share repurchased and retired               --           --         8.57%            --           --          --
================================================================================================================================

                                                            INSURED                   INSURED                     INSURED
                                                    PREMIUM INCOME 2 (NPX)     DIVIDEND ADVANTAGE (NVG)   TAX-FREE ADVANTAGE (NEA)
                                                   ------------------------   -------------------------   ------------------------
                                                    SIX MONTHS         YEAR   SIX MONTHS           YEAR   SIX MONTHS          YEAR
                                                         ENDED        ENDED        ENDED          ENDED        ENDED         ENDED
                                                       4/30/10     10/31/09      4/30/10       10/31/09      4/30/10      10/31/09
------------------------------------------------------------------------------------------------------------------------------------
Common shares:
   Issued in the Reorganization                             --           --           --             --           --     3,728,205**
   Issued to shareholders due to reinvestment of
     distributions                                          --           --           --             --           --            --
   Repurchased and retired                                  --           --           --        (10,400)          --       (19,300)
------------------------------------------------------------------------------------------------------------------------------------
                                                            --           --           --        (10,400)          --     3,708,905
====================================================================================================================================

Weighted average Common share:
   Price per share repurchased and retired                  --           --           --   $      11.53           --   $     10.98
   Discount per share repurchased and retired               --           --           --          16.82%          --         18.03%
====================================================================================================================================

* Common shares issued in the Reorganization of Insured Florida Premium Income (NFL).
** Common shares issued in the Reorganization of Insured Florida Tax-Free Advantage (NWF).

Preferred Shares
Transactions in ARPS were as follows:

                                                 INSURED QUALITY (NQI)                          INSURED OPPORTUNITY (NIO)
                                    ----------------------------------------------  -----------------------------------------------
                                       SIX MONTHS ENDED           YEAR ENDED           SIX MONTHS ENDED           YEAR ENDED
                                           4/30/10                 10/31/09                4/30/10                 10/31/09
                                    -----------------------------------------------------------------------------------------------
                                    SHARES         AMOUNT   SHARES          AMOUNT  SHARES          AMOUNT  SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ARPS issued in the Reorganization:
   Series W3                            --   $         --       --   $          --      --   $          --   1,510*  $  37,750,000*
   Series TH3                           --             --       --              --      --              --   2,577*     64,425,000*
-----------------------------------------------------------------------------------------------------------------------------------
                                        --             --       --              --      --              --   4,087     102,175,000
-----------------------------------------------------------------------------------------------------------------------------------

ARPS redeemed/and or noticed for
   redemption:
   Series M                            (55)    (1,375,000)    (431)    (10,775,000)    (53)     (1,325,000)   (294)     (7,350,000)
   Series T                            (54)    (1,350,000)    (430)    (10,750,000)    (53)     (1,325,000)   (294)     (7,350,000)
   Series W                            (54)    (1,350,000)    (429)    (10,725,000)    (53)     (1,325,000)   (294)     (7,350,000)
   Series W2                            --             --       --              --     (43)     (1,075,000)   (236)     (5,900,000)
   Series W3                            --             --       --              --     (41)     (1,025,000)     --              --
   Series TH                           (49)    (1,225,000)    (383)     (9,575,000)    (53)     (1,325,000)   (295)     (7,375,000)
   Series TH2                           --             --       --              --     (53)     (1,325,000)   (294)     (7,350,000)
   Series TH3                           --             --       --              --     (24)       (600,000)     --              --
   Series F                            (54)    (1,350,000)    (430)    (10,750,000)    (53)     (1,325,000)   (295)     (7,375,000)
-----------------------------------------------------------------------------------------------------------------------------------
                                      (266)    (6,650,000)  (2,103)    (52,575,000)   (426)    (10,650,000) (2,002)    (50,050,000)
-----------------------------------------------------------------------------------------------------------------------------------
Total                                 (266)  $ (6,650,000)  (2,103)  $ (52,575,000)   (426)  $ (10,650,000)  2,085   $  52,125,000
===================================================================================================================================

90 Nuveen Investments

                                              PREMIER INSURED INCOME (NIF)                   INSURED PREMIUM INCOME 2 (NPX)
                                    ----------------------------------------------  -----------------------------------------------
                                       SIX MONTHS ENDED           YEAR ENDED           SIX MONTHS ENDED           YEAR ENDED
                                           4/30/10                 10/31/09                4/30/10                 10/31/09
                                    -----------------------------------------------------------------------------------------------
                                    SHARES         AMOUNT   SHARES          AMOUNT  SHARES          AMOUNT  SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
ARPS redeemed/and or noticed for
redemption:
   Series M                             --           $ --       --   $          --     N/A             N/A     N/A             N/A
   Series T                             --             --       --              --     N/A             N/A     N/A             N/A
   Series W                             --             --     (130)     (3,250,000)    N/A             N/A     N/A             N/A
   Series TH                            --             --     (432)    (10,800,000)    N/A             N/A     N/A             N/A
   Series F                             --             --     (431)    (10,775,000)    N/A             N/A     N/A             N/A
-----------------------------------------------------------------------------------------------------------------------------------
Total                                   --           $ --     (993)  $ (24,825,000)    N/A             N/A     N/A             N/A
===================================================================================================================================

                                          INSURED DIVIDEND ADVANTAGE (NVG)                INSURED TAX-FREE ADVANTAGE (NEA)
                                    --------------------------------------------   -------------------------------------------------
                                     SIX MONTHS ENDED           YEAR ENDED            SIX MONTHS ENDED           YEAR ENDED
                                         4/30/10                 10/31/09                 4/30/10                 10/31/09
                                    ------------------------------------------------------------------------------------------------
                                    SHARES      AMOUNT   SHARES          AMOUNT    SHARES          AMOUNT  SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
ARPS issued in the Reorganization:
   Series W2                            --        $ --       --   $           --       --   $          --   1,070**  $  26,750,000**
------------------------------------------------------------------------------------------------------------------------------------

ARPS redeemed/and or noticed for
redemption:
   Series M                             --          --   (1,832)     (45,800,000)      --              --      --               --
   Series T                             --          --   (1,783)     (44,575,000)  (1,336)    (33,400,000)   (216)      (5,400,000)
   Series W                             --          --       --               --   (1,335)    (33,375,000)   (216)      (5,400,000)
   Series W2                            --          --       --               --     (584)    (14,600,000)     --               --
   Series TH                            --          --   (1,786)     (44,650,000)      --              --      --               --
------------------------------------------------------------------------------------------------------------------------------------
                                        --          --   (5,401)    (135,025,000)  (3,255)    (81,375,000)   (432)     (10,800,000)
------------------------------------------------------------------------------------------------------------------------------------
Total                                   --        $ --   (5,401)  $ (135,025,000)  (3,255)  $ (81,375,000)    638    $  15,950,000
====================================================================================================================================

* ARPS issued in the Reorganization of Insured Florida Premium Income (NFL). Prior to the Reorganization, Insured Florida Premium Income (NFL) redeemed 130 and 233 Series W and TH shares, respectively, in the amounts of $3,250,000 and $5,575,000, respectively.

**    ARPS issued in the Reorganization of Insured Florida Tax-Free Advantage
      (NWF). Prior to the Reorganization, Insured Florida Tax-Free Advantage
      (NWF) redeemed 90 Series W shares in the amount of $2,250,000.

N/A Insured Premium Income 2 (NPX) redeemed all $268,900,000 of its outstanding ARPS during the fiscal year ended October 31, 2008.

Transactions in MTP Shares were as follows:

                                    INSURED DIVIDEND ADVANTAGE (NVG)
                     -----------------------------------------------------------
                            SIX MONTHS ENDED                   YEAR ENDED
                                4/30/10                         10/31/09
                     -----------------------------------------------------------
                          SHARES          AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------
MTP Shares issued:
   Series 2014                --            $ --     10,800,000   $  108,000,000
================================================================================

                                    INSURED TAX-FREE ADVANTAGE (NEA)
                     -----------------------------------------------------------
                            SIX MONTHS ENDED                   YEAR ENDED
                                4/30/10                         10/31/09
                     -----------------------------------------------------------
                          SHARES          AMOUNT         SHARES           AMOUNT
--------------------------------------------------------------------------------
MTP Shares issued:
   Series 2015         8,300,000   $  83,000,000             --             $ --
================================================================================

                                                           Nuveen Investments 91

| Notes to Financial Statements (Unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales (including maturities but excluding short-term investments) during the six months ended April 30, 2010, were as follows:

                                                           PREMIER        INSURED        INSURED       INSURED
                            INSURED         INSURED        INSURED        PREMIUM       DIVIDEND      TAX-FREE
                            QUALITY     OPPORTUNITY         INCOME       INCOME 2      ADVANTAGE     ADVANTAGE
                               (NQI)           (NIO)          (NIF)          (NPX)          (NVG)         (NEA)
---------------------------------------------------------------------------------------------------------------
Purchases              $ 30,756,530    $ 81,933,936   $ 24,593,873   $ 48,778,688   $ 10,086,178   $ 5,190,360
Sales and maturities     57,833,503      70,636,404     21,330,000     51,115,022     10,033,347        55,692
===============================================================================================================

6. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At April 30, 2010, the cost and unrealized appreciation (depreciation) of investments as determined on a federal income tax basis, were as follows:

                                                                           PREMIER         INSURED         INSURED         INSURED
                                         INSURED           INSURED         INSURED         PREMIUM        DIVIDEND        TAX-FREE
                                         QUALITY       OPPORTUNITY          INCOME        INCOME 2       ADVANTAGE       ADVANTAGE
                                            (NQI)             (NIO)           (NIF)           (NPX)           (NVG)           (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Cost of investments                $ 749,663,196   $ 1,976,647,888   $ 395,881,456   $ 692,941,469   $ 617,951,529   $ 454,137,143
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                       33,491,635   $    99,029,425   $  22,193,453   $  30,403,521   $  39,198,636   $  23,569,607
   Depreciation                      (32,441,626)      (49,163,931)     (9,252,405)    (25,940,200)    (21,778,806)     (8,870,991)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation) of investments   $   1,050,009   $    49,865,494   $  12,941,048   $   4,463,321   $  17,419,830   $  14,698,616
===================================================================================================================================

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at October 31, 2009, the Funds' last tax year end, were as follows:

                                                                             PREMIER       INSURED       INSURED       INSURED
                                                INSURED        INSURED       INSURED       PREMIUM      DIVIDEND      TAX-FREE
                                                QUALITY    OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE     ADVANTAGE
                                                   (NQI)          (NIO)         (NIF)         (NPX)         (NVG)         (NEA)
-------------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *       $ 7,130,915   $ 19,121,578   $ 4,578,949   $ 5,048,068   $ 6,280,025   $ 4,510,076
Undistributed net ordinary income **                746             --            96           157            --            54
Undistributed net long-term capital gains            --             --            --            --     1,311,770            --
===============================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2009, paid on November 2, 2009.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended October 31, 2009, was designated for purposes of the dividends paid deduction as follows:

                                                                               PREMIER       INSURED        INSURED        INSURED
                                                 INSURED        INSURED        INSURED       PREMIUM       DIVIDEND       TAX-FREE
                                                 QUALITY    OPPORTUNITY         INCOME      INCOME 2      ADVANTAGE      ADVANTAGE
                                                    (NQI)          (NIO)          (NIF)         (NPX)          (NVG)          (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income    $ 30,908,983   $ 61,377,271   $ 15,125,146  $ 26,240,993   $ 24,084,927   $ 14,021,812
Distributions from net ordinary income **             --        118,143             --            --             --             --
Distributions from net long-term capital
   gains                                              --             --             --            --             --             --
===================================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

92 Nuveen Investments

At October 31, 2009, the Funds' last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                                          PREMIER         INSURED         INSURED
                           INSURED         INSURED        INSURED         PREMIUM        TAX-FREE
                           QUALITY     OPPORTUNITY         INCOME        INCOME 2       ADVANTAGE
                              (NQI)           (NIO)*         (NIF)           (NPX)           (NEA)*
---------------------------------------------------------------------------------------------------
Expiration:
   October 31, 2010   $         --    $         --   $         --   $          --    $    772,428
   October 31, 2011             --              --             --              --          97,429
   October 31, 2012             --              --             --              --         236,625
   October 31, 2013             --              --             --              --       4,418,633
   October 31, 2014        731,585              --             --              --              --
   October 31, 2015             --       1,075,228         52,137              --         174,026
   October 31, 2016      3,901,375       7,511,676      2,437,248       6,922,132       1,917,479
   October 31, 2017        217,917              --             --         456,587              --
---------------------------------------------------------------------------------------------------
Total                 $  4,850,877    $  8,586,904   $  2,489,385   $   7,378,719    $  7,616,620
===================================================================================================

*     A portion of Insured Opportunity's (NIO) and Insured Tax-Free Advantage's
      (NEA) capital loss carryforward is subject to an annual limitation under the Internal Revenue Code and related regulations.

7. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Each Fund's management fee is separated into two components - a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all fund assets managed by the Adviser. This pricing structure enables each Fund's shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

                                                           INSURED QUALITY (NQI)
                                                       INSURED OPPORTUNITY (NIO)
                                                    PREMIER INSURED INCOME (NIF)
                                                  INSURED PREMIUM INCOME 2 (NPX)
AVERAGE DAILY NET ASSETS*                                   FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                               .4500%
For the next $125 million                                                .4375
For the next $250 million                                                .4250
For the next $500 million                                                .4125
For the next $1 billion                                                  .4000
For the next $3 billion                                                  .3875
For net assets over $5 billion                                           .3750
================================================================================

                                                INSURED DIVIDEND ADVANTAGE (NVG)
                                                INSURED TAX-FREE ADVANTAGE (NEA)
AVERAGE DAILY NET ASSETS*                                   FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                               .4500%
For the next $125 million                                                .4375
For the next $250 million                                                .4250
For the next $500 million                                                .4125
For the next $1 billion                                                  .4000
For net assets over $2 billion                                           .3750
================================================================================

                                                           Nuveen Investments 93

| Notes to Financial Statements (Unaudited) (continued)

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

COMPLEX-LEVEL ASSET BREAKPOINT LEVEL*         EFFECTIVE RATE AT BREAKPOINT LEVEL
--------------------------------------------------------------------------------
$55 billion                                                               .2000%
$56 billion                                                               .1996
$57 billion                                                               .1989
$60 billion                                                               .1961
$63 billion                                                               .1931
$66 billion                                                               .1900
$71 billion                                                               .1851
$76 billion                                                               .1806
$80 billion                                                               .1773
$91 billion                                                               .1691
$125 billion                                                              .1599
$200 billion                                                              .1505
$250 billion                                                              .1469
$300 billion                                                              .1445
================================================================================

* The complex-level fee component of the management fee for the funds is calculated based upon the aggregate daily managed assets of all Nuveen funds, with such daily managed assets defined separately for each fund in its management agreement, but excluding assets attributable to investments in other Nuveen funds. For the complex-level and fund-level fees, daily managed assets include assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser to limit the amount of such assets for determining managed assets in certain circumstances. As of April 30, 2010, the complex-level fee rate was .1852%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its directors/trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent directors/trustees that enables directors/trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised funds.

For the first ten years of Insured Dividend Advantage's (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2002*                            .30%           2008                        .25%
2003                             .30            2009                        .20
2004                             .30            2010                        .15
2005                             .30            2011                        .10
2006                             .30            2012                        .05
2007                             .30
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Insured Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured Tax-Free Advantage's (NEA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
NOVEMBER 30,                                     NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                            .32%            2007                       .32%
2003                             .32             2008                       .24
2004                             .32             2009                       .16
2005                             .32             2010                       .08
2006                             .32
================================================================================

*     From the commencement of operations.

The Adviser has not agreed to reimburse Insured Tax-Free Advantage (NEA) for any portion of its fees and expenses beyond November 30, 2010.

94 Nuveen Investments

8. NEW ACCOUNTING STANDARDS

Accounting for Transfers of Financial Assets During June 2009, the Financial Accounting Standards Board ("FASB") issued changes to the authoritative guidance under U.S. GAAP on accounting for transfers of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement, if any, in transferred financial assets.

This guidance is effective as of the beginning of each reporting entity's first annual reporting period that begins after November 15, 2009, for interim periods within that first annual reporting period and for interim and annual reporting periods thereafter. Earlier application is prohibited. The recognition and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of this guidance should be applied to transfers that occurred both before and after the effective date of this guidance. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and disclosures, if any.

Fair Value Measurements

On January 21, 2010, FASB issued changes to the authoritative guidance under U.S. GAAP for fair value measurements. The objective of this guidance is to provide guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for both Level 2 and Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements in the Level 3 rollforward must be shown on a gross basis rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

9. SUBSEQUENT EVENTS

Investment Policy Changes - Insurance

On May 3, 2010, the Funds' Board of Directors/Trustees approved changes to each Fund's insurance investment policies in response to the continuing challenges faced by municipal bond insurers. The changes to each Fund's investment policies are intended to increase the Fund's investment flexibility in pursuing its investment objective, while retaining the insured nature of its portfolio.

The changes, effective immediately, provide that under normal circumstances, the Funds invest at least 80% of their managed assets (as defined in Footnote 7 - Management Fees and Other Transactions with Affiliates) in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest. In addition, the municipal securities in which each Fund invests will be rated investment grade at the time of purchase (based on the higher of the rating of the insurer, if any, or the underlying security) by at least one independent rating agency, or are unrated but judged to be of similar credit quality by the Adviser, or are backed by an escrow or trust account containing sufficient U.S. government or U.S. government agency securities or U.S. Treasury-issued State and Local Government Series securities to ensure timely payment of principal and interest. Inverse floating rate securities whose underlying bonds are covered by insurance are included for purposes of the 80%.

                                                           Nuveen Investments 95

| Financial
| Highlights(Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                               INVESTMENT OPERATIONS
                                     ----------------------------------------------------------------------
                                                                DISTRIBUTIONS    DISTRIBUTIONS
                                                                     FROM NET             FROM
                         BEGINNING                                 INVESTMENT          CAPITAL
                            COMMON                       NET        INCOME TO         GAINS TO
                             SHARE          NET    REALIZED/     AUCTION RATE     AUCTION RATE
                         NET ASSET   INVESTMENT   UNREALIZED        PREFERRED        PREFERRED
                             VALUE       INCOME   GAIN (LOSS)    SHAREHOLDERS+    SHAREHOLDERS+      TOTAL
------------------------------------------------------------------------------------------------------------
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                    $ 13.61        $ .49       $  .34           $ (.01)           $  --     $   .82
2009                         11.68          .99         1.76             (.06)              --        2.69
2008                         14.88          .99        (3.16)            (.30)              --       (2.47)
2007                         15.40          .99         (.49)            (.29)              --         .21
2006                         15.31          .99          .24             (.25)            (.01)        .97
2005                         15.85         1.03         (.39)            (.16)              --         .48
INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                      14.22          .49          .26             (.01)              --         .74
2009                         12.39          .96         1.66             (.06)              --        2.56
2008                         15.04          .97        (2.62)            (.30)              --**     (1.95)
2007                         15.57          .98         (.45)            (.30)            (.01)        .22
2006                         15.46          .98          .34             (.24)            (.03)       1.05
2005                         16.06         1.01         (.50)            (.16)              --         .35
============================================================================================================

                                 LESS DISTRIBUTIONS
                         ----------------------------------
                                                                  DISCOUNT
                                NET                                   FROM
                         INVESTMENT     CAPITAL                     COMMON      ENDING
                          INCOME TO    GAINS TO                     SHARES      COMMON
                             COMMON      COMMON                REPURCHASED       SHARE    ENDING
                             SHARE-      SHARE-                        AND   NET ASSET    MARKET
                            HOLDERS     HOLDERS       TOTAL        RETIRED       VALUE     VALUE
-------------------------------------------------------------------------------------------------
INSURED QUALITY (NQI)
-------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                      $ (.42)     $   --     $  (.42)          $ --     $ 14.01   $ 14.20
2009                           (.76)         --        (.76)            --       13.61     13.30
2008                           (.73)         --        (.73)            --       11.68     11.15
2007                           (.73)         --        (.73)            --       14.88     13.61
2006                           (.80)       (.08)       (.88)            --       15.40     14.83
2005                           (.97)       (.05)      (1.02)            --       15.31     15.31
INSURED OPPORTUNITY (NIO)
-------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                        (.41)         --        (.41)            --**     14.55     13.97
2009                           (.73)         --        (.73)            --       14.22     12.98
2008                           (.70)         --**      (.70)            --       12.39     11.15
2007                           (.73)       (.02)       (.75)            --       15.04     13.56
2006                           (.80)       (.14)       (.94)            --       15.57     14.75
2005                           (.92)       (.03)       (.95)            --       15.46     14.52
=================================================================================================

                                              AUCTION RATE PREFERRED SHARES
                                                     AT END OF PERIOD
                                         ---------------------------------------
                                           AGGREGATE    LIQUIDATION
                                              AMOUNT     AND MARKET       ASSET
                                         OUTSTANDING          VALUE    COVERAGE
                                                (000)     PER SHARE   PER SHARE
--------------------------------------------------------------------------------
INSURED QUALITY (NQI)
--------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                                    $ 239,200       $ 25,000    $ 81,151
2009                                         245,850         25,000      78,001
2008                                         298,425         25,000      62,485
2007                                         318,000         25,000      69,808
2006                                         318,000         25,000      71,378
2005                                         318,000         25,000      71,052
INSURED OPPORTUNITY (NIO)
--------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                                      664,825         25,000      77,312
2009                                         675,475         25,000      75,292
2008                                         623,350         25,000      65,315
2007                                         680,000         25,000      69,864
2006                                         680,000         25,000      71,440
2005                                         680,000         25,000      71,126
================================================================================

96 Nuveen Investments

                                                     RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------------------------------------------
                                                   RATIOS TO AVERAGE NET ASSETS
     TOTAL RETURNS                               APPLICABLE TO COMMON SHARES++(b)
-----------------------                     ---------------------------------------
                  BASED           ENDING
                     ON              NET
   BASED         COMMON           ASSETS
      ON      SHARE NET       APPLICABLE     EXPENSES       EXPENSES            NET     PORTFOLIO
  MARKET          ASSET        TO COMMON    INCLUDING      EXCLUDING     INVESTMENT      TURNOVER
   VALUE(a)       VALUE(a)   SHARES (000)    INTEREST(c)    INTEREST         INCOME          RATE
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
   10.08%          6.12%     $   537,251         1.19%*         1.12%*         7.20%*           4%
   26.98          23.65          521,216         1.32           1.21           7.86             4
  (13.35)        (17.24)         447,463         1.49           1.23           7.03             7
   (3.48)          1.38          569,958         1.52           1.18           6.53             5
    2.76           6.53***       589,928         1.20           1.20           6.49            13
    2.11           3.09          585,777         1.19           1.19           6.58            21
---------------------------------------------------------------------------------------------------
   10.88           5.24        1,391,133         1.17*          1.10*          6.82*            3
   23.62          21.18        1,358,844         1.29           1.18           7.36             8
  (13.17)        (13.45)       1,005,218         1.43           1.19           6.76             9
   (3.18)          1.49        1,220,297         1.41           1.16           6.39             5
    8.26           7.05***     1,263,172         1.17           1.17           6.38            13
   (3.72)          2.21        1,254,638         1.16           1.16           6.35            25
===================================================================================================

*     Annualized.

**    Rounds to less than $.01 per share.

*** During the fiscal year ended October 31, 2006, Insured Quality (NQI) and Insured Opportunity (NIO) received payments from the Adviser or $27,762 and $42,338, respectively, to offset losses realized on the disposal of investments purchased in violation of each Fund's investment restrictions. This reimbursement did not have an impact on the Fund's Total Return on Common Share Net Asset Value.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

(c) The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 - Inverse Floating Rate Securities.

(d)   For the six months ended April 30, 2010.

                                See accompanying notes to financial statements.

                                                          Nuveen Investments 97

| Financial
| Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                                          INVESTMENT OPERATIONS
                                   --------------------------------------------------------------------
                                                              DISTRIBUTIONS    DISTRIBUTIONS
                                                                   FROM NET             FROM
                       BEGINNING                                 INVESTMENT          CAPITAL
                          COMMON                       NET        INCOME TO         GAINS TO
                           SHARE          NET    REALIZED/     AUCTION RATE     AUCTION RATE
                       NET ASSET   INVESTMENT   UNREALIZED        PREFERRED        PREFERRED
                           VALUE       INCOME   GAIN (LOSS)    SHAREHOLDERS+    SHAREHOLDERS+     TOTAL
---------------------------------------------------------------------------------------------------------
PREMIER INSURED INCOME (NIF)
---------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                  $ 14.38        $ .48      $   .24           $ (.01)          $   --    $   .71
2009                       12.54          .99         1.64             (.06)              --       2.57
2008                       14.90          .96        (2.37)            (.31)              --      (1.72)
2007                       15.40          .97         (.47)            (.29)              --        .21
2006                       15.33          .98          .25             (.25)            (.02)       .96
2005                       16.00         1.01         (.49)            (.16)            (.01)       .35
INSURED PREMIUM INCOME 2 (NPX)
---------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                    12.96          .40          .22               --               --        .62
2009                       11.39          .80         1.44               --               --       2.24
2008                       13.73          .80        (2.32)            (.20)              --      (1.72)
2007                       14.16          .86         (.39)            (.26)              --        .21
2006                       13.93          .86          .28             (.23)              --        .91
2005                       14.45          .89         (.44)            (.14)              --        .31
=========================================================================================================

                                     LESS DISTRIBUTIONS
                            ----------------------------------
                                   NET                              DISCOUNT
                            INVESTMENT     CAPITAL               FROM COMMON     ENDING
                             INCOME TO    GAINS TO                    SHARES     COMMON
                                COMMON      COMMON               REPURCHASED      SHARE    ENDING
                                SHARE-      SHARE-                       AND  NET ASSET    MARKET
                               HOLDERS     HOLDERS       TOTAL       RETIRED      VALUE     VALUE
--------------------------------------------------------------------------------------------------
PREMIER INSURED INCOME (NIF)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                         $ (.43)     $   --    $  (.43)          $ --    $ 14.66   $ 14.66
2009                              (.73)         --       (.73)            --      14.38     13.10
2008                              (.64)         --       (.64)            --      12.54     11.19
2007                              (.71)         --       (.71)            --      14.90     13.25
2006                              (.79)       (.10)      (.89)            --      15.40     14.60
2005                              (.93)       (.09)     (1.02)            --      15.33     14.40
INSURED PREMIUM INCOME 2 (NPX)
--------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                           (.37)         --       (.37)            --      13.21     12.67
2009                              (.67)         --       (.67)            --      12.96     11.86
2008                              (.62)         --       (.62)            --      11.39      9.56
2007                              (.64)         --       (.64)            --      13.73     12.18
2006                              (.68)         --       (.68)            --      14.16     13.03
2005                              (.83)         --       (.83)            --      13.93     12.83
==================================================================================================

                        AUCTION RATE PREFERRED SHARES         VARIABLE RATE DEMAND PREFERRED SHARES
                               AT END OF PERIOD                         AT END OF PERIOD
                    --------------------------------------   --------------------------------------
                      AGGREGATE    LIQUIDATION                 AGGREGATE    LIQUIDATION
                         AMOUNT     AND MARKET       ASSET        AMOUNT     AND MARKET       ASSET
                    OUTSTANDING          VALUE    COVERAGE   OUTSTANDING          VALUE    COVERAGE
                           (000)     PER SHARE   PER SHARE          (000)     PER SHARE   PER SHARE
----------------------------------------------------------------------------------------------------
PREMIER INSURED INCOME (NIF)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)               $ 130,125       $ 25,000    $ 79,706     $      --      $      --   $      --
2009                    130,125         25,000      78,662            --             --          --
2008                    154,950         25,000      64,301            --             --          --
2007                    161,000         25,000      69,938            --             --          --
2006                    161,000         25,000      71,429            --             --          --
2005                    161,000         25,000      71,215            --             --          --
INSURED PREMIUM INCOME 2 (NPX)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                      --             --          --       219,000        100,000     325,360
2009                         --             --          --       219,000        100,000     321,036
2008                         --             --          --       219,000        100,000     294,318
2007                    268,900         25,000      72,696            --             --          --
2006                    268,900         25,000      74,180            --             --          --
2005                    268,900         25,000      73,392            --             --          --
====================================================================================================

98     Nuveen Investments

                                                    RATIOS/SUPPLEMENTAL DATA
                             ----------------------------------------------------------------------
                                                  RATIOS TO AVERAGE NET ASSETS
     TOTAL RETURNS                              APPLICABLE TO COMMON SHARES++(b)
-----------------------                     ---------------------------------------
                  BASED           ENDING
                     ON              NET
   BASED         COMMON           ASSETS
      ON      SHARE NET       APPLICABLE     EXPENSES       EXPENSES            NET     PORTFOLIO
  MARKET          ASSET        TO COMMON    INCLUDING      EXCLUDING     INVESTMENT      TURNOVER
   VALUE(a)       VALUE(a)   SHARES (000)    INTEREST(c)    INTEREST         INCOME          RATE
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
   15.34%          5.00%       $ 284,746         1.22%*         1.16%*         6.71%*           5%
   24.07          20.90          279,312         1.30           1.23           7.25             2
  (11.12)        (11.92)         243,589         1.42           1.25           6.72             6
   (4.66)          1.40          289,400         1.38           1.21           6.41             9
    7.68           6.46          299,001         1.22           1.22           6.44             8
   (1.66)          2.16          297,624         1.20           1.20           6.39            20
--------------------------------------------------------------------------------------------------
   10.04           4.85          493,539         1.66*          1.43*          6.23*            7
   31.78          20.15          484,069         1.98           1.47           6.56             7
  (17.17)        (12.98)         425,557         2.13           1.25           6.12             8
   (1.77)          1.55          513,021         1.76           1.16           6.19             5
    7.11           6.75          528,984         1.16           1.16           6.14            15
   (3.32)          2.14          520,508         1.16           1.16           6.20            23
===================================================================================================

*     Annualized.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or Variable Rate Demand Preferred shares, where applicable.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

(c) The expense ratios reflect, among other things, payments to Variable Rate Demand Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 - Variable Rate Demand Preferred Shares and Inverse Floating Rate Securities, respectively.

(d)   For the six months ended April 30, 2010.

                                See accompanying notes to financial statements.

                                                          Nuveen Investments 99

| Financial
| Highlights (Unaudited) (continued)

Selected data for a Common share outstanding throughout each period:

                                                          INVESTMENT OPERATIONS
                                  ----------------------------------------------------------------------
                                                             DISTRIBUTIONS     DISTRIBUTIONS
                                                                  FROM NET              FROM
                      BEGINNING                                 INVESTMENT           CAPITAL
                         COMMON                       NET        INCOME TO          GAINS TO
                          SHARE          NET    REALIZED/     AUCTION RATE      AUCTION RATE
                      NET ASSET   INVESTMENT   UNREALIZED        PREFERRED         PREFERRED
                          VALUE       INCOME   GAIN (LOSS)    SHAREHOLDERS+     SHAREHOLDERS+      TOTAL
----------------------------------------------------------------------------------------------------------
INSURED DIVIDEND ADVANTAGE (NVG)
----------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                 $ 14.80       $  .45      $   .17           $   --**           $  --**   $   .62
2009                      12.85         1.00         1.77             (.06)               --        2.71
2008                      15.09         1.00        (2.25)            (.29)               --       (1.54)
2007                      15.50         1.00         (.38)            (.28)               --         .34
2006                      15.23         1.01          .33             (.25)               --        1.09
2005                      15.78         1.00         (.38)            (.15)             (.01)        .46
INSURED TAX-FREE ADVANTAGE (NEA)
---------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                   14.42          .45          .23             (.01)               --         .67
2009                      12.37          .98         1.86             (.06)               --        2.78
2008                      14.71          .95        (2.31)            (.27)               --       (1.63)
2007                      14.93          .97         (.21)            (.27)               --         .49
2006                      14.56          .97          .38             (.24)               --        1.11
2005                      14.75          .97         (.19)            (.15)               --         .63
==========================================================================================================

                             LESS DISTRIBUTIONS
                    ---------------------------------
                                                            DISCOUNT
                           NET                                  FROM
                    INVESTMENT     CAPITAL                    COMMON      ENDING
                     INCOME TO    GAINS TO                    SHARES      COMMON
                        COMMON      COMMON               REPURCHASED       SHARE    ENDING
                        SHARE-      SHARE-                       AND   NET ASSET    MARKET
                       HOLDERS     HOLDERS      TOTAL        RETIRED       VALUE     VALUE
-------------------------------------------------------------------------------------------
INSURED DIVIDEND ADVANTAGE (NVG)
-------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                 $ (.42)     $ (.04)   $  (.46)          $ --     $ 14.96   $ 14.53
2009                      (.76)         --       (.76)            --**     14.80     13.85
2008                      (.70)         --       (.70)            --       12.85     11.42
2007                      (.75)         --       (.75)            --       15.09     13.71
2006                      (.82)         --       (.82)            --       15.50     14.89
2005                      (.89)       (.12)     (1.01)            --       15.23     14.17
INSURED TAX-FREE ADVANTAGE (NEA)
------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                   (.41)         --       (.41)            --       14.68     14.52
2009                      (.73)         --       (.73)            --**     14.42     13.48
2008                      (.71)         --       (.71)            --       12.37     11.40
2007                      (.71)         --       (.71)            --       14.71     14.30
2006                      (.74)         --       (.74)            --       14.93     14.35
2005                      (.81)       (.01)      (.82)            --       14.56     13.41
===========================================================================================

                                                                                                            AUCTION RATE PREFERRED
                                                                                                              SHARESAND MUNIFUND
                      AUCTION RATE PREFERRED SHARES                 MUNIFUND TERM PREFERRED SHARES          TERM PREFERRED SHARES
                              AT END OF PERIOD                              AT END OF PERIOD                   AT END OF PERIOD
                    ----------------------------------   -------------------------------------------------  ----------------------
                      AGGREGATE  LIQUIDATION              AGGREGATE  LIQUIDATION    AVERAGE
                         AMOUNT   AND MARKET      ASSET      AMOUNT   AND MARKET     MARKET          ASSET
                    OUTSTANDING        VALUE   COVERAGE OUTSTANDING        VALUE      VALUE       COVERAGE   ASSET COVERAGE PER $1
                           (000)   PER SHARE  PER SHARE        (000)   PER SHARE  PER SHARE      PER SHARE  LIQUIDATION PREFERENCE
-----------------------------------------------------------------------------------------------------------------------------------
INSURED DIVIDEND ADVANTAGE (NVG)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)               $  91,950     $ 25,000   $ 80,752   $ 108,000         $ 10    $ 10.16****    $ 32.30                  $ 3.23
2009                     91,950       25,000     80,165     108,000           10      10.03          32.00                    3.21
2008                    226,975       25,000     67,189          --           --         --             --                      --
2007                    233,000       25,000     73,281          --           --         --             --                      --
2006                    233,000       25,000     74,575          --           --         --             --                      --
2005                    233,000       25,000     73,714          --           --         --             --                      --
INSURED TAX-FREE ADVANTAGE (NEA)
-----------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2010(d)                  67,375       25,000     79,266      83,000           10      10.09*****     31.71                    3.17
2009                    148,750       25,000     78,880          --           --         --             --                      --
2008                    132,800       25,000     68,124          --           --         --             --                      --
2007                    144,000       25,000     72,290          --           --         --             --                      --
2006                    144,000       25,000     73,005          --           --         --             --                      --
2005                    144,000       25,000     71,808          --           --         --             --                      --
===================================================================================================================================

100 Nuveen Investments

                                                                    RATIOS/SUPPLEMENTAL DATA
                         ------------------------------------------------------------------------------------------------------
                                             RATIOS TO AVERAGE NET ASSETS        RATIOS TO AVERAGE NET ASSETS
                                             APPLICABLE TO COMMON SHARES          APPLICABLE TO COMMON SHARES
    TOTAL RETURNS                              BEFORE REIMBURSEMENT++               AFTER REIMBURSEMENT++(b)
----------------------                -----------------------------------  ------------------------------------
                BASED         ENDING
                   ON            NET
   BASED       COMMON         ASSETS
      ON    SHARE NET     APPLICABLE   EXPENSES     EXPENSES          NET    EXPENSES     EXPENSES          NET   PORTFOLIO
  MARKET        ASSET      TO COMMON  INCLUDING    EXCLUDING   INVESTMENT   INCLUDING    EXCLUDING   INVESTMENT    TURNOVER
   VALUE(a)     VALUE(a) SHARES (000)  INTEREST(c)  INTEREST       INCOME    INTEREST(c)  INTEREST       INCOME        RATE
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
    8.35%        4.25%     $ 445,904       1.92%*       1.07%*       5.89%*      1.70%*        .85%*       6.10%*         2%
   28.72        21.54        441,207       1.25         1.17         6.86         .98          .91         7.12           9
  (12.11)      (10.64)       383,035       1.32         1.17         6.48         .98          .83         6.82           7
   (3.12)        2.25        449,982       1.31         1.14         6.15         .90          .73         6.56          12
   11.09         7.39        462,037       1.15         1.15         6.15         .70          .70         6.60          15
    2.00         2.93        454,018       1.15         1.15         5.96         .70          .70         6.42           2
-------------------------------------------------------------------------------------------------------------------------------
   10.84         4.67        326,413       1.62*        1.12*        6.08*       1.48*         .98*        6.22*         --***
   25.41        23.05        320,587       1.24         1.19         7.14         .99          .94         7.39           6
  (15.97)      (11.56)       229,075       1.26         1.19         6.27         .87          .81         6.66           8
    4.59         3.35        272,391       1.19         1.17         6.04         .70          .68         6.53           6
   12.82         7.82        276,506       1.19         1.19         6.12         .69          .69         6.61          --
   (4.68)        4.33        269,614       1.19         1.19         6.06         .70          .70         6.55           1
===============================================================================================================================

*     Annualized.

**    Rounds to less than $.01 per share.

***   Calculates to less than 1%.

**** For the period October 19, 2009 (first issuance dates of shares) through October 31, 2009.

***** For the period January 19, 2010 (first issuance dates of shares) through April 30, 2010.

+     The amounts shown are based on Common share equivalents.

++ Ratios do not reflect the effect of dividend payments to Auction Rate Preferred shareholders; Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to Auction Rate Preferred shares and/or MuniFund Term Preferred shares, were applicable.

(a) Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

      Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(b) After expense reimbursement from Adviser, where applicable. Expense ratios do not reflect the reduction of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable.

(c) The expense ratios reflect, among other things, payments to MuniFund Term Preferred shareholders and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Footnote 1 - MuniFund Term Preferred Shares and Inverse Floating Rate Securities, respectively.

(d)   For the six months ended April 30, 2010.

                                See accompanying notes to financial statements.

                                                         Nuveen Investments 101

Reinvest Automatically Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

NUVEEN CLOSED-END FUNDS DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price

102   Nuveen Investments
per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

                                                         Nuveen Investments 103

Glossary of Terms Used in this Report

o AUCTION RATE BOND: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have "failed", with current holders receiving a formula-based interest rate until the next scheduled auction.

o AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

o AVERAGE EFFECTIVE MATURITY: The average of the number of years to maturity of the bonds in a Fund's portfolio, computed by weighting each bond's time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio's residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

o INVERSE FLOATERS: Inverse floating rate securities, also known as inverse floaters, are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond's par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an "inverse floater") to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates' holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond's downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond's value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

104 Nuveen Investments

o LEVERAGE-ADJUSTED DURATION: Duration is a measure of the expected period over which a bond's principal and interest will be paid, and consequently is a measure of the sensitivity of a bond's or bond Fund's value to changes when market interest rates change. Generally, the longer a bond's or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

o MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

o NET ASSET VALUE (NAV): A Fund's NAV per share is calculated by subtracting the liabilities of the Fund (including any Preferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of common shares outstanding. Fund NAVs are calculated at the end of each business day.

o PRE-REFUNDING: Pre-refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond's credit rating and thus its value.

o TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

o ZERO COUPON BOND: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Tax-exempt income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

                                                         Nuveen Investments 105

Notes

106 Nuveen Investments

Notes

                                                         Nuveen Investments 107

Notes

108   Nuveen Investments

Other Useful Information




BOARD OF
DIRECTORS/TRUSTEES
John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Terence J. Toth

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Company
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the twelve-month period ended June 30, 2009, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 100 F Street NE, Washington, D.C. 20549.

CEO CERTIFICATION DISCLOSURE


Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange ("NYSE") the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

COMMON AND PREFERRED SHARE INFORMATION

Each Fund intends to repurchase and/or redeem shares of its own common and/or auction rate preferred stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased and/or redeemed shares of their common and/or auction rate preferred stock as shown in the accompanying table.

                                                                   AUCTION RATE
                                            COMMON SHARES      PREFERRED SHARES
                                              REPURCHASED              REDEEMED
NQI                                                    --                   266
NIO                                                 2,900                   426
NIF                                                    --                    --
NPX                                                    --                    --
NVG                                                    --                    --
NEA                                                    --                 3,255

Any future repurchases and/or redemptions will be reported to shareholders in the next annual or semi-annual report.

                                                         Nuveen Investments 109

Nuveen Investments:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, longterm investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

FOCUSED ON MEETING INVESTOR NEEDS.

Nuveen Investments is a global investment management firm that seeks to help secure the long-term goals of institutions and high net worth investors as well as the consultants and financial advisors who serve them. We market our growing range of specialized investment solutions under the high-quality brands of HydePark, NWQ, Nuveen, Santa Barbara, Symphony, Tradewinds and Winslow Capital. In total, Nuveen Investments managed approximately $150 billion of assets on March 31, 2010.

FIND OUT HOW WE CAN HELP YOU.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or NUVEEN INVESTMENTS, 333 W. WACKER DR., CHICAGO, IL 60606. Please read the prospectus carefully before you invest or send money.

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ESA-D-0410D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)  See Portfolio of Investments in Item 1.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors or Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Insured Dividend Advantage Municipal Fund
            -----------------------------------------------------------

By (Signature and Title)  /s/ Kevin J. McCarthy
                         ----------------------------------------------
                          Kevin J. McCarthy
                          (Vice President and Secretary)

Date: July 8, 2010
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: July 8, 2010
    -------------------------------------------------------------------

By (Signature and Title)  /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: July 8, 2010
    -------------------------------------------------------------------